                                                           File Numbers 33-85496
                                                                        811-8830

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment Number

                  Post-Effective Amendment Number 26          X

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment Number 17             X

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
             (formerly The Minnesota Mutual Life Insurance Company)
                               (Name of Depositor)

                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)

                          Gary R. Christensen, Esq.
                       Vice President and General Counsel

                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Stephen E. Roth, Esq.
                        Sutherland, Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                          Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b) of Rule 485
     ---

      X  on May 1, 2013 pursuant to paragraph (b) of Rule 485
     ---

         60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---

         on (date) pursuant to paragraph (a)(1) of Rule 485
     ---

If appropriate, check the following:

         this post-effective amendment designates a new effective date for a
     ---
          previously filed post-effective amendment.

Title of Securities Being Registered: Group Variable Universal Life Insurance Contracts and Certificates.

                                                         MINNESOTA LIFE VARIABLE
                                                          UNIVERSAL LIFE ACCOUNT
                                                MINNESOTA LIFE INSURANCE COMPANY

                                                                      PROSPECTUS

Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance policies and certificates issued by Minnesota Life Insurance Company ("Minnesota Life", "we", "us" or "our").

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an "insured") and the flexibility to vary premium payments. Certificates are documents, generally held by individuals ("certificate owner", "owner" or "you"), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract or group policy is the Minnesota Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance ("group sponsor" or "contractholder") for eligible participants. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued. All references to a certificate in this prospectus shall include individual policies issued in this manner, as well as certificates issued under a group contract.

Subject to the limitations in this prospectus, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account ("separate account"). The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the group policy, the certificate and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life.


The separate account, through its sub-accounts, invests its assets in shares of Fidelity(R) Variable Insurance Products Funds ("Fidelity(R) VIP" or "VIP"), Ivy Funds Variable Insurance Portfolios ("Ivy Funds VIP"), Janus Aspen Series, and Securian Funds Trust (the "Securian Funds Trust") (collectively the "Funds"). The Funds offer their shares exclusively to variable insurance products and certain qualified plans and have the following portfolios which are available for contracts offered under this prospectus (the "Portfolios"):



FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS             JANUS ASPEN SERIES
- VIP Contrafund(R) Portfolio: Initial Class Shares       - Janus Aspen Series Forty Portfolio--Service
- VIP Equity-Income Portfolio: Initial Class Shares         Shares
- VIP High Income Portfolio: Initial Class Shares         - Janus Aspen Series Overseas Portfolio--Service
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS                     Shares
- Ivy Funds VIP Balanced                                  SECURIAN FUNDS TRUST
- Ivy Funds VIP Core Equity                               - Advantus Bond Fund--Class 2 Shares
- Ivy Funds VIP Growth                                    - Advantus Index 400 Mid-Cap Fund--Class 2
- Ivy Funds VIP High Income                                 Shares
- Ivy Funds VIP International Core Equity                 - Advantus Index 500 Fund--Class 2 Shares
- Ivy Funds VIP Micro Cap Growth                          - Advantus International Bond Fund--Class 2
- Ivy Funds VIP Small Cap Growth                            Shares
- Ivy Funds VIP Small Cap Value                           - Advantus Money Market Fund
- Ivy Funds VIP Value                                     - Advantus Mortgage Securities Fund--Class 2
                                                            Shares
                                                          - Advantus Real Estate Securities Fund--Class 2
                                                            Shares


PLEASE NOTE THAT THE POLICY, CERTIFICATES AND THE PORTFOLIOS:
   are not guaranteed to achieve their goals;
   are not federally insured;
   are not endorsed by any bank or government agency; and are subject to risks, including loss of the amount invested.

A prospectus for each of the Portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

The Securities and Exchange Commission has not approved the policy, the certificates, the guaranteed account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

THE POLICY AND CERTIFICATES ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES OR CERTIFICATES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.


The date of this prospectus and the statement of additional information is May 1, 2013.


Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098


[MINNESOTA LIFE LOGO]

TABLE OF CONTENTS



                                                                                              Page
Questions and Answers about the Variable Group Universal Life Insurance Contract                2
     Summary of Benefits and Risks                                                              2
     Risks of Owning a Variable Universal Life Insurance Certificate                            2
     Fee Tables                                                                                 6
General Descriptions                                                                            8
     Minnesota Life Insurance Company                                                           8
     Minnesota Life Variable Universal Life Account                                             9
     Additions, Deletions or Substitutions                                                     11
     Voting Rights                                                                             11
     The Guaranteed Account                                                                    12
     Summary Information                                                                       12
          Guaranteed Account Value                                                             12
Charges                                                                                        13
     Premium Expense Charges                                                                   13
          Sales Charge                                                                         13
          Premium Tax Charge                                                                   13
          OBRA Expense Charge                                                                  14
     Account Value Charges                                                                     14
          Monthly Deduction                                                                    14
          Partial Surrender Charge                                                             15
          Transfer Charge                                                                      15
          Additional Benefits Charges                                                          15
     Separate Account Charges                                                                  15
     Fund Charges                                                                              16
     Guarantee of Certain Charges                                                              16
Information about the Group Policy and Certificates                                            16
     Applications and Issuance                                                                 16
     Dollar Cost Averaging                                                                     16
     Free Look                                                                                 17
     Continuation of Group Coverage                                                            17
     Conversion Right to an Individual Policy                                                  18
     General Provisions of the Group Contract                                                  18
          Issuance                                                                             18
          Termination                                                                          18
          Right to Examine Group Contract                                                      18
          Entire Group Contract                                                                18
          Ownership of Group Contract and Group Contract Changes                               19
Certificate Premiums                                                                           19
     Premium Limitations                                                                       19
     Allocation of Net Premiums and Account Value                                              20
Death Benefit and Account Values                                                               20
     Option A -- Level Death Benefit                                                           20
     Option B -- Increasing Death Benefit                                                      21
     Change in Face Amount                                                                     21
          Increases                                                                            21
          Decreases                                                                            21
     Payment of Death Benefit Proceeds                                                         21
     Account Values                                                                            22
          Determination of the Guaranteed Account Value                                        22
          Determination of the Separate Account Value                                          23
          Unit Value                                                                           23
          Net Investment Factor                                                                23
          Daily Values                                                                         23


I

                                                                                              Page
Surrenders, Partial Surrenders and Transfers                                                   24
     Transfers                                                                                 24
          Market Timing                                                                        25
          Guaranteed Account Transfer Restrictions                                             26
          Other Transfer Information                                                           26
Loans                                                                                          27
     Loan Interest                                                                             27
     Loan Repayments                                                                           28
Lapse and Reinstatement                                                                        28
     Lapse                                                                                     28
     Reinstatement                                                                             28
     Additional Benefits                                                                       29
          Accelerated Benefits Rider                                                           29
          Waiver of Premium Rider                                                              29
          Accidental Death and Dismemberment Rider                                             29
          Child Rider                                                                          29
          Spouse Rider                                                                         29
          Policyholder Contribution Rider                                                      29
     General Matters Relating to the Certificate                                               29
          Postponement of Payments                                                             29
          The Certificate                                                                      30
          Control of Certificate                                                               30
          Maturity                                                                             30
          Beneficiary                                                                          30
          Change of Beneficiary                                                                31
          Settlement Options                                                                   31
          Abandoned Property Requirements                                                      32
Federal Tax Status                                                                             32
     Introduction                                                                              32
     Taxation of Minnesota Life and the Variable Universal Life Account                        32
     Tax Status of Certificates                                                                33
     Diversification of Investments                                                            33
     Owner Control                                                                             33
     Tax Treatment of Policy Benefits                                                          34
     Modified Endowment Contracts                                                              34
     Multiple Policies                                                                         35
     Withholding                                                                               35
     Business Uses of Policy                                                                   35
     Other Taxes                                                                               35
     Employer-owned Life Insurance Contracts                                                   36
     Life Insurance Purchases by Residents of Puerto Rico                                      36
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations                   36
     Non-Individual Owners and Business Beneficiaries of Policies                              36
     Split-Dollar Arrangements                                                                 36
     Alternative Minimum Tax                                                                   37
     Estate, Gift and Generation-Skipping Transfer Taxes                                       37
          American Taxpayer Relief Act of 2012                                                 37
     Tax Shelter Regulations                                                                   37
     Medicare Tax on Investment Income                                                         37
     Life Insurance Purchases by Residents of Puerto Rico                                      37
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations                   38
Distribution of Certificates                                                                   38
     Payments Made by Underlying Mutual Funds                                                  39
Other Matters                                                                                  40
     Legal Proceedings                                                                         40
     Registration Statement                                                                    40
     Financial Statements                                                                      40
Statement of Additional Information                                                            41


II

QUESTIONS AND ANSWERS ABOUT THE VARIABLE GROUP UNIVERSAL LIFE INSURANCE
CONTRACT


SUMMARY OF BENEFITS AND RISKS

    All of the benefits and risks summarized below are subject to the terms, conditions and restrictions of the group-sponsored insurance program, the certificate and this prospectus.

    A variable universal life insurance certificate is an adjustable benefit life insurance contract that allows accumulation of cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums. The cash value of the certificate will fluctuate with the performance of the sub-accounts of the separate account. The choice of available investment options ("sub-accounts") and the guaranteed account is determined under the group-sponsored insurance program. Values may be transferred among the available investment options. An owner may make a partial surrender from his/her certificate, surrender all of his/her certificate or take certificate loans. Each certificate has a minimum Face Amount of death benefit coverage. The death benefit of a certificate may be greater than its Face Amount, as further described in this prospectus. If a certificate is in force upon the insured's death, the death benefit will be paid to the designated beneficiary.

    We offer six Riders that provide supplemental benefits under the policy: the Accelerated Benefits Rider, Waiver of Premium Rider, Accidental Death and Dismemberment Rider, Child Rider, Spouse Rider and Policyholder Contribution Rider. There is no charge for the Accelerated Benefits Rider and Policyholder Contribution Rider. These Riders may not be available in all states or in all group-sponsored insurance programs.

    There are several ways of receiving proceeds under the death benefit of a certificate, other than in a lump sum. More detailed information concerning these settlement options is set forth later in this prospectus.

RISKS OF OWNING A VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE

    The account values of a certificate, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's account value and, in some cases, may increase the cost of insurance. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the certificate.

    A universal life insurance certificate is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Because of this it is unsuitable as a short-term investment vehicle.

    There is a risk that a certificate will lapse. As described in the "Lapse and Reinstatement" section of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a lapsed certificate, subject to certain conditions.

    Certificate loans may increase the risk of certificate lapse, may have a negative effect on a certificate's cash value and may reduce a certificate's death benefit.

    In some circumstances, experience credits, loans and amounts received from a partial surrender or surrender of the certificate will be subject to federal income taxation and an additional 10 percent income tax could be imposed. For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus. Withdrawals may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

    Consistent with the group-sponsored insurance program, the group policy, the certificate and this prospectus, we reserve the right to limit the size, number and frequency of transfers, limit the amount of a certificate loan, and restrict certificate withdrawals and surrenders.

WHAT IS A UNIVERSAL LIFE INSURANCE CERTIFICATE?

    A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. Unlike term life insurance, universal life insurance coverage allows you to accumulate cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums (which means premium payments may be increased or decreased as allowed for by the certificate and this prospectus).

    A universal life insurance certificate has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deduction. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate. Unlike term life insurance, universal life insurance coverage may be adjusted by the owner of the certificate, without the necessity of issuing a new certificate for that owner. There are limitations to these adjustments and we may require evidence of insurability before requested increases take effect.

    Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate's net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

    Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

    A universal life insurance certificate may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage. Term coverage is usually for a fixed period of time for a fixed premium.

WHAT MAKES THE CERTIFICATE "VARIABLE"?

    The certificate is termed "variable" because unlike a universal life certificate which provides for the accumulation of certificate values at fixed rates determined by the insurance company, variable universal life insurance certificate values may be invested in variable investment options. The separate account we use for our group contracts is called the Minnesota Life Variable Universal Life Account and is composed of variable investment options or sub-accounts. The separate account keeps its assets separate from the other assets of Minnesota Life. Each sub-account invests in a corresponding Portfolio of a Fund. Thus, the owner's account value, to the extent invested in the variable investment options (sub-accounts), will vary with the positive or negative investment experience of the corresponding Portfolios of the Funds.

    The account value of a certificate is the sum of the separate account value, guaranteed account value and loan account value. The separate account value is the sum of all current sub-account values. The guaranteed account value is the sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, if any, minus amounts transferred to the separate account or removed in connection with a partial surrender or loan and minus charges assessed against the guaranteed account value. The loan account value is the portion of the general account attributable to loans under a certificate together with accrued interest.

IS THERE AN INVESTMENT PERFORMANCE RISK?

    Yes. The account value of a certificate, to the extent invested in sub-accounts of the separate account, has no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may reduce the owner's account value. The owner is also subject to the risk that the investment performance of the selected sub-accounts may be less favorable than that of other sub-accounts, and in order to keep the certificate in force the owner may be required to pay more premiums than originally planned. The certificate also offers the owner the opportunity to have the account value increase more rapidly than it would under comparable fixed benefit certificates by virtue of favorable investment performance. In addition, under some certificates, the death benefit will also increase and decrease with investment experience.

   Subject to the limitations in the group policy, the certificate and this prospectus, owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the certificate's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under "The Guaranteed Account" and the "Death Benefit and Account Values" sections of this prospectus. If the owner allocates net premiums or account value to the guaranteed account, then we credit the owner's account value in the guaranteed account with a declared rate of interest, but the owner assumes the risk that the rates may decrease, although it will never be lower than a minimum guaranteed annual rate of 4 percent for group-sponsored programs effective prior to May 1, 2001. For group-sponsored programs effective on or after May 1, 2001, but before May 1, 2011, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011, the minimum guaranteed annual rate is 1.5 percent.


WHAT VARIABLE INVESTMENT OPTIONS ARE AVAILABLE?

    The separate account currently invests in each of the Portfolios listed below. However, your group sponsor insurance program may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios listed below.

 Fidelity(R) VIP Portfolios include (all are Initial Class Shares):

   Fidelity(R) VIP Contrafund(R) Portfolio
   Fidelity(R) VIP Equity-Income Portfolio
   Fidelity(R) VIP High Income Portfolio

 Ivy Funds VIP Portfolios include:

   Ivy Funds VIP Balanced
   Ivy Funds VIP Core Equity
   Ivy Funds VIP Growth

   Ivy Funds VIP High Income

   Ivy Funds VIP International Core Equity
   Ivy Funds VIP Micro Cap Growth
   Ivy Funds VIP Small Cap Growth
   Ivy Funds VIP Small Cap Value
   Ivy Funds VIP Value

 Janus Aspen Series Portfolios include (all are Service Shares):

   Janus Aspen Series Forty Portfolio
   Janus Aspen Series Overseas Portfolio


 Securian Funds Trust Funds include (except for Money Market, all shares are Class 2 Shares):

   Advantus Bond Fund
   Advantus Index 400 Mid-Cap Fund
   Advantus Index 500 Fund
   Advantus International Bond Fund
   Advantus Money Market Fund
   Advantus Mortgage Securities Fund
   Advantus Real Estate Securities Fund


    There is no assurance that any Portfolio will meet its objectives. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. We reserve the right to add, combine or remove eligible Funds and Portfolios.

HOW CAN NET PREMIUMS BE ALLOCATED?

    In the initial signed application for life insurance, the owner may indicate the desired allocation of net premiums among the guaranteed account and the available sub-accounts of the separate account, subject to the limitations in the certificate and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.

WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE CERTIFICATE?

    We offer two death benefit options under the certificate. Under "Option A", a level death benefit, the death benefit is the face amount of the certificate. Under "Option B", a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any unpaid monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

    Only the group sponsor may choose one of the two death benefit options under a group-sponsored program. The death benefit option so chosen shall be the same for all participants under the program. Once elected, the death benefit option chosen by the group sponsor shall remain unchanged.

    There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

ARE THE BENEFITS UNDER A CERTIFICATE SUBJECT TO FEDERAL INCOME TAX?

    Although guidance is limited, we believe that the owner's certificate should qualify as a life insurance contract for federal income tax purposes. Assuming that a certificate qualifies as a life insurance contract for federal income tax purposes, the benefits under certificates described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance certificates. Therefore, death proceeds payable under variable life insurance certificates should generally be excludable from the beneficiary's gross income for federal income tax purposes. The owner's net cash value should grow tax-deferred until such cash value is actually distributed to the owner.

    Unless a certificate is classified as a "modified endowment contract," distributions, including partial and complete surrenders and experience credits paid in cash, will not be taxed except to the extent that they exceed the owner's "investment in the contract" (i.e., gross premiums paid under the certificate reduced by any previously received amounts that were excludable from income), and loans will generally not be treated as taxable distributions. For federal income tax purposes, certificates classified as modified endowment contracts are treated as life insurance only with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. However, amounts received by the owner of a modified endowment contract, such as experience credits paid in cash, loans and amounts received from a partial surrender or from a surrender of the certificate will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan:

-  is made on or after the date on which the owner attains age 59 1/2,
-  is attributable to the owner becoming disabled, or
- is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.

    Determining whether a certificate is a modified endowment contract requires an examination of the premium paid in relation to the death benefit of the certificate. A certificate would be a modified endowment contract if the total premiums during the first seven contract years exceed the total sum of the net level premiums which would be paid under a seven-pay life certificate. A certificate which is subject to a material change will be treated as a new certificate on the date that the material change takes effect, to determine whether it is a modified endowment contract. The account value on the material change date will be taken into account in determining whether the seven-pay standard is met.

    For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus.

DOES THE OWNER HAVE ACCESS TO THE ACCOUNT VALUES?

    Yes. The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used:

-  to provide retirement income,
-  as collateral for a loan,
- to continue some amount of insurance protection without payment of premiums, or
-  to obtain cash by surrendering the certificate in full or in part.

    The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner's account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner's account value may be subject to conditions described in the certificate or under the "Death Benefit and Account Values", "Surrenders, Partial Surrenders and Transfers" and "Loans" sections of this prospectus.

    In general, the owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".) Partial surrenders may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

    A surrender or partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account.

WHAT CHARGES ARE ASSOCIATED WITH THE CERTIFICATE?

    We assess certain charges against each premium payment and the account values under each certificate and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the certificates are described under the "Charges" section of this prospectus. The specific charges are shown on the specifications page of the certificate. There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds. We also reserve the right to charge against the separate account assets, or make other provisions, for additional tax liability we may incur with respect to the separate account or the certificates.

FEE TABLES

    The following tables describe the fees and expenses that are payable when buying, owning and surrendering the certificate. The first table describes the fees and expenses that are payable at the time that the owner buys the certificate, surrenders the certificate, or transfers cash value between available investment options.

                              TRANSACTION FEES

Charge                                                              When Charge is Deducted               Amount Deducted
----------------------------------------------------------------  ---------------------------       -----------------------------

Maximum Sales Charge Imposed on Premiums                          From Each Premium Payment*        5 percent of Premium+

Maximum Premium Tax Charge                                        From Each Premium Payment*        4 percent of Premium+

Maximum OBRA Expense Charge**                                     From Each Premium Payment*        1.25 percent of Premium++

Maximum Deferred Sales Charge                                     None                              N/A

Maximum Partial Surrender Fee                                     From Each Partial Surrender       Lesser of $25 or 2 percent of
                                                                                                    the amount withdrawn

Maximum Transfer Fee                                              Upon Each Transfer+++             $10+++


--------------------------------------------------------------------------------
 * The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code Section 1035 exchange.

 ** The OBRA expense charge is to reimburse the Company for extra costs associated with a recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the "OBRA Expense Charge" section of this prospectus.

  + The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

 ++ For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.25 percent of each premium payment for group-sponsored programs implemented prior to April 1, 2000 or 0.35 percent of each premium payment for group-sponsored programs implemented on or after April 1, 2000.

+++ There is currently no fee assessed for transfers. A charge, not to exceed $10 per transfer, may be imposed in the future.

    The next table describes the fees and expenses that an owner will pay periodically during the time that the owner owns the certificate, not including fund operating expenses. The table also includes rider charges that will apply if the owner purchases any rider(s) identified below.

             PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

Charge                                                             When Charge is Deducted                  Amount Deducted
------                                                         ---------------------------------     ---------------------------
COST OF INSURANCE CHARGE(1)(6)
   MAXIMUM & MINIMUM CHARGE(7)                                 On the Certificate Date and Each      Maximum: $41.36 Per Month Per
                                                               Subsequent Monthly Anniversary        $1,000 of Net Amount at Risk

                                                                                                     Minimum: $0.03 Per Month Per
                                                                                                     $1,000 of Net Amount at Risk

   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES
   ISSUED PRIOR TO JANUARY 1, 2009 AND ALL FACE
   AMOUNT INCREASES ON SUCH CERTIFICATES                       On the Certificate Date and          Maximum: $32.01 Per Month Per
                                                               Each Subsequent Monthly              $1,000 of Net Amount at Risk
                                                               Anniversary
                                                                                                    Minimum: $0.03 Per Month Per
                                                                                                    $1,000 of Net Amount at Risk

   CHARGE FOR A 45 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)                                        On the Certificate Date and Each     $0.11 Per Month Per $1,000
                                                               Subsequent Monthly Anniversary       of Net Amount at Risk

MORTALITY AND EXPENSE RISK CHARGE(2)                           Each Valuation Date                  Maximum: 0.50 percent of
                                                                                                    average daily assets of the
                                                                                                    separate account per year

MONTHLY ADMINISTRATION CHARGE(3)                               On the Certificate Date and Each     Maximum: $4 Per Month
                                                               Subsequent Monthly Anniversary

LOAN INTEREST SPREAD(4)                                        Each Monthly Anniversary             2 percent of Policy Loan Per
                                                                                                    Year

ACCIDENTAL DEATH AND DISMEMBERMENT CHARGE(5)                   On the Certificate Date and Each     Maximum: $0.10 Per Month Per
                                                               Subsequent Monthly Anniversary       $1,000 of Net Amount at Risk

WAIVER OF PREMIUM CHARGE(5)                                    On the Certificate Date and Each     Maximum: 50 percent of the Cost
                                                               Subsequent Monthly Anniversary       of Insurance Charge

CHILD RIDER CHARGE(5)                                          On the Certificate Date and Each     Maximum: $0.35 Per Month Per
                                                               Subsequent Monthly Anniversary       $1,000 of Net Amount at Risk

SPOUSE RIDER CHARGE(1)(5)
   MAXIMUM & MINIMUM CHARGE(7)                                 On the Certificate Date and Each
                                                               Subsequent Monthly Anniversary



   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES
   ISSUED PRIOR TO JANUARY 1, 2009 AND ALL FACE
   AMOUNT INCREASES ON SUCH CERTIFICATES                       On the Certificate Date and          Maximum: $32.01 Per Month Per
                                                               Each Subsequent Monthly              $1,000 of Net Amount at Risk
                                                               Anniversary
                                                                                                    Minimum: $0.03 Per Month Per
                                                                                                    $1,000 of Net Amount at Risk

Charge                                                            When Charge is Deducted                  Amount Deducted
------                                                         ---------------------------------     ---------------------------

   CHARGE FOR A 45 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)                                        On the Certificate Date and Each      $0.11 Per Month Per $1,000
                                                               Subsequent Monthly Anniversary        of Net Amount at Risk


----------------------
(1) The cost of insurance charge will vary depending upon the insured's attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time.

(2) The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(3) The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(4) The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the "Loan Interest" section of this prospectus.

(5) The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

(6) The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(7) The maximum charge in this row applies to certificates issued on or after January 1, 2009.

(8) For certificates issued both before and after January 1, 2009.

    For information concerning compensation paid for the sale of the group contract and certificates, see the "Distribution of Certificates" section of the prospectus.


    The next table describes the range of total annual Portfolio operating expenses that an owner will pay while he or she owns the certificate. Expenses of the Portfolios may be higher or lower in the future. The table shows the lowest and highest expenses (as a percentage of Portfolio assets) charged by any of the Funds for its Portfolios for the fiscal year ended December 31, 2012. More detail concerning a particular Fund and its Portfolios' fees and expenses is contained in the prospectus for that Fund.


                RANGE OF ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS INCLUDING MANAGEMENT FEES,
              DISTRIBUTION (12b-1) FEES AND OTHER EXPENSES)*


Fee Description                                                                                    Minimum         Maximum
--------------------------------------------------------------------------------------------      --------        --------

Total Annual Portfolio Operating Expenses                                                          0.50%           1.35%


----------------------
* The range of Total Annual Portfolio Operating Expenses presented in this table does not reflect any fee waivers or expense reductions. Under certain circumstances the Funds may charge a redemption fee for certain market timing or frequent trading activity. For more detailed information about the fee and expense charges, fee waivers (if applicable), redemption fee (if applicable) and expense reductions (if applicable) for a particular Fund Portfolio please see that Fund's prospectus.

GENERAL DESCRIPTIONS


MINNESOTA LIFE INSURANCE COMPANY

    We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the

District of Columbia, Puerto Rico and Guam. Any benefits due and owing pursuant to a certificate are obligations of Minnesota Life.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

    On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

    We are the legal owner of the assets in the separate account. The obligations to group contract and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

    The separate account is divided into sub-accounts, each of which currently invests in one of the Fund Portfolios shown on the cover page of this prospectus. Your group sponsor insurance program, however, may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios.


    The separate account currently invests in Portfolios of the Fidelity VIP, Ivy Funds VIP, Janus Aspen Series and Securian Funds Trust. The Fund Portfolio prospectuses accompany this prospectus. For additional copies please call us at 1-800-843-8358. You should read each prospectus carefully before investing in the certificate.


    The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of the other Portfolios.

    All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.

    Below is a list of the Portfolios and their adviser and sub-adviser, if applicable.


Fund/Portfolio                                                         Investment Adviser             Investment Sub-Adviser
--------------                                                   -----------------------------    ------------------------------
FIDELITY(R) VIP:

Contrafund(R) Portfolio:

   Initial Class Shares                                          Fidelity Management & Research   FMR Co., Inc. and other investment
      (Seeks long-term capital appreciation.)                    Company ("FMR")                  advisers serve as sub-advisers for
                                                                                                  the portfolio.
Equity-Income Portfolio:

   Initial Class Shares                                          FMR                              FMR Co., Inc. and other investment
      (Seeks reasonable income. The fund will also consider                                       advisers serve as sub-advisers for
      the potential for capital appreciation. The fund's goal                                     the portfolio.
      is to achieve a yield which exceeds the composite yield
      on the securities comprising the Standard &
      Poor's 500(SM) Index (S&P 500(R)).)

High Income Portfolio:

   Initial Class Shares                                          FMR                              FMR Co., Inc. and other investment
      (Seeks a high level of current income, while also                                           advisers serve as sub-advisers for
      considering growth of capital.)                                                             the portfolio.


Fund/Portfolio                                                           Investment Adviser               Investment Sub-Adviser
--------------                                                     -----------------------------      ------------------------------
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:

   Ivy Funds VIP Balanced                                           Waddell & Reed Investment
      (Seeks to provide total return through a combination of       Management Company
      capital appreciation and current income.)

   Ivy Funds VIP Core Equity                                        Waddell & Reed Investment
      (Seeks to provide capital growth and appreciation.)           Management Company

   Ivy Funds VIP Growth                                             Waddell & Reed Investment
      (Seeks to provide growth of capital.)                         Management Company

   Ivy Funds VIP High Income                                        Waddell & Reed Investment
      (Seeks to provide total return through a combination of       Management Company
      high current income and capital appreciation.)

   Ivy Funds VIP International Core Equity                          Waddell & Reed Investment
      (Seeks to provide capital growth and appreciation.)           Management Company

   Ivy Funds VIP Micro Cap Growth                                   Waddell & Reed Investment         Wall Street Associates, LLC
      (Seeks to provide growth of capital.)                         Management Company

   Ivy Funds VIP Small Cap Growth                                   Waddell & Reed Investment
      (Seeks to provide growth of capital.)                         Management Company

   Ivy Funds VIP Small Cap Value                                    Waddell & Reed Investment
      (Seeks to provide capital appreciation.)                      Management Company

   Ivy Funds VIP Value                                              Waddell & Reed Investment
      (Seeks to provide capital appreciation.)                      Management Company

JANUS ASPEN SERIES:

Forty Portfolio--Service Shares                                     Janus Capital Management LLC
      (Seeks long-term growth of capital.)

Overseas Portfolio--Service Shares                                  Janus Capital Management LLC
      (Seeks long-term growth of capital.)

SECURIAN FUNDS TRUST:

Advantus Bond Fund--Class 2 Shares                                  Advantus Capital Management, Inc.

Advantus Index 400 Mid-Cap Fund--Class 2 Shares                     Advantus Capital Management, Inc.

Advantus Index 500 Fund--Class 2 Shares                             Advantus Capital Management, Inc.

Advantus International Bond Fund--Class 2 Shares                    Advantus Capital Management, Inc.  Franklin Advisers, Inc.

Advantus Money Market Fund*                                         Advantus Capital Management, Inc.

Advantus Mortgage Securities Fund--Class 2 Shares                   Advantus Capital Management, Inc.

Advantus Real Estate Securities Fund--Class 2 Shares                Advantus Capital Management, Inc.


---------------------
* Although the Money Market Fund seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Money Market Fund. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the separate account, during extended periods of low interest rates, the yield of the sub-account that invests in the Money Market Fund may become extremely low and possibly negative.

    The above Portfolios were selected based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we considered during the selection process was whether the Portfolio's investment adviser or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Payments Made by Underlying Mutual Funds."

    WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CERTIFICATE CASH VALUE OF YOUR CERTIFICATE RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

ADDITIONS, DELETIONS OR SUBSTITUTIONS

    We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

    We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Funds should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

    We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

    We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

    The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

VOTING RIGHTS

    We will vote the shares of the Funds held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Funds in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Funds in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Funds. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Funds. We will vote shares of the Funds held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

    We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

THE GUARANTEED ACCOUNT

    The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

    Because of exemptive and exclusionary provisions, interests in Minnesota Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

SUMMARY INFORMATION

    Minnesota Life's general account consists of all assets owned by Minnesota Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Minnesota Life, exclusive of loans, which is attributable to the group contract and certificate described herein and others of their class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of group contracts and certificates of this class. Allocations to the guaranteed account become part of the general assets of Minnesota Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.

    A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the "Transfers" section of this prospectus. Amounts allocated or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest.

GUARANTEED ACCOUNT VALUE Minnesota Life bears the full investment risk for amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. For group-sponsored programs effective prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs effective on or after May 1, 2001 but prior to May 1, 2011, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011, the minimum guaranteed annual rate is 1.5 percent. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the certificate's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

    Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value.

CHARGES

    Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

    There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds.

PREMIUM EXPENSE CHARGES

    The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate's net cash value.

SALES CHARGE We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

    The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge, the cost of insurance charge or the administration charge.

PREMIUM TAX CHARGE We will deduct a percentage of premium charge, not to exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. The state and/or jurisdiction in which a group policy is issued may impose taxes that are higher or lower than the premium taxes actually imposed on the group policy. This charge will be between 0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA EXPENSE CHARGE Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

ACCOUNT VALUE CHARGES

    The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

MONTHLY DEDUCTION The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.

    We may deduct an ADMINISTRATION CHARGE from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

    The monthly COST OF INSURANCE will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

    Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

    Changes to the cost of insurance rates are generally effective on the anniversary of the issuance of the group policy, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.



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    Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

    The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table") (a maximum charge of $32.01 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

    For group policies and certificates issued on and after January 1, 2009, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Table") (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)

PARTIAL SURRENDER CHARGE For certificates under some group-sponsored insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

TRANSFER CHARGE There is currently no charge assessed on transfers of net cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

ADDITIONAL BENEFITS CHARGES Additional benefits may be included with the certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charges associated with them. For a complete discussion of additional benefits see the "Additional Benefits" section of this prospectus.

SEPARATE ACCOUNT CHARGES

    We assess a MORTALITY AND EXPENSE RISK CHARGE directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the certificate is issued. The annual rate will not exceed ..50 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.

    Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that:
(1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.

    We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the

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

extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.

FUND CHARGES

    Shares of the Funds are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the Portfolios of the Funds. Advisory fees and portfolio expense fees of the Fund are described in each Fund's prospectus.

GUARANTEE OF CERTAIN CHARGES

    We will not increase the following charges for group policies: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.



INFORMATION ABOUT THE GROUP POLICY AND CERTIFICATES


APPLICATIONS AND ISSUANCE

    We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a certificate under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue either a certificate or an individual policy to give to the owner. The issuance of a group contract or an individual policy and their associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

    Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

    A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

DOLLAR COST AVERAGING


    We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the Advantus Money Market Fund Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is


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

averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high.

    Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.


    To elect dollar cost averaging the owner must have at least $3,000 in the Advantus Money Market Fund Sub-Account. The automatic transfer amount from the Advantus Money Market Fund Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.

    A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the Advantus Money Market Fund Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.

    An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the Advantus Money Market Fund Sub-Account unless a transfer request is made. Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.


FREE LOOK

    It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

    A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

    Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

CONTINUATION OF GROUP COVERAGE

    If the insured's eligibility under a group contract ends, the owner's current group coverage may continue unless the certificate is no longer in force or the limitations below apply as of the date eligibility ends:

-  The group contract has terminated; or
- The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the certificate is issued. The required minimum will never be higher than $250.

    The insurance amount will not change unless the owner requests a change. We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.

    Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.



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CONVERSION RIGHT TO AN INDIVIDUAL POLICY

    If life insurance provided under the group contract is not continued upon termination of the insured's eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group certificate to an individual policy of life insurance with us subject to the following:

- The owner's written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner's insurance terminates under the group contract.
- The owner may convert all or a part of the group insurance in effect on the date that the owner's coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested, and the owner may choose any death benefit option offered by such policy forms. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday.
- If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.

    In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.

GENERAL PROVISIONS OF THE GROUP CONTRACT

ISSUANCE The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.

TERMINATION The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be allowed to convert to individual coverage as described under the "Conversion Right to an Individual Policy" section of this prospectus.

    Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

    Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

RIGHT TO EXAMINE GROUP CONTRACT The contractholder may terminate the group contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

ENTIRE GROUP CONTRACT The group contract, the attached copy of the contractholder's signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.



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OWNERSHIP OF GROUP CONTRACT AND GROUP CONTRACT CHANGES  The contractholder owns the group contract. THE GROUP CONTRACT MAY BE CHANGED OR AMENDED BY AGREEMENT BETWEEN US AND THE CONTRACTHOLDER WITHOUT THE CONSENT OF ANY PERSON CLAIMING RIGHTS OR BENEFITS UNDER THE GROUP CONTRACT. ANY SUCH CHANGES MADE, THAT ARE
NOT MATERIAL TO THE INFORMATION PRESENTED IN THIS REGISTRATION STATEMENT, MAY
BE MADE WITHOUT NOTICE TO OR CONSENT OF THE CERTIFICATE OWNERS. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.

CERTIFICATE PREMIUMS

    A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.

    When the certificate is established, the certificate's specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

    Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Right to an Individual Policy".) The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See "Continuation of Group Coverage".)

PREMIUM LIMITATIONS

    After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status".) When we receive the signed application, our systems will test the owner's elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.



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

ALLOCATION OF NET PREMIUMS AND ACCOUNT VALUE

    Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Funds. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the "Unit Value" section of this prospectus.


    The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.


    Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this "free look" period. Net premiums will be allocated to the Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Money Market Sub-Account until the end of the period.

    We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.

    If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.

DEATH BENEFIT AND ACCOUNT VALUES

    If the certificate is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected by the contractholder.

    Only the group sponsor may choose one of two death benefit options. The death benefit option so chosen shall be the same for all participants under the group-sponsored program. Once elected, the death benefit option chosen by the group-sponsor shall remain unchanged. There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

OPTION A -- LEVEL DEATH BENEFIT

    The amount of the death benefit for Option A is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; less


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

-  any outstanding certificate loans and accrued loan interest charged;
   less
- any unpaid monthly deductions determined as of the date of the insured's death.

OPTION B -- INCREASING DEATH BENEFIT

    The amount of the death benefit for Option B is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the owner's account value as of the date we receive due proof of death satisfactory to us; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; plus
- any monthly deductions taken under the certificate since the date of death; less
-  any outstanding certificate loans and accrued loan interest charged;
   less
- any unpaid monthly deductions determined as of the date of the insured's death.

    At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The group sponsor must select the same test for all certificates. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests, please see the Statement of Additional Information.

CHANGE IN FACE AMOUNT

    Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges".) In addition, a change in the face amount of a certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the "Federal Tax Status" section. You should consult a tax adviser before changing the face amount of a certificate.

INCREASES If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

    With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's certificate. (See "Free Look".)

DECREASES Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner's certificate. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

PAYMENT OF DEATH BENEFIT PROCEEDS

    The amount payable as death proceeds upon the insured's death will be determined according to the death benefit under the option elected. The death benefit proceeds will also include any amounts payable under any riders.



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

    If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See "Additional Benefits".)

    Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. Under Option A death benefit, interest will be paid on the death benefit from the date of the insured's death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured's death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date of payment; therefore, the account value may increase or decrease in value from the date of the insured's death to the date of the payment of the death proceeds. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law.

    Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement (See "Settlement Options").

    When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options").

    An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

ACCOUNT VALUES

    The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate's loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

    We will send the owner a report each year advising the owner of the certificate's account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.

    Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

DETERMINATION OF THE GUARANTEED ACCOUNT VALUE The guaranteed account value is the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. For group-sponsored programs effective prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs effective on or after May 1, 2001 but prior to May 1, 2011, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011,

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

the minimum guaranteed annual rate is 1.5 percent. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.

DETERMINATION OF THE SEPARATE ACCOUNT VALUE The certificate's separate account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value, for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.

    Once determined, the number of units credited to the owner's certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits, loan interest credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

UNIT VALUE The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

NET INVESTMENT FACTOR The net investment factor for a valuation period is the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this certificate which is assessed at the annual rate stated on the specifications page of the certificate against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:

- the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus
- the per share amount of any dividend or capital gains distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period; with the sum divided by
- the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.

    We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.

DAILY VALUES We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central Time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Funds' portfolio securities will not materially affect the current net asset value of such Funds' shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Funds' shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.



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

SURRENDERS, PARTIAL SURRENDERS AND TRANSFERS


    The owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. To make a surrender or partial surrender, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and partial surrender requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or partial surrender request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or, at the option of the owner, can be applied to a settlement option. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".)

    A partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group sponsored insurance program. The minimum will never exceed $500. The maximum amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. The maximum will be either:

- (a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding certificate loans plus accrued certificate loan interest charged; or
-  100 percent of the net cash value.
   The maximum will be identified in the certificate.

    We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account. A partial surrender will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A partial surrender has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

    On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a partial surrender under the certificate.

    A transaction charge will be deducted from the net cash value in connection with a partial surrender for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

TRANSFERS

    The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.



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

    There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

MARKET TIMING This policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios an their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

    We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

    We reserve the right to restrict the frequency of--or otherwise modify, condition or terminate--any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectuses for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

-  the dollar amount of the transfer(s);
- whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
- whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;
-  the number of transfers in the previous calendar quarter;
- whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

    In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

    In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.



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

    None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging.

    In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

GUARANTEED ACCOUNT TRANSFER RESTRICTIONS There are additional restrictions to transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

    The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.

OTHER TRANSFER INFORMATION For transfers out of the separate account or among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

    A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.

    The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Standard Time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is 1-651-665-4827.

    We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

    Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.

    Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-843-8358.



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LOANS


    The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where (a) is 90 percent of the owner's account value and (b) is any outstanding certificate loans plus accrued loan interest charged. A loan taken from or secured by a certificate may have federal income tax consequences. (See "Federal Tax Status".) The maximum loan amount is determined as of the date we receive the owner's request for a loan.

    Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission, or by any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

    When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

    If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

    Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

LOAN INTEREST

    The interest rate charged on a certificate loan will be 8 percent per year. Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will equal 8 percent annually, and compounded for the number of days since loan interest charges were last updated.

    The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

    Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 6 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 6 percent annually, and compounded for the number of days since loan interest charges were last updated.

    Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate's guaranteed account value

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

and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

LOAN REPAYMENTS

    If the certificate is in force, the loan can be repaid in part or in full at any time before the insured's death. The loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

    Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the "Transfers" section of this prospectus. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.

    A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.

LAPSE AND REINSTATEMENT

LAPSE

    Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

    The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured's death, will be paid if death occurs during the grace period.

REINSTATEMENT

    A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the

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

certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

    The amount of account value on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated increased by the net premiums paid at the time of reinstatement.

    The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.

ADDITIONAL BENEFITS

    Subject to certain requirements, one or more of the following additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits described below. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction and can be found in the summary table on page 7.

ACCELERATED BENEFITS RIDER Provides for the accelerated payment of all or a portion of the death benefit proceeds if the insured is terminally ill, subject to the minimums and maximums specified in the rider. Eligibility requirements and conditions for payment of accelerated benefits are also described in the rider. The amount of accelerated benefits payable is calculated by multiplying the death benefit by an accelerated benefit factor defined in the rider. Accelerated benefits will be paid to the owner unless the owner validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.

WAIVER OF PREMIUM RIDER Provides for the waiver of the monthly deduction while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.

ACCIDENTAL DEATH AND DISMEMBERMENT RIDER Provides additional insurance if the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the certificate will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

CHILD RIDER Provides for term insurance on the insured's children, as specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

SPOUSE RIDER Provides for term insurance on the insured's spouse and children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

POLICYHOLDER CONTRIBUTION RIDER Allows the contractholder to pay for all or a portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.

GENERAL MATTERS RELATING TO THE CERTIFICATE

POSTPONEMENT OF PAYMENTS Normally, we will pay any certificate proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a certificate with an Option B death

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

benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner's request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law. For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

    Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender or partial surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

    If mandated by applicable law, we may be required to block an owner's account and thereby refuse to pay any request for transfer, partial surrender, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

THE CERTIFICATE The certificate, the attached signed application, endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the certificate and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the signed application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the certificate. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the group policy or certificate or to waive any of its provisions.

CONTROL OF CERTIFICATE The insured will be considered the owner of the certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

MATURITY A certificate of insurance under the group contract matures in an amount equal to the certificate's net cash value upon the insured's 95th birthday.

BENEFICIARY The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured's death. The owner may name one or more beneficiaries on the signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

    If a beneficiary dies before the insured, that beneficiary's interest in the certificate ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the order of priority identified in the group contract.



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CHANGE OF BENEFICIARY  If the owner has reserved the right to change the beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records.

    After it has been so recorded, it will take effect as of the date the owner signed the request.

    However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

SETTLEMENT OPTIONS The death benefit proceeds of a certificate will be payable if we receive due proof satisfactory to us of the insured's death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.

    We will pay interest on the face amount of single sum death proceeds from the date of the insured's death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.

    The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.

    You may also choose to place the proceeds in a Minnesota Life Benefit Account until you elect a single sum payment or a settlement option. The Benefit Account is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to you, and you will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Minnesota Life, the bank will receive the amount you request as a transfer from our general account. The Benefit Account is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our general account, the Benefit Account is backed by the financial strength of Minnesota Life, although it is subject to the claims of our creditors.

    Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

- INTEREST PAYMENTS This option will provide payment of interest on the proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.
- FIXED PERIOD ANNUITY This is an annuity payable in monthly installments for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.
- LIFE ANNUITY This is an annuity payable monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.
- PAYMENTS OF A SPECIFIED AMOUNT This is an annuity payable in a specified amount until the proceeds and interest are fully paid.


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    The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law.

    Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

    Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.


ABANDONED PROPERTY REQUIREMENTS Every state has unclaimed property laws which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.


FEDERAL TAX STATUS

INTRODUCTION

    This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). We have not attempted to consider any applicable state or other tax laws.

TAXATION OF MINNESOTA LIFE AND THE MINNESOTA LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT

    We are taxed as a "life insurance company" under the Internal Revenue Code (the, "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

    At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.



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    In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

TAX STATUS OF CERTIFICATES

    Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

    However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy
Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

DIVERSIFICATION OF INVESTMENTS

    Diversification of investments Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be "adequately diversified."

OWNER CONTROL

    In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

    In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

    The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any

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certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

    The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

    On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual's contributions to the certificate and prior certificate activity. We also believe that certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

    There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

    A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts ("investment in the certificate"). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate's maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

MODIFIED ENDOWMENT CONTRACTS

    It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.

    Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1/2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

    The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.



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    It should be noted, in addition, that a certificate which is subject to a
"material change" shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

    To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

    In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

    If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

    Due to the certificate's flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

MULTIPLE POLICIES

    All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

WITHHOLDING

    To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.

BUSINESS USES OF POLICY

    The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

OTHER TAXES

    Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.



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EMPLOYER-OWNED LIFE INSURANCE CONTRACTS

    The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO

    In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts (or certificates) issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

    If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the certificate. In addition, under
Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.

SPLIT-DOLLAR ARRANGEMENTS

    The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

    Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for director and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

    Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.



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ALTERNATIVE MINIMUM TAX

    There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

    The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the certificate owner's estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner's estate upon the owner's death. The certificate would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

    Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.


AMERICAN TAXPAYER RELIEF ACT OF 2012 The American Taxpayer Relief Act of 2012 ("ATRA") was enacted on January 2, 2013, and succeeds many of the provisions of the Economic Growth and Tax Reconciliation Act of 2001 ("EGTRRA"), which expired on December 31, 2012. ATRA establishes permanent exclusion amounts and rate structures for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2012. The estate, gift, and generation skipping transfer tax exclusion amounts established under ATRA are annually adjusted for inflation. In addition, ATRA makes several transfer tax provisions originally introduced by EGTRRA permanent.

    For 2013, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively.

    The complexity of ATRA, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

    It should be understood that the foregoing description of federal income, gift and estate tax consequences is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance contract or exercising elections under such a contract should consult a tax adviser.

TAX SHELTER REGULATIONS.

    Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

MEDICARE TAX ON INVESTMENT INCOME.

    Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO.

    In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.

    Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

    Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.


DISTRIBUTION OF CERTIFICATES

    The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial ("Selling Firms"). Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

    The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Minnesota Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Minnesota Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firm. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

    Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Minnesota Life may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

    The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

    All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.


PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

    Minnesota Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account. These payments decrease a fund's investment return.

    In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/ redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

    Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Minnesota Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

    Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. All of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

    Minnesota Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a certificate is held and the greater a certificate's investment return.

OTHER MATTERS

LEGAL PROCEEDINGS

    Minnesota Life, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on: the separate account; Securian Financial to perform its underwriting contract with the separate account; or the ability of Minnesota Life to meet its obligations under the Policy.

REGISTRATION STATEMENT

    We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the group contracts and certificates offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Minnesota Life, the group contracts and certificates. Statements contained in this prospectus as to the contents of group contracts and certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

FINANCIAL STATEMENTS

    The complete financial statements of the separate account and Minnesota Life can be found in the Statement of Additional Information. The Statement of Additional Information is available from us at your request.

    To request a Statement of Additional Information call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

STATEMENT OF ADDITIONAL INFORMATION


    A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Universal Life Account, the group contract and the certificates is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us.

    To request a free copy of the Statement of Additional Information, a personalized illustration or any information about your certificate call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

    Information about Minnesota Life Variable Universal Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC, 20549-0102. You can also call the SEC at 1-202-551-8090.

    The table of contents for the Statement of Additional Information is as follows:

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters
Illustrations

Financial Statements


Investment Company Act Number 811-8830

                                                         MINNESOTA LIFE VARIABLE
                                                          UNIVERSAL LIFE ACCOUNT
                                                MINNESOTA LIFE INSURANCE COMPANY

                                                                      PROSPECTUS

Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance policies and certificates issued by Minnesota Life Insurance Company ("Minnesota Life", "we", "us" or "our").

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an "insured") and the flexibility to vary premium payments. Certificates are documents, generally held by individuals ("certificate owner", "owner" or "you"), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract or group policy is the Minnesota Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance ("group sponsor" or "contractholder") for eligible participants. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued. All references to a certificate in this prospectus shall include individual policies issued in this manner as well as certificates issued under a group contract.

Subject to the limitations in this prospectus, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account ("separate account"). The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the group policy, the certificate and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life.


The separate account, through its sub-accounts, invests its assets in shares of Fidelity(R) Variable Insurance Products Funds ("Fidelity(R) VIP" or "VIP"). The Fund offers its shares exclusively to variable insurance products and certain qualified plans and has the following portfolios which are available for contracts offered under this prospectus (the "Portfolios"):



FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS            - VIP FundsManager 70% Portfolio: Service
- VIP Asset Manager Portfolio: Initial Class Shares        Class Shares
- VIP Asset Manager: Growth Portfolio:                   - VIP FundsManager 85% Portfolio: Service
  Initial Class Shares                                     Class Shares
- VIP Balanced Portfolio: Initial Class Shares           - VIP Growth Portfolio: Initial Class Shares
- VIP Contrafund(R) Portfolio: Initial Class Shares      - VIP Growth & Income Portfolio: Initial Class Shares
- VIP Disciplined Small Cap Portfolio: Initial Class     - VIP Growth Opportunities Portfolio: Initial Class
  Shares                                                   Shares
- VIP Dynamic Capital Appreciation Portfolio: Initial    - VIP Growth Stock Portfolio: Initial Class Shares
  Class Shares                                           - VIP Growth Strategies Portfolio: Initial Class
- VIP Emerging Markets Portfolio: Initial Class Shares     Shares
- VIP Equity-Income Portfolio: Initial Class Shares      - VIP High Income Portfolio: Initial Class Shares
- VIP Freedom Income Portfolio: Initial Class Shares     - VIP Index 500 Portfolio: Initial Class Shares
- VIP Freedom 2010 Portfolio: Initial Class Shares       - VIP International Capital Appreciation Portfolio:
- VIP Freedom 2015 Portfolio: Initial Class Shares         Initial Class Shares
- VIP Freedom 2020 Portfolio: Initial Class Shares       - VIP Investment Grade Bond Portfolio: Initial
- VIP Freedom 2025 Portfolio: Initial Class Shares         Class Shares
- VIP Freedom 2030 Portfolio: Initial Class Shares       - VIP Mid Cap Portfolio: Initial Class Shares
- VIP Freedom 2035 Portfolio: Initial Class Shares       - VIP Money Market Portfolio: Initial Class Shares
- VIP Freedom 2040 Portfolio: Initial Class Shares       - VIP Overseas Portfolio: Initial Class Shares
- VIP Freedom 2045 Portfolio: Initial Class Shares       - VIP Real Estate Portfolio: Initial Class Shares
- VIP Freedom 2050 Portfolio: Initial Class Shares       - VIP Strategic Income Portfolio: Initial Class Shares
- VIP FundsManager 20% Portfolio: Service                - VIP Target Volatility Portfolio: Service Class
  Class Shares                                             Shares
- VIP FundsManager 50% Portfolio: Service                - VIP Value Portfolio: Initial Class Shares
  Class Shares                                           - VIP Value Leaders Portfolio: Initial Class Shares
- VIP FundsManager 60% Portfolio: Service                - VIP Value Strategies Portfolio: Initial Class Shares
  Class Shares


PLEASE NOTE THAT THE POLICY, CERTIFICATES AND THE PORTFOLIOS:

   are not guaranteed to achieve their goals;
   are not federally insured;
   are not endorsed by any bank or government agency; and are subject to risks, including loss of the amount invested.

A prospectus for each of the Portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

The Securities and Exchange Commission has not approved the policy, the certificates, the guaranteed account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

THE POLICY AND CERTIFICATES ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES OR CERTIFICATES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.


The date of this prospectus and the statement of additional information is May 1, 2013.


Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098

[MINNESOTA LIFE LOGO]

TABLE OF CONTENTS


                                                                                               Page
Questions and Answers about the Variable Group Universal Life Insurance Contract                 2
     Summary of Benefits and Risks                                                               2
     Risks of Owning a Variable Universal Life Insurance Certificate                             2
     Fee Tables                                                                                  7
General Descriptions                                                                             9
     Minnesota Life Insurance Company                                                            9
     Minnesota Life Variable Universal Life Account                                              9
     Additions, Deletions or Substitutions                                                      13
     Voting Rights                                                                              14
     The Guaranteed Account                                                                     14
     Summary Information                                                                        15
          Guaranteed Account Value                                                              15
Charges                                                                                         15
     Premium Expense Charges                                                                    16
          Sales Charge                                                                          16
          Premium Tax Charge                                                                    16
          OBRA Expense Charge                                                                   16
     Account Value Charges                                                                      16
          Monthly Deduction                                                                     16
          Partial Surrender Charge                                                              18
          Transfer Charge                                                                       18
          Additional Benefits Charges                                                           18
     Separate Account Charges                                                                   18
     Fund Charges                                                                               18
     Guarantee of Certain Charges                                                               18
Information about the Group Policy and Certificates                                             19
     Applications and Issuance                                                                  19
     Dollar Cost Averaging                                                                      19
     Free Look                                                                                  20
     Continuation of Group Coverage                                                             20
     Conversion Right to an Individual Policy                                                   20
     General Provisions of the Group Contract                                                   21
          Issuance                                                                              21
          Termination                                                                           21
          Right to Examine Group Contract                                                       21
          Entire Group Contract                                                                 21
          Ownership of Group Contract and Group Contract Changes                                21
Certificate Premiums                                                                            21
     Premium Limitations                                                                        22
     Allocation of Net Premiums and Account Value                                               22
Death Benefit and Account Values                                                                23
     Option A -- Level Death Benefit                                                            23
     Option B -- Increasing Death Benefit                                                       23
     Change in Face Amount                                                                      23
          Increases                                                                             24
          Decreases                                                                             24
     Payment of Death Benefit Proceeds                                                          24
     Account Values                                                                             24
          Determination of the Guaranteed Account Value                                         25
          Determination of the Separate Account Value                                           25
          Unit Value                                                                            25
          Net Investment Factor                                                                 25
          Daily Values                                                                          26


 I

                                                                                               Page
Surrenders, Partial Surrenders and Transfers                                                    26
     Transfers                                                                                  27
          Market Timing                                                                         27
          Guaranteed Account Transfer Restrictions                                              28
          Other Transfer Information                                                            29
Loans                                                                                           29
     Loan Interest                                                                              30
     Loan Repayments                                                                            30
Lapse and Reinstatement                                                                         31
     Lapse                                                                                      31
     Reinstatement                                                                              31
     Additional Benefits                                                                        31
          Accelerated Benefits Rider                                                            32
          Waiver of Premium Rider                                                               32
          Accidental Death and Dismemberment Rider                                              32
          Child Rider                                                                           32
          Spouse Rider                                                                          32
          Policyholder Contribution Rider                                                       32
     General Matters Relating to the Certificate                                                32
          Postponement of Payments                                                              32
          The Certificate                                                                       33
          Control of Certificate                                                                33
          Maturity                                                                              33
          Beneficiary                                                                           33
          Change of Beneficiary                                                                 33
          Settlement Options                                                                    33
          Abandoned Property Requirements                                                       34
Federal Tax Status                                                                              35
     Introduction                                                                               35
     Taxation of Minnesota Life and the Variable Universal Life Account                         35
     Tax Status of Certificates                                                                 35
     Diversification of Investments                                                             36
     Owner Control                                                                              36
     Tax Treatment of Policy Benefits                                                           36
     Modified Endowment Contracts                                                               37
     Multiple Policies                                                                          38
     Withholding                                                                                38
     Business Uses of Policy                                                                    38
     Other Taxes                                                                                38
     Employer-owned Life Insurance Contracts                                                    38
     Life Insurance Purchases by Residents of Puerto Rico                                       39
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations                    39
     Non-Individual Owners and Business Beneficiaries of Policies                               39
     Split-Dollar Arrangements                                                                  39
     Alternative Minimum Tax                                                                    39
     Estate, Gift and Generation-Skipping Transfer Taxes                                        39
          American Taxpayer Relief Act of 2012                                                  40
     Tax Shelter Regulations                                                                    40
     Medicare Tax on Investment Income                                                          40
     Life Insurance Purchases by Residents of Puerto Rico                                       40
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations                    40
Distribution of Certificates                                                                    41
     Payments Made by Underlying Mutual Funds                                                   41
Other Matters                                                                                   43
     Legal Proceedings                                                                          43
     Registration Statement                                                                     43
     Financial Statements                                                                       43
Statement of Additional Information                                                             44


II

QUESTIONS AND ANSWERS ABOUT THE VARIABLE GROUP UNIVERSAL LIFE INSURANCE
CONTRACT

SUMMARY OF BENEFITS AND RISKS

    All of the benefits and risks summarized below are subject to the terms, conditions and restrictions of the group-sponsored insurance program, the certificate and this prospectus.

    A variable universal life insurance certificate is an adjustable benefit life insurance contract that allows accumulation of cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums. The cash value of the certificate will fluctuate with the performance of the sub-accounts of the separate account. The choice of available investment options ("sub-accounts") and the guaranteed account is determined under the group-sponsored insurance program. Values may be transferred among the available investment options. An owner may make a partial surrender from his/her certificate, surrender all of his/her certificate or take certificate loans. Each certificate has a minimum Face Amount of death benefit coverage. The death benefit of a certificate may be greater than its Face Amount, as further described in this prospectus. If a certificate is in force upon the insured's death, the death benefit will be paid to the designated beneficiary.

    We offer six Riders that provide supplemental benefits under the policy: the Accelerated Benefits Rider, Waiver of Premium Rider, Accidental Death and Dismemberment Rider, Child Rider, Spouse Rider and Policyholder Contribution Rider. There is no charge for the Accelerated Benefits Rider and Policyholder Contribution Rider. These Riders may not be available in all states or in all group-sponsored insurance programs.

    There are several ways of receiving proceeds under the death benefit of a certificate, other than in a lump sum. More detailed information concerning these settlement options is set forth later in this prospectus.

RISKS OF OWNING A VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE

    The account values of a certificate, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's account value and, in some cases, may increase the cost of insurance. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectus for the Fund which accompanies this prospectus. You should carefully review the Fund prospectus before purchasing the certificate.

    A universal life insurance certificate is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Because of this it is unsuitable as a short-term investment vehicle.

    There is a risk that a certificate will lapse. As described in the "Lapse and Reinstatement" section of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a lapsed certificate, subject to certain conditions.

    Certificate loans may increase the risk of certificate lapse, may have a negative effect on a certificate's cash value and may reduce a certificate's death benefit.

    In some circumstances, experience credits, loans and amounts received from a partial surrender or surrender of the certificate will be subject to federal income taxation and an additional 10 percent income tax could be imposed. For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus. Withdrawals may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

    Consistent with the group-sponsored insurance program, the group policy, the certificate and this prospectus, we reserve the right to limit the size, number and frequency of transfers, limit the amount of a certificate loan, and restrict certificate withdrawals and surrenders.

WHAT IS A UNIVERSAL LIFE INSURANCE CERTIFICATE?

    A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. Unlike term life insurance, universal life insurance coverage allows you to accumulate cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums (which means premium payments may be increased or decreased as allowed for by the certificate and this prospectus).

    A universal life insurance certificate has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deduction. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate. Unlike term life insurance, universal life insurance coverage may be adjusted by the owner of the certificate, without the necessity of issuing a new certificate for that owner. There are limitations to these adjustments and we may require evidence of insurability before requested increases take effect.

    Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate's net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

    Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

    A universal life insurance certificate may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage. Term coverage is usually for a fixed period of time for a fixed premium.

WHAT MAKES THE CERTIFICATE "VARIABLE"?

    The certificate is termed "variable" because unlike a universal life certificate which provides for the accumulation of certificate values at fixed rates determined by the insurance company, variable universal life insurance certificate values may be invested in variable investment options. The separate account we use for our group contracts is called the Minnesota Life Variable Universal Life Account and is composed of variable investment options or sub-accounts. The separate account keeps its assets separate from the other assets of Minnesota Life. Each sub-account invests in a corresponding Portfolio of the Fund. Thus, the owner's account value, to the extent invested in the variable investment options (sub-accounts), will vary with the positive or negative investment experience of the corresponding Portfolios of the Fund.

    The account value of a certificate is the sum of the separate account value, guaranteed account value and loan account value. The separate account value is the sum of all current sub-account values. The guaranteed account value is the sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, if any, minus amounts transferred to the separate account or removed in connection with a partial surrender or loan and minus charges assessed against the guaranteed account value. The loan account value is the portion of the general account attributable to loans under a certificate together with accrued interest.

IS THERE AN INVESTMENT PERFORMANCE RISK?

    Yes. The account value of a certificate, to the extent invested in sub-accounts of the separate account, has no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may reduce the owner's account value. The owner is also subject to the risk that the investment performance of the selected sub-accounts may be less favorable than that of other sub-accounts, and in order to keep the certificate in force the owner may be required to pay more premiums than originally planned. The certificate also offers the owner the opportunity to have the account value increase more rapidly than it would under comparable fixed benefit certificates by virtue of favorable investment performance. In addition, under some certificates, the death benefit will also increase and decrease with investment experience.


    Subject to the limitations in the group policy, the certificate and this prospectus, owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the certificate's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under "The Guaranteed Account" "The Guaranteed Account" and the "Death Benefit and Account Values" sections of this prospectus. If the owner allocates net premiums or account value to the guaranteed account, then we credit the owner's account value in the guaranteed account with a declared rate of interest, but the owner assumes the risk that the rates may decrease, although it will never be lower than a minimum guaranteed annual rate of 4 percent.


WHAT VARIABLE INVESTMENT OPTIONS ARE AVAILABLE?

    The separate account currently invests in each of the Portfolios listed below. However, your group sponsor insurance program may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios listed below.

   Fidelity(R) VIP Portfolios include (all are Initial Class Shares unless otherwise noted):

    VIP Asset Manager Portfolio
    VIP Asset Manager: Growth Portfolio
    VIP Balanced Portfolio
    VIP Contrafund(R) Portfolio
    VIP Disciplined Small Cap Portfolio
    VIP Dynamic Capital Appreciation Portfolio
    VIP Emerging Markets Portfolio
    VIP Equity-Income Portfolio
    VIP Freedom Income Portfolio
    VIP Freedom 2010 Portfolio
    VIP Freedom 2015 Portfolio
    VIP Freedom 2020 Portfolio
    VIP Freedom 2025 Portfolio
    VIP Freedom 2030 Portfolio
    VIP Freedom 2035 Portfolio
    VIP Freedom 2040 Portfolio
    VIP Freedom 2045 Portfolio
    VIP Freedom 2050 Portfolio
    VIP FundsManager 20% Portfolio: Service Class Shares
    VIP FundsManager 50% Portfolio: Service Class Shares
    VIP FundsManager 60% Portfolio: Service Class Shares
    VIP FundsManager 70% Portfolio: Service Class Shares
    VIP FundsManager 85% Portfolio: Service Class Shares
    VIP Growth Portfolio
    VIP Growth & Income Portfolio
    VIP Growth Opportunities Portfolio
    VIP Growth Stock Portfolio

    VIP Growth Strategies Portfolio
    VIP High Income Portfolio
    VIP Index 500 Portfolio
    VIP International Capital Appreciation Portfolio
    VIP Investment Grade Bond Portfolio
    VIP Mid Cap Portfolio
    VIP Money Market Portfolio
    VIP Overseas Portfolio
    VIP Real Estate Portfolio
    VIP Strategic Income Portfolio

    VIP Target Volatility Portfolio

    VIP Value Portfolio
    VIP Value Leaders Portfolio
    VIP Value Strategies Portfolio

    There is no assurance that any Portfolio will meet its objectives. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectus for the Fund which accompany this prospectus.

    We reserve the right to add, combine or remove eligible Funds and Portfolios.

HOW CAN NET PREMIUMS BE ALLOCATED?

    In the initial signed application for life insurance, the owner may indicate the desired allocation of net premiums among the guaranteed account and the available sub-accounts of the separate account, subject to the limitations in the certificate and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.

WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE CERTIFICATE?

    We offer two death benefit options under the certificate. Under "Option A", a level death benefit, the death benefit is the face amount of the certificate. Under "Option B", a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any unpaid monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

    Only the group sponsor may choose one of the two death benefit options under a group-sponsored program. The death benefit option so chosen shall be the same for all participants under the program. Once elected, the death benefit option chosen by the group sponsor shall remain unchanged.

    There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

ARE THE BENEFITS UNDER A CERTIFICATE SUBJECT TO FEDERAL INCOME TAX?

    Although guidance is limited, we believe that the owner's certificate should qualify as a life insurance contract for federal income tax purposes. Assuming that a certificate qualifies as a life insurance contract for federal income tax purposes, the benefits under certificates described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance certificates. Therefore, death proceeds payable under variable life insurance certificates should generally be excludable from the beneficiary's gross income for federal income tax purposes. The owner's net cash value should grow tax-deferred until such cash value is actually distributed to the owner.

    Unless a certificate is classified as a "modified endowment contract," distributions, including partial and complete surrenders and experience credits paid in cash, will not be taxed except to the extent that they exceed the owner's "investment in the contract" (i.e., gross premiums paid under the certificate reduced by any previously received amounts that were excludable from income), and loans will generally not be treated as taxable distributions. For federal income tax purposes, certificates classified as modified endowment contracts are treated as life insurance only with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. However, amounts received by the owner of a modified endowment contract, such as experience credits paid in cash, loans and amounts received from a partial surrender or from a surrender of the certificate will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan:

-  is made on or after the date on which the owner attains age 59 1/2,
-  is attributable to the owner becoming disabled, or
- is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.

    Determining whether a certificate is a modified endowment contract requires an examination of the premium paid in relation to the death benefit of the certificate. A certificate would be a modified endowment contract if the total premiums during the first seven contract years exceed the total sum of the net level premiums which would be paid under a seven-pay life certificate. A certificate which is subject to a material change will be treated as a new certificate on the date that the material change takes effect, to determine whether it is a modified endowment contract. The account value on the material change date will be taken into account in determining whether the seven-pay standard is met.

    For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus.

DOES THE OWNER HAVE ACCESS TO THE ACCOUNT VALUES?

    Yes. The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used:

-  to provide retirement income,
-  as collateral for a loan,
- to continue some amount of insurance protection without payment of premiums, or
-  to obtain cash by surrendering the certificate in full or in part.

    The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner's account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner's account value may be subject to conditions described in the certificate or under the "Death Benefit and Account Values", "Surrenders, Partial Surrenders and Transfers" and "Loans" sections of this prospectus.

    In general, the owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".) Partial surrenders may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

    A surrender or partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account.

WHAT CHARGES ARE ASSOCIATED WITH THE CERTIFICATE?

    We assess certain charges against each premium payment and the account values under each certificate and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the certificates are described under the "Charges" section of this prospectus. The specific charges are shown on the specifications page of the certificate. There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Fund. We also reserve the right to charge against the separate account assets, or make other provisions, for additional tax liability we may incur with respect to the separate account or the certificates.

FEE TABLES

    The following tables describe the fees and expenses that are payable when buying, owning and surrendering the certificate. The first table describes the fees and expenses that are payable at the time that the owner buys the certificate, surrenders the certificate, or transfers cash value between available investment options.

                              TRANSACTION FEES

Charge                                                                     When Charge is Deducted           Amount Deducted
------                                                                  -----------------------------     ---------------------
Maximum Sales Charge Imposed on Premiums                                From Each Premium Payment*        5 percent of Premium+

Maximum Premium Tax Charge                                              From Each Premium Payment*        4 percent of Premium+

Maximum OBRA Expense Charge**                                           From Each Premium Payment*        1.25 percent of
                                                                                                          Premium++

Maximum Deferred Sales Charge                                           None                              N/A

Maximum Partial Surrender Fee                                           From Each Partial Surrender       Lesser of $25 or
                                                                                                          2 percent of the
                                                                                                          amount withdrawn+

Maximum Transfer Fee                                                    Upon Each Transfer+++             $10+++

-----------------------
  * The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code Section 1035 exchange.

 ** The OBRA expense charge is to reimburse the Company for extra costs associated with a recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the "OBRA Expense Charge" section of this prospectus.

  + The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

 ++ For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.25 percent of each premium payment for group-sponsored programs implemented prior to April 1, 2000 or 0.35 percent of each premium payment for group-sponsored programs implemented on or after April 1, 2000.

+++ There is currently no fee assessed for transfers. A charge, not to exceed $10 per transfer, may be imposed in the future.

    The next table describes the fees and expenses that an owner will pay periodically during the time that the owner owns the certificate, not including fund operating expenses. The table also includes rider charges that will apply if the owner purchases any rider(s) identified below.

             PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

Charge                                                                When Charge is Deducted                  Amount Deducted
------                                                           ---------------------------------    ------------------------------
COST OF INSURANCE CHARGE(1)(6)
   MAXIMUM & MINIMUM CHARGE(7)                                   On the Certificate Date and Each     Maximum: $41.36 Per Month Per
                                                                 Subsequent Monthly Anniversary       $1,000 of Net Amount at Risk

                                                                                                      Minimum: $0.03 Per Month Per
                                                                                                      $1,000 of Net Amount at Risk

   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES ISSUED
   PRIOR TO JANUARY 1, 2009 AND ALL FACE AMOUNT
   INCREASES ON SUCH CERTIFICATES                                On the Certificate Date and          Maximum: $32.01 Per Month Per
                                                                 Each Subsequent Monthly              $1,000 of Net Amount at Risk
                                                                 Anniversary
                                                                                                      Minimum: $0.03 Per Month Per
                                                                                                      $1,000 of Net Amount at Risk

Charge                                                                When Charge is Deducted                  Amount Deducted
------                                                           ---------------------------------    ------------------------------
CHARGE FOR A 45 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)                                          On the Certificate Date and Each     $0.08 Per Month Per $1,000
                                                                 Subsequent Monthly Anniversary       of Net Amount at Risk

MORTALITY AND EXPENSE RISK CHARGE(2)                             Each Valuation Date                  Maximum: 0.50 percent of
                                                                                                      average daily assets of the
                                                                                                      separate account per year

MONTHLY ADMINISTRATION  CHARGE(3)                                On the Certificate Date and Each     Maximum: $4 Per Month
                                                                 Subsequent Monthly Anniversary

LOAN INTEREST SPREAD(4)                                          Each Monthly Anniversary             2 percent of Policy Loan Per
                                                                                                      Year

ACCIDENTAL DEATH AND DISMEMBERMENT CHARGE(5)                     On the Certificate Date and Each     Maximum: $0.10 Per Month Per
                                                                 Subsequent Monthly Anniversary       $1,000 of Net Amount at Risk

WAIVER OF PREMIUM CHARGE(5)                                      On the Certificate Date and Each     Maximum: 50 percent of the
                                                                 Subsequent Monthly Anniversary       Cost of Insurance Charge

CHILD RIDER CHARGE(5)                                            On the Certificate Date and Each     Maximum: $0.35 Per Month Per
                                                                 Subsequent Monthly Anniversary       $1,000 of Net Amount at Risk

SPOUSE RIDER CHARGE(1)(5)
   MAXIMUM & MINIMUM CHARGE(7)                                   On the Certificate Date and Each     Maximum: $41.36 Per Month Per
                                                                 Subsequent Monthly Anniversary       $1,000 of Net Amount at Risk

                                                                                                      Minimum: $0.03 Per Month Per
                                                                                                      $1000 of Net Amount at Risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES ISSUED
   PRIOR TO JANUARY 1, 2009 AND ALL FACE AMOUNT
   INCREASES ON SUCH CERTIFICATES                                On the Certificate Date and          Maximum: $32.01 Per Month Per
                                                                 Each Subsequent Monthly              $1,000 of Net Amount at Risk
                                                                 Anniversary
                                                                                                      Minimum: $0.03 Per Month Per
                                                                                                      $1,000 of Net Amount at Risk

   CHARGE FOR A 45 YEAR OLD NON-SMOKING CERTIFICATEHOLDER(8)     On the Certificate Date and Each     $0.08 Per Month Per $1,000
                                                                 Subsequent Monthly Anniversary       of Net Amount at Risk

-----------------------
(1) The cost of insurance charge will vary depending upon the insured's attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time.

(2) The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(3) The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(4) The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the "Loan Interest" section of this prospectus.

(5) The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

(6) The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(7) The maximum charge in this row applies to certificates issued on or after January 1, 2009.

(8) For certificates issued both before and after January 1, 2009.

    For information concerning compensation paid for the sale of the group contract and certificates, see "Distribution of Certificates" section of the prospectus.

    The next table describes the range of total annual Portfolio operating expenses that an owner will pay while he or she owns the certificate. Expenses of the Portfolios may be higher or lower in the future. The table shows the lowest and highest expenses (as a percentage of Portfolio assets) charged the Fund for its Portfolios for the fiscal year ended December 31, 2012. More detail concerning the Fund and its Portfolios' fees and expenses is contained in the prospectus for the Fund.


                RANGE OF ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS INCLUDING MANAGEMENT FEES,
               DISTRIBUTION (12b-1) FEES AND OTHER EXPENSES)*


Fee Description                                                              Minimum     Maximum
-----------------------------------------------------------------------      -------     -------
Total Annual Portfolio Operating Expenses                                    0.10%       1.39%

-----------------------
* The range of Total Annual Portfolio Operating Expenses presented in this table does not reflect any fee waivers or expense reductions. Under certain circumstances the Funds may charge a redemption fee for certain market timing or frequent trading activity. For more detailed information about the fee and expense charges, fee waivers (if applicable), redemption fee (if applicable) and expense reductions (if applicable) for the Fund Portfolios please see the Fund's prospectus.

GENERAL DESCRIPTIONS

MINNESOTA LIFE INSURANCE COMPANY

    We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam. Any benefits due and owing pursuant to a certificate are obligations of Minnesota Life.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

    On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

    We are the legal owner of the assets in the separate account. The obligations to group contract and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

    The separate account is divided into sub-accounts, each of which currently invests in one of the Fund Portfolios shown on the cover page of this prospectus. Your group sponsor insurance program, however, may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios.

    The separate account currently invests in the Portfolios of Fidelity(R) VIP. The Fund prospectus accompanies this prospectus. For additional copies please call us at 1-800-843-8358. You should read the prospectus carefully before investing in the certificate.

    The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of the other Portfolios.

    All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.

    The Fidelity Management and Research Company ("FMR"), a subsidiary of FMR Corp., is adviser to Fidelity(R) VIP. For more information about Fidelity(R) VIP, see the prospectuses of the Variable Insurance Products Funds which accompany this prospectus.


Fund/Portfolio                                                     Investment Adviser*           Investment Sub-Adviser*
--------------                                                     -------------------   -----------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS:
Asset Manager Portfolio:
  Initial Class Shares                                             FMR                   Fidelity Investments Money Management, Inc.
  (Seeks to obtain high total return with reduced risk over                              ("FIMM"), FMR Co., Inc. ("FMRC") and other
  the long term by allocating its assets among stocks,                                   investment advisers serve as sub-advisers
  bonds, and short-term instruments.)                                                    for the portfolio.

Asset Manager: Growth Portfolio:
  Initial Class Shares                                             FMR                   FIMM, FMRC and other investment advisers
  (Seeks to maximize total return by allocating its assets                               serve as sub-advisers for the portfolio.
  among stocks, bonds, short-term instruments, and
  other investments.)

Balanced Portfolio:
  Initial Class Shares                                             FMR                   FIMM, FMRC and other investment advisers
  (Seeks income and capital growth consistent with                                       serve as sub-advisers for the portfolio.
  reasonable risk.)

Contrafund(R) Portfolio:
  Initial Class Shares                                             FMR                   FMRC and other investment advisers serve
  (Seeks long-term capital appreciation.)                                                as sub- advisers for the portfolio.

Disciplined Small Cap Portfolio:
  Initial Class Shares                                             FMR                   Geode Capital Management, LLC ("Geode(R)")
  (Seeks capital appreciation.)                                                          and FMRC serve as sub-advisers for the
                                                                                         portfolio.

Dynamic Capital Appreciation Portfolio:
  Initial Class Shares                                             FMR                   FMRC and other investment advisers serve
  (Seeks capital appreciation.)                                                          as sub-advisers for the portfolio.

Emerging Markets Portfolio:
  Initial Class Shares                                             FMR                   FMRC and other investment advisers serve
  (Seeks capital appreciation.)                                                          as sub-advisers for the portfolio.

Equity-Income Portfolio:
  Initial Class Shares                                             FMR                   FMRC and other investment advisers serve
  (Seeks reasonable income. The fund will also consider                                  as sub-advisers for the portfolio.
  the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on
  the securities comprising the S&P 500(R) Index.)

Freedom Income Portfolio:
  Initial Class Shares                                             Strategic Advisers
  (Seeks high total return with a secondary objective of
  principal preservation.)

Fund/Portfolio                                                     Investment Adviser*           Investment Sub-Adviser*
--------------                                                     -------------------   -----------------------------------------
Freedom 2010 Portfolio:
  Initial Class Shares                                             Strategic Advisers
  (Seeks high total return with a secondary objective of
  principal preservation as the fund approaches its target
  date and beyond.)

Freedom 2015 Portfolio:
  Initial Class Shares                                             Strategic Advisers
  (Seeks high total return with a secondary objective of
  principal preservation as the fund approaches its target
  date and beyond.)

Freedom 2020 Portfolio:
  Initial Class Shares                                             Strategic Advisers
  (Seeks high total return with a secondary objective of
  principal preservation as the fund approaches its target
  date and beyond.)

Freedom 2025 Portfolio:
  Initial Class Shares                                             Strategic Advisers
  (Seeks high total return with a secondary objective of
  principal preservation as the fund approaches its target
  date and beyond.)

Freedom 2030 Portfolio:
  Initial Class Shares                                             Strategic Advisers
  (Seeks high total return with a secondary objective of
  principal preservation as the fund approaches its target
  date and beyond.)

VIP Freedom 2035 Portfolio:
  Initial Class Shares                                             Strategic Advisers
  (Seeks high total return with a secondary objective of
  principal preservation as the fund approaches its target
  date and beyond.)

VIP Freedom 2040 Portfolio:
  Initial Class Shares                                             Strategic Advisers
  (Seeks high total return with a secondary objective of
  principal preservation as the fund approaches its target
  date and beyond.)

VIP Freedom 2045 Portfolio:
  Initial Class Shares                                             Strategic Advisers
  (Seeks high total return with a secondary objective of
  principal preservation as the fund approaches its target
  date and beyond.)

VIP Freedom 2050 Portfolio:
  Initial Class Shares                                             Strategic Advisers
  (Seeks high total return with a secondary objective of
  principal preservation as the fund approaches its target
  date and beyond.)

VIP FundsManager 20% Portfolio:
  Service Class Shares                                             Strategic Advisers
  (Seeks high current income and, as a secondary
  objective, capital appreciation.)

VIP FundsManager 50% Portfolio:
  Service Class Shares                                             Strategic Advisers
  (Seeks high total return.)

VIP FundsManager 60% Portfolio:
  Service Class Shares                                             Strategic Advisers
  (Seeks high total return.)

Fund/Portfolio                                                     Investment Adviser*           Investment Sub-Adviser*
--------------                                                     -------------------   -----------------------------------------
VIP FundsManager 70% Portfolio:
  Service Class Shares                                             Strategic Advisers
  (Seeks high total return.)

VIP FundsManager 85% Portfolio:
  Service Class Shares                                             Strategic Advisers
  (Seeks high total return.)

Growth Portfolio:
  Initial Class Shares                                             FMR                   FMRC and other investment advisers serve as
  (Seeks to achieve capital appreciation.)                                               sub-advisers for the portfolio.

Growth & Income Portfolio:
  Initial Class Shares                                             FMR                   FMRC and other investment advisers serve as
  (Seeks high total return through a combination of                                      sub-advisers for the portfolio.
  current income and capital appreciation.)

Growth Opportunities Portfolio:
  Initial Class Shares                                             FMR                   FMRC and other investment advisers serve as
  (Seeks to provide capital growth.)                                                     sub-advisers for the portfolio.

Growth Stock Portfolio:
  Initial Class Shares                                             FMR                   FMRC and other investment advisers serve as
  (Seeks capital appreciation.)                                                          sub-advisers for the portfolio.

Growth Strategies Portfolio:
  Initial Class Shares                                             FMR                   FMRC and other investment advisers serve as
  (Seeks capital appreciation.)                                                          sub-advisers for the portfolio.

High Income Portfolio:
  Initial Class Shares                                             FMR                   FMRC and other investment advisers serve as
  (Seeks a high level of current income, while also                                      sub-advisers for the portfolio.
  considering growth of capital.)

Index 500 Portfolio:
  Initial Class Shares                                             FMR                   Geode(R) and FMRC serve as sub-advisers for
  (Seeks investment results that correspond to the total                                 the portfolio.
  return of common stocks publicly traded in the United
  States, as represented by the S&P 500(R) Index.)

International Capital Appreciation Portfolio:
  Initial Class Shares                                             FMR                   FMRC and other investment advisers serve as
  (Seeks capital appreciation.)                                                          sub-advisers for the portfolio.

Investment Grade Bond Portfolio:
  Initial Class Shares                                             FMR                   FIMM and other investment advisers serve as
  (Seeks as high a level of current income as is                                         sub-advisers for the portfolio.
  consistent with the preservation of capital.)

Mid Cap Portfolio:
  Initial Class Shares                                             FMR                   FMRC and other investment advisers serve as
  (Seeks long-term growth of capital.)                                                   sub-advisers for the portfolio.

Money Market Portfolio:
  Initial Class Shares                                             FMR                   FIMM and other investment advisers serve as
  (Seeks as high a level of current income as is                                         sub-advisers for the portfolio.
  consistent with preservation of capital and liquidity.)

Overseas Portfolio:
  Initial Class Shares                                             FMR                   FMRC and other investment advisers serve as
  (Seeks long-term growth of capital.)                                                   sub-advisers for the portfolio.

Real Estate Portfolio:
  Initial Class Shares                                             FMR                   FMRC and other investment advisers serve as
  (Seeks above-average income and long-term capital                                      sub-advisers for the portfolio.
  growth, consistent with reasonable investment risk. The
  fund seeks to provide a yield that exceeds the
  composite yield of the S&P 500(R) Index.)

Fund/Portfolio                                                     Investment Adviser*           Investment Sub-Adviser*
--------------                                                     -------------------   -----------------------------------------
Strategic Income Portfolio:
   Initial Class Portfolio                                         FMR                   FIMM, FMRC, FIA (UK) and other investment
   (Seeks a high level of current income. The fund may                                   advisers serve as sub-advisers for the
   also seek capital appreciation.)                                                      portfolio.

Target Volatility Portfolio:
   Service Class Shares                                            Strategic Advisers
   (Seeks total return.)

Value Portfolio:
   Initial Class Shares                                            FMR                   FMRC and other investment advisers serve as
   (Seeks capital appreciation.)                                                         sub-advisers for the portfolio.

Value Leaders Portfolio:
   Initial Class Shares                                            FMR                   FMRC and other investment advisers serve as
   (Seeks capital appreciation.)                                                         sub-advisers for the portfolio.

Value Strategies Portfolio:
   Initial Class Shares                                            FMR                   FMRC and other investment advisers serve as
   (Seeks capital appreciation.)                                                         sub-advisers for the portfolio.


The above Portfolios were selected based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we considered during the selection process was whether the Portfolio's investment adviser or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Payments Made by Underlying Mutual Funds."

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CERTIFICATE CASH VALUE OF YOUR CERTIFICATE RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

ADDITIONS, DELETIONS OR SUBSTITUTIONS

    We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

    We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Fund should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

    We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

    We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

    The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Fund's shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

VOTING RIGHTS

    We will vote the shares of the Fund held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Fund in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Fund in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Fund. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Fund. We will vote shares of the Fund held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

    We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Fund or approve or disapprove an investment advisory contract of the Fund. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Fund if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Fund or would result in the purchase of securities for the Fund which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

THE GUARANTEED ACCOUNT

    The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

    Because of exemptive and exclusionary provisions, interests in Minnesota Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

SUMMARY INFORMATION

    Minnesota Life's general account consists of all assets owned by Minnesota Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Minnesota Life, exclusive of loans, which is attributable to the group contract and certificate described herein and others of their class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of group contracts and certificates of this class. Allocations to the guaranteed account become part of the general assets of Minnesota Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.

    A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the "Transfers" section of this prospectus. Amounts allocated or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest.

GUARANTEED ACCOUNT VALUE Minnesota Life bears the full investment risk for amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. The minimum guaranteed annual rate is 4 percent. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the certificate's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

    Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value.

CHARGES

    Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

    There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Fund.

PREMIUM EXPENSE CHARGES

    The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate's net cash value.

SALES CHARGE We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

    The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge, the cost of insurance charge or the administration charge.

PREMIUM TAX CHARGE We will deduct a percentage of premium charge, not to exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. The state and/or jurisdiction in which a group policy is issued may impose taxes that are higher or lower than the premium taxes actually imposed on the group policy. This charge will be between 0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA EXPENSE CHARGE Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

ACCOUNT VALUE CHARGES

    The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

MONTHLY DEDUCTION The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.

    We may deduct an ADMINISTRATION CHARGE from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

    The monthly COST OF INSURANCE will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

    Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

    Changes to the cost of insurance rates are generally effective on the anniversary of the issuance of the group policy, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

    Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

    The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table") (a maximum charge of $32.01 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

    For group policies and certificates issued on and after January 1, 2009, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Table") (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)

PARTIAL SURRENDER CHARGE For certificates under some group-sponsored insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

TRANSFER CHARGE There is currently no charge assessed on transfers of net cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

ADDITIONAL BENEFITS CHARGES Additional benefits may be included with the certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charges associated with them. For a complete discussion of additional benefits see the "Additional Benefits" section of this prospectus.

SEPARATE ACCOUNT CHARGES

    We assess a MORTALITY AND EXPENSE RISK CHARGE directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the certificate is issued. The annual rate will not exceed ..50 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.

    Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that:
(1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.

    We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.

FUND CHARGES

    Shares of the Fund are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the Portfolios of the Fund. Advisory fees and portfolio expense fees of the Fund are described in each Fund's prospectus.

    FMR, a subsidiary of FMR Corp., is adviser to each of the Portfolios. The advisory fees for VIP are made pursuant to a contractual agreement between VIP and FMR. For more information about these Funds, see the prospectus of the Variable Insurance Products Funds which accompany this prospectus.

GUARANTEE OF CERTAIN CHARGES

    We will not increase the following charges for group policies: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.

INFORMATION ABOUT THE GROUP POLICY AND CERTIFICATES


APPLICATIONS AND ISSUANCE

    We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a certificate under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue either a certificate or an individual policy to give to the owner. The issuance of a group contract or an individual policy and their associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

    Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

    A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

DOLLAR COST AVERAGING

    We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the Money Market Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high.

    Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.

    To elect dollar cost averaging the owner must have at least $3,000 in the Money Market Sub-Account. The automatic transfer amount from the Money Market Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.

    A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the Money Market Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.

    An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the Money Market Sub-Account unless a transfer request is made.

Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.

FREE LOOK

    It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

    A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

    Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

CONTINUATION OF GROUP COVERAGE

    If the insured's eligibility under a group contract ends, the owner's current group coverage may continue unless the certificate is no longer in force or the limitations below apply as of the date eligibility ends:

-  The group contract has terminated; or
- The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the certificate is issued. The required minimum will never be higher than $250.

    The insurance amount will not change unless the owner requests a change. We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.

    Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

CONVERSION RIGHT TO AN INDIVIDUAL POLICY

    If life insurance provided under the group contract is not continued upon termination of the insured's eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group certificate to an individual policy of life insurance with us subject to the following:

- The owner's written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner's insurance terminates under the group contract.
- The owner may convert all or a part of the group insurance in effect on the date that the owner's coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested, and the owner may choose any death benefit option offered by such policy forms. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday.
- If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.

    In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.


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GENERAL PROVISIONS OF THE GROUP CONTRACT

ISSUANCE The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.

TERMINATION The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be allowed to convert to individual coverage as described under the "Conversion Right to an Individual Policy" section of this prospectus.

    Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

    Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

RIGHT TO EXAMINE GROUP CONTRACT The contractholder may terminate the group contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

ENTIRE GROUP CONTRACT The group contract, the attached copy of the contractholder's signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.

OWNERSHIP OF GROUP CONTRACT AND GROUP CONTRACT CHANGES The contractholder owns the group contract. THE GROUP CONTRACT MAY BE CHANGED OR AMENDED BY AGREEMENT BETWEEN US AND THE CONTRACTHOLDER WITHOUT THE CONSENT OF ANY PERSON CLAIMING RIGHTS OR BENEFITS UNDER THE GROUP CONTRACT. ANY SUCH CHANGES MADE, THAT ARE NOT MATERIAL TO THE INFORMATION PRESENTED IN THIS REGISTRATION STATEMENT, MAY BE MADE WITHOUT NOTICE TO OR CONSENT OF THE CERTIFICATE OWNERS. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.

CERTIFICATE PREMIUMS

    A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.



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    When the certificate is established, the certificate's specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

    Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Right to an Individual Policy".) The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See "Continuation of Group Coverage".)

PREMIUM LIMITATIONS

    After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status".) When we receive the signed application, our systems will test the owner's elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

ALLOCATION OF NET PREMIUMS AND ACCOUNT VALUE

    Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Fund. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the "Unit Value" section of this prospectus.


    The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.


    Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this "free look" period. Net premiums will be allocated to the Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Money Market Sub-Account until the end of the period.

    We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.



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    If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.

DEATH BENEFIT AND ACCOUNT VALUES

    If the certificate is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected by the contractholder.

    Only the group sponsor may choose one of two death benefit options. The death benefit option so chosen shall be the same for all participants under the group-sponsored program. Once elected, the death benefit option chosen by the group-sponsor shall remain unchanged. There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

OPTION A -- LEVEL DEATH BENEFIT

    The amount of the death benefit for Option A is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; less
-  any outstanding certificate loans and accrued loan interest charged;
   less
- any unpaid monthly deductions determined as of the date of the insured's death.

OPTION B -- INCREASING DEATH BENEFIT

    The amount of the death benefit for Option B is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the owner's account value as of the date we receive due proof of death satisfactory to us; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; plus
- any monthly deductions taken under the certificate since the date of death; less
-  any outstanding certificate loans and accrued loan interest charged;
   less
- any unpaid monthly deductions determined as of the date of the insured's death.

    At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The group sponsor must select the same test for all certificates. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests, please see the Statement of Additional Information.

CHANGE IN FACE AMOUNT

    Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges".) In addition, a change in the face amount of a

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

certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the "Federal Tax Status" section. You should consult a tax adviser before changing the face amount of a certificate.

INCREASES If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

    With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's certificate. (See "Free Look".)

DECREASES Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner's certificate. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

PAYMENT OF DEATH BENEFIT PROCEEDS

    The amount payable as death proceeds upon the insured's death will be determined according to the death benefit under the option elected. The death benefit proceeds will also include any amounts payable under any riders.

    If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See "Additional Benefits".)

    Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. Under Option A death benefit, interest will be paid on the death benefit from the date of the insured's death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured's death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date of payment; therefore, the account value may increase or decrease in value from the date of the insured's death to the date of the payment of the death proceeds. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

    Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement (See "Settlement Options").

    When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options").

    An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

ACCOUNT VALUES

    The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate's

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

loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

    We will send the owner a report each year advising the owner of the certificate's account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.

    Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.


DETERMINATION OF THE GUARANTEED ACCOUNT VALUE The guaranteed account value is the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. The minimum guaranteed annual rate is 4 percent. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.


DETERMINATION OF THE SEPARATE ACCOUNT VALUE The certificate's separate account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value, for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.

    Once determined, the number of units credited to the owner's certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits, loan interest credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

UNIT VALUE The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

NET INVESTMENT FACTOR The net investment factor for a valuation period is the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this certificate which is assessed at the annual

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

rate stated on the specifications page of the certificate against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:

- the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus
- the per share amount of any dividend or capital gains distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period; with the sum divided by
- the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.

    We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.

DAILY VALUES We determine the value of the units in each sub-account on each day on which the Portfolios of the Fund are valued. The net asset value of the Fund's shares is computed once daily, and, in the case of the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.

SURRENDERS, PARTIAL SURRENDERS AND TRANSFERS

    The owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. To make a surrender or partial surrender, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and partial surrender requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or partial surrender request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or the option of the owner, can be applied to a settlement option. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".)

    A partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group sponsored insurance program. The minimum will never exceed $500. The maximum amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. The maximum will be either:

- (a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding certificate loans plus accrued certificate loan interest charged; or
-  100 percent of the net cash value.

    The maximum will be identified in the certificate.



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    We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account. A partial surrender will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A partial surrender has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

    On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a partial surrender under the certificate.

    A transaction charge will be deducted from the net cash value in connection with a partial surrender for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

TRANSFERS

    The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.

    There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

MARKET TIMING This policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

    We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.



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    We reserve the right to restrict the frequency of--or otherwise modify, condition or terminate--any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectus for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

-  the dollar amount of the transfer(s);
- whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
- whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;
-  the number of transfers in the previous calendar quarter;
- whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

    In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

    In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.

    None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging.

    In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

GUARANTEED ACCOUNT TRANSFER RESTRICTIONS There are additional restrictions to transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

    The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.



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OTHER TRANSFER INFORMATION  For transfers out of the separate account or among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

    A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.

    The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Standard Time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is 1-651-665-4827.

    We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

    Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.

    Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-843-8358.

LOANS

    The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where (a) is 90 percent of the owner's account value and (b) is any outstanding certificate loans plus accrued loan interest charged. A loan taken from or secured by a certificate may have federal income tax consequences. (See "Federal Tax Status".) The maximum loan amount is determined as of the date we receive the owner's request for a loan.

    Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission, or by any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.



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    When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

    If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

    Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

LOAN INTEREST

    The interest rate charged on a certificate loan will be 8 percent per year. Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will equal 8 percent annually, and compounded for the number of days since loan interest charges were last updated.

    The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

    Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 6 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 6 percent annually, and compounded for the number of days since loan interest charges were last updated.

    Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate's guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

LOAN REPAYMENTS

    If the certificate is in force, the loan can be repaid in part or in full at any time before the insured's death. The loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

    Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the "Transfers" section of this prospectus. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.

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    A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.

LAPSE AND REINSTATEMENT

LAPSE

    Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

    The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured's death, will be paid if death occurs during the grace period.

REINSTATEMENT

    A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

    The amount of account value on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated increased by the net premiums paid at the time of reinstatement.

    The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.

ADDITIONAL BENEFITS

    Subject to certain requirements, one or more of the following additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits described below. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms

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of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction and can be found in the summary table on page 7.

ACCELERATED BENEFITS RIDER Provides for the accelerated payment of all or a portion of the death benefit proceeds if the insured is terminally ill, subject to the minimums and maximums specified in the rider. Eligibility requirements and conditions for payment of accelerated benefits are also described in the rider. The amount of accelerated benefits payable is calculated by multiplying the death benefit by an accelerated benefit factor defined in the rider. Accelerated benefits will be paid to the owner unless the owner validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.

WAIVER OF PREMIUM RIDER Provides for the waiver of the monthly deduction while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.

ACCIDENTAL DEATH AND DISMEMBERMENT RIDER Provides additional insurance if the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the certificate will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

CHILD RIDER Provides for term insurance on the insured's children, as specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

SPOUSE RIDER Provides for term insurance on the insured's spouse and children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

POLICYHOLDER CONTRIBUTION RIDER Allows the contractholder to pay for all or a portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.

GENERAL MATTERS RELATING TO THE CERTIFICATE

POSTPONEMENT OF PAYMENTS Normally, we will pay any certificate proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a certificate with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner's request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

    For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

    Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender or partial surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that

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good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

    If mandated by applicable law, we may be required to block an owner's account and thereby refuse to pay any request for transfer, partial surrender, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

THE CERTIFICATE The certificate, the attached signed application, endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the certificate and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the signed application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the certificate. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the group policy or certificate or to waive any of its provisions.

CONTROL OF CERTIFICATE The insured will be considered the owner of the certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

MATURITY A certificate of insurance under the group contract matures in an amount equal to the certificate's net cash value upon the insured's 95th birthday.

BENEFICIARY The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured's death. The owner may name one or more beneficiaries on the signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

    If a beneficiary dies before the insured, that beneficiary's interest in the certificate ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the order of priority identified in the group contract.

CHANGE OF BENEFICIARY If the owner has reserved the right to change the beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records. After it has been so recorded, it will take effect as of the date the owner signed the request.

    However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

SETTLEMENT OPTIONS The death benefit proceeds of a certificate will be payable if we receive due proof satisfactory to us of the insured's death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.

    We will pay interest on the face amount of single sum death proceeds from the date of the insured's death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after

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May 1, 2001, the minimum guaranteed annual rate is 3 percent. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.

    The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.

    You may also choose to place the proceeds in a Minnesota Life Benefit Account until you elect a single sum payment or a settlement option. The Benefit Account is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to you, and you will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Minnesota Life, the bank will receive the amount you request as a transfer from our general account. The Benefit Account is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our general account, the Benefit Account is backed by the financial strength of Minnesota Life, although it is subject to the claims of our creditors.

    Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

- INTEREST PAYMENTS This option will provide payment of interest on the proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.
- FIXED PERIOD ANNUITY This is an annuity payable in monthly installments for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.
- LIFE ANNUITY This is an annuity payable monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.
- PAYMENTS OF A SPECIFIED AMOUNT This is an annuity payable in a specified amount until the proceeds and interest are fully paid.

    The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

    Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

    Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.


ABANDONED PROPERTY REQUIREMENTS Every state has unclaimed property laws which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or



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to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.


FEDERAL TAX STATUS

INTRODUCTION

    This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). We have not attempted to consider any applicable state or other tax laws.

TAXATION OF MINNESOTA LIFE AND THE MINNESOTA LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT

    We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

    At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

    In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

TAX STATUS OF CERTIFICATES

    Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

    However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate

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would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

DIVERSIFICATION OF INVESTMENTS

    Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. We believe that each portfolio in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be "adequately diversified."

OWNER CONTROL

    In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

    In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

    The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

    The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

    On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual's contributions to the certificate and prior certificate activity. We also believe that certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax

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adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

    There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

    A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts ("investment in the certificate"). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate's maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

MODIFIED ENDOWMENT CONTRACTS

    It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.

    Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1/2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

    The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

    It should be noted, in addition, that a certificate which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

    To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

    In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.



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

    If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

    Due to the certificate's flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

MULTIPLE POLICIES

    All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

WITHHOLDING

    To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.

BUSINESS USES OF POLICY

    The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

OTHER TAXES

    Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.

EMPLOYER-OWNED LIFE INSURANCE CONTRACTS

    The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.



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LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO

    In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts (or certificates) issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

    If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the certificate. In addition, under
Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.

SPLIT-DOLLAR ARRANGEMENTS

    The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

    Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for director and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

    Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.

ALTERNATIVE MINIMUM TAX

    There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the certificate owner's estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner's estate upon the owner's death. The certificate would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

    Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger

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

than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.


AMERICAN TAXPAYER RELIEF ACT OF 2012 The American Taxpayer Relief Act of 2012 ("ATRA") was enacted on January 2, 2013, and succeeds many of the provisions of the Economic Growth and Tax Reconciliation Act of 2001 ("EGTRRA"), which expired on December 31, 2012. ATRA establishes permanent exclusion amounts and rate structures for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2012. The estate, gift, and generation skipping transfer tax exclusion amounts established under ATRA are annually adjusted for inflation. In addition, ATRA makes several transfer tax provisions originally introduced by EGTRRA permanent.

    For 2013, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively.

    The complexity of ATRA, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

    It should be understood that the foregoing description of federal income, gift and estate tax consequences is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance contract or exercising elections under such a contract should consult a tax adviser.

TAX SHELTER REGULATIONS.

    Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

MEDICARE TAX ON INVESTMENT INCOME.

    Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO.

    In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.

    Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

    Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.



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

DISTRIBUTION OF CERTIFICATES

    The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial ("Selling Firms"). Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

    The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Minnesota Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Minnesota Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firm. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

    Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Minnesota Life may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

    The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

    All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

    Minnesota Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account. These payments decrease a fund's investment return.



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

    In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

    Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. All of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

    Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Minnesota Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

    Minnesota Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a certificate is held and the greater a certificate's investment return.





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OTHER MATTERS


LEGAL PROCEEDINGS

    Minnesota Life, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on: the separate account; Securian Financial to perform its underwriting contract with the separate account; or the ability of Minnesota Life to meet its obligations under the Policy.

REGISTRATION STATEMENT

    We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the group contracts and certificates offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Minnesota Life, the group contracts and certificates. Statements contained in this prospectus as to the contents of group contracts and certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

FINANCIAL STATEMENTS

    The complete financial statements of the separate account and Minnesota Life can be found in the Statement of Additional Information. The Statement of Additional Information is available from us at your request.

    To request a Statement of Additional Information call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.



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STATEMENT OF ADDITIONAL INFORMATION

    A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Universal Life Account, the group contract and the certificates is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us.

    To request a free copy of the Statement of Additional Information, a personalized illustration or any information about your certificate call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

    Information about Minnesota Life Variable Universal Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC, 20549-0102. You can also call the SEC at 1-202-551-8090.

    The table of contents for the Statement of Additional Information is as follows:

General Information and History
Premiums
Additional Information About Operation of
Contracts and Registrant
Underwriters
Illustrations

Financial Statements



Investment Company Act Number 811-8830



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                                                         MINNESOTA LIFE VARIABLE
                                                          UNIVERSAL LIFE ACCOUNT
                                                MINNESOTA LIFE INSURANCE COMPANY

                                                                      PROSPECTUS


Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance policies and certificates issued by Minnesota Life Insurance Company ("Minnesota Life", "we", "us" or "our").

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an "insured") and the flexibility to vary premium payments. Certificates are documents, generally held by individuals ("certificate owner", "owner" or "you"), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract or group policy is the Minnesota Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance ("group sponsor" or "contractholder") for eligible participants. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued. All references to a certificate in this prospectus shall include individual policies issued in this manner as well as certificates issued under a group contract.

Subject to the limitations in this prospectus, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account ("separate account"). The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the group policy, the certificate and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life.


The separate account, through its sub-accounts, invests its assets in shares of Ivy Funds Variable Insurance Portfolios, ("Ivy Funds VIP"), Lord Abbett Series Fund, Inc. ("Lord Abbett"), MFS(R) Variable Insurance Trust ("MFS"), MFS(R) Variable Insurance Trust II ("MFS II"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer"), Securian Funds Trust (the "Securian Funds Trust") and Van Eck VIP Trust ("Van Eck") (collectively the "Funds"). The Funds offer their shares exclusively to variable insurance products and have the following portfolios which are available for contracts offered under this prospectus (the "Portfolios"):



IVY FUNDS VARIABLE INSURANCE PORTFOLIOS                      SECURIAN FUNDS TRUST
- Ivy Funds VIP International Core Equity                    - Advantus Money Market Fund
- Ivy Funds VIP Science and Technology                       - Advantus Bond Fund--Class 1 Shares
LORD ABBETT SERIES FUND, INC.                                - Advantus Index 400 Mid-Cap Fund--Class 1 Shares
- Mid Cap Stock Portfolio                                    - Advantus Index 500 Fund--Class 1 Shares
MFS(R) VARIABLE INSURANCE TRUST                              - Advantus Mortgage Securities Fund--Class 1 Shares
- MFS(R) Research Bond Series--Initial Class Shares          - Advantus Real Estate Securities Fund--Class 1 Shares
MFS(R) VARIABLE INSURANCE TRUST II                           - Advantus Bond Fund--Class 2 Shares*
- MFS(R) Emerging Markets Equity Portfolio--Initial          - Advantus Index 400 Mid-Cap Fund--Class 2 Shares*
  Class Shares                                               - Advantus Index 500 Fund--Class 2 Shares*
OPPENHEIMER VARIABLE ACCOUNT FUNDS                           - Advantus Mortgage Securities Fund--Class 2 Shares*
- Oppenheimer Global Fund/VA--Non-Service Shares             - Advantus Real Estate Securities Fund--Class 2 Shares*
- Oppenheimer Main Street Small Cap                          VAN ECK VIP TRUST
  Fund(R)/VA--Non-Service Shares                             - Van Eck VIP Global Hard Assets Fund--Initial Class
PIONEER VARIABLE CONTRACTS TRUST
- Pioneer Mid Cap Value VCT Portfolio--Class I Shares

-------------------------

* no longer available for transfers or allocations in your policy


PLEASE NOTE THAT THE POLICY, CERTIFICATES AND THE PORTFOLIOS:
   are not guaranteed to achieve their goals;
   are not federally insured;
   are not endorsed by any bank or government agency; and are subject to risks, including loss of the amount invested.

A prospectus for each of the Portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

The Securities and Exchange Commission has not approved the policy, the certificates, the guaranteed account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

THE POLICY AND CERTIFICATES ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES OR CERTIFICATES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.


The date of this prospectus and the statement of additional information is May 1, 2013.


Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098

[MINNESOTA LIFE LOGO]

TABLE OF CONTENTS


                                                                                                 Page
Questions and Answers about the Variable Group Universal Life Insurance Contract                   2
     Summary of Benefits and Risks                                                                 2
     Risks of Owning a Variable Universal Life Insurance Certificate                               2
     Fee Tables                                                                                    6
General Descriptions                                                                               8
     Minnesota Life Insurance Company                                                              8
     Minnesota Life Variable Universal Life Account                                                8
     Additions, Deletions or Substitutions                                                        10
     Voting Rights                                                                                11
     The Guaranteed Account                                                                       11
     Summary Information                                                                          12
          Guaranteed Account Value                                                                12
Charges                                                                                           13
     Premium Expense Charges                                                                      13
          Sales Charge                                                                            13
          Premium Tax Charge                                                                      13
          OBRA Expense Charge                                                                     13
     Account Value Charges                                                                        14
          Monthly Deduction                                                                       14
          Partial Surrender Charge                                                                15
          Transfer Charge                                                                         15
          Additional Benefits Charges                                                             15
     Separate Account Charges                                                                     15
     Fund Charges                                                                                 15
     Guarantee of Certain Charges                                                                 15
Information about the Group Policy and Certificates                                               16
     Applications and Issuance                                                                    16
     Dollar Cost Averaging                                                                        16
     Free Look                                                                                    17
     Continuation of Group Coverage                                                               17
     Conversion Right to an Individual Policy                                                     17
     General Provisions of the Group Contract                                                     18
          Issuance                                                                                18
          Termination                                                                             18
          Right to Examine Group Contract                                                         18
          Entire Group Contract                                                                   18
          Ownership of Group Contract and Group Contract Changes                                  18
Certificate Premiums                                                                              18
     Premium Limitations                                                                          19
     Allocation of Net Premiums and Account Value                                                 19
Death Benefit and Account Values                                                                  20
     Option A -- Level Death Benefit                                                              20
     Option B -- Increasing Death Benefit                                                         20
     Change in Face Amount                                                                        20
          Increases                                                                               20
          Decreases                                                                               21
     Payment of Death Benefit Proceeds                                                            21
     Account Values                                                                               21
          Determination of the Guaranteed Account Value                                           22
          Determination of the Separate Account Value                                             22
          Unit Value                                                                              22
          Net Investment Factor                                                                   22
          Daily Values                                                                            23

 I

                                                                                                 Page
Surrenders, Partial Surrenders and Transfers                                                      23
     Transfers                                                                                    24
          Market Timing                                                                           24
          Guaranteed Account Transfer Restrictions                                                25
          Other Transfer Information                                                              25
Loans                                                                                             26
     Loan Interest                                                                                27
     Loan Repayments                                                                              27
Lapse and Reinstatement                                                                           28
     Lapse                                                                                        28
     Reinstatement                                                                                28
     Additional Benefits                                                                          28
          Accelerated Benefits Rider                                                              28
          Waiver of Premium Rider                                                                 28
          Accidental Death and Dismemberment Rider                                                29
          Child Rider                                                                             29
          Spouse Rider                                                                            29
          Policyholder Contribution Rider                                                         29
     General Matters Relating to the Certificate                                                  29
          Postponement of Payments                                                                29
          The Certificate                                                                         29
          Control of Certificate                                                                  30
          Maturity                                                                                30
          Beneficiary                                                                             30
          Change of Beneficiary                                                                   30
          Settlement Options                                                                      30
          Abandoned Property Requirements                                                         31
Federal Tax Status                                                                                32
     Introduction                                                                                 32
     Taxation of Minnesota Life and the Variable Universal Life Account                           32
     Tax Status of Certificates                                                                   32
     Diversification of Investments                                                               32
     Owner Control                                                                                33
     Tax Treatment of Policy Benefits                                                             33
     Modified Endowment Contracts                                                                 34
     Multiple Policies                                                                            35
     Withholding                                                                                  35
     Business Uses of Policy                                                                      35
     Other Taxes                                                                                  35
     Employer-owned Life Insurance Contracts                                                      35
     Life Insurance Purchases by Residents of Puerto Rico                                         35
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations                      35
     Non-Individual Owners and Business Beneficiaries of Policies                                 36
     Split-Dollar Arrangements                                                                    36
     Alternative Minimum Tax                                                                      36
     Estate, Gift and Generation-Skipping Transfer Taxes                                          36
          American Taxpayer Relief Act of 2012                                                    36
     Tax Shelter Regulations                                                                      37
     Medicare Tax on Investment Income                                                            37
     Life Insurance Purchases by Residents of Puerto Rico                                         37
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations                      37
Distribution of Certificates                                                                      37
     Payments Made by Underlying Mutual Funds                                                     38
Other Matters                                                                                     39
     Legal Proceedings                                                                            39
     Registration Statement                                                                       39
     Financial Statements                                                                         39
Statement of Additional Information                                                               40


II

QUESTIONS AND ANSWERS ABOUT THE VARIABLE GROUP UNIVERSAL LIFE INSURANCE CONTRACT

SUMMARY OF BENEFITS AND RISKS

    All of the benefits and risks summarized below are subject to the terms, conditions and restrictions of the group-sponsored insurance program, the certificate and this prospectus.

    A variable universal life insurance certificate is an adjustable benefit life insurance contract that allows accumulation of cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums. The cash value of the certificate will fluctuate with the performance of the sub-accounts of the separate account. The choice of available investment options ("sub-accounts") and the guaranteed account is determined under the group-sponsored insurance program. Values may be transferred among the available investment options. An owner may make a partial surrender from his/her certificate, surrender all of his/her certificate or take certificate loans. Each certificate has a minimum Face Amount of death benefit coverage. The death benefit of a certificate may be greater than its Face Amount, as further described in this prospectus. If a certificate is in force upon the insured's death, the death benefit will be paid to the designated beneficiary.

    We offer six Riders that provide supplemental benefits under the policy: the Accelerated Benefits Rider, Waiver of Premium Rider, Accidental Death and Dismemberment Rider, Child Rider, Spouse Rider and Policyholder Contribution Rider. There is no charge for the Accelerated Benefits Rider and Policyholder Contribution Rider. These Riders may not be available in all states or in all group-sponsored insurance programs.

    There are several ways of receiving proceeds under the death benefit of a certificate, other than in a lump sum. More detailed information concerning these settlement options is set forth later in this prospectus.

RISKS OF OWNING A VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE

    The account values of a certificate, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's account value and, in some cases, may increase the cost of insurance. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the certificate.

    A universal life insurance certificate is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Because of this it is unsuitable as a short-term investment vehicle.

    There is a risk that a certificate will lapse. As described in the "Lapse and Reinstatement" section of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a lapsed certificate, subject to certain conditions.

    Certificate loans may increase the risk of certificate lapse, may have a negative effect on a certificate's cash value and may reduce a certificate's death benefit.

    In some circumstances, experience credits, loans and amounts received from a partial surrender or surrender of the certificate will be subject to federal income taxation and an additional 10 percent income tax could be imposed. For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus. Withdrawals may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

    Consistent with the group-sponsored insurance program, the group policy, the certificate and this prospectus, we reserve the right to limit the size, number and frequency of transfers, limit the amount of a certificate loan, and restrict certificate withdrawals and surrenders.

WHAT IS A UNIVERSAL LIFE INSURANCE CERTIFICATE?

    A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. Unlike term life insurance, universal life insurance coverage allows you to accumulate cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums (which means premium payments may be increased or decreased as allowed for by the certificate and this prospectus).

    A universal life insurance certificate has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deduction. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate. Unlike term life insurance, universal life insurance coverage may be adjusted by the owner of the certificate, without the necessity of issuing a new certificate for that owner. There are limitations to these adjustments and we may require evidence of insurability before requested increases take effect.

    Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate's net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

    Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

    A universal life insurance certificate may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage. Term coverage is usually for a fixed period of time for a fixed premium.

WHAT MAKES THE CERTIFICATE "VARIABLE"?

    The certificate is termed "variable" because unlike a universal life certificate which provides for the accumulation of certificate values at fixed rates determined by the insurance company, variable universal life insurance certificate values may be invested in variable investment options. The separate account we use for our group contracts is called the Minnesota Life Variable Universal Life Account and is composed of variable investment options or sub-accounts. The separate account keeps its assets separate from the other assets of Minnesota Life. Each sub-account invests in a corresponding Portfolio of a Fund. Thus, the owner's account value, to the extent invested in the variable investment options (sub-accounts), will vary with the positive or negative investment experience of the corresponding Portfolios of the Funds.

    The account value of a certificate is the sum of the separate account value, guaranteed account value and loan account value. The separate account value is the sum of all current sub-account values. The guaranteed account value is the sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, if any, minus amounts transferred to the separate account or removed in connection with a partial surrender or loan and minus charges assessed against the guaranteed account value. The loan account value is the portion of the general account attributable to loans under a certificate together with accrued interest.

IS THERE AN INVESTMENT PERFORMANCE RISK?

    Yes. The account value of a certificate, to the extent invested in sub-accounts of the separate account, has no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may reduce the owner's account value. The owner is also subject to the risk that the investment performance of the selected sub-accounts may be less favorable than that of other sub-accounts, and in order to keep the certificate in force the owner may be required to pay more premiums than originally planned. The certificate also offers the owner the opportunity to have the account value increase more rapidly than it would under comparable fixed benefit certificates by virtue of favorable investment performance. In addition, under some certificates, the death benefit will also increase and decrease with investment experience.

    Subject to the limitations in the group policy, certificate and this prospectus, owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the certificate's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under "The Guaranteed Account" and the "Death Benefit and Account Values" sections of this prospectus. If the owner allocates net premiums or account value to the guaranteed account, then we credit the owner's account value in the guaranteed account with a declared rate of interest, but the owner assumes the risk that the rates may decrease, although it will never be lower than a minimum guaranteed annual rate of 4.5 percent for group-sponsored programs implemented prior to July 1, 2002. For group-sponsored programs effective on or after July 1, 2002, the minimum guaranteed annual rate is 3 percent.


    WHAT VARIABLE INVESTMENT OPTIONS ARE AVAILABLE?

    The separate account currently invests in each of the Portfolios listed below. However, your group sponsor insurance program may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios listed below.


   Fund Portfolios include:

    Ivy Funds Variable Insurance Portfolios
      Ivy Funds VIP International Core Equity
      Ivy Funds VIP Science and Technology
    Lord Abbett Series Fund, Inc.
      Mid Cap Stock Portfolio
    MFS(R) Variable Insurance Trust
      MFS(R) Research Bond Series--Initial Class Shares
    MFS(R) Variable Insurance Trust II
      MFS(R) Emerging Markets Equity Portfolio--Initial Class Shares Oppenheimer Variable Account Funds
      (both are Non-Service Shares)

      Oppenheimer Global Fund/VA
      Oppenheimer Main Street Small Cap Fund/VA

    Pioneer Variable Contracts Trust
      Pioneer Mid Cap Value VCT Portfolio--Class I Shares

    Securian Funds Trust
      Advantus Money Market Fund
      Advantus Bond Fund--Class 1 Shares
      Advantus Index 400 Mid-Cap Fund--Class 1 Shares
      Advantus Index 500 Fund--Class 1 Shares
      Advantus Mortgage Securities Fund--Class 1 Shares
      Advantus Real Estate Securities Fund--Class 1 Shares
      Advantus Bond Fund--Class 2 Shares*
      Advantus Index 400 Mid-Cap Fund--Class 2 Shares*
      Advantus Index 500 Fund--Class 2 Shares*
      Advantus Mortgage Securities Fund--Class 2 Shares*
      Advantus Real Estate Securities Fund--Class 2 Shares*

    Van Eck VIP Trust
      Van Eck VIP Global Hard Assets Fund--Initial Class
-----------------

* no longer available for transfers or allocations in your policy


    There is no assurance that any Portfolio will meet its objectives. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus.

    We reserve the right to add, combine or remove eligible Funds and Portfolios.

HOW CAN NET PREMIUMS BE ALLOCATED?

    In the initial signed application for life insurance, the owner may indicate the desired allocation of net premiums among the guaranteed account and the available sub-accounts of the separate account, subject to the limitations in the certificate and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.

WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE CERTIFICATE?

    We offer two death benefit options under the certificate. Under "Option A", a level death benefit, the death benefit is the face amount of the certificate. Under "Option B", a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any unpaid monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

    Only the group sponsor may choose one of the two death benefit options under a group-sponsored program. The death benefit option so chosen shall be the same for all participants under the program. Once elected, the death benefit option chosen by the group sponsor shall remain unchanged.

    There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

ARE THE BENEFITS UNDER A CERTIFICATE SUBJECT TO FEDERAL INCOME TAX?

    Although guidance is limited, we believe that the owner's certificate should qualify as a life insurance contract for federal income tax purposes. Assuming that a certificate qualifies as a life insurance contract for federal income tax purposes, the benefits under certificates described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance certificates. Therefore, death proceeds payable under variable life insurance certificates should generally be excludable from the beneficiary's gross income for federal income tax purposes. The owner's net cash value should grow tax-deferred until such cash value is actually distributed to the owner.

    Unless a certificate is classified as a "modified endowment contract," distributions, including partial and complete surrenders and experience credits paid in cash, will not be taxed except to the extent that they exceed the owner's "investment in the contract" (i.e., gross premiums paid under the certificate reduced by any previously received amounts that were excludable from income), and loans will generally not be treated as taxable distributions. For federal income tax purposes, certificates classified as modified endowment contracts are treated as life insurance only with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. However, amounts received by the owner of a modified endowment contract, such as experience credits paid in cash, loans and amounts received from a partial surrender or from a surrender of the certificate will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan:

-  is made on or after the date on which the owner attains age 59 1/2,
-  is attributable to the owner becoming disabled, or
- is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.

    Determining whether a certificate is a modified endowment contract requires an examination of the premium paid in relation to the death benefit of the certificate. A certificate would be a modified endowment contract if the total premiums during the first seven contract years exceed the total sum of the net level premiums which would be paid under a seven-pay life certificate. A certificate which is subject to a material change will be treated as a new certificate on the date that the material change takes effect, to determine whether it is a modified endowment contract. The account value on the material change date will be taken into account in determining whether the seven-pay standard is met.

    For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus.

DOES THE OWNER HAVE ACCESS TO THE ACCOUNT VALUES?

    Yes. The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used:

-  to provide retirement income,
-  as collateral for a loan,
- to continue some amount of insurance protection without payment of premiums, or
-  to obtain cash by surrendering the certificate in full or in part.

    The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner's account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner's account value may be subject to conditions described in the certificate or under the "Death Benefit and Account Values", "Surrenders, Partial Surrenders and Transfers" and "Loans" sections of this prospectus.

    In general, the owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".) Partial surrenders may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

    A surrender or partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account.

WHAT CHARGES ARE ASSOCIATED WITH THE CERTIFICATE?

    We assess certain charges against each premium payment and the account values under each certificate and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the certificates are described under the "Charges" section of this prospectus. The specific charges are shown on the specifications page of the certificate. There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds. We also reserve the right to charge against the separate account assets, or make other provisions, for additional tax liability we may incur with respect to the separate account or the certificates.

FEE TABLES

    The following tables describe the fees and expenses that are payable when buying, owning and surrendering the certificate. The first table describes the fees and expenses that are payable at the time that the owner buys the certificate, surrenders the certificate, or transfers cash value between available investment options.

                              TRANSACTION FEES

Charge                                                                     When Charge is Deducted           Amount Deducted
----------------------------------------------------------------------  -----------------------------    ----------------------

Maximum Sales Charge Imposed on Premiums                                From Each Premium Payment*       5 percent of Premium+

Maximum Premium Tax Charge                                              From Each Premium Payment*       4 percent of Premium+

Maximum OBRA Expense Charge**                                           From Each Premium Payment*       1.25 percent of
                                                                                                         Premium++

Maximum Deferred Sales Charge                                           None                             N/A

Maximum Partial Surrender Fee                                           From Each Partial Surrender      Lesser of $25 or
                                                                                                         2 percent of the
                                                                                                         amount withdrawn+

Maximum Transfer Fee                                                    Upon Each Transfer+++            $10+++

-----------------
  * The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code Section 1035 exchange.

 ** The OBRA expense charge is to reimburse the Company for extra costs associated with a recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the "OBRA Expense Charge" section of this prospectus.

  + The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

 ++ For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.25 percent of each premium payment for group-sponsored programs implemented prior to April 1, 2000 or 0.35 percent of each premium payment for group-sponsored programs implemented on or after April 1, 2000.

+++ There is currently no fee assessed for transfers. A charge, not to exceed $10 per transfer, may be imposed in the future.

    The next table describes the fees and expenses that an owner will pay periodically during the time that the owner owns the certificate, not including fund operating expenses. The table also includes rider charges that will apply if the owner purchases any rider(s) identified below.

             PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


Charge                                                              When Charge is Deducted                  Amount Deducted
------                                                         ---------------------------------     -------------------------------
COST OF INSURANCE CHARGE(1)(6)
   MAXIMUM & MINIMUM CHARGE(7)                                 On the Certificate Date and           Maximum: $41.36 per month per
                                                               Each Subsequent Monthly               $1,000 of net amount at risk
                                                               Anniversary
                                                                                                     Minimum: $0.03 per month per
                                                                                                     $1,000 of net amount at risk

   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES ISSUED
   PRIOR TO JANUARY 1, 2009 AND ALL FACE AMOUNT INCREASES
   ON SUCH CERTIFICATES                                        On the Certificate Date and           Maximum: $32.01 per month per
                                                               Each Subsequent Monthly               $1,000 of net amount at risk
                                                               Anniversary
                                                                                                     Minimum: $0.03 per month per
                                                                                                     $1,000 of net amount at risk

   CHARGE FOR A 45 YEAR OLD NON-SMOKING CERTIFICATEHOLDER(8)   On the Certificate Date and           $0.05 per month per $1,000
                                                               Each Subsequent Monthly               of net amount at risk
                                                               Anniversary

MORTALITY AND EXPENSE RISK CHARGE(2)                           Each Valuation Date                   Maximum: 0.25 percent of
                                                                                                     average daily assets of the
                                                                                                     separate account per year

MONTHLY ADMINISTRATION CHARGE(3)                               On the Certificate Date and           Maximum: $4 per month
                                                               Each Subsequent Monthly
                                                               Anniversary

LOAN INTEREST SPREAD(4)                                        Each Monthly Anniversary              1 percent of Policy Loan per
                                                                                                     year

ACCIDENTAL DEATH AND DISMEMBERMENT CHARGE(5)                   On the Certificate Date and           Maximum: $0.10 per month per
                                                               Each Subsequent Monthly               $1,000 of net amount at risk
                                                               Anniversary

WAIVER OF PREMIUM CHARGE(5)                                    On the Certificate Date and           Maximum: 50 percent of the
                                                               Each Subsequent Monthly               cost of insurance Charge
                                                               Anniversary

CHILD RIDER CHARGE(5)                                          On the Certificate Date and           Maximum: $0.35 per month per
                                                               Each Subsequent Monthly               $1,000 of net amount at risk
                                                               Anniversary
SPOUSE RIDER CHARGE(1)(5)
   MAXIMUM & MINIMUM CHARGE(7)                                 On the Certificate Date and           Maximum: $41.36 per month per
                                                               Each Subsequent Monthly               $1,000 of net amount at risk
                                                               Anniversary
                                                                                                     Minimum: $0.03 per month per
                                                                                                     $1000 of net amount at risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES ISSUED
   PRIOR TO JANUARY 1, 2009 AND ALL FACE AMOUNT INCREASES
   ON SUCH CERTIFICATES                                        On the Certificate Date and           Maximum: $32.01 per month per
                                                               Each Subsequent Monthly               $1,000 of net amount at risk
                                                               Anniversary
                                                                                                     Minimum: $0.03 per month per
                                                                                                     $1,000 of net amount at risk
   CHARGE FOR A 45 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)                                        On the Certificate Date and           $0.05 per month per $1,000
                                                               Each Subsequent Monthly               of net amount at risk
                                                               Anniversary

---------------------------
(1) The cost of insurance charge will vary depending upon the insured's attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time.

(2) The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(3) The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(4) The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the "Loan Interest" section of this prospectus.

(5) The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

(6) The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(7) The maximum charge in this row applies to certificates issued on or after January 1, 2009.

(8) For certificates issued both before and after January 1, 2009.

    For information concerning compensation paid for the sale of the group contract and certificates, see the "Distribution of Certificates" section of the prospectus.


    The next table describes the range of total annual Portfolio operating expenses that an owner will pay while he or she owns the certificate. Expenses of the Portfolios may be higher or lower in the future. The table shows the lowest and highest expenses (as a percentage of Portfolio assets) charged by any of the Funds for its Portfolios for the fiscal year ended December 31, 2012. More detail concerning a particular Fund and its Portfolios' fees and expenses is contained in the prospectus for that Fund.


                RANGE OF ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS INCLUDING MANAGEMENT FEES,
               DISTRIBUTION (12b-1) FEES AND OTHER EXPENSES)*


Fee Description                                                            Minimum         Maximum
--------------------------------------------------------------------      --------        --------

Total Annual Portfolio Operating Expenses                                  0.50%           1.35%


-----------------
* The range of Total Annual Portfolio Operating Expenses presented in this table does not reflect any fee waivers or expense reductions. Under certain circumstances the Funds may charge a redemption fee for certain market timing or frequent trading activity. For more detailed information about the fee and expense charges, fee waivers (if applicable), redemption fee (if applicable) and expense reductions (if applicable) for a particular Fund Portfolio please see that Fund's prospectus.

GENERAL DESCRIPTIONS

MINNESOTA LIFE INSURANCE COMPANY

    We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam. Any benefits due and owing pursuant to a certificate are obligations of Minnesota Life.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

    On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

    We are the legal owner of the assets in the separate account. The obligations to group contract and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

    The separate account is divided into sub-accounts, each of which currently invests in one of the Fund Portfolios shown on the cover page of this prospectus. Your group sponsor insurance program, however, may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios.

    The separate account currently invests in the Portfolios of Ivy Funds VIP, Lord Abbett, MFS, MFS II, Oppenheimer, Pioneer, Securian Funds Trust and Van Eck. The Fund Portfolio prospectuses accompany this prospectus. For additional copies please call us at 1-800-843-8358. You should read each prospectus carefully before investing in the certificate.

    The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of the other Portfolios.

    All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.

    Below is a list of the Portfolios and their adviser and sub-adviser, if applicable.


Fund/Portfolio                                                             Investment Adviser             Investment Sub-Adviser
--------------                                                      ---------------------------------     ----------------------
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:

Ivy Funds VIP International Core Equity                             Waddell & Reed Investment
  (Seeks to provide capital growth and appreciation.)               Management Company

Ivy Funds VIP Science and Technology                                Waddell & Reed Investment
  (Seeks to provide growth of capital.)                             Management Company

LORD ABBETT SERIES FUND, INC.:

Mid Cap Stock Portfolio                                             Lord, Abbett & Co. LLC
  (Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.)

MFS(R) VARIABLE INSURANCE TRUST

MFS(R) Research Bond Series--Initial Class Shares                   Massachusetts Financial Services
  (Seeks total return with an emphasis on current income but also   Company
  considering capital appreciation.)

MFS(R) VARIABLE INSURANCE TRUST II

MFS(R) Emerging Markets Equity Portfolio--Initial Class Shares      Massachusetts Financial Services
  (Seeks capital appreciation.)                                     Company

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Global Fund/VA--Non-Service Shares                      OppenheimerFunds, Inc.
  (Seeks capital appreciation.)

Oppenheimer Main Street Small Cap Fund(R)/VA--
  Non-Service Shares                                                OppenheimerFunds, Inc.
  (Seeks capital appreciation.)

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Mid Cap Value VCT Portfolio--Class I Shares                 Pioneer Investment Management, Inc.
  (Seeks capital appreciation by investing in a diversified
  portfolio of securities consisting primarily of common stocks.)

Fund/Portfolio                                                             Investment Adviser             Investment Sub-Adviser
--------------                                                      ---------------------------------     ----------------------
SECURIAN FUNDS TRUST:

Advantus Money Market Fund*                                         Advantus Capital Management, Inc.

Advantus Bond Fund--Class 1 Shares                                  Advantus Capital Management, Inc.

Advantus Index 400 Mid-Cap Fund--Class 1 Shares                     Advantus Capital Management, Inc.

Advantus Index 500 Fund--Class 1 Shares                             Advantus Capital Management, Inc.

Advantus Mortgage Securities Fund--Class 1 Shares                   Advantus Capital Management, Inc.

Advantus Real Estate Securities Fund--Class 1 Shares                Advantus Capital Management, Inc.

Advantus Bond Fund--Class 2 Shares**                                Advantus Capital Management, Inc.

Advantus Index 400 Mid-Cap Fund--Class 2 Shares**                   Advantus Capital Management, Inc.

Advantus Index 500 Fund--Class 2 Shares**                           Advantus Capital Management, Inc.

Advantus Mortgage Securities Fund--Class 2 Shares**                 Advantus Capital Management, Inc.

Advantus Real Estate Securities Fund--Class 2 Shares**              Advantus Capital Management, Inc.

VAN ECK VIP TRUST:

Van Eck VIP Global Hard Assets Fund--Initial Class                  Van Eck Associates Corporation
  (Seeks long-term capital appreciation by investing primarily in
  "hard assets" securities. Income is a secondary consideration.)


---------------------------
* Although the Money Market Fund seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Money Market Fund. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the separate account, during extended periods of low interest rates, the yield of the sub-account that invests in the Money Market Fund may become extremely low and possibly negative.

** No longer available for transfers or allocations in your policy.


    The above Portfolios were selected based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we considered during the selection process was whether the Portfolio's investment adviser or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Payments Made by Underlying Mutual Funds."

    WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CERTIFICATE CASH VALUE OF YOUR CERTIFICATE RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

ADDITIONS, DELETIONS OR SUBSTITUTIONS

    We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

    We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Funds should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

    We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

    We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

    The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

VOTING RIGHTS

    We will vote the shares of the Funds held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Funds in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Funds in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Funds. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Funds. We will vote shares of the Funds held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

    We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

THE GUARANTEED ACCOUNT

    The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

    Because of exemptive and exclusionary provisions, interests in Minnesota Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

SUMMARY INFORMATION

    Minnesota Life's general account consists of all assets owned by Minnesota Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Minnesota Life, exclusive of loans, which is attributable to the group contract and certificate described herein and others of their class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of group contracts and certificates of this class. Allocations to the guaranteed account become part of the general assets of Minnesota Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.

    A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the "Transfers" section of this prospectus. Amounts allocated or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest.


GUARANTEED ACCOUNT VALUE Minnesota Life bears the full investment risk for amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. For group-sponsored programs implemented prior to July 1, 2002, the minimum guaranteed annual rate is 4.5 percent. For group-sponsored programs implemented on or after July 1, 2002 the minimum guaranteed annual rate is 3 percent. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the certificate's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.


    Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value.

CHARGES



    Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

    There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds.

PREMIUM EXPENSE CHARGES

    The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate's net cash value.

SALES CHARGE We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

    The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge, the cost of insurance charge or the administration charge.

PREMIUM TAX CHARGE We will deduct a percentage of premium charge, not to exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. The state and/or jurisdiction in which a group policy is issued may impose taxes that are higher or lower than the premium taxes actually imposed on the group policy. This charge will be between 0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA EXPENSE CHARGE Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

ACCOUNT VALUE CHARGES

    The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

MONTHLY DEDUCTION The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.

    We may deduct an ADMINISTRATION CHARGE from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

    The monthly COST OF INSURANCE will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

    Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

    Changes to the cost of insurance rates are generally effective on the anniversary of the issuance of the group policy, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

    Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

    The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table") (a maximum charge of $32.01 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

    For group policies and certificates issued on and after January 1, 2009, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Table") (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)

PARTIAL SURRENDER CHARGE For certificates under some group-sponsored insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

TRANSFER CHARGE There is currently no charge assessed on transfers of net cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

ADDITIONAL BENEFITS CHARGES Additional benefits may be included with the certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charges associated with them. For a complete discussion of additional benefits see the "Additional Benefits" section of this prospectus.

SEPARATE ACCOUNT CHARGES


    We assess a MORTALITY AND EXPENSE RISK CHARGE directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the certificate is issued. The annual rate will not exceed ..25 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.


    Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that:
(1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.

    We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.

FUND CHARGES

    Shares of the Funds are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the Portfolios of the Fund. Advisory fees and portfolio expense fees of the Fund are described in each Fund's prospectus.

GUARANTEE OF CERTAIN CHARGES

    We will not increase the following charges for group policies: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.


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INFORMATION ABOUT THE GROUP POLICY AND CERTIFICATES

APPLICATIONS AND ISSUANCE

    We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a certificate under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue either a certificate or an individual policy to give to the owner. The issuance of a group contract or an individual policy and their associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

    Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

    A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

DOLLAR COST AVERAGING

    We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the Series Fund Money Market Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high.

    Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.

    To elect dollar cost averaging the owner must have at least $3,000 in the Series Fund Money Market Sub-Account. The automatic transfer amount from the Series Fund Money Market Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.

    A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the Series Fund Money Market Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.

    An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the Series Fund Money Market Sub-Account unless a transfer request is made. Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.


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

FREE LOOK

    It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

    A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

    Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

CONTINUATION OF GROUP COVERAGE

    If the insured's eligibility under a group contract ends, the owner's current group coverage may continue unless the certificate is no longer in force or the limitations below apply as of the date eligibility ends:

-  The group contract has terminated; or
- The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the certificate is issued. The required minimum will never be higher than $250.

    The insurance amount will not change unless the owner requests a change. We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.

    Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

CONVERSION RIGHT TO AN INDIVIDUAL POLICY

    If life insurance provided under the group contract is not continued upon termination of the insured's eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group certificate to an individual policy of life insurance with us subject to the following:

- The owner's written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner's insurance terminates under the group contract.
- The owner may convert all or a part of the group insurance in effect on the date that the owner's coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested, and the owner may choose any death benefit option offered by such policy forms. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday.
- If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.

    In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.


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GENERAL PROVISIONS OF THE GROUP CONTRACT

ISSUANCE The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.

TERMINATION The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be allowed to convert to individual coverage as described under the "Conversion Right to an Individual Policy" section of this prospectus.

    Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

    Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

RIGHT TO EXAMINE GROUP CONTRACT The contractholder may terminate the group contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

ENTIRE GROUP CONTRACT The group contract, the attached copy of the contractholder's signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.

OWNERSHIP OF GROUP CONTRACT AND GROUP CONTRACT CHANGES The contractholder owns the group contract. THE GROUP CONTRACT MAY BE CHANGED OR AMENDED BY AGREEMENT BETWEEN US AND THE CONTRACTHOLDER WITHOUT THE CONSENT OF ANY PERSON CLAIMING RIGHTS OR BENEFITS UNDER THE GROUP CONTRACT. ANY SUCH CHANGES MADE, THAT ARE NOT MATERIAL TO THE INFORMATION PRESENTED IN THIS REGISTRATION STATEMENT, MAY BE MADE WITHOUT NOTICE TO OR CONSENT OF THE CERTIFICATE OWNERS. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.

CERTIFICATE PREMIUMS

    A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.


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

    When the certificate is established, the certificate's specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

    Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Right to an Individual Policy".) The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See "Continuation of Group Coverage".)

PREMIUM LIMITATIONS

    After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status".) When we receive the signed application, our systems will test the owner's elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

ALLOCATION OF NET PREMIUMS AND ACCOUNT VALUE

    Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Funds. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the "Unit Value" section of this prospectus.


    The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.


    Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this "free look" period. Net premiums will be allocated to the Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Money Market Sub-Account until the end of the period.

    We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.

    If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.


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

DEATH BENEFIT AND ACCOUNT VALUES

    If the certificate is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected by the contractholder.

    Only the group sponsor may choose one of two death benefit options. The death benefit option so chosen shall be the same for all participants under the group-sponsored program. Once elected, the death benefit option chosen by the group-sponsor shall remain unchanged. There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

OPTION A -- LEVEL DEATH BENEFIT

    The amount of the death benefit for Option A is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; less
-  any outstanding certificate loans and accrued loan interest charged;
   less
- any unpaid monthly deductions determined as of the date of the insured's death.

OPTION B -- INCREASING DEATH BENEFIT

    The amount of the death benefit for Option B is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the owner's account value as of the date we receive due proof of death satisfactory to us; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; plus
- any monthly deductions taken under the certificate since the date of death; less
-  any outstanding certificate loans and accrued loan interest charged;
   less
- any unpaid monthly deductions determined as of the date of the insured's death.

    At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The group sponsor must select the same test for all certificates. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests, please see the Statement of Additional Information.

CHANGE IN FACE AMOUNT

    Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges".) In addition, a change in the face amount of a certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the "Federal Tax Status" section. You should consult a tax adviser before changing the face amount of a certificate.

INCREASES If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be

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

accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

    With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's certificate. (See "Free Look".)

DECREASES Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner's certificate. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

PAYMENT OF DEATH BENEFIT PROCEEDS

    The amount payable as death proceeds upon the insured's death will be determined according to the death benefit under the option elected. The death benefit proceeds will also include any amounts payable under any riders.

    If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See "Additional Benefits".)

    Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. Under Option A death benefit, interest will be paid on the death benefit from the date of the insured's death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured's death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date of payment; therefore, the account value may increase or decrease in value from the date of the insured's death to the date of the payment of the death proceeds. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

    Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement (See "Settlement Options").

    When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options").

    An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

ACCOUNT VALUES

    The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate's loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

    We will send the owner a report each year advising the owner of the certificate's account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.


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

    Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.


DETERMINATION OF THE GUARANTEED ACCOUNT VALUE The guaranteed account value is the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. For group-sponsored programs implemented prior to July 1, 2002, the minimum guaranteed annual rate is 4.5 percent. For group-sponsored programs implemented on or after July 1, 2002, the minimum guaranteed annual rate is 3 percent. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.


DETERMINATION OF THE SEPARATE ACCOUNT VALUE The certificate's separate account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value, for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.

    Once determined, the number of units credited to the owner's certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits, loan interest credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

UNIT VALUE The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

NET INVESTMENT FACTOR The net investment factor for a valuation period is the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this certificate which is assessed at the annual rate stated on the specifications page of the certificate against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:

- the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus
- the per share amount of any dividend or capital gains distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period; with the sum divided by
- the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.


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    We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.

DAILY VALUES We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Funds' portfolio securities will not materially affect the current net asset value of such Funds' shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Funds' shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.

SURRENDERS, PARTIAL SURRENDERS AND TRANSFERS

    The owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. To make a surrender or partial surrender, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and partial surrender requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or partial surrender request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or, at the option of the owner, can be applied to a settlement option. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".)

    A partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group sponsored insurance program. The minimum will never exceed $500. The maximum amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. The maximum will be either:

- (a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding certificate loans plus accrued certificate loan interest charged; or
-  100 percent of the net cash value.

    The maximum will be identified in the certificate.

    We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account. A partial surrender will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A partial surrender has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

    On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion

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that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a partial surrender under the certificate.

    A transaction charge will be deducted from the net cash value in connection with a partial surrender for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

TRANSFERS

    The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.

    There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

MARKET TIMING This policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

    We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

    We reserve the right to restrict the frequency of--or otherwise modify, condition or terminate--any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectuses for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

-  the dollar amount of the transfer(s);
- whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
- whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;
-  the number of transfers in the previous calendar quarter;


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-  whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

    In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

    In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.

    None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging.

    In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

GUARANTEED ACCOUNT TRANSFER RESTRICTIONS There are additional restrictions to transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

    The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.

OTHER TRANSFER INFORMATION For transfers out of the separate account or among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

    A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.

    The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Standard Time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is 1-651-665-4827.


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    We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

    Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.

    Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-843-8358.

LOANS

    The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where (a) is 90 percent of the owner's account value and (b) is any outstanding certificate loans plus accrued loan interest charged. A loan taken from or secured by a certificate may have federal income tax consequences. (See "Federal Tax Status".) The maximum loan amount is determined as of the date we receive the owner's request for a loan.

    Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission, or by any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

    When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

    If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment

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

will be within 61 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

    Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

LOAN INTEREST

    The interest rate charged on a certificate loan will be 8 percent per year.

    Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will equal 8 percent annually, and compounded for the number of days since loan interest charges were last updated.

    The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.


    Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 7 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 7 percent annually, and compounded for the number of days since loan interest charges were last updated.


    Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate's guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

LOAN REPAYMENTS

    If the certificate is in force, the loan can be repaid in part or in full at any time before the insured's death. The loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

    Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the "Transfers" section of this prospectus. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.

    A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.


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LAPSE AND REINSTATEMENT

LAPSE

    Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

    The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured's death, will be paid if death occurs during the grace period.

REINSTATEMENT

    A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

    The amount of account value on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated increased by the net premiums paid at the time of reinstatement.

    The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.

ADDITIONAL BENEFITS

    Subject to certain requirements, one or more of the following additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits described below. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction and can be found in the summary table on page 7.

ACCELERATED BENEFITS RIDER Provides for the accelerated payment of all or a portion of the death benefit proceeds if the insured is terminally ill, subject to the minimums and maximums specified in the rider. Eligibility requirements and conditions for payment of accelerated benefits are also described in the rider. The amount of accelerated benefits payable is calculated by multiplying the death benefit by an accelerated benefit factor defined in the rider. Accelerated benefits will be paid to the owner unless the owner validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.

WAIVER OF PREMIUM RIDER Provides for the waiver of the monthly deduction while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.


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ACCIDENTAL DEATH AND DISMEMBERMENT RIDER  Provides additional insurance if the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the certificate will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

CHILD RIDER Provides for term insurance on the insured's children, as specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

SPOUSE RIDER Provides for term insurance on the insured's spouse and children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

POLICYHOLDER CONTRIBUTION RIDER Allows the contractholder to pay for all or a portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.

GENERAL MATTERS RELATING TO THE CERTIFICATE

POSTPONEMENT OF PAYMENTS Normally, we will pay any certificate proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a certificate with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner's request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

    For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

    Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender or partial surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

    If mandated by applicable law, we may be required to block an owner's account and thereby refuse to pay any request for transfer, partial surrender, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

THE CERTIFICATE The certificate, the attached signed application, endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the certificate and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the signed application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the certificate. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No

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

agent has the authority to alter or modify any of the terms, conditions or agreements of the group policy or certificate or to waive any of its provisions.

CONTROL OF CERTIFICATE The insured will be considered the owner of the certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

MATURITY A certificate of insurance under the group contract matures in an amount equal to the certificate's net cash value upon the insured's 95th birthday.

BENEFICIARY The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured's death. The owner may name one or more beneficiaries on the signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

    If a beneficiary dies before the insured, that beneficiary's interest in the certificate ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the order of priority identified in the group contract.

CHANGE OF BENEFICIARY If the owner has reserved the right to change the beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records. After it has been so recorded, it will take effect as of the date the owner signed the request.

    However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

SETTLEMENT OPTIONS The death benefit proceeds of a certificate will be payable if we receive due proof satisfactory to us of the insured's death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.

    We will pay interest on the face amount of single sum death proceeds from the date of the insured's death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.

    The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.

    You may also choose to place the proceeds in a Minnesota Life Benefit Account until you elect a single sum payment or a settlement option. The Benefit Account is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to you, and you will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Minnesota Life, the bank will receive the amount you

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request as a transfer from our general account. The Benefit Account is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our general account, the Benefit Account is backed by the financial strength of Minnesota Life, although it is subject to the claims of our creditors.

    Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

- INTEREST PAYMENTS This option will provide payment of interest on the proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.
- FIXED PERIOD ANNUITY This is an annuity payable in monthly installments for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.
- LIFE ANNUITY This is an annuity payable monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.
- PAYMENTS OF A SPECIFIED AMOUNT This is an annuity payable in a specified amount until the proceeds and interest are fully paid.

    The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

    Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

    Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.



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FEDERAL TAX STATUS

INTRODUCTION

    This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). We have not attempted to consider any applicable state or other tax laws.

TAXATION OF MINNESOTA LIFE AND THE MINNESOTA LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT

    We are taxed as a "life insurance company" under the Internal Revenue Code (the, "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

    At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

    In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

TAX STATUS OF CERTIFICATES

    Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

    However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy
Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

DIVERSIFICATION OF INVESTMENTS

    Diversification of investments Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each

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portfolio of the Securian Funds Trust in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be "adequately diversified."

OWNER CONTROL

    In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

    In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

    The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

    The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

    On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual's contributions to the certificate and prior certificate activity. We also believe that certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

    There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

    A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts ("investment in the certificate"). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the

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certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in
Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate's maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

MODIFIED ENDOWMENT CONTRACTS

    It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.

    Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1/2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

    The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

    It should be noted, in addition, that a certificate which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

    To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

    In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

    If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

    Due to the certificate's flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change

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to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

MULTIPLE POLICIES

    All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

WITHHOLDING

    To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.

BUSINESS USES OF POLICY

    The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

OTHER TAXES

    Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.

EMPLOYER-OWNED LIFE INSURANCE CONTRACTS

    The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO

    In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts (or certificates) issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or

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residence. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

    If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the certificate. In addition, under
Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.

SPLIT-DOLLAR ARRANGEMENTS

    The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

    Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for director and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

    Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.

ALTERNATIVE MINIMUM TAX

    There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

    The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the certificate owner's estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner's estate upon the owner's death. The certificate would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

    Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.


    AMERICAN TAXPAYER RELIEF ACT OF 2012 The American Taxpayer Relief Act of 2012 ("ATRA") was enacted on January 2, 2013, and succeeds many of the provisions of the Economic Growth and Tax Reconciliation Act of 2001 ("EGTRRA"), which expired on December 31, 2012. ATRA establishes permanent exclusion amounts and rate structures for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2012. The estate, gift, and generation skipping transfer tax exclusion amounts established under ATRA are annually adjusted for inflation. In addition, ATRA makes several transfer tax provisions originally introduced by EGTRRA permanent.

    For 2013, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively.


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    The complexity of ATRA, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

    It should be understood that the foregoing description of federal income, gift and estate tax consequences is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance contract or exercising elections under such a contract should consult a tax adviser.

TAX SHELTER REGULATIONS.

    Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

MEDICARE TAX ON INVESTMENT INCOME.

    Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO.

    In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.

    Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

    Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.


DISTRIBUTION OF CERTIFICATES

    The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial ("Selling Firms"). Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

    The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by

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registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Minnesota Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Minnesota Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firm. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

    Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Minnesota Life may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

    The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

    All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

    Minnesota Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account. These payments decrease a fund's investment return.

    In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

    Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Minnesota Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

    Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. Several of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

    Minnesota Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a certificate is held and the greater a certificate's investment return.

OTHER MATTERS

LEGAL PROCEEDINGS

    Minnesota Life, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on: the separate account; Securian Financial to perform its underwriting contract with the separate account; or the ability of Minnesota Life to meet its obligations under the Policy.

REGISTRATION STATEMENT

    We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the group contracts and certificates offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Minnesota Life, the group contracts and certificates. Statements contained in this prospectus as to the contents of group contracts and certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

FINANCIAL STATEMENTS

    The complete financial statements of the separate account and Minnesota Life can be found in the Statement of Additional Information. The Statement of Additional Information is available from us at your request.

    To request a Statement of Additional Information call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

STATEMENT OF ADDITIONAL INFORMATION



    A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Universal Life Account, the group contract and the certificates is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a free copy of the Statement of Additional Information, a personalized illustration or any information about your certificate call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

    Information about Minnesota Life Variable Universal Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC, 20549-0102. You can also call the SEC at 1-202-551-8090.

    The table of contents for the Statement of Additional Information is as follows:

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters
Illustrations

Financial Statements



Investment Company Act Number 811-8830

PART B: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION



Item Number    Caption in Statement of Additional Information
    15.        Cover Page and Table of Contents

    16.        General Information and History

    17.        Services

    18.        Premiums

    19.        Additional Information About Operation of Contracts and Minnesota
               Life Variable Universal Life Account

    20.        Underwriters

    21.        Additional Information About Charges

    22.        Lapse and Reinstatement

    23.        Loans

    24.        Financial Statements

    25.        Illustrations

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

                             400 Robert Street North
                           Saint Paul, Minnesota 55101
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)




                       STATEMENT OF ADDITIONAL INFORMATION

        THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2013

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the current prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-843-8358, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus, group contract and certificates are incorporated into this Statement of Additional Information by reference.

Table of Contents

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters
Illustrations
Financial Statements

GENERAL INFORMATION AND HISTORY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the separate account. The obligations to policy and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

The separate account currently invests in the Securian Funds Trust, Fidelity(R) Variable Insurance Products Funds, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, Lord Abbett Series Fund, Inc., MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, Oppenheimer Variable Account Funds, Pioneer Variable Contracts Trust and Van Eck VIP Trust.

PREMIUMS

Premiums for the certificates will not be the same for all owners. Charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges (other than cost of insurance rates) for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. Generally, premium payments for certificates under group-sponsored insurance programs are regularly deducted by an employer from the certificate owner's paycheck. If an owner's insurance is continued following loss of the insured's eligibility under the group-sponsored insurance program (requirements for continuation are described in the certificate and prospectus), we will accept direct premium payments from the owner by check or electronic funds transfer from a checking or savings account. If an owner in such a situation elects to remit premiums by check, we will send a premium notice for the premium due to the owner's address on record. If an owner elects to remit premiums by electronic funds transfer, we will deduct the premium due from the checking or savings account monthly on the date specified by the owner.


ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Prior to April 1, 2003, Minnesota Life provided additional accounting and administrative services which are now performed by State Street Bank and Trust Company. However, Minnesota Life continues to oversee State Street's performance of these services.

CERTIFICATE CHANGES We reserve the right to limit the number of certificate changes to one per certificate year and to restrict such changes in the first certificate year. For this purpose, changes include increases or decreases in face amount. No change will be permitted that would result in the death benefit under a certificate being included in gross income due to not satisfying the requirements of Section 7702 of the Internal Revenue Code or any applicable successor provision.

CONFORMITY WITH STATUTES If any provision in a certificate is in conflict with the laws of the state governing the certificate, the provision will be deemed to be amended to conform to such laws.

CLAIMS OF CREDITORS Except as provided by law, neither the certificate nor any payment thereunder will be subject to the claims of creditors or to any legal process.

INCONTESTABILITY After a certificate has been in force during the insured's lifetime for two years from the certificate date, we cannot contest the insurance for any loss that is incurred more than two years after the certificate date, unless the net cash value has dropped below the amount necessary to pay the insured's cost of insurance on the insured's life. However, if there has been an increase in the amount of insurance for which we required evidence of insurability, then, to the extent of the increase, any loss which occurs within two years of the effective date of the increase will be contestable. We may elect to waive our right to contest the insurance for any loss that is incurred within two years after the certificate issue date where the certificate replaces existing coverage.

ASSIGNMENT The certificate may be assigned. However, we will not be bound by any assignment unless it is in writing and filed at our home office in St. Paul, Minnesota, and we send the owner an acknowledged copy. We assume no responsibility for the validity or effect of any assignment of the certificate or of any interest in it. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment. A valid assignment will take precedence over any claim of a beneficiary.

SUICIDE If the insured, whether sane or insane, dies by suicide within two years of the original certificate date, our liability will be limited to an amount equal to the premiums paid for the certificate. If there has been a face amount increase for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the premiums paid for that increase.

If the insured is a citizen of Missouri, Colorado or North Dakota, the duration of this suicide provision is for one year instead of two.

MISSTATEMENT OF AGE If the age of the insured has been misstated, the death benefit and account value will be adjusted. The adjustment will be the difference between two amounts accumulated with interest. These two amounts are:

o        the monthly cost of insurance charges that were paid; and
o the monthly cost of insurance charges that should have been paid based on the insured's correct age.

The interest rates used are the rates that were used in accumulating guaranteed account values for that time period.


EXPERIENCE CREDITS Each year we will determine if the certificate will receive an experience credit. Experience credits, if received, may be added to the owner's account value or, if the owner elects, they may be paid in cash. Experience credits will vary based on the terms, claims experience and cost of insurance for the group-sponsored insurance program under which the group contract is issued. We will determine experience credits pursuant to our established actuarial procedures. We do not expect any experience credits will be declared.

An experience credit applied to the account value will be allocated to the guaranteed account or to the sub-accounts of the separate account in accordance with the owner's current instructions for the allocation of net premiums. In the absence of such instructions, experience credits will be allocated to the guaranteed account value and separate account value in the same proportion that those account values bear to the net cash value and, as to the account value in the separate account, to each sub-account in the proportion that the sub-account value bears to the separate account value.

REPORTS Each year we will send the owner a report. At a minimum, the report will include the account value, the face amount, and the death benefit as of the date of the report, the premiums paid during the year, loan activity and the certificate value. The report will be sent to the owner without cost. The report will be as of a date within two months of its mailing.

DEATH BENEFIT The Cash Value Accumulation Test requires that the death benefit be greater than the account value times a specified percentage. The Guideline Premium/Cash Value Corridor Test limits the amount of premiums which may be paid in addition to requiring that the death benefit be greater than the account value times a specified percentage. Each certificate will be tested when premiums are paid, at the end of each month and at death for compliance to the test chosen for that certificate. Under either test, if the death benefit is not greater than the applicable percentage of the account value, we will increase the face amount or return premium with interest to maintain compliance with IRC
Section 7702.

For the Cash Value Accumulation Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies by the age and underwriting class of the insured. The following table contains illustrative applicable percentages for this test for the non-tobacco underwriting class:


             Applicable Percentage     Applicable Percentage
 Attained   for certificates issued   for certificates issued on
   Age      before January 1, 2009     or after January 1, 2009

   35         432.4%                    512.3%
   45         310.2                     369.0
   55         226.9                     375.6
   65         171.8                     215.9
   75         137.5                     178.9

For the Guideline Premium/Cash Value Corridor Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies only by the age of the insured. The following table contains the applicable percentages for the account value portion of this test:


Attained   Applicable      Attained   Applicable      Attained   Applicable
  Age      Percentage        Age      Percentage        Age      Percentage
40 & below    250%            54         157%            68         117%
   41         243             55         150             69         116
   42         236             56         146             70         115
   43         229             57         142             71         113
   44         222             58         138             72         111
   45         215             59         134             73         109
   46         209             60         130             74         107
   47         203             61         128            75-90       105
   48         197             62         126             91         104
   49         191             63         124             92         103
   50         185             64         122             93         102
   51         178             65         120             94         101
   52         171             66         119             95         100
   53         164             67         118

Several factors that may influence the premium limit under the Guideline Premium/Cash Value Corridor Test include: the current and past face amounts of the certificate, the certificate year, the age at certificate issue, the age at any face amount change, and the underwriting class of the insured as well as the charges under the certificate. You may call us at (800) 843-8358, during our normal business hours of 8:00 a.m. to 4:45 p.m., Central time, if you would like us to calculate the maximum premium you may pay under your certificate for this test. As you increase the amount of premium you pay, you may cause your certificate to become a modified endowment contract. (See "Federal Tax Status".)

UNDERWRITERS

The group contracts and certificates are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The contracts and certificates are sold in the states where their sale is lawful. The insurance underwriting and the determination of a proposed insured's risk classification and whether to accept or reject an application for a certificate is done in accordance with our rules and standards.

Commissions to registered representatives on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year.

The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware. Amounts paid by Minnesota Life to the underwriter for 2012, 2011, and 2010 were $949,059, $591,801, and $411,900, net respectively.

While Securian Financial does not receive any direct compensation from Minnesota Life when selling a Minnesota Life variable product, it is reimbursed by Minnesota Life for compliance related costs resulting from Securian's sales of Minnesota Life variable products. Securian Financial may also receive amounts from the Funds for services provided under a 12b-1 plan of distribution. For providing these distribution services, Securian Financial may receive a fee of 0.25 percent of the average daily net assets of those Portfolios of the Funds which have a 12b-1 fee.

UNDERWRITING The group contracts will be offered and sold pursuant to our underwriting procedures, in accordance with state insurance laws. Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfaction of underwriting requirements.

When we receive a completed application or request for an increase in face amount we may require medical evidence of insurability to determine whether the applicant is insurable. If so, we will follow certain insurance underwriting (risk evaluation) procedures. This process may involve such verification procedures as medical examinations and may require that further information be provided by the proposed insured before a determination can be made. We may also issue certificates that do not require medical evidence of insurability. Schedules for evidence of insurability requirements may be determined for each group-sponsored insurance program and are based on a variety of factors related to the group. In determining these schedules we will not discriminate unreasonably or unfairly against any person or class of persons.

ILLUSTRATIONS

To illustrate the operation of the certificate under various assumptions, we have prepared several tables along with additional explanatory text, that may be of assistance.

The following tables illustrate how the account value and death benefit of a certificate change with the investment experience of the sub-accounts of the separate account. The tables show how the account values and death benefit of a certificate issued to an insured of a given age and at a given premium would vary over time if the investment return on the assets held in each sub-account of the separate account were a uniform, gross, after-tax rate of 0 percent, 6 percent or 12 percent. The account values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0 percent, 6 percent and 12 percent over a period of years, but fluctuated above and below those averages for individual certificate years.

The tables illustrate both a certificate issued to an insured, age 45 and to an insured, age 55, in a group-sponsored program. This assumes a $4.00 monthly administration charge, a 3 percent sales charge, a 2 percent premium tax charge, a 0.50 percent mortality and expense charge and a 0.25 percent OBRA expense charge. Cost of insurance charges used in the tables are either the guaranteed maximums or assumed levels as described in the following paragraph. If a particular certificate has different administration, mortality and expense risk charge, sales, tax, or cost of insurance charges, the account values and death benefits would vary from those shown in the tables. The account values and death benefits would also vary if premiums were paid in other amounts or at other than annual intervals, or account values were allocated differently among individual sub-accounts with varying rates of return. The illustrations of death benefits also vary between tables depending upon whether the level or variable type death benefits are illustrated.

The account value column in the tables with the heading "Using Maximum Cost of Insurance Charges - - 1980 CSO" shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance based on the guaranteed maximum rate, which is 125 percent of the rate under the 1980 Commissioners Standard Ordinary ("1980 CSO") Mortality Table. The account value column in the tables with the heading "Using Maximum Cost of Insurance Charges - - 2001 CSO" shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance based on the guaranteed maximum rate, which is 200 percent of the rate under the 2001 Commissioners Standard Ordinary ("2001 CSO") Mortality Table. A maximum sales charge of 5 percent is also used. The account value column in the tables with the heading "Using Assumed Cost of Insurance Charges" shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance at an assumed level which is substantially less than the guaranteed rate. Actual cost of insurance charges for a certificate depend on a variety of factors as described in "Account Value Charges" section of the prospectus.

The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund and a daily mortality and expense risk charge assessed against the net assets of the Variable Universal Life Account are deducted from the gross return. The mortality and expense risk charge reflected in the illustrations is at an annual rate of .50 percent. The investment expenses illustrated represent an average of the investment advisory fee charged for all Funds covered under the prospectus. The investment advisory fee for each Portfolio for the last fiscal year is shown under the heading "Fund Charges" in the prospectus. In addition to the deduction for the investment advisory fee, the illustrations also reflect a deduction for Portfolio costs and expenses for the last fiscal year, as illustrated under the heading "Fund Charges" in the prospectus. The average annual expense number used in the illustrations (0.92 percent) does not include waivers, reductions, and reimbursements. Gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -1.41 percent, 4.51 percent and 10.42 percent.

The tables reflect the fact that no charges for federal, state or local income taxes are currently made against the Variable Universal Life Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now. To produce the account values and death benefits illustrated. Additionally, the hypothetical values shown in the tables assume that the policy for which values are illustrated is not deemed an individual policy under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") and therefore the values do not reflect the additional premium expense charge to cover Minnesota Life's increased OBRA related expenses in that situation (as described in "OBRA Expense Charge").

The tables illustrate the certificate values that would result based upon the investment rates of return if the premiums are paid on a monthly basis, and if no certificate loans have been made. The tables are also based on the assumptions that no partial surrenders have been made, that no transfer charges were incurred, that no optional riders have been requested and that no allocations have been made to the guaranteed account. The certificate values in the tables also may reflect an increase in the face amount of insurance to the minimum amount necessary to maintain the certificate's qualification as life insurance under Section 7702 of the Code.

Upon request, we will provide an illustration based on a proposed insured's age, face amount of insurance, premium amount and frequency of payment, and using the charges for the group-sponsored insurance program under which the individual would be insured. To request a personalized illustration or any information about your certificate call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 45
                                     UNISEX
                                   NONTOBACCO
                      FACE AMOUNT OF INSURANCE - $700,000
                             ANNUAL PREMIUM - $9,600
                          (MONTHLY PREMIUM - $800)(1)

                   USING CURRENT COST OF INSURANCE CHARGES*

                                              -Assuming Hypothetical Investment Returns Of -
                                     0% Gross(2)              6% Gross(2)              12% Gross(2)
                                   (-1.41% Net)(3)          (4.51% Net)(3)            (10.42% Net)(3)
End of     Att     Annual      Account       Death       Account       Death       Account        Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)      Benefit     Value(4)      Benefit
------     ---     -------     ---------     -------     ---------    ---------   ---------     ----------
1          46       9,600        7,404       700,000         7,642     700,000        7,876       700,000
2          47       9,600       14,638       700,000        15,562     700,000       16,506       700,000
3          48       9,600       21,625       700,000        23,692     700,000       25,885       700,000
4          49       9,600       28,451       700,000        32,127     700,000       36,185       700,000
5          50       9,600       35,120       700,000        40,885     700,000       47,506       700,000
6          51       9,600       41,556       700,000        49,903     700,000       59,879       700,000
7          52       9,600       47,687       700,000        59,118     700,000       73,342       700,000
8          53       9,600       53,520       700,000        68,548     700,000       88,025       700,000
9          54       9,600       58,985       700,000        78,131     700,000      103,993       700,000
10         55       9,600       64,017       700,000        87,809     700,000      121,329       700,000

15         60       9,600       80,533       700,000       135,741     700,000      232,921       700,000
20         65       9,600       79,833       700,000       180,888     700,000      409,032       700,000
25         70       9,600       57,068       700,000       220,785     700,000      707,855       814,033
30         75       9,600            0       700,000       219,537     700,000    1,196,152     1,255,960
35         80       9,600            0       700,000        95,544     700,000    1,984,212     2,083,423
40         85       9,600            0       700,000             0     700,000    3,201,444     3,361,516
45         90       9,600            0       700,000             0     700,000    5,031,102     5,282,657
50         95       9,600            0       700,000             0     700,000    7,929,282     8,008,575


(1) A premium payment of $800 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.

*This illustration uses assumed cost of insurance charges for a group-sponsored program. The actual cost of insurance charges of a certificate depend on a variety of factors as described in the prospectus. The initial assumed monthly cost of insurance (COI) rate per $1,000 of insurance, for an attained age of 45, used for the purposes of this illustration is $0.190. The cost of insurance charge will increase as the insured ages.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 45
                                     UNISEX
                                   NONTOBACCO
                       FACE AMOUNT OF INSURANCE - $700,000
                             ANNUAL PREMIUM - $9,600
                           (MONTHLY PREMIUM - $800)(1)

              USING MAXIMUM COST OF INSURANCE CHARGES - 1980 CSO

                                                  -Assuming Hypothetical Investment Returns Of -
                                     0% Gross(2)             6% Gross(2)                12% Gross(2)
                                   (-1.41% Net)(3)         (4.51% Net)(3)             (10.42% Net)(3)
End of     Att     Annual      Account       Death       Account      Death       Account         Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)     Benefit     Value(4)       Benefit
------     ---     -------     ---------     -------     --------     -------    ----------     ---------
   1       46       9,600        5,884       700,000        6,073     700,000         6,259       700,000
   2       47       9,600       11,487       700,000       12,217     700,000        12,963       700,000
   3       48       9,600       16,790       700,000       18,414     700,000        20,139       700,000
   4       49       9,600       21,784       700,000       24,654     700,000        27,827       700,000
   5       50       9,600       26,452       700,000       30,920     700,000        36,064       700,000
   6       51       9,600       30,759       700,000       37,178     700,000        44,876       700,000
   7       52       9,600       34,673       700,000       43,391     700,000        54,294       700,000
   8       53       9,600       38,145       700,000       49,509     700,000        64,340       700,000
   9       54       9,600       41,121       700,000       55,470     700,000        75,033       700,000
  10       55       9,600       43,566       700,000       61,236     700,000        86,424       700,000

  15       60       9,600       46,347       700,000       85,285     700,000       156,007       700,000
  20       65       9,600       25,708       700,000       92,411     700,000       253,998       700,000
  25       70       9,600            0       700,000       57,589     700,000       399,109       700,000
  30       75       9,600            0       700,000            0     700,000       650,340       700,000
  35       80       9,600            0       700,000            0     700,000     1,101,577     1,156,656
  40       85       9,600            0       700,000            0     700,000     1,802,940     1,893,087
  45       90       9,600            0       700,000            0     700,000     2,855,855     2,998,648
  50       95       9,600            0       700,000            0     700,000     4,530,199     4,575,501


(1) A premium payment of $800 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION A
                                 ISSUE AGE 45
                                    UNISEX
                                  NONTOBACCO
                     FACE AMOUNT OF INSURANCE - $700,000
                            ANNUAL PREMIUM - $9,600
                          (MONTHLY PREMIUM - $800)(1)

              USING MAXIMUM COST OF INSURANCE CHARGES - 2001 CSO

                                               -Assuming Hypothetical Investment Returns Of -
                                     0% Gross(2)            6% Gross(2)                12% Gross(2)
                                   (-1.41% Net)(3)        (4.51% Net)(3)             (10.42% Net)(3)
End of     Att     Annual      Account       Death       Account      Death       Account         Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)     Benefit     Value(4)       Benefit
------     ---     -------     ---------     -------     --------     -------    ----------     ---------
 1         46       9,600          5,593     700,000      5,773     700,000          5,950        700,000
 2         47       9,600         10,827     700,000     11,519     700,000         12,225        700,000
 3         48       9,600         15,760     700,000     17,292     700,000         18,920        700,000
 4         49       9,600         20,413     700,000     23,115     700,000         26,104        700,000
 5         50       9,600         24,744     700,000     28,945     700,000         33,784        700,000
 6         51       9,600         28,695     700,000     34,722     700,000         41,956        700,000
 7         52       9,600         32,192     700,000     40,366     700,000         50,599        700,000
 8         53       9,600         35,156     700,000     45,789     700,000         59,688        700,000
 9         54       9,600         37,523     700,000     50,916     700,000         69,216        700,000
10         55       9,600         39,165     700,000     55,603     700,000         79,114        700,000

15         60       9,600         35,018     700,000     70,137     700,000        135,025        700,000
20         65       9,600            432     700,000     57,061     700,000        202,085        700,000
25         70       9,600              0     700,000          0     700,000        281,233        700,000
30         75       9,600              0     700,000          0     700,000        379,937        700,000
35         80       9,600              0     700,000          0     700,000        523,079        700,000
40         85       9,600              0     700,000          0     700,000        832,359        873,977
45         90       9,600              0     700,000          0     700,000      1,333,772      1,400,460
50         95       9,600              0     700,000          0     700,000      2,125,096      2,146,347


(1) A premium payment of $800 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                           DEATH BENEFIT OPTION B
                                ISSUE AGE 45
                                   UNISEX
                                 NONTOBACCO
                    FACE AMOUNT OF INSURANCE - $700,000
                           ANNUAL PREMIUM - $9,600
                         (MONTHLY PREMIUM - $800)(1)

                 USING CURRENT COST OF INSURANCE CHARGES*

                                          -Assuming Hypothetical Investment Returns Of -
                                    0% Gross(2)              6% Gross(2)              12% Gross(2)
                                  (-1.41% Net)(3)          (4.51% Net)(3)            (10.42% Net)(3)
End of     Att     Annual      Account        Death      Account       Death        Account       Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)     Benefit       Value(4)     Benefit
------     ---     -------     ---------     --------    --------     --------     ----------    ---------
   1       46       9,600         7,395       707,395       7,633     707,633           7,866      707,866
   2       47       9,600        14,602       714,602      15,523     715,523          16,464      716,464
   3       48       9,600        21,541       721,541      23,597     723,597          25,780      725,780
   4       49       9,600        28,299       728,299      31,949     731,949          35,978      735,978
   5       50       9,600        34,878       734,878      40,591     740,591          47,150      747,150
   6       51       9,600        41,198       741,198      49,450     749,450          59,309      759,309
   7       52       9,600        47,178       747,178      58,450     758,450          72,470      772,470
   8       53       9,600        52,825       752,825      67,598     767,598          86,736      786,736
   9       54       9,600        58,058       758,058      76,814     776,814         102,134      802,134
  10       55       9,600        62,800       762,800      86,015     786,015         118,693      818,693

  15       60       9,600        76,685       776,685     128,783     828,783         220,322      920,322
  20       65       9,600        71,115       771,115     160,724     860,724         362,511    1,062,511
  25       70       9,600        42,215       742,215     173,222     873,222         564,490    1,264,490
  30       75       9,600             0       700,000     109,546     809,546         806,744    1,506,744
  35       80       9,600             0       700,000           0     700,000       1,038,076    1,738,076
  40       85       9,600             0       700,000           0     700,000       1,136,432    1,836,432
  45       90       9,600             0       700,000           0     700,000         952,080    1,652,080
  50       95       9,600             0       700,000           0     700,000         130,437      830,437


(1) A premium payment of $800 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.

*This illustration uses assumed cost of insurance charges for a group-sponsored program. The actual cost of insurance charges of a certificate depend on a variety of factors as described in the prospectus. The initial assumed monthly cost of insurance (COI) rate per $1,000 of insurance, for an attained age of 45, used for the purposes of this illustration is $0.190. The cost of insurance charge will increase as the insured ages.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            DEATH BENEFIT OPTION B
                                 ISSUE AGE 45
                                    UNISEX
                                  NONTOBACCO
                     FACE AMOUNT OF INSURANCE - $700,000
                            ANNUAL PREMIUM - $9,600
                          (MONTHLY PREMIUM - $800)(1)

           USING MAXIMUM COST OF INSURANCE CHARGES - 1980 CSO

                                            -Assuming Hypothetical Investment Returns Of -
                                    0% Gross(2)               6% Gross(2)              12% Gross(2)
                                 (-1.41% Net)(3)            (4.51% Net)(3)           (10.42% Net)(3)
End of     Att     Annual      Account        Death      Account       Death       Account        Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)     Benefit      Value(4)      Benefit
------     ---     -------     ---------     --------    --------     --------    ----------    ----------
   1        46      9,600         5,871      705,871       6,059      706,059         6,245        706,245
   2        47      9,600        11,434      711,434      12,160      712,160        12,901        712,901
   3        48      9,600        16,668      716,668      18,276      718,276        19,985        719,985
   4        49      9,600        21,562      721,562      24,394      724,394        27,524        727,524
   5        50      9,600        26,095      726,095      30,485      730,485        35,537        735,537
   6        51      9,600        30,231      730,231      36,507      736,507        44,031        744,031
   7        52      9,600        33,933      733,933      42,413      742,413        53,012        753,012
   8        53      9,600        37,150      737,150      48,138      748,138        62,467        762,467
   9        54      9,600        39,821      739,821      53,605      753,605        72,375        772,375
  10        55      9,600        41,912      741,912      58,758      758,758        82,740        782,740

  15        60      9,600        42,177      742,177      77,363      777,363       141,118        841,118
  20        65      9,600        18,417      718,417      73,060      773,060       205,493        905,493
  25        70      9,600             0      700,000      19,920      719,920       256,298        956,298
  30        75      9,600             0      700,000           0      700,000       249,044        949,044
  35        80      9,600             0      700,000           0      700,000        81,233        781,233
  40        85      9,600             0      700,000           0      700,000             0        700,000
  45        90      9,600             0      700,000           0      700,000             0        700,000
  50        95      9,600             0      700,000           0      700,000             0        700,000


(1) A premium payment of $800 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION B
                                  ISSUE AGE 45
                                     UNISEX
                                  NONTOBACCO
                      FACE AMOUNT OF INSURANCE - $700,000
                           ANNUAL PREMIUM - $9,600
                          (MONTHLY PREMIUM - $800)(1)

             USING MAXIMUM COST OF INSURANCE CHARGES - 2001 CSO


                                           -Assuming Hypothetical Investment Returns Of -
                                   0% Gross(2)               6% Gross(2)                12% Gross(2)
                                 (-1.41% Net)(3)           (4.51% Net)(3)             (10.42% Net)(3)
End of     Att     Annual      Account       Death       Account       Death        Account        Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)     Benefit       Value(4)      Benefit
------     ---     -------     ---------     -------     --------     --------     ---------     ---------
   1        46      9,600        5,579       705,579       5,758       705,758        5,935       705,935
   2        47      9,600       10,771       710,771      11,458       711,458       12,159       712,159
   3        48      9,600       15,631       715,631      17,147       717,147       18,758       718,758
   4        49      9,600       20,181       720,181      22,844       722,844       25,788       725,788
   5        50      9,600       24,375       724,375      28,495       728,495       33,239       733,239
   6        51      9,600       28,152       728,152      34,032       734,032       41,086       741,086
   7        52      9,600       31,433       731,433      39,362       739,362       49,280       749,280
   8        53      9,600       34,135       734,135      44,381       744,381       57,762       757,762
   9        54      9,600       36,190       736,190      48,999       748,999       66,479       766,479
  10        55      9,600       37,466       737,466      53,050       753,050       75,307       775,307

  15        60      9,600       30,857       730,857      62,018       762,018      119,492       819,492
  20        65      9,600            0       700,000      38,563       738,563      152,423       852,423
  25        70      9,600            0       700,000           0       700,000      143,950       843,950
  30        75      9,600            0       700,000           0       700,000       32,784       732,784
  35        80      9,600            0       700,000           0       700,000            0       700,000
  40        85      9,600            0       700,000           0       700,000            0       700,000
  45        90      9,600            0       700,000           0       700,000            0       700,000
  50        95      9,600            0       700,000           0       700,000            0       700,000


(1) A premium payment of $800 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 55
                                      UNISEX
                                    NONTOBACCO
                       FACE AMOUNT OF INSURANCE - $700,000
                            ANNUAL PREMIUM - $15,000
                         (MONTHLY PREMIUM - $1,250)(1)

                   USING CURRENT COST OF INSURANCE CHARGES*

                                            -Assuming Hypothetical Investment Returns Of -
                                    0% Gross(2)              6% Gross(2)               12% Gross(2)
                                 (-1.41% Net)(3)           (4.51% Net)(3)             (10.42% Net)(3)
End of     Att     Annual      Account       Death       Account      Death        Account        Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)     Benefit      Value(4)      Benefit
------     ---     -------     ---------     -------     --------     -------     ---------     ---------
   1        56      15,000      10,169       700,000      10,496      700,000        10,818       700,000
   2        57      15,000      19,598       700,000      20,853      700,000        22,136       700,000
   3        58      15,000      28,389       700,000      31,166      700,000        34,119       700,000
   4        59      15,000      36,484       700,000      41,370      700,000        46,778       700,000
   5        60      15,000      43,821       700,000      51,396      700,000        60,133       700,000
   6        61      15,000      50,421       700,000      61,259      700,000        74,296       700,000
   7        62      15,000      56,223       700,000      70,893      700,000        89,312       700,000
   8        63      15,000      61,243       700,000      80,307      700,000       105,321       700,000
   9        64      15,000      65,494       700,000      89,512      700,000       122,480       700,000
  10        65      15,000      68,909       700,000      98,443      700,000       140,899       700,000

  15        70      15,000      71,876       700,000     137,543      700,000       258,762       700,000
  20        75      15,000       5,859       700,000     124,757      700,000       425,071       700,000
  25        80      15,000           0       700,000           0      700,000       714,352       750,069
  30        85      15,000           0       700,000           0      700,000     1,222,823     1,283,964
  35        90      15,000           0       700,000           0      700,000     1,990,378     2,089,897
  40        95      15,000           0       700,000           0      700,000     3,206,217     3,238,279
  45       100      15,000           0       700,000           0      700,000     5,249,523     5,302,018
  50       105      15,000           0       700,000           0      700,000     8,534,995     8,620,345


(1) A premium payment of $1,250 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.

*This illustration uses assumed cost of insurance charges for a group-sponsored program. The actual cost of insurance charges of a certificate depend on a variety of factors as described in the prospectus. The initial assumed monthly cost of insurance (COI) rate per $1,000 of insurance, for an attained age of 55, used for the purposes of this illustration is $0.470. The cost of insurance charge will increase as the insured ages.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 55
                                    UNISEX
                                  NONTOBACCO
                      FACE AMOUNT OF INSURANCE - $700,000
                            ANNUAL PREMIUM - $15,000
                         (MONTHLY PREMIUM - $1,250)(1)

              USING MAXIMUM COST OF INSURANCE CHARGES - 1980 CSO

                                         -Assuming Hypothetical Investment Returns Of -
                                    0% Gross(2)               6% Gross(2)             12% Gross(2)
                                  (-1.41% Net)(3)           (4.51% Net)(3)          (10.42% Net)(3)
End of     Att     Annual      Account       Death       Account      Death        Account        Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)     Benefit      Value(4)      Benefit
------     ---     -------     ---------     -------     --------     -------     ---------     ---------
    1       56     15,000        7,060       700,000        7,287       700,000       7,511       700,000
    2       57     15,000       13,453       700,000       14,322       700,000      15,210       700,000
    3       58     15,000       19,152       700,000       21,060       700,000      23,091       700,000
    4       59     15,000       24,112       700,000       27,440       700,000      31,131       700,000
    5       60     15,000       28,258       700,000       33,364       700,000      39,274       700,000
    6       61     15,000       31,502       700,000       38,721       700,000      47,453       700,000
    7       62     15,000       33,732       700,000       43,368       700,000      55,570       700,000
    8       63     15,000       34,776       700,000       47,096       700,000      63,464       700,000
    9       64     15,000       34,463       700,000       49,690       700,000      70,966       700,000
   10       65     15,000       32,632       700,000       50,930       700,000      77,906       700,000

   15       70     15,000            0       700,000       27,858       700,000      97,114       700,000
   20       75     15,000            0       700,000            0       700,000      46,704       700,000
   25       80     15,000            0       700,000            0       700,000           0       700,000
   30       85     15,000            0       700,000            0       700,000           0       700,000
   35       90     15,000            0       700,000            0       700,000           0       700,000
   40       95     15,000            0       700,000            0       700,000           0       700,000
   45      100     15,000            0       700,000            0       700,000           0       700,000
   50      105     15,000            0       700,000            0       700,000           0       700,000


(1) A premium payment of $1,250 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 55
                                    UNISEX
                                  NONTOBACCO
                      FACE AMOUNT OF INSURANCE - $700,000
                            ANNUAL PREMIUM - $15,000
                         (MONTHLY PREMIUM - $1,250)(1)

              USING MAXIMUM COST OF INSURANCE CHARGES - 2001 CSO

                                           -Assuming Hypothetical Investment Returns Of -
                                    0% Gross(2)              6% Gross(2)              12% Gross(2)
                                  (-1.41% Net)(3)          (4.51% Net)(3)            (10.42% Net)(3)
End of     Att     Annual      Account       Death       Account      Death        Account        Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)     Benefit      Value(4)      Benefit
------     ---     -------     ---------     -------     --------     -------     ---------     ---------
   1        56       15,000       5,959       700,000       6,151       700,000      6,340       700,000
   2        57       15,000      11,031       700,000      11,755       700,000     12,495       700,000
   3        58       15,000      15,247       700,000      16,811       700,000     18,478       700,000
   4        59       15,000      18,609       700,000      21,292       700,000     24,276       700,000
   5        60       15,000      21,010       700,000      25,055       700,000     29,761       700,000
   6        61       15,000      22,259       700,000      27,868       700,000     34,705       700,000
   7        62       15,000      22,128       700,000      29,444       700,000     38,822       700,000
   8        63       15,000      20,394       700,000      29,491       700,000     41,803       700,000
   9        64       15,000      16,904       700,000      27,770       700,000     43,382       700,000
  10        65       15,000      11,530       700,000      24,052       700,000     43,288       700,000

  15        70       15,000           0       700,000           0       700,000      4,343       700,000
  20        75       15,000           0       700,000           0       700,000          0       700,000
  25        80       15,000           0       700,000           0       700,000          0       700,000
  30        85       15,000           0       700,000           0       700,000          0       700,000
  35        90       15,000           0       700,000           0       700,000          0       700,000
  40        95       15,000           0       700,000           0       700,000          0       700,000
  45       100       15,000           0       700,000           0       700,000          0       700,000
  50       105       15,000           0       700,000           0       700,000          0       700,000


(1) A premium payment of $1,250 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION B
                                  ISSUE AGE 55
                                     UNISEX
                                   NONTOBACCO
                      FACE AMOUNT OF INSURANCE - $700,000
                            ANNUAL PREMIUM - $15,000
                         (MONTHLY PREMIUM - $1,250)(1)

                   USING CURRENT COST OF INSURANCE CHARGES*

                                         -Assuming Hypothetical Investment Returns Of -
                                   0% Gross(2)               6% Gross(2)               12% Gross(2)
                                 (-1.41% Net)(3)           (4.51% Net)(3)            (10.42% Net)(3)
End of     Att     Annual      Account       Death       Account      Death        Account        Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)     Benefit      Value(4)      Benefit
------     ---     -------     ---------     -------     --------     -------     ---------     ---------
    1       56     15,000       10,138       710,138       10,464       710,464     10,784       710,784
    2       57     15,000       19,467       719,467       20,711       720,711     21,983       721,983
    3       58     15,000       28,080       728,080       30,818       730,818     33,729       733,729
    4       59     15,000       35,905       735,905       40,692       740,692     45,989       745,989
    5       60     15,000       42,870       742,870       50,236       750,236     58,728       758,728
    6       61     15,000       48,986       748,986       59,436       759,436     71,997       771,997
    7       62     15,000       54,182       754,182       68,191       768,191     85,763       785,763
    8       63     15,000       58,472       758,472       76,479       776,479    100,076       800,076
    9       64     15,000       61,867       761,867       84,280       784,280    114,994       814,994
   10       65     15,000       64,298       764,298       91,487       791,487    130,491       830,491

   15       70     15,000       60,545       760,545      115,588       815,588    216,859       916,859
   20       75     15,000            0       700,000       66,377       766,377    269,327       969,327
   25       80     15,000            0       700,000            0       700,000    189,111       889,111
   30       85     15,000            0       700,000            0       700,000          0       700,000
   35       90     15,000            0       700,000            0       700,000          0       700,000
   40       95     15,000            0       700,000            0       700,000          0       700,000
   45      100     15,000            0       700,000            0       700,000          0       700,000
   50      105     15,000            0       700,000            0       700,000          0       700,000


(1) A premium payment of $1,250 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.

*This illustration uses assumed cost of insurance charges for a group-sponsored program. The actual cost of insurance charges of a certificate depend on a variety of factors as described in the prospectus. The initial assumed monthly cost of insurance (COI) rate per $1,000 of insurance, for an attained age of 55, used for the purposes of this illustration is $0.470. The cost of insurance charge will increase as the insured ages.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                              DEATH BENEFIT OPTION B
                                  ISSUE AGE 55
                                     UNISEX
                                   NONTOBACCO
                      FACE AMOUNT OF INSURANCE - $700,000
                             ANNUAL PREMIUM - $15,000
                          (MONTHLY PREMIUM - $1,250)(1)

             USING MAXIMUM COST OF INSURANCE CHARGES - 1980 CSO

                                          -Assuming Hypothetical Investment Returns Of -
                                   0% Gross(2)                6% Gross(2)               12% Gross(2)
                                 (-1.41% Net)(3)            (4.51% Net)(3)            (10.42% Net)(3)
End of     Att     Annual      Account       Death       Account      Death        Account        Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)     Benefit      Value(4)      Benefit
------     ---     -------     ---------     -------     --------     -------     ---------     ---------
   1        56     15,000        7,023       707,023        7,249     707,249        7,471       707,471
   2        57     15,000       13,305       713,305       14,162     714,162       15,037       715,037
   3        58     15,000       18,815       718,815       20,681     720,681       22,665       722,665
   4        59     15,000       23,506       723,506       26,727     726,727       30,299       730,299
   5        60     15,000       27,297       727,297       32,186     732,186       37,841       737,841
   6        61     15,000       30,100       730,100       36,928     736,928       45,177       745,177
   7        62     15,000       31,806       731,806       40,790     740,790       52,150       752,150
   8        63     15,000       32,246       732,246       43,544     743,544       58,530       758,530
   9        64     15,000       31,262       731,262       44,960     744,960       64,067       764,067
  10        65     15,000       28,717       728,717       44,814     744,814       68,504       768,504

  15        70     15,000            0       700,000       12,778     712,778       63,968       763,968
  20        75     15,000            0       700,000            0     700,000            0       700,000
  25        80     15,000            0       700,000            0     700,000            0       700,000
  30        85     15,000            0       700,000            0     700,000            0       700,000
  35        90     15,000            0       700,000            0     700,000            0       700,000
  40        95     15,000            0       700,000            0     700,000            0       700,000
  45       100     15,000            0       700,000            0     700,000            0       700,000
  50       105     15,000            0       700,000            0     700,000            0       700,000


(1) A premium payment of $1,250 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                DEATH BENEFIT OPTION B
                                     ISSUE AGE 55
                                        UNISEX
                                      NONTOBACCO
                         FACE AMOUNT OF INSURANCE - $700,000
                               ANNUAL PREMIUM - $15,000
                            (MONTHLY PREMIUM - $1,250)(1)

               USING MAXIMUM COST OF INSURANCE CHARGES - 2001 CSO

                                         -Assuming Hypothetical Investment Returns Of -
                                    0% Gross(2)              6% Gross(2)              12% Gross(2)
                                  (-1.41% Net)(3)           (4.51% Net)(3)          (10.42% Net)(3)
End of     Att     Annual      Account       Death       Account      Death        Account        Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)     Benefit      Value(4)      Benefit
------     ---     -------     ---------     -------     --------     -------     ---------     ---------
    1       56       15,000       5,923      705,923       6,113      706,113        6,300       706,300
    2       57       15,000      10,887      710,887      11,598      711,598       12,326       712,326
    3       58       15,000      14,922      714,922      16,444      716,444       18,066       718,066
    4       59       15,000      18,034      718,034      20,614      720,614       23,483       723,483
    5       60       15,000      20,118      720,118      23,957      723,957       28,418       728,418
    6       61       15,000      20,989      720,989      26,228      726,228       32,607       732,607
    7       62       15,000      20,431      720,431      27,139      727,139       35,727       735,727
    8       63       15,000      18,247      718,247      26,404      726,404       37,433       737,433
    9       64       15,000      14,326      714,326      23,813      723,813       37,437       737,437
   10       65       15,000       8,602      708,602      19,186      719,186       35,464       735,464

   15       70       15,000           0      700,000           0      700,000            0       700,000
   20       75       15,000           0      700,000           0      700,000            0       700,000
   25       80       15,000           0      700,000           0      700,000            0       700,000
   30       85       15,000           0      700,000           0      700,000            0       700,000
   35       90       15,000           0      700,000           0      700,000            0       700,000
   40       95       15,000           0      700,000           0      700,000            0       700,000
   45       100      15,000           0      700,000           0      700,000            0       700,000
   50       105      15,000           0      700,000           0      700,000            0       700,000


(1) A premium payment of $1,250 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

FINANCIAL STATEMENTS

The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company (the Company) and subsidiaries and the financial statements of the Minnesota Life Variable Universal Life Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

[KPMG LOGO]

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                              Financial Statements

                           December 31, 2012 and 2011

                  (With Report of Independent Registered Public
                            Accounting Firm Thereon)

[KPMG LOGO]

                KMPG LLP
                4200 Wells Fargo Center
                90 South Seventh Street
                Minneapolis, MN 55402

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota
Life Insurance Company and Policy Owners of Minnesota Life Variable Universal Life Account:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Minnesota Life Variable Universal Life Account (the Variable Account) as of December 31, 2012, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2012 were confirmed to us by the respective sub-account mutual fund or their transfer agents, or for Securian Funds Trust, verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Minnesota Life Individual Variable Universal Life Account as of December 31, 2012, the results of its operations for the year or period then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Minneapolis, Minnesota
April 10, 2013

           KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative ("KPMG International"), a Swiss entity.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2012

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                                                                    ADVANTUS
                                                                 ADVANTUS         ADVANTUS         ADVANTUS           INDEX
                                                                   BOND             BOND             MONEY             500
                                                                  CLASS 1          CLASS 2          MARKET           CLASS 1
                                                              ---------------  ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Securian Funds Trust:
  Advantus Bond Class 1, 1,259,132 shares at net asset value
    of $2.02 per share (cost $2,527,983)                      $     2,548,979               --               --               --
  Advantus Bond Class 2, 7,650,559 shares at net asset value
    of $2.00 per share (cost $13,200,300)                                  --       15,334,543               --               --
  Advantus Money Market, 3,974,873 shares at net asset value
    of $1.00 per share (cost $3,974,873)                                   --               --        3,973,120               --
  Advantus Index 500 Class 1, 2,081,884 shares at net asset
   value of $5.17 per share (cost $10,656,432)                             --               --               --       10,756,415
  Advantus Index 500 Class 2, 11,448,820 shares at net asset
   value of $5.12 per share (cost $45,881,960)                             --               --               --               --
  Advantus Mortgage Securities Class 1, 180,196 shares at
   net asset value of $1.76 per share (cost $314,834)                      --               --               --               --
  Advantus Mortgage Securities Class 2, 264,664 shares at
   net asset value of $1.74 per share (cost $426,780)                      --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
                                                                    2,548,979       15,334,543        3,973,120       10,756,415
Receivable from Minnesota Life for Policy purchase payments           108,026               --               --          199,949
Receivable for investments sold                                            --           33,652           23,273               --
                                                              ---------------  ---------------  ---------------  ---------------
            Total assets                                            2,657,005       15,368,195        3,996,393       10,956,364
                                                              ---------------  ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for Policy terminations,
 withdrawal payments and mortality and expense charges                     --           33,652           23,273               --
Payable for investments purchased                                     108,026               --               --          199,949
                                                              ---------------  ---------------  ---------------  ---------------
            Total liabilities                                         108,026           33,652           23,273          199,949
                                                              ---------------  ---------------  ---------------  ---------------
            Net assets applicable to Policy owners            $     2,548,979       15,334,543        3,973,120       10,756,415
                                                              ===============  ===============  ===============  ===============
                    POLICY OWNERS' EQUITY

Total Policy Owners' equity                                   $     2,548,979       15,334,543        3,973,120       10,756,415
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                 ADVANTUS         ADVANTUS         ADVANTUS
                                                                   INDEX          MORTGAGE         MORTGAGE
                                                                    500          SECURITIES       SECURITIES
                                                                  CLASS 2          CLASS 1          CLASS 2
                                                              ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Securian Funds Trust:
  Advantus Bond Class 1, 1,259,132 shares at net asset value
   of $2.02 per share (cost $2,527,983)                                    --               --               --
  Advantus Bond Class 2, 7,650,559 shares at net asset value
   of $2.00 per share (cost $13,200,300)                                   --               --               --
  Advantus Money Market, 3,974,873 shares at net asset value
   of $1.00 per share (cost $3,974,873)                                    --               --               --
  Advantus Index 500 Class 1, 2,081,884 shares at net asset
   value of $5.17 per share (cost $10,656,432)                             --               --               --
  Advantus Index 500 Class 2, 11,448,820 shares at net asset
   value of $5.12 per share (cost $45,881,960)                     58,565,294               --               --
  Advantus Mortgage Securities Class 1, 180,196 shares at
   net asset value of $1.76 per share (cost $314,834)                      --          317,359               --
  Advantus Mortgage Securities Class 2, 264,664 shares at
   net asset value of $1.74 per share (cost $426,780)                      --               --          461,490
                                                              ---------------  ---------------  ---------------
                                                                   58,565,294          317,359          461,490
Receivable from Minnesota Life for Policy purchase payments                --            3,650            2,781
Receivable for investments sold                                         7,768               --               --
                                                              ---------------  ---------------  ---------------
            Total assets                                           58,573,062          321,009          464,271
                                                              ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for Policy terminations,
 withdrawal payments and mortality and expense charges                  7,768               --               --
Payable for investments purchased                                          --            3,650            2,781
                                                              ---------------  ---------------  ---------------
            Total liabilities                                           7,768            3,650            2,781
                                                              ---------------  ---------------  ---------------
            Net assets applicable to Policy owners                 58,565,294          317,359          461,490
                                                              ===============  ===============  ===============
                    POLICY OWNERS' EQUITY

Total Policy Owners' equity                                        58,565,294          317,359          461,490
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                 ADVANTUS         ADVANTUS         ADVANTUS         ADVANTUS
                                                               INTERNATIONAL      INDEX 400        INDEX 400       REAL ESTATE
                                                                   BOND            MID-CAP          MID-CAP        SECURITIES
                                                                  CLASS 2          CLASS 1          CLASS 2          CLASS 1
                                                              ---------------  ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Securian Funds Trust:
  Advantus International Bond Class 2, 1,043,379 shares at
    net asset value of $2.44 per share (cost $2,071,520)      $     2,545,433               --               --               --
  Advantus Index 400 Mid-Cap 1 Class 1, 2,490,315 shares at
    net asset value of $2.50 per share (cost $6,073,542)                   --        6,218,033               --               --
  Advantus Index 400 Mid-Cap Class 2, 12,134,900 shares at
    net asset value of $2.47 per share (cost $22,989,712)                  --               --       29,999,753               --
  Advantus Real Estate Securities Class 1, 582,016 shares at
    net asset value of $3.10 per share (cost $1,775,980)                   --               --               --        1,804,169
  Advantus Real Estate Securities Class 2, 538,941 shares at
    net asset value of $3.07 per share (cost $1,428,086)                   --               --               --               --
Investments in shares of Fidelity Variable Insurance
 Products (VIP) Fund:
  Contrafund Portfolio, 206,937 shares at net asset value of
    $26.44 per share (cost $4,784,332)                                     --               --               --               --
  Growth & Income Portfolio, 67,380 shares at net asset
    value of $14.59 per share (cost $884,867)                              --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
                                                                    2,545,433        6,218,033       29,999,753        1,804,169
Receivable from Minnesota Life for Policy purchase payments                --          177,833               --           15,765
Receivable for investments sold                                         1,990               --           97,218               --
                                                              ---------------  ---------------  ---------------  ---------------
            Total assets                                            2,547,423        6,395,866       30,096,971        1,819,934
                                                              ---------------  ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for Policy terminations,
  withdrawal payments and mortality and expense charges                 1,990               --           97,218               --
Payable for investments purchased                                          --          177,833               --           15,765
                                                              ---------------  ---------------  ---------------  ---------------
            Total liabilities                                           1,990          177,833           97,218           15,765
                                                              ---------------  ---------------  ---------------  ---------------
            Net assets applicable to Policy owners            $     2,545,433        6,218,033       29,999,753        1,804,169
                                                              ===============  ===============  ===============  ===============
                    POLICY OWNERS' EQUITY

Total Policy Owners' equity                                   $     2,545,433        6,218,033       29,999,753        1,804,169
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                 ADVANTUS
                                                                REAL ESTATE                      FIDELITY VIP
                                                                SECURITIES      FIDELITY VIP       GROWTH &
                                                                  CLASS 2        CONTRAFUND         INCOME
                                                              ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Securian Funds Trust:
  Advantus International Bond Class 2, 1,043,379 shares at
    net asset value of $2.44 per share (cost $2,071,520)                   --               --               --
  Advantus Index 400 Mid-Cap 1 Class 1, 2,490,315 shares at
    net asset value of $2.50 per share (cost $6,073,542)                   --               --               --
  Advantus Index 400 Mid-Cap Class 2, 12,134,900 shares at
    net asset value of $2.47 per share (cost $22,989,712)                  --               --               --
  Advantus Real Estate Securities Class 1, 582,016 shares at
    net asset value of $3.10 per share (cost $1,775,980)                   --               --               --
  Advantus Real Estate Securities Class 2, 538,941 shares at
    net asset value of $3.07 per share (cost $1,428,086)            1,653,963               --               --
Investments in shares of Fidelity Variable Insurance
 Products (VIP) Fund:
  Contrafund Portfolio, 206,937 shares at net asset value of
    $26.44 per share (cost $4,784,332)                                     --        5,471,403               --
  Growth & Income Portfolio, 67,380 shares at net asset
    value of $14.59 per share (cost $884,867)                              --               --          983,078
                                                              ---------------  ---------------  ---------------
                                                                    1,653,963        5,471,403          983,078
Receivable from Minnesota Life for Policy purchase payments            17,116               --              791
Receivable for investments sold                                            --            2,591               --
                                                              ---------------  ---------------  ---------------
            Total assets                                            1,671,079        5,473,994          983,869
                                                              ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for Policy terminations,
  withdrawal payments and mortality and expense charges                    --            2,591               --
Payable for investments purchased                                      17,116               --              791
                                                              ---------------  ---------------  ---------------
            Total liabilities                                          17,116            2,591              791
                                                              ---------------  ---------------  ---------------
            Net assets applicable to Policy owners                  1,653,963        5,471,403          983,078
                                                              ===============  ===============  ===============
                    POLICY OWNERS' EQUITY

Total Policy Owners' equity                                         1,653,963        5,471,403          983,078
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                                                 FIDELITY VIP     FIDELITY VIP
                                                               FIDELITY VIP     FIDELITY VIP         ASSET        ASSET MANAGER
                                                               EQUITY-INCOME     HIGH INCOME        MANAGER          GROWTH
                                                              ---------------  ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Fidelity Variable Insurance
 Products (VIP) Fund:
  Equity-Income Portfolio, 102,105 shares at net asset value
    of $19.94 per share (cost $1,973,542)                     $     2,035,982               --               --               --
  High Income Portfolio, 248,621 shares at net asset value
    of $5.81 per share (cost $1,391,261)                                   --        1,444,488               --               --
  Asset Manager Portfolio, 20,163 shares at net asset value
    of $15.17 per share (cost $293,680)                                    --               --          305,879               --
  Asset Manager Growth Portfolio, 57,822 shares at net asset
    value of $15.14 per share (cost $805,866)                              --               --               --          875,422
  Balanced Portfolio, 28,650 shares at net asset value of
    $15.76 per share (cost $440,790)                                       --               --               --               --
  Growth Portfolio, 94,936 shares at net asset value of
    $42.05 per share (cost $3,468,513)                                     --               --               --               --
  Growth Opportunities Portfolio, 44,240 shares at net asset
    value of $21.80 per share (cost $874,523)                              --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
                                                                    2,035,982        1,444,488          305,879          875,422
Receivable from Minnesota Life for Policy purchase payments                --               --              116              717
Receivable for investments sold                                        10,241            1,299               --               --
                                                              ---------------  ---------------  ---------------  ---------------
            Total assets                                            2,046,223        1,445,787          305,995          876,139
                                                              ---------------  ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for Policy terminations,
 withdrawal payments and mortality and expense charges                 10,241            1,299               --               --
Payable for investments purchased                                          --               --              116              717
                                                              ---------------  ---------------  ---------------  ---------------
            Total liabilities                                          10,241            1,299              116              717
                                                              ---------------  ---------------  ---------------  ---------------
            Net assets applicable to Policy owners            $     2,035,982        1,444,488          305,879          875,422
                                                              ===============  ===============  ===============  ===============
                    POLICY OWNERS' EQUITY

Total Policy Owners' equity                                   $     2,035,982        1,444,488          305,879          875,422
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                                                 FIDELITY VIP
                                                               FIDELITY VIP     FIDELITY VIP        GROWTH
                                                                 BALANCED          GROWTH        OPPORTUNITIES
                                                              ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Fidelity Variable Insurance
 Products (VIP) Fund:
  Equity-Income Portfolio, 102,105 shares at net asset value
    of $19.94 per share (cost $1,973,542)                                  --               --               --
  High Income Portfolio, 248,621 shares at net asset value
    of $5.81 per share (cost $1,391,261)                                   --               --               --
  Asset Manager Portfolio, 20,163 shares at net asset value
    of $15.17 per share (cost $293,680)                                    --               --               --
  Asset Manager Growth Portfolio, 57,822 shares at net asset
    value of $15.14 per share (cost $805,866)                              --               --               --
  Balanced Portfolio, 28,650 shares at net asset value of
    $15.76 per share (cost $440,790)                                  451,516               --               --
  Growth Portfolio, 94,936 shares at net asset value of
    $42.05 per share (cost $3,468,513)                                     --        3,992,065               --
  Growth Opportunities Portfolio, 44,240 shares at net asset
    value of $21.80 per share (cost $874,523)                              --               --          964,432
                                                              ---------------  ---------------  ---------------
                                                                      451,516        3,992,065          964,432
Receivable from Minnesota Life for Policy purchase payments               122            2,116              416
Receivable for investments sold                                            --               --               --
                                                              ---------------  ---------------  ---------------
            Total assets                                              451,638        3,994,181          964,848
                                                              ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for Policy terminations,
 withdrawal payments and mortality and expense charges                     --               --               --
Payable for investments purchased                                         122            2,116              416
                                                              ---------------  ---------------  ---------------
            Total liabilities                                             122            2,116              416
                                                              ---------------  ---------------  ---------------
            Net assets applicable to Policy owners                    451,516        3,992,065          964,432
                                                              ===============  ===============  ===============
                    POLICY OWNERS' EQUITY

Total Policy Owners' equity                                           451,516        3,992,065          964,432
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                                FIDELITY VIP
                                                               FIDELITY VIP      INVESTMENT      FIDELITY VIP     FIDELITY VIP
                                                                 INDEX 500       GRADE BOND         MID-CAP       MONEY MARKET
                                                              ---------------  ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Fidelity Variable Insurance
 Products (VIP) Fund:
  Index 500 Portfolio, 13,125 shares at net asset value of
    $144.92 per share (cost $1,742,760)                       $     1,902,140               --               --               --
  Investment Grade Bond Portfolio, 45,747 shares at net
    asset value of $13.06 per share (cost $602,931)                        --          597,461               --               --
  Mid-Cap Fund, 132,229 shares at net asset value of $30.55
    per share (cost $3,575,709)                                            --               --        4,039,601               --
  Money Market Portfolio, 1,190,907 shares at net asset
    value of $1.00 per share (cost $1,190,907)                             --               --               --        1,190,907
  Overseas Portfolio, 138,598 shares at net asset value of
    $16.09 per share (cost $2,055,473)                                     --               --               --               --
  Aggressive Growth Portfolio, 14,773 shares at net asset
    value of $9.16 per share (cost $128,382)                               --               --               --               --
  Dynamic Capital Appreciation Portfolio, 31,003 shares at
    net asset value of $10.02 per share (cost $253,319)                    --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
                                                                    1,902,140          597,461        4,039,601        1,190,907
Receivable from Minnesota Life for Policy purchase payments               938               --            1,119           61,629
Receivable for investments sold                                            --               61               --               --
                                                              ---------------  ---------------  ---------------  ---------------
            Total assets                                            1,903,078          597,522        4,040,720        1,252,536
                                                              ---------------  ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for Policy terminations,
 withdrawal payments and mortality and expense charges                     --               61               --               --
Payable for investments purchased                                         938               --            1,119           61,629
                                                              ---------------  ---------------  ---------------  ---------------
            Total liabilities                                             938               61            1,119           61,629
                                                              ---------------  ---------------  ---------------  ---------------
            Net assets applicable to Policy owners            $     1,902,140          597,461        4,039,601        1,190,907
                                                              ===============  ===============  ===============  ===============
                    POLICY OWNERS' EQUITY

Total Policy Owners' equity                                   $     1,902,140          597,461        4,039,601        1,190,907
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                                FIDELITY VIP     FIDELITY VIP
                                                               FIDELITY VIP      AGGRESSIVE     DYNAMIC CAPITAL
                                                                 OVERSEAS          GROWTH        APPRECIATION
                                                              ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Fidelity Variable Insurance
 Products (VIP) Fund:
  Index 500 Portfolio, 13,125 shares at net asset value of
    $144.92 per share (cost $1,742,760)                                    --               --               --
  Investment Grade Bond Portfolio, 45,747 shares at net
    asset value of $13.06 per share (cost $602,931)                        --               --               --
  Mid-Cap Fund, 132,229 shares at net asset value of $30.55
    per share (cost $3,575,709)                                            --               --               --
  Money Market Portfolio, 1,190,907 shares at net asset
    value of $1.00 per share (cost $1,190,907)                             --               --               --
  Overseas Portfolio, 138,598 shares at net asset value of
    $16.09 per share (cost $2,055,473)                              2,230,041               --               --
  Aggressive Growth Portfolio, 14,773 shares at net asset
    value of $9.16 per share (cost $128,382)                               --          135,319               --
  Dynamic Capital Appreciation Portfolio, 31,003 shares at
    net asset value of $10.02 per share (cost $253,319)                    --               --          310,647
                                                              ---------------  ---------------  ---------------
                                                                    2,230,041          135,319          310,647
Receivable from Minnesota Life for Policy purchase payments             1,089               --               --
Receivable for investments sold                                            --                3                6
                                                              ---------------  ---------------  ---------------
            Total assets                                            2,231,130          135,322          310,653
                                                              ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for Policy terminations,
 withdrawal payments and mortality and expense charges                     --                3                6
Payable for investments purchased                                       1,089               --               --
                                                              ---------------  ---------------  ---------------
            Total liabilities                                           1,089                3                6
                                                              ---------------  ---------------  ---------------
            Net assets applicable to Policy owners                  2,230,041          135,319          310,647
                                                              ===============  ===============  ===============
                    POLICY OWNERS' EQUITY

Total Policy Owners' equity                                         2,230,041          135,319          310,647
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                                FIDELITY VIP     FIDELITY VIP
                                                               FIDELITY VIP         VALUE           GROWTH        FIDELITY VIP
                                                                   VALUE          STRATEGY           STOCK         REAL ESTATE
                                                              ---------------  ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Fidelity Variable Insurance
 Products (VIP) Fund:
  Value Portfolio, 8,186 shares at net asset value of $12.60
    per share (cost $94,058)                                  $       103,145               --               --               --
  Value Strategy Portfolio, 15,019 shares at net asset value
    of $11.11 per share (cost $140,868)                                    --          166,863               --               --
  Growth Stock Portfolio, 2,449 shares at net asset value of
    $16.01 per share (cost $37,491)                                        --               --           39,205               --
  Real Estate Portfolio, 18,272 shares at net asset value of
    $17.22 per share (cost $276,693)                                       --               --               --          314,652
  Strategic Income Portfolio, 25,045 shares at net asset
    value of $11.76 per share (cost $293,848)                              --               --               --               --
  Intl Capital Appreciation Portfolio, 19,646 shares at net
    asset value of $10.50 per share (cost $181,075)                        --               --               --               --
  Value Leaders Portfolio, 591 shares at net asset value of
    $10.30 per share (cost $5,687)                                         --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
                                                                      103,145          166,863           39,205          314,652
Receivable from Minnesota Life for Policy purchase payments                29               --               --               --
Receivable for investments sold                                            --              240                1                6
                                                              ---------------  ---------------  ---------------  ---------------
            Total assets                                              103,174          167,103           39,206          314,658
                                                              ---------------  ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for Policy terminations,
 withdrawal payments and mortality and expense charges                     --              240                1                6
Payable for investments purchased                                          29               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
            Total liabilities                                              29              240                1                6
                                                              ---------------  ---------------  ---------------  ---------------
            Net assets applicable to Policy owners            $       103,145          166,863           39,205          314,652
                                                              ===============  ===============  ===============  ===============
                    POLICY OWNERS' EQUITY

Total Policy Owners' equity                                   $       103,145          166,863           39,205          314,652
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                               FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                                                                 STRATEGIC      INTL CAPITAL         VALUE
                                                                  INCOME        APPRECIATION        LEADERS
                                                              ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Fidelity Variable Insurance
 Products (VIP) Fund:
  Value Portfolio, 8,186 shares at net asset value of $12.60
    per share (cost $94,058)                                               --               --               --
  Value Strategy Portfolio, 15,019 shares at net asset value
    of $11.11 per share (cost $140,868)                                    --               --               --
  Growth Stock Portfolio, 2,449 shares at net asset value of
    $16.01 per share (cost $37,491)                                        --               --               --
  Real Estate Portfolio, 18,272 shares at net asset value of
    $17.22 per share (cost $276,693)                                       --               --               --
  Strategic Income Portfolio, 25,045 shares at net asset
    value of $11.76 per share (cost $293,848)                         294,531               --               --
  Intl Capital Appreciation Portfolio, 19,646 shares at net
    asset value of $10.50 per share (cost $181,075)                        --          206,279               --
  Value Leaders Portfolio, 591 shares at net asset value of
    $10.30 per share (cost $5,687)                                         --               --            6,090
                                                              ---------------  ---------------  ---------------
                                                                      294,531          206,279            6,090
Receivable from Minnesota Life for Policy purchase payments                --               --               --
Receivable for investments sold                                             2               51               --
                                                              ---------------  ---------------  ---------------
            Total assets                                              294,533          206,330            6,090
                                                              ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for Policy terminations,
 withdrawal payments and mortality and expense charges                      2               51               --
Payable for investments purchased                                          --               --               --
                                                              ---------------  ---------------  ---------------
            Total liabilities                                               2               51               --
                                                              ---------------  ---------------  ---------------
            Net assets applicable to Policy owners                    294,531          206,279            6,090
                                                              ===============  ===============  ===============
                    POLICY OWNERS' EQUITY

Total Policy Owners' equity                                           294,531          206,279            6,090
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                               FIDELITY VIP     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                                                               FREEDOM 2010     FREEDOM 2015     FREEDOM 2020     FREEDOM 2025
                                                              ---------------  ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Fidelity Variable Insurance
 Products (VIP) Fund:
  Freedom 2010 Portfolio, 1,581 shares at net asset value of
    $11.15 per share (cost $17,123)                           $        17,623               --               --               --
  Freedom 2015 Portfolio, 1,252 shares at net asset value of
    $11.22 per share (cost $13,701)                                        --           14,046               --               --
  Freedom 2020 Portfolio, 5,635 shares at net asset value of
    $11.21 per share (cost $61,405)                                        --               --           63,172               --
  Freedom 2025 Portfolio, 2,284 shares at net asset value of
    $11.20 per share (cost $24,922)                                        --               --               --           25,578
  Freedom 2030 Portfolio, 14,303 shares at net asset value
    of $10.88 per share (cost $148,793)                                    --               --               --               --
  Freedom Income Portfolio, 1,208 shares at net asset value
    of $10.57 per share (cost $12,554)                                     --               --               --               --
  Disciplined Small Cap Portfolio, 6,796 shares at net asset
    value of $12.03 per share (cost $78,784)                               --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
                                                                       17,623           14,046           63,172           25,578
Receivable from Minnesota Life for Policy purchase payments                --               --               --               --
Receivable for investments sold                                            --               --                1               --
                                                              ---------------  ---------------  ---------------  ---------------
            Total assets                                               17,623           14,046           63,173           25,578
                                                              ---------------  ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for Policy terminations,
 withdrawal payments and mortality and expense charges                     --               --                1               --
Payable for investments purchased                                          --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
            Total liabilities                                              --               --                1               --
                                                              ---------------  ---------------  ---------------  ---------------
            Net assets applicable to Policy owners            $        17,623           14,046           63,172           25,578
                                                              ===============  ===============  ===============  ===============
                    POLICY OWNERS' EQUITY

Total Policy Owners' equity                                   $        17,623           14,046           63,172           25,578
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                                FIDELITY VIP     FIDELITY VIP
                                                               FIDELITY VIP        FREEDOM        DISCIPLINED
                                                               FREEDOM 2030        INCOME          SMALL CAP
                                                              ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Fidelity Variable Insurance
 Products (VIP) Fund:
  Freedom 2010 Portfolio, 1,581 shares at net asset value of
    $11.15 per share (cost $17,123)                                        --               --               --
  Freedom 2015 Portfolio, 1,252 shares at net asset value of
    $11.22 per share (cost $13,701)                                        --               --               --
  Freedom 2020 Portfolio, 5,635 shares at net asset value of
    $11.21 per share (cost $61,405)                                        --               --               --
  Freedom 2025 Portfolio, 2,284 shares at net asset value of
    $11.20 per share (cost $24,922)                                        --               --               --
  Freedom 2030 Portfolio, 14,303 shares at net asset value
    of $10.88 per share (cost $148,793)                               155,612               --               --
  Freedom Income Portfolio, 1,208 shares at net asset value
    of $10.57 per share (cost $12,554)                                     --           12,764               --
  Disciplined Small Cap Portfolio, 6,796 shares at net asset
    value of $12.03 per share (cost $78,784)                               --               --           81,756
                                                              ---------------  ---------------  ---------------
                                                                      155,612           12,764           81,756
Receivable from Minnesota Life for Policy purchase payments                --               --               33
Receivable for investments sold                                            49               --               --
                                                              ---------------  ---------------  ---------------
            Total assets                                              155,661           12,764           81,789
                                                              ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for Policy terminations,
 withdrawal payments and mortality and expense charges                     49               --               --
Payable for investments purchased                                          --               --               33
                                                              ---------------  ---------------  ---------------
            Total liabilities                                              49               --               33
                                                              ---------------  ---------------  ---------------
            Net assets applicable to Policy owners                    155,612           12,764           81,756
                                                              ===============  ===============  ===============
                    POLICY OWNERS' EQUITY

Total Policy Owners' equity                                           155,612           12,764           81,756
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                               FIDELITY VIP
                                                                 EMERGING       FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                                                                  MARKETS       FREEDOM 2035     FREEDOM 2040     FREEDOM 2045
                                                              ---------------  ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Fidelity Variable Insurance
 Products (VIP) Fund:
  Emerging Markets Portfolio, 20,819 shares at net asset
    value of $8.75 per share (cost $178,800)                  $       182,171               --               --               --
  Freedom 2035 Portfolio, 960 shares at net asset value of
    $15.76 per share (cost $14,375)                                        --           15,131               --               --
  Freedom 2040 Portfolio, 1,510 shares at net asset value of
    $15.03 per share (cost $21,592)                                        --               --           22,688               --
  Freedom 2045 Portfolio, 1,389 shares at net asset value of
    $14.83 per share (cost $20,354)                                        --               --               --           20,606
  Freedom 2050 Portfolio, 2,536 shares at net asset value of
    $13.42 per share (cost $34,550)                                        --               --               --               --
  Funds Manager 20% Portfolio, 665 shares at net asset value
    of $11.10 per share (cost $7,463)                                      --               --               --               --
  Funds Manager 50% Portfolio, 1,432 shares at net asset
    value of $10.62 per share (cost $14,500)                               --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
                                                                      182,171           15,131           22,688           20,606
Receivable from Minnesota Life for Policy purchase payments                --               --               --               --
Receivable for investments sold                                             2               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
            Total assets                                              182,173           15,131           22,688           20,606
                                                              ---------------  ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for Policy terminations,
 withdrawal payments and mortality and expense charges                      2               --               --               --
Payable for investments purchased                                          --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
            Total liabilities                                               2               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
            Net assets applicable to Policy owners            $       182,171           15,131           22,688           20,606
                                                              ===============  ===============  ===============  ===============
                    POLICY OWNERS' EQUITY

Total Policy Owners' equity                                   $       182,171           15,131           22,688           20,606
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                                FIDELITY VIP     FIDELITY VIP
                                                               FIDELITY VIP         FUNDS            FUNDS
                                                               FREEDOM 2050      MANAGER 20%      MANAGER 50%
                                                              ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Fidelity Variable Insurance
 Products (VIP) Fund:
  Emerging Markets Portfolio, 20,819 shares at net asset
    value of $8.75 per share (cost $178,800)                               --               --               --
  Freedom 2035 Portfolio, 960 shares at net asset value of
    $15.76 per share (cost $14,375)                                        --               --               --
  Freedom 2040 Portfolio, 1,510 shares at net asset value of
    $15.03 per share (cost $21,592)                                        --               --               --
  Freedom 2045 Portfolio, 1,389 shares at net asset value of
    $14.83 per share (cost $20,354)                                        --               --               --
  Freedom 2050 Portfolio, 2,536 shares at net asset value of
    $13.42 per share (cost $34,550)                                    34,032               --               --
  Funds Manager 20% Portfolio, 665 shares at net asset value
    of $11.10 per share (cost $7,463)                                      --            7,384               --
  Funds Manager 50% Portfolio, 1,432 shares at net asset
    value of $10.62 per share (cost $14,500)                               --               --           15,203
                                                              ---------------  ---------------  ---------------
                                                                       34,032            7,384           15,203
Receivable from Minnesota Life for Policy purchase payments                --               --               --
Receivable for investments sold                                            --               --               --
                                                              ---------------  ---------------  ---------------
            Total assets                                               34,032            7,384           15,203
                                                              ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for Policy terminations,
 withdrawal payments and mortality and expense charges                     --               --               --
Payable for investments purchased                                          --               --               --
                                                              ---------------  ---------------  ---------------
            Total liabilities                                              --               --               --
                                                              ---------------  ---------------  ---------------
            Net assets applicable to Policy owners                     34,032            7,384           15,203
                                                              ===============  ===============  ===============
                    POLICY OWNERS' EQUITY

Total Policy Owners' equity                                            34,032            7,384           15,203
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                               FIDELITY VIP     FIDELITY VIP     FIDELITY VIP         JANUS
                                                                   FUNDS            FUNDS            FUNDS            ASPEN
                                                                MANAGER 60%      MANAGER 70%      MANAGER 85%         FORTY
                                                              ---------------  ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Fidelity Variable Insurance
 Products (VIP) Fund:
  Funds Manager 60% Portfolio, 981 shares at net asset value
    of $10.44 per share (cost $9,814)                         $        10,239               --               --               --
  Funds Manager 70% Portfolio, 1,710 shares at net asset
    value of $10.04 per share (cost $16,233)                               --           17,170               --               --
  Funds Manager 85% Portfolio, 15,524 shares at net asset
    value of $9.62 per share (cost $138,931)                               --               --          149,342               --
Investments in shares of Janus Aspen Series:
  Aspen Forty Portfolio, 4,499 shares at net asset value of
    $40.28 per share (cost $152,476)                                       --               --               --          181,213
  Aspen Overseas Portfolio, 28,216 shares at net asset value
    of $37.03 per share (cost $1,147,249)                                  --               --               --               --
Investments in shares of Lord Abbett Funds, Inc.:
  Mid Cap Stock Portfolio, 170,594 shares at net asset value
    of $18.05 per share (cost $2,461,770)                                  --               --               --               --
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
  Balanced Portfolio, 284,836 shares at net asset value of
    $9.37 per share (cost $2,464,383)                                      --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
                                                                       10,239           17,170          149,342          181,213
Receivable from Minnesota Life for Policy purchase payments                --               --               --               --
Receivable for investments sold                                            --               --                2            1,492
                                                              ---------------  ---------------  ---------------  ---------------
            Total assets                                               10,239           17,170          149,344          182,705
                                                              ---------------  ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for Policy terminations,
 withdrawal payments and mortality and expense charges                     --               --                2            1,492
Payable for investments purchased                                          --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
            Total liabilities                                              --               --                2            1,492
                                                              ---------------  ---------------  ---------------  ---------------
            Net assets applicable to Policy owners            $        10,239           17,170          149,342          181,213
                                                              ===============  ===============  ===============  ===============
                    POLICY OWNERS' EQUITY

Total Policy Owners' equity                                   $        10,239           17,170          149,342          181,213
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                   JANUS         LORD ABBETT
                                                                   ASPEN           MID CAP       IVY FUNDS VIP
                                                                 OVERSEAS           STOCK          BALANCED
                                                              ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Fidelity Variable Insurance
 Products (VIP) Fund:
  Funds Manager 60% Portfolio, 981 shares at net asset value
    of $10.44 per share (cost $9,814)                                      --               --               --
  Funds Manager 70% Portfolio, 1,710 shares at net asset
    value of $10.04 per share (cost $16,233)                               --               --               --
  Funds Manager 85% Portfolio, 15,524 shares at net asset
    value of $9.62 per share (cost $138,931)                               --               --               --
Investments in shares of Janus Aspen Series:
  Aspen Forty Portfolio, 4,499 shares at net asset value of
    $40.28 per share (cost $152,476)                                       --               --               --
  Aspen Overseas Portfolio, 28,216 shares at net asset value
    of $37.03 per share (cost $1,147,249)                           1,044,836               --               --
Investments in shares of Lord Abbett Funds, Inc.:
  Mid Cap Stock Portfolio, 170,594 shares at net asset value
    of $18.05 per share (cost $2,461,770)                                  --        3,079,224               --
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
  Balanced Portfolio, 284,836 shares at net asset value of
    $9.37 per share (cost $2,464,383)                                      --               --        2,669,310
                                                              ---------------  ---------------  ---------------
                                                                    1,044,836        3,079,224        2,669,310
Receivable from Minnesota Life for Policy purchase payments                --           33,754               --
Receivable for investments sold                                        14,399               --            9,159
                                                              ---------------  ---------------  ---------------
            Total assets                                            1,059,235        3,112,978        2,678,469
                                                              ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for Policy terminations,
 withdrawal payments and mortality and expense charges                 14,399               --            9,159
Payable for investments purchased                                          --           33,754               --
                                                              ---------------  ---------------  ---------------
            Total liabilities                                          14,399           33,754            9,159
                                                              ---------------  ---------------  ---------------
            Net assets applicable to Policy owners                  1,044,836        3,079,224        2,669,310
                                                              ===============  ===============  ===============
                    POLICY OWNERS' EQUITY

Total Policy Owners' equity                                         1,044,836        3,079,224        2,669,310
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                                IVY FUNDS VIP    IVY FUNDS VIP
                                                               IVY FUNDS VIP    INTERNATIONAL      SMALL CAP      IVY FUNDS VIP
                                                                  GROWTH            VALUE           GROWTH            VALUE
                                                              ---------------  ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
  Growth Portfolio, 151,761 shares at net asset value of
    $10.63 per share (cost $1,744,303)                        $     1,612,656               --               --               --
  International Value Portfolio, 287,454 shares at net asset
    value of $16.07 per share (cost $4,291,317)                            --        4,619,133               --               --
  Small Cap Growth Portfolio, 85,881 shares at net asset
    value of $9.60 per share (cost $904,495)                               --               --          824,125               --
  Value Portfolio, 42,867 shares at net asset value of $5.97
    per share (cost $240,248)                                              --               --               --          255,969
  Micro-Cap Growth Portfolio, 5,295 shares at net asset
    value of $21.13 per share (cost $103,320)                              --               --               --               --
  Small Cap Value Portfolio, 50,247 shares at net asset
    value of $16.04 per share (cost $800,518)                              --               --               --               --
  Core Equity Portfolio, 14,143 shares at net asset value of
    $12.38 per share (cost $167,756)                                       --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
                                                                    1,612,656        4,619,133          824,125          255,969
Receivable from Minnesota Life for Policy purchase payments                --           33,959               --               --
Receivable for investments sold                                        20,766               --            4,840            4,574
                                                              ---------------  ---------------  ---------------  ---------------
            Total assets                                            1,633,422        4,653,092          828,965          260,543
                                                              ---------------  ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for Policy terminations,
 withdrawal payments and mortality and expense charges                 20,766               --            4,840            4,574
Payable for investments purchased                                          --           33,959               --               --
                                                              ---------------  ---------------  ---------------  ---------------
            Total liabilities                                          20,766           33,959            4,840            4,574
                                                              ---------------  ---------------  ---------------  ---------------
            Net assets applicable to Policy owners            $     1,612,656        4,619,133          824,125          255,969
                                                              ===============  ===============  ===============  ===============
                    POLICY OWNERS' EQUITY

Total Policy Owners' equity                                   $     1,612,656        4,619,133          824,125          255,969
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                               IVY FUNDS VIP    IVY FUNDS VIP
                                                                 MICRO-CAP        SMALL CAP      IVY FUNDS VIP
                                                                  GROWTH            VALUE         CORE EQUITY
                                                              ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
  Growth Portfolio, 151,761 shares at net asset value of
    $10.63 per share (cost $1,744,303)                                     --               --               --
  International Value Portfolio, 287,454 shares at net asset
    value of $16.07 per share (cost $4,291,317)                            --               --               --
  Small Cap Growth Portfolio, 85,881 shares at net asset
    value of $9.60 per share (cost $904,495)                               --               --               --
  Value Portfolio, 42,867 shares at net asset value of $5.97
    per share (cost $240,248)                                              --               --               --
  Micro-Cap Growth Portfolio, 5,295 shares at net asset
    value of $21.13 per share (cost $103,320)                         111,875               --               --
  Small Cap Value Portfolio, 50,247 shares at net asset
    value of $16.04 per share (cost $800,518)                              --          806,091               --
  Core Equity Portfolio, 14,143 shares at net asset value of
    $12.38 per share (cost $167,756)                                       --               --          175,106
                                                              ---------------  ---------------  ---------------
                                                                      111,875          806,091          175,106
Receivable from Minnesota Life for Policy purchase payments                --               --               --
Receivable for investments sold                                         1,285            2,785            1,236
                                                              ---------------  ---------------  ---------------
            Total assets                                              113,160          808,876          176,342
                                                              ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for Policy terminations,
 withdrawal payments and mortality and expense charges                  1,285            2,785            1,236
Payable for investments purchased                                          --               --               --
                                                              ---------------  ---------------  ---------------
            Total liabilities                                           1,285            2,785            1,236
                                                              ---------------  ---------------  ---------------
            Net assets applicable to Policy owners                    111,875          806,091          175,106
                                                              ===============  ===============  ===============
                    POLICY OWNERS' EQUITY

Total Policy Owners' equity                                           111,875          806,091          175,106
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                                                      MFS
                                                               IVY FUNDS VIP         MFS            VIT II         OPPENHEIMER
                                                                 SCIENCE &        RESEARCH         EMERGING          GLOBAL
                                                                TECHNOLOGY       BOND SERIES     MARKET EQUITY     SECURITIES
                                                              ---------------  ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
  Science & Technology Portfolio, 205,658 shares at net
    asset value of $18.10 per share (cost $3,353,937)         $     3,723,165               --               --               --
Investments in shares of MFS Variable Insurance Trust:
  Research Bond Series Portfolio, 62,215 shares at net asset
    value of $13.49 per share (cost $827,088)                              --          839,280               --               --
  VIT II Emerging Market Equity Portfolio, 41,107 shares at
    net asset value of $15.59 per share (cost $626,411)                    --               --          640,856               --
Investments in shares of Oppenheimer Variable Account Funds:
  Global Securities Portfolio, 27,934 shares at net asset
    value of $32.55 per share (cost $820,247)                              --               --               --          909,257
  MS Small & Mid-Cap Portfolio, 31,845 shares at net asset
    value of $20.14 per share (cost $616,444)                              --               --               --               --
Investments in shares of Pioneer Funds, Inc.:
  Mid Cap Value Portfolio, 12,538 shares at net asset value
    of $17.42 per share (cost $213,876)                                    --               --               --               --
Investments in shares of Van Eck Funds, Inc.:
  Global Hard Assets Portfolio, 127,388 shares at net asset
    value of $29.13 per share (cost $4,002,272)                            --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
                                                                    3,723,165          839,280          640,856          909,257
Receivable from Minnesota Life for Policy purchase payments            34,052           12,308           14,482           13,300
Receivable for investments sold                                            --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
            Total assets                                            3,757,217          851,588          655,338          922,557
                                                              ---------------  ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for Policy terminations,
 withdrawal payments and mortality and expense charges                     --               --               --               --
Payable for investments purchased                                      34,052           12,308           14,482           13,300
                                                              ---------------  ---------------  ---------------  ---------------
            Total liabilities                                          34,052           12,308           14,482           13,300
                                                              ---------------  ---------------  ---------------  ---------------
            Net assets applicable to Policy owners            $     3,723,165          839,280          640,856          909,257
                                                              ===============  ===============  ===============  ===============
                    POLICY OWNERS' EQUITY

Total Policy Owners' equity                                   $     3,723,165          839,280          640,856          909,257
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                OPPENHEIMER        PIONEER          VAN ECK
                                                                 MS SMALL          MID CAP          GLOBAL
                                                                 & MID-CAP          VALUE         HARD ASSETS
                                                              ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
  Science & Technology Portfolio, 205,658 shares at net
    asset value of $18.10 per share (cost $3,353,937)                      --               --               --
Investments in shares of MFS Variable Insurance Trust:
  Research Bond Series Portfolio, 62,215 shares at net asset
    value of $13.49 per share (cost $827,088)                              --               --               --
  VIT II Emerging Market Equity Portfolio, 41,107 shares at
    net asset value of $15.59 per share (cost $626,411)                    --               --               --
Investments in shares of Oppenheimer Variable Account Funds:
  Global Securities Portfolio, 27,934 shares at net asset
    value of $32.55 per share (cost $820,247)                              --               --               --
  MS Small & Mid-Cap Portfolio, 31,845 shares at net asset
    value of $20.14 per share (cost $616,444)                         641,352               --               --
Investments in shares of Pioneer Funds, Inc.:
  Mid Cap Value Portfolio, 12,538 shares at net asset value
    of $17.42 per share (cost $213,876)                                    --          218,412               --
Investments in shares of Van Eck Funds, Inc.:
  Global Hard Assets Portfolio, 127,388 shares at net asset
    value of $29.13 per share (cost $4,002,272)                            --               --        3,710,823
                                                              ---------------  ---------------  ---------------
                                                                      641,352          218,412        3,710,823
Receivable from Minnesota Life for Policy purchase payments            15,322            5,361           37,268
Receivable for investments sold                                            --               --               --
                                                              ---------------  ---------------  ---------------
            Total assets                                              656,674          223,773        3,748,091
                                                              ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for Policy terminations,
 withdrawal payments and mortality and expense charges                     --               --               --
Payable for investments purchased                                      15,322            5,361           37,268
                                                              ---------------  ---------------  ---------------
            Total liabilities                                          15,322            5,361           37,268
                                                              ---------------  ---------------  ---------------
            Net assets applicable to Policy owners                    641,352          218,412        3,710,823
                                                              ===============  ===============  ===============
                    POLICY OWNERS' EQUITY

Total Policy Owners' equity                                           641,352          218,412        3,710,823
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                              SEGREGATED SUB-ACCOUNTS
                                                              -----------------------
                                                                       TOTAL
                                                              -----------------------
                           ASSETS
Investments in sub-accounts                                   $           189,146,897
Receivable from Minnesota Life for Policy purchase payments                   794,041
Receivable for investments sold                                               238,992
                                                              -----------------------
            Total assets                                                  190,179,930
                                                              -----------------------
                         LIABILITIES
Payable to Minnesota Life for Policy terminations,
 withdrawal payments and
mortality and expense charges                                                 238,992
Payable for investments purchased                                             794,041
                                                              -----------------------
            Total liabilities                                               1,033,033
                                                              -----------------------
            Net assets applicable to Policy owners            $           189,146,897
                                                              =======================
                    POLICY OWNERS' EQUITY

            Total Policy Owners' equity                       $           189,146,897
                                                              =======================

See accompanying notes to financial statements.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                            Statements of Operations
                          Year ended December 31, 2012

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                                       ADVANTUS
                                                                 ADVANTUS          ADVANTUS          ADVANTUS            INDEX
                                                                   BOND              BOND              MONEY              500
                                                                 CLASS 1*           CLASS 2           MARKET           CLASS 1*
                                                              ---------------   ---------------   ---------------   ---------------
Investment income (loss):
     Investment income distributions from underlying
       mutual fund                                            $            --                --                --                --
     Mortality, expense charges and administrative charges                 (4)          (21,773)           (4,033)               (6)
                                                              ---------------   ---------------   ---------------   ---------------
            Investment income (loss) - net                                 (4)          (21,773)           (4,033)               (6)
                                                              ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund               --                --                --                --
     Realized gains (losses) on sales of investments:
        Proceeds from sales                                            55,530         3,993,861         5,594,501           343,955
        Cost of investments sold                                      (55,036)       (3,070,771)       (5,594,501)         (343,365)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                          494           923,090                --               590
                                                              ---------------   ---------------   ---------------   ---------------
            Net realized gains (losses) on investments                    494           923,090                --               590
     Net change in unrealized appreciation or depreciation
        of investments                                                 20,997           237,759                61            99,982
                                                              ---------------   ---------------   ---------------   ---------------
            Net gains (losses) on investments                          21,491         1,160,849                61           100,572
                                                              ---------------   ---------------   ---------------   ---------------
            Net increase (decrease) in net assets resulting
             from operations                                  $        21,487         1,139,076            (3,972)          100,566
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 ADVANTUS          ADVANTUS          ADVANTUS
                                                                   INDEX           MORTGAGE          MORTGAGE
                                                                    500           SECURITIES        SECURITIES
                                                                  CLASS 2          CLASS 1*           CLASS 2
                                                              ---------------   ---------------   ---------------
Investment income (loss):
     Investment income distributions from underlying
       mutual fund                                                         --                --                --
     Mortality, expense charges and administrative charges            (63,775)               (6)             (802)
                                                              ---------------   ---------------   ---------------
            Investment income (loss) - net                            (63,775)               (6)             (802)
                                                              ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund               --                --                --
     Realized gains (losses) on sales of investments:
        Proceeds from sales                                        18,105,263             9,226           403,683
        Cost of investments sold                                  (13,167,486)           (9,084)         (347,545)
                                                              ---------------   ---------------   ---------------
                                                                    4,937,777               142            56,138
                                                              ---------------   ---------------   ---------------
            Net realized gains (losses) on investments              4,937,777               142            56,138
     Net change in unrealized appreciation or depreciation
        of investments                                              4,427,995             2,525           (34,874)
                                                              ---------------   ---------------   ---------------
            Net gains (losses) on investments                       9,365,772             2,667            21,264
                                                              ---------------   ---------------   ---------------
            Net increase (decrease) in net assets resulting
              from operations                                       9,301,997             2,661            20,462
                                                              ===============   ===============   ===============

----------
*    For the period from April 30, 2012 through December 31, 2012

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                 ADVANTUS          ADVANTUS          ADVANTUS          ADVANTUS
                                                               INTERNATIONAL       INDEX 400         INDEX 400        REAL ESTATE
                                                                   BOND             MID-CAP           MID-CAP         SECURITIES
                                                                  CLASS 2          CLASS 1*           CLASS 2          CLASS 1*
                                                              ---------------   ---------------   ---------------   ---------------
Investment income (loss):
     Investment income distributions from underlying
       mutual fund                                            $            --                --                --                --
     Mortality, expense charges and administrative charges             (6,124)               (4)           (2,919)               (6)
                                                              ---------------   ---------------   ---------------   ---------------
            Investment income (loss) - net                             (6,124)               (4)           (2,919)               (6)
                                                              ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund               --                --                --                --
     Realized gains (losses) on sales of investments:
        Proceeds from sales                                           529,886            29,267         8,932,553           127,578
        Cost of investments sold                                     (367,141)          (28,391)       (5,822,555)         (129,680)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                      162,745               876         3,109,998            (2,102)
                                                              ---------------   ---------------   ---------------   ---------------
            Net realized gains (losses) on investments                162,745               876         3,109,998            (2,102)
     Net change in unrealized appreciation or depreciation
        of investments                                                202,812           144,492         1,930,866            28,189
                                                              ---------------   ---------------   ---------------   ---------------
            Net gains (losses) on investments                         365,557           145,368         5,040,864            26,087
                                                              ---------------   ---------------   ---------------   ---------------
            Net increase (decrease) in net assets resulting
              from operations                                 $       359,433           145,364         5,037,945            26,081
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 ADVANTUS
                                                                REAL ESTATE                        FIDELITY VIP
                                                                SECURITIES       FIDELITY VIP        GROWTH &
                                                                  CLASS 2         CONTRAFUND          INCOME
                                                              ---------------   ---------------   ---------------
Investment income (loss):
     Investment income distributions from underlying
       mutual fund                                                         --            71,843            20,997
     Mortality, expense charges and administrative charges               (456)          (14,448)           (2,319)
                                                              ---------------   ---------------   ---------------
            Investment income (loss) - net                               (456)           57,395            18,678
                                                              ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund               --                --               449
     Realized gains (losses) on sales of investments:
        Proceeds from sales                                         2,167,523         2,008,680           436,021
        Cost of investments sold                                   (1,290,840)       (1,298,812)         (343,767)
                                                              ---------------   ---------------   ---------------
                                                                      876,683           709,868            92,254
                                                              ---------------   ---------------   ---------------
            Net realized gains (losses) on investments                876,683           709,868            92,703
     Net change in unrealized appreciation or depreciation
        of investments                                               (409,929)           44,484            42,585
                                                              ---------------   ---------------   ---------------
            Net gains (losses) on investments                         466,754           754,352           135,288
                                                              ---------------   ---------------   ---------------
            Net increase (decrease) in net assets resulting
              from operations                                         466,298           811,747           153,966
                                                              ===============   ===============   ===============

----------
*    For the period from April 30, 2012 through December 31, 2012

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                   FIDELITY VIP      FIDELITY VIP
                                                               FIDELITY VIP      FIDELITY VIP          ASSET         ASSET MANAGER
                                                               EQUITY-INCOME      HIGH INCOME         MANAGER           GROWTH
                                                              ---------------   ---------------   ---------------   ---------------
Investment income (loss):
     Investment income distributions from underlying
       mutual fund                                            $        61,693            81,202             4,599            11,960
     Mortality, expense charges and administrative charges             (6,526)           (3,492)             (777)           (2,118)
                                                              ---------------   ---------------   ---------------   ---------------
            Investment income (loss) - net                             55,167            77,710             3,822             9,842
                                                              ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund          125,153                --             2,202             3,074
     Realized gains (losses) on sales of investments:
        Proceeds from sales                                           515,289           299,073           145,305           286,961
        Cost of investments sold                                     (434,408)         (225,733)         (127,492)         (209,846)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                       80,881            73,340            17,813            77,115
                                                              ---------------   ---------------   ---------------   ---------------
            Net realized gains (losses) on investments                206,034            73,340            20,015            80,189
     Net change in unrealized appreciation or depreciation
        of investments                                                 36,461            17,519            12,015            27,543
                                                              ---------------   ---------------   ---------------   ---------------
            Net gains (losses) on investments                         242,495            90,859            32,030           107,732
                                                              ---------------   ---------------   ---------------   ---------------
            Net increase (decrease) in net assets resulting
              from operations                                 $       297,662           168,569            35,852           117,574
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                                   FIDELITY VIP
                                                               FIDELITY VIP      FIDELITY VIP         GROWTH
                                                                 BALANCED           GROWTH         OPPORTUNITIES
                                                              ---------------   ---------------   ---------------
Investment income (loss):
     Investment income distributions from underlying
       mutual fund                                                      7,308            23,780             3,806
     Mortality, expense charges and administrative charges             (1,077)          (10,151)           (2,411)
                                                              ---------------   ---------------   ---------------
            Investment income (loss) - net                              6,231            13,629             1,395
                                                              ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund           19,603                --                --
     Realized gains (losses) on sales of investments:
        Proceeds from sales                                           211,917         1,628,743           633,675
        Cost of investments sold                                     (198,026)       (1,029,680)         (460,730)
                                                              ---------------   ---------------   ---------------
                                                                       13,891           599,063           172,945
                                                              ---------------   ---------------   ---------------
            Net realized gains (losses) on investments                 33,494           599,063           172,945
     Net change in unrealized appreciation or depreciation
        of investments                                                 16,208           (65,910)            2,417
                                                              ---------------   ---------------   ---------------
            Net gains (losses) on investments                          49,702           533,153           175,362
                                                              ---------------   ---------------   ---------------
            Net increase (decrease) in net assets resulting
              from operations                                          55,933           546,782           176,757
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                 FIDELITY VIP
                                                               FIDELITY VIP       INVESTMENT       FIDELITY VIP      FIDELITY VIP
                                                                 INDEX 500        GRADE BOND          MID-CAP        MONEY MARKET
                                                              ---------------   ---------------   ---------------   ---------------
Investment income (loss):
     Investment income distributions from underlying
       mutual fund                                            $        38,740            13,061            24,877             1,683
     Mortality, expense charges and administrative charges             (4,740)           (1,368)          (10,200)           (3,070)
                                                              ---------------   ---------------   ---------------   ---------------
            Investment income (loss) - net                             34,000            11,693            14,677            (1,387)
                                                              ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund           24,012            15,022           317,061                --
     Realized gains (losses) on sales of investments:
        Proceeds from sales                                           839,593           194,665         1,288,530         1,126,288
        Cost of investments sold                                     (682,879)         (187,297)       (1,046,835)       (1,126,288)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                      156,714             7,368           241,695                --
                                                              ---------------   ---------------   ---------------   ---------------
            Net realized gains (losses) on investments                180,726            22,390           558,756                --
     Net change in unrealized appreciation or depreciation
        of investments                                                 58,239            (4,340)          (19,991)               --
                                                              ---------------   ---------------   ---------------   ---------------
            Net gains (losses) on investments                         238,965            18,050           538,765                --
                                                              ---------------   ---------------   ---------------   ---------------
            Net increase (decrease) in net assets resulting
              from operations                                 $       272,965            29,743           553,442            (1,387)
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                 FIDELITY VIP      FIDELITY VIP
                                                               FIDELITY VIP       AGGRESSIVE      DYNAMIC CAPITAL
                                                                 OVERSEAS           GROWTH         APPRECIATION
                                                              ---------------   ---------------   ---------------
Investment income (loss):
     Investment income distributions from underlying
       mutual fund                                                     41,587                --             1,989
     Mortality, expense charges and administrative charges             (5,237)             (313)             (620)
                                                              ---------------   ---------------   ---------------
            Investment income (loss) - net                             36,350              (313)            1,369
                                                              ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund            7,156                --                --
     Realized gains (losses) on sales of investments:
        Proceeds from sales                                           610,467            97,682            34,082
        Cost of investments sold                                     (483,581)          (94,347)          (18,363)
                                                              ---------------   ---------------   ---------------
                                                                      126,886             3,335            15,719
                                                              ---------------   ---------------   ---------------
            Net realized gains (losses) on investments                134,042             3,335            15,719
     Net change in unrealized appreciation or depreciation
        of investments                                                218,818            11,113            30,111
                                                              ---------------   ---------------   ---------------
            Net gains (losses) on investments                         352,860            14,448            45,830
                                                              ---------------   ---------------   ---------------
            Net increase (decrease) in net assets resulting
              from operations                                         389,210            14,135            47,199
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                 FIDELITY VIP      FIDELITY VIP
                                                               FIDELITY VIP          VALUE            GROWTH         FIDELITY VIP
                                                                   VALUE           STRATEGY            STOCK          REAL ESTATE
                                                              ---------------   ---------------   ---------------   ---------------
Investment income (loss):
     Investment income distributions from underlying
       mutual fund                                            $         1,705               945               318             4,416
     Mortality, expense charges and administrative charges               (220)             (391)              (87)             (702)
                                                              ---------------   ---------------   ---------------   ---------------
            Investment income (loss) - net                              1,485               554               231             3,714
                                                              ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund               --                --                --             5,673
     Realized gains (losses) on sales of investments:
        Proceeds from sales                                            34,220            58,438            31,196            84,238
        Cost of investments sold                                      (29,500)          (46,406)          (29,057)          (55,199)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                        4,720            12,032             2,139            29,039
                                                              ---------------   ---------------   ---------------   ---------------
            Net realized gains (losses) on investments                  4,720            12,032             2,139            34,712
     Net change in unrealized appreciation or depreciation
        of investments                                                  9,801            23,922             3,173             6,535
                                                              ---------------   ---------------   ---------------   ---------------
            Net gains (losses) on investments                          14,521            35,954             5,312            41,247
                                                              ---------------   ---------------   ---------------   ---------------
            Net increase (decrease) in net assets resulting
              from operations                                 $        16,006            36,508             5,543            44,961
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                                 STRATEGIC       INTL CAPITAL          VALUE
                                                                  INCOME         APPRECIATION         LEADERS
                                                              ---------------   ---------------   ---------------
Investment income (loss):
     Investment income distributions from underlying
       mutual fund                                                     10,104             1,927               142
     Mortality, expense charges and administrative charges               (646)             (471)              (14)
                                                              ---------------   ---------------   ---------------
            Investment income (loss) - net                              9,458             1,456               128
                                                              ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund            3,095                --                --
     Realized gains (losses) on sales of investments:
        Proceeds from sales                                            59,578            63,357             4,313
        Cost of investments sold                                      (59,904)          (57,317)           (4,501)
                                                              ---------------   ---------------   ---------------
                                                                         (326)            6,040              (188)
                                                              ---------------   ---------------   ---------------
            Net realized gains (losses) on investments                  2,769             6,040              (188)
     Net change in unrealized appreciation or depreciation
        of investments                                                 12,698            34,637               881
                                                              ---------------   ---------------   ---------------
            Net gains (losses) on investments                          15,467            40,677               693
                                                              ---------------   ---------------   ---------------
            Net increase (decrease) in net assets resulting
              from operations                                          24,925            42,133               821
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                               FIDELITY VIP      FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                               FREEDOM 2010      FREEDOM 2015      FREEDOM 2020      FREEDOM 2025
                                                              ---------------   ---------------   ---------------   ---------------
Investment income (loss):
     Investment income distributions from underlying
       mutual fund                                            $           326               275             1,254               444
     Mortality, expense charges and administrative charges                (39)              (31)             (154)              (56)
                                                              ---------------   ---------------   ---------------   ---------------
            Investment income (loss) - net                                287               244             1,100               388
                                                              ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund              231               227               731               251
     Realized gains (losses) on sales of investments:
        Proceeds from sales                                             7,436             5,934            24,884            22,829
        Cost of investments sold                                       (7,303)           (5,680)          (24,363)          (21,937)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                          133               254               521               892
                                                              ---------------   ---------------   ---------------   ---------------
            Net realized gains (losses) on investments                    364               481             1,252             1,143
     Net change in unrealized appreciation or depreciation
        of investments                                                  1,039               654             5,225             1,548
                                                              ---------------   ---------------   ---------------   ---------------
            Net gains (losses) on investments                           1,403             1,135             6,477             2,691
                                                              ---------------   ---------------   ---------------   ---------------
            Net increase (decrease) in net assets resulting
              from operations                                 $         1,690             1,379             7,577             3,079
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                 FIDELITY VIP      FIDELITY VIP
                                                               FIDELITY VIP         FREEDOM         DISCIPLINED
                                                               FREEDOM 2030         INCOME           SMALL CAP
                                                              ---------------   ---------------   ---------------
Investment income (loss):
     Investment income distributions from underlying
       mutual fund                                                      3,200               188             1,517
     Mortality, expense charges and administrative charges               (332)              (28)             (161)
                                                              ---------------   ---------------   ---------------
            Investment income (loss) - net                              2,868               160             1,356
                                                              ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund            1,275               159             4,403
     Realized gains (losses) on sales of investments:
        Proceeds from sales                                            61,669             2,827            26,026
        Cost of investments sold                                      (55,991)           (2,621)          (20,073)
                                                              ---------------   ---------------   ---------------
                                                                        5,678               206             5,953
                                                              ---------------   ---------------   ---------------
            Net realized gains (losses) on investments                  6,953               365            10,356
     Net change in unrealized appreciation or depreciation
        of investments                                                  8,797               163              (419)
                                                              ---------------   ---------------   ---------------
            Net gains (losses) on investments                          15,750               528             9,937
                                                              ---------------   ---------------   ---------------
            Net increase (decrease) in net assets resulting
              from operations                                          18,618               688            11,293
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                               FIDELITY VIP
                                                                 EMERGING        FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                                  MARKETS        FREEDOM 2035      FREEDOM 2040      FREEDOM 2045
                                                              ---------------   ---------------   ---------------   ---------------
Investment income (loss):
     Investment income distributions from underlying
       mutual fund                                            $         1,849               295               423               407
     Mortality, expense charges and administrative charges               (431)              (30)              (45)              (26)
                                                              ---------------   ---------------   ---------------   ---------------
            Investment income (loss) - net                              1,418               265               378               381
                                                              ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund              205                62                98               322
     Realized gains (losses) on sales of investments:
        Proceeds from sales                                           101,592             7,414             5,453             4,145
        Cost of investments sold                                     (108,100)           (7,025)           (5,219)           (3,655)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                       (6,508)              389               234               490
                                                              ---------------   ---------------   ---------------   ---------------
            Net realized gains (losses) on investments                 (6,303)              451               332               812
     Net change in unrealized appreciation or depreciation
        of investments                                                 28,237             1,081             1,956               104
                                                              ---------------   ---------------   ---------------   ---------------
            Net gains (losses) on investments                          21,934             1,532             2,288               916
                                                              ---------------   ---------------   ---------------   ---------------
            Net increase (decrease) in net assets resulting
              from operations                                 $        23,352             1,797             2,666             1,297
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                 FIDELITY VIP      FIDELITY VIP
                                                               FIDELITY VIP          FUNDS             FUNDS
                                                               FREEDOM 2050       MANAGER 20%       MANAGER 50%
                                                              ---------------   ---------------   ---------------
Investment income (loss):
     Investment income distributions from underlying
       mutual fund                                                        686               101               186
     Mortality, expense charges and administrative charges                (72)              (28)              (26)
                                                              ---------------   ---------------   ---------------
            Investment income (loss) - net                                614                73               160
                                                              ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund            3,368                20                39
     Realized gains (losses) on sales of investments:
        Proceeds from sales                                             5,118            40,749             1,198
        Cost of investments sold                                       (4,924)          (40,396)           (1,067)
                                                              ---------------   ---------------   ---------------
                                                                          194               353               131
                                                              ---------------   ---------------   ---------------
            Net realized gains (losses) on investments                  3,562               373               170
     Net change in unrealized appreciation or depreciation
        of investments                                                    297               (64)              537
                                                              ---------------   ---------------   ---------------
            Net gains (losses) on investments                           3,859               309               707
                                                              ---------------   ---------------   ---------------
            Net increase (decrease) in net assets resulting
              from operations                                           4,473               382               867
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                               FIDELITY VIP      FIDELITY VIP      FIDELITY VIP          JANUS
                                                                   FUNDS             FUNDS             FUNDS             ASPEN
                                                                MANAGER 60%       MANAGER 70%       MANAGER 85%          FORTY
                                                              ---------------   ---------------   ---------------   ---------------
Investment income (loss):
     Investment income distributions from underlying
       mutual fund                                            $           144               257             1,924             1,079
     Mortality, expense charges and administrative charges                (22)              (44)             (502)             (667)
                                                              ---------------   ---------------   ---------------   ---------------
            Investment income (loss) - net                                122               213             1,422               412
                                                              ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund               33                49               504                --
     Realized gains (losses) on sales of investments:
        Proceeds from sales                                             3,455             8,244            94,421            83,693
        Cost of investments sold                                       (2,863)           (7,238)          (65,638)          (68,169)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                          592             1,006            28,783            15,524
                                                              ---------------   ---------------   ---------------   ---------------
            Net realized gains (losses) on investments                    625             1,055            29,287            15,524
     Net change in unrealized appreciation or depreciation
        of investments                                                    180               584            (5,260)           22,368
                                                              ---------------   ---------------   ---------------   ---------------
            Net gains (losses) on investments                             805             1,639            24,027            37,892
                                                              ---------------   ---------------   ---------------   ---------------
            Net increase (decrease) in net assets resulting
              from operations                                 $           927             1,852            25,449            38,304
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                   JANUS          LORD ABBETT
                                                                   ASPEN            MID CAP        IVY FUNDS VIP
                                                                 OVERSEAS            STOCK           BALANCED
                                                              ---------------   ---------------   ---------------
Investment income (loss):
     Investment income distributions from underlying
       mutual fund                                                     10,905            19,829            35,930
     Mortality, expense charges and administrative charges             (2,904)             (121)          (11,561)
                                                              ---------------   ---------------   ---------------
            Investment income (loss) - net                              8,001            19,708            24,369
                                                              ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund          233,879                --           130,115
     Realized gains (losses) on sales of investments:
        Proceeds from sales                                         1,508,231           604,984           290,690
        Cost of investments sold                                   (2,046,656)         (511,852)         (237,010)
                                                              ---------------   ---------------   ---------------
                                                                     (538,425)           93,132            53,680
                                                              ---------------   ---------------   ---------------
            Net realized gains (losses) on investments               (304,546)           93,132           183,795
     Net change in unrealized appreciation or depreciation
        of investments                                                380,783           274,049            31,707
                                                              ---------------   ---------------   ---------------
            Net gains (losses) on investments                          76,237           367,181           215,502
                                                              ---------------   ---------------   ---------------
            Net increase (decrease) in net assets resulting
              from operations                                          84,238           386,889           239,871
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                 IVY FUNDS VIP     IVY FUNDS VIP
                                                               IVY FUNDS VIP     INTERNATIONAL       SMALL CAP       IVY FUNDS VIP
                                                                  GROWTH             VALUE            GROWTH             VALUE
                                                              ---------------   ---------------   ---------------   ---------------
Investment income (loss):
     Investment income distributions from underlying
       mutual fund                                            $         1,030            95,133                --             3,065
     Mortality, expense charges and administrative charges             (1,869)           (5,422)           (2,419)             (975)
                                                              ---------------   ---------------   ---------------   ---------------
            Investment income (loss) - net                               (839)           89,711            (2,419)            2,090
                                                              ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund          121,982            34,507            16,820            18,821
     Realized gains (losses) on sales of investments:
        Proceeds from sales                                           296,383         1,326,762            74,966            52,380
        Cost of investments sold                                     (340,576)       (1,177,859)          (54,647)          (35,270)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                      (44,193)          148,903            20,319            17,110
                                                              ---------------   ---------------   ---------------   ---------------
            Net realized gains (losses) on investments                 77,789           183,410            37,139            35,931
     Net change in unrealized appreciation or depreciation
        of investments                                                120,580           318,942              (907)            1,043
                                                              ---------------   ---------------   ---------------   ---------------
            Net gains (losses) on investments                         198,369           502,352            36,232            36,974
                                                              ---------------   ---------------   ---------------   ---------------
            Net increase (decrease) in net assets resulting
              from operations                                 $       197,530           592,063            33,813            39,064
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               IVY FUNDS VIP     IVY FUNDS VIP
                                                                 MICRO-CAP         SMALL CAP       IVY FUNDS VIP
                                                                  GROWTH             VALUE          CORE EQUITY
                                                              ---------------   ---------------   ---------------
Investment income (loss):
     Investment income distributions from underlying
       mutual fund                                                         --             2,834               959
     Mortality, expense charges and administrative charges               (470)           (1,895)             (446)
                                                              ---------------   ---------------   ---------------
            Investment income (loss) - net                               (470)              939               513
                                                              ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund           10,100            41,464            16,062
     Realized gains (losses) on sales of investments:
        Proceeds from sales                                            48,440            36,301            36,575
        Cost of investments sold                                      (33,520)          (30,728)          (31,979)
                                                              ---------------   ---------------   ---------------
                                                                       14,920             5,573             4,596
                                                              ---------------   ---------------   ---------------
            Net realized gains (losses) on investments                 25,020            47,037            20,658
     Net change in unrealized appreciation or depreciation
        of investments                                                (10,402)           70,510             4,669
                                                              ---------------   ---------------   ---------------
            Net gains (losses) on investments                          14,618           117,547            25,327
                                                              ---------------   ---------------   ---------------
            Net increase (decrease) in net assets resulting
              from operations                                          14,148           118,486            25,840
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                       MFS
                                                               IVY FUNDS VIP          MFS             VIT II          OPPENHEIMER
                                                                 SCIENCE &         RESEARCH          EMERGING           GLOBAL
                                                                TECHNOLOGY        BOND SERIES      MARKET EQUITY      SECURITIES
                                                              ---------------   ---------------   ---------------   ---------------
Investment income (loss):
     Investment income distributions from underlying
       mutual fund                                            $            --            17,630             5,881            14,154
     Mortality, expense charges and administrative charges                (14)              (15)               (7)              (11)
                                                              ---------------   ---------------   ---------------   ---------------
            Investment income (loss) - net                                (14)           17,615             5,874            14,143
                                                              ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund          221,686             4,218            22,128                --
     Realized gains (losses) on sales of investments:
        Proceeds from sales                                           995,421           221,018           237,907           261,836
        Cost of investments sold                                     (743,689)         (209,272)         (228,631)         (274,360)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                      251,732            11,746             9,276           (12,524)
                                                              ---------------   ---------------   ---------------   ---------------
            Net realized gains (losses) on investments                473,418            15,964            31,404           (12,524)
     Net change in unrealized appreciation or depreciation
        of investments                                                260,720             6,573            20,691           125,915
                                                              ---------------   ---------------   ---------------   ---------------
            Net gains (losses) on investments                         734,138            22,537            52,095           113,391
                                                              ---------------   ---------------   ---------------   ---------------
            Net increase (decrease) in net assets resulting
              from operations                                 $       734,124            40,152            57,969           127,534
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               OPPENHEIMER         PIONEER           VAN ECK
                                                                MS SMALL           MID CAP           GLOBAL
                                                                & MID-CAP           VALUE          HARD ASSETS
                                                              ---------------   ---------------   ---------------
Investment income (loss):
     Investment income distributions from underlying
       mutual fund                                                      1,229             1,447            23,131
     Mortality, expense charges and administrative charges                 (9)              (10)              (12)
                                                              ---------------   ---------------   ---------------
            Investment income (loss) - net                              1,220             1,437            23,119
                                                              ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund               --                --           323,258
     Realized gains (losses) on sales of investments:
        Proceeds from sales                                            75,061            51,499         1,142,252
        Cost of investments sold                                      (72,607)          (52,771)         (943,258)
                                                              ---------------   ---------------   ---------------
                                                                        2,454            (1,272)          198,994
                                                              ---------------   ---------------   ---------------
            Net realized gains (losses) on investments                  2,454            (1,272)          522,252
     Net change in unrealized appreciation or depreciation
        of investments                                                 25,538            12,354          (427,273)
                                                              ---------------   ---------------   ---------------
            Net gains (losses) on investments                          27,992            11,082            94,979
                                                              ---------------   ---------------   ---------------
            Net increase (decrease) in net assets resulting
              from operations                                          29,212            12,519           118,098
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                               SEGREGATED SUB-ACCOUNTS
                                                              --------------------------
                                                                        TOTAL
                                                              --------------------------
Investment income (loss):
     Investment income distributions from underlying
       mutual fund                                            $                  676,394
     Mortality, expense charges and administrative charges                      (202,160)
                                                              --------------------------
            Investment income (loss) - net                                       474,234
                                                              --------------------------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund                   1,729,517
                                                              --------------------------
     Realized gains (losses) on sales of investments:
        Proceeds from sales                                                   58,752,930
        Cost of investments sold                                             (45,953,310)
                                                              --------------------------
                                                                              12,799,620
                                                              --------------------------
            Net realized gains (losses) on investments                        14,529,137
     Net change in unrealized appreciation or depreciation
        of investments                                                         8,452,313
                                                              --------------------------
            Net gains (losses) on investments                                 22,981,450
                                                              --------------------------
            Net increase (decrease) in net assets resulting
              from operations                                 $               23,455,684
                                                              ==========================

See accompanying notes to financial statements.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                       Statements of Changes in Net Assets
                          Year ended December 31, 2012

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                                       ADVANTUS
                                                                 ADVANTUS          ADVANTUS          ADVANTUS            INDEX
                                                                   BOND              BOND              MONEY              500
                                                                 CLASS 1*           CLASS 2           MARKET            CLASS 1*
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                           $            (4)          (21,773)           (4,033)               (6)
     Net realized gains (losses) on investments                           494           923,090                --               590
     Net change in unrealized appreciation or depreciation
        of investments                                                 20,997           237,759                61            99,982
                                                              ---------------   ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                            21,487         1,139,076            (3,972)          100,566
                                                              ---------------   ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                       2,583,017         2,614,543         5,027,163        10,999,799
     Policy terminations, withdrawal payments and charges             (55,525)       (3,987,750)       (5,593,472)         (343,950)
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                     2,527,492        (1,373,207)         (566,309)       10,655,849
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets                         2,548,979          (234,131)         (570,281)       10,756,415
Net assets at the beginning of year                                        --        15,568,674         4,543,401                --
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $     2,548,979        15,334,543         3,973,120        10,756,415
                                                              ===============   ===============   ===============   ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 ADVANTUS          ADVANTUS          ADVANTUS
                                                                   INDEX           MORTGAGE          MORTGAGE
                                                                    500           SECURITIES        SECURITIES
                                                                  CLASS 2          CLASS 1*           CLASS 2
                                                              ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                                   (63,775)               (6)             (802)
     Net realized gains (losses) on investments                     4,937,777               142            56,138
     Net change in unrealized appreciation or depreciation
        of investments                                              4,427,995             2,525           (34,874)
                                                              ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                         9,301,997             2,661            20,462
                                                              ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                       5,750,864           323,919           155,140
     Policy terminations, withdrawal payments and charges         (18,082,849)           (9,221)         (403,113)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                   (12,331,985)          314,698          (247,973)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets                        (3,029,988)          317,359          (227,511)
Net assets at the beginning of year                                61,595,282                --           689,001
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                      58,565,294           317,359           461,490
                                                              ===============   ===============   ===============

----------
* For the period from April 30, 2012 through December 31, 2012

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                 ADVANTUS          ADVANTUS          ADVANTUS          ADVANTUS
                                                               INTERNATIONAL       INDEX 400         INDEX 400        REAL ESTATE
                                                                   BOND             MID-CAP           MID-CAP         SECURITIES
                                                                  CLASS 2          CLASS 1*           CLASS 2          CLASS 1*
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                           $        (6,124)               (4)           (2,919)               (6)
     Net realized gains (losses) on investments                       162,745               876         3,109,998            (2,102)
     Net change in unrealized appreciation or depreciation
        of investments                                                202,812           144,492         1,930,866            28,189
                                                              ---------------   ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                           359,433           145,364         5,037,945            26,081
                                                              ---------------   ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                         521,504         6,101,932         3,935,591         1,905,660
     Policy terminations, withdrawal payments and charges            (526,097)          (29,263)       (8,931,793)         (127,572)
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                        (4,593)        6,072,669        (4,996,202)        1,778,088
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets                           354,840         6,218,033            41,743         1,804,169
Net assets at the beginning of year                                 2,190,593                --        29,958,010                --
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $     2,545,433         6,218,033        29,999,753         1,804,169
                                                              ===============   ===============   ===============   ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 ADVANTUS
                                                                REAL ESTATE                        FIDELITY VIP
                                                                SECURITIES       FIDELITY VIP        GROWTH &
                                                                  CLASS 2         CONTRAFUND          INCOME
                                                              ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                                      (456)           57,395            18,678
     Net realized gains (losses) on investments                       876,683           709,868            92,703
     Net change in unrealized appreciation or depreciation
        of investments                                               (409,929)           44,484            42,585
                                                              ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                           466,298           811,747           153,966
                                                              ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                         662,293         1,448,881           373,778
     Policy terminations, withdrawal payments and charges          (2,167,272)       (2,003,828)         (435,685)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                    (1,504,979)         (554,947)          (61,907)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets                        (1,038,681)          256,800            92,059
Net assets at the beginning of year                                 2,692,644         5,214,603           891,019
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                       1,653,963         5,471,403           983,078
                                                              ===============   ===============   ===============

----------
* For the period from April 30, 2012 through December 31, 2012

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                   FIDELITY VIP      FIDELITY VIP
                                                               FIDELITY VIP      FIDELITY VIP          ASSET         ASSET MANAGER
                                                               EQUITY-INCOME      HIGH INCOME         MANAGER           GROWTH
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                           $        55,167            77,710             3,822             9,842
     Net realized gains (losses) on investments                       206,034            73,340            20,015            80,189
     Net change in unrealized appreciation or depreciation
        of investments                                                 36,461            17,519            12,015            27,543
                                                              ---------------   ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                           297,662           168,569            35,852           117,574
                                                              ---------------   ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                         681,061           407,957           113,740           256,712
     Policy terminations, withdrawal payments and charges            (513,397)         (298,110)         (145,154)         (286,688)
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                       167,664           109,847           (31,414)          (29,976)
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets                           465,326           278,416             4,438            87,598
Net assets at the beginning of year                                 1,570,656         1,166,072           301,441           787,824
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $     2,035,982         1,444,488           305,879           875,422
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                                   FIDELITY VIP
                                                               FIDELITY VIP      FIDELITY VIP         GROWTH
                                                                 BALANCED           GROWTH         OPPORTUNITIES
                                                              ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                                     6,231            13,629             1,395
     Net realized gains (losses) on investments                        33,494           599,063           172,945
     Net change in unrealized appreciation or depreciation
        of investments                                                 16,208           (65,910)            2,417
                                                              ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                            55,933           546,782           176,757
                                                              ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                         241,132         1,134,858           436,425
     Policy terminations, withdrawal payments and charges            (211,684)       (1,626,066)         (633,194)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                        29,448          (491,208)         (196,769)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets                            85,381            55,574           (20,012)
Net assets at the beginning of year                                   366,135         3,936,491           984,444
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                         451,516         3,992,065           964,432
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                 FIDELITY VIP
                                                               FIDELITY VIP       INVESTMENT       FIDELITY VIP      FIDELITY VIP
                                                                 INDEX 500        GRADE BOND          MID-CAP        MONEY MARKET
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                           $        34,000            11,693            14,677            (1,387)
     Net realized gains (losses) on investments                       180,726            22,390           558,756                --
     Net change in unrealized appreciation or depreciation
        of investments                                                 58,239            (4,340)          (19,991)               --
                                                              ---------------   ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                           272,965            29,743           553,442            (1,387)
                                                              ---------------   ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                         659,553           321,949           735,738         1,154,173
     Policy terminations, withdrawal payments and charges            (838,393)         (194,319)       (1,285,361)       (1,125,384)
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                      (178,840)          127,630          (549,623)           28,789
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets                            94,125           157,373             3,819            27,402
Net assets at the beginning of year                                 1,808,015           440,088         4,035,782         1,163,505
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $     1,902,140           597,461         4,039,601         1,190,907
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                 FIDELITY VIP      FIDELITY VIP
                                                               FIDELITY VIP       AGGRESSIVE      DYNAMIC CAPITAL
                                                                 OVERSEAS           GROWTH         APPRECIATION
                                                              ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                                    36,350              (313)            1,369
     Net realized gains (losses) on investments                       134,042             3,335            15,719
     Net change in unrealized appreciation or depreciation
        of investments                                                218,818            11,113            30,111
                                                              ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                           389,210            14,135            47,199
                                                              ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                         457,763            99,640            92,580
     Policy terminations, withdrawal payments and charges            (609,088)          (97,570)          (33,733)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                      (151,325)            2,070            58,847
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets                           237,885            16,205           106,046
Net assets at the beginning of year                                 1,992,156           119,114           204,601
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                       2,230,041           135,319           310,647
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                 FIDELITY VIP      FIDELITY VIP
                                                               FIDELITY VIP          VALUE            GROWTH         FIDELITY VIP
                                                                   VALUE           STRATEGY            STOCK          REAL ESTATE
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                           $         1,485               554               231             3,714
     Net realized gains (losses) on investments                         4,720            12,032             2,139            34,712
     Net change in unrealized appreciation or depreciation
        of investments                                                  9,801            23,922             3,173             6,535
                                                              ---------------   ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                            16,006            36,508             5,543            44,961
                                                              ---------------   ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                          45,277            45,908            34,645           114,514
     Policy terminations, withdrawal payments and charges             (34,138)          (58,231)          (31,162)          (83,960)
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                        11,139           (12,323)            3,483            30,554
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets                            27,145            24,185             9,026            75,515
Net assets at the beginning of year                                    76,000           142,678            30,179           239,137
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $       103,145           166,863            39,205           314,652
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                                 STRATEGIC       INTL CAPITAL          VALUE
                                                                  INCOME         APPRECIATION         LEADERS
                                                              ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                                     9,458             1,456               128
     Net realized gains (losses) on investments                         2,769             6,040              (188)
     Net change in unrealized appreciation or depreciation
        of investments                                                 12,698            34,637               881
                                                              ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                            24,925            42,133               821
                                                              ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                         116,130            56,570             3,177
     Policy terminations, withdrawal payments and charges             (59,266)          (63,152)           (4,301)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                        56,864            (6,582)           (1,124)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets                            81,789            35,551              (303)
Net assets at the beginning of year                                   212,742           170,728             6,393
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                         294,531           206,279             6,090
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                               FIDELITY VIP      FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                               FREEDOM 2010      FREEDOM 2015      FREEDOM 2020      FREEDOM 2025
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                           $           287               244             1,100               388
     Net realized gains (losses) on investments                           364               481             1,252             1,143
     Net change in unrealized appreciation or depreciation
        of investments                                                  1,039               654             5,225             1,548
                                                              ---------------   ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                             1,690             1,379             7,577             3,079
                                                              ---------------   ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                           9,221             7,990            24,378            24,990
     Policy terminations, withdrawal payments and charges              (7,404)           (5,908)          (24,777)          (22,792)
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                         1,817             2,082              (399)            2,198
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets                             3,507             3,461             7,178             5,277

Net assets at the beginning of year                                    14,116            10,585            55,994            20,301
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $        17,623            14,046            63,172            25,578
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                 FIDELITY VIP      FIDELITY VIP
                                                               FIDELITY VIP         FREEDOM         DISCIPLINED
                                                               FREEDOM 2030         INCOME           SMALL CAP
                                                              ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                                     2,868               160             1,356
     Net realized gains (losses) on investments                         6,953               365            10,356
     Net change in unrealized appreciation or depreciation
        of investments                                                  8,797               163              (419)
                                                              ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                            18,618               688            11,293
                                                              ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                          82,198             4,646            37,212
     Policy terminations, withdrawal payments and charges             (61,525)           (2,803)          (25,933)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                        20,673             1,843            11,279
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets                            39,291             2,531            22,572

Net assets at the beginning of year                                   116,321            10,233            59,184
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                         155,612            12,764            81,756
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                               FIDELITY VIP
                                                                 EMERGING        FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                                  MARKETS        FREEDOM 2035      FREEDOM 2040      FREEDOM 2045
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                           $         1,418               265               378               381
     Net realized gains (losses) on investments                        (6,303)              451               332               812
     Net change in unrealized appreciation or depreciation
        of investments                                                 28,237             1,081             1,956               104
                                                              ---------------   ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                            23,352             1,797             2,666             1,297
                                                              ---------------   ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                          96,641            10,852            11,391            17,316
     Policy terminations, withdrawal payments and charges            (101,377)           (7,390)           (5,415)           (4,123)
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                        (4,736)            3,462             5,976            13,193
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets                            18,616             5,259             8,642            14,490
Net assets at the beginning of year                                   163,555             9,872            14,046             6,116
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $       182,171            15,131            22,688            20,606
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                 FIDELITY VIP      FIDELITY VIP
                                                               FIDELITY VIP          FUNDS             FUNDS
                                                               FREEDOM 2050       MANAGER 20%       MANAGER 50%
                                                              ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                                       614                73               160
     Net realized gains (losses) on investments                         3,562               373               170
     Net change in unrealized appreciation or depreciation
        of investments                                                    297               (64)              537
                                                              ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                             4,473               382               867
                                                              ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                          11,025            43,263             7,690
     Policy terminations, withdrawal payments and charges              (5,062)          (40,724)           (1,176)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                         5,963             2,539             6,514
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets                            10,436             2,921             7,381
Net assets at the beginning of year                                    23,596             4,463             7,822
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                          34,032             7,384            15,203
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                               FIDELITY VIP      FIDELITY VIP      FIDELITY VIP          JANUS
                                                                   FUNDS             FUNDS             FUNDS             ASPEN
                                                                MANAGER 60%       MANAGER 70%       MANAGER 85%          FORTY
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                           $           122               213             1,422               412
     Net realized gains (losses) on investments                           625             1,055            29,287            15,524
     Net change in unrealized appreciation or depreciation
        of investments                                                    180               584            (5,260)           22,368
                                                              ---------------   ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                               927             1,852            25,449            38,304
                                                              ---------------   ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                           5,153            13,426            34,931            94,154
     Policy terminations, withdrawal payments and charges              (3,436)           (8,206)          (94,013)          (83,332)
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                         1,717             5,220           (59,082)           10,822
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets                             2,644             7,072           (33,633)           49,126
Net assets at the beginning of year                                     7,595            10,098           182,975           132,087
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $        10,239            17,170           149,342           181,213
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                   JANUS          LORD ABBETT
                                                                   ASPEN            MID CAP        IVY FUNDS VIP
                                                                 OVERSEAS            STOCK           BALANCED
                                                              ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                                     8,001            19,708            24,369
     Net realized gains (losses) on investments                      (304,546)           93,132           183,795
     Net change in unrealized appreciation or depreciation
        of investments                                                380,783           274,049            31,707
                                                              ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                            84,238           386,889           239,871
                                                              ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                         421,481           600,569           611,229
     Policy terminations, withdrawal payments and charges          (1,507,099)         (604,873)         (285,313)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                    (1,085,618)           (4,304)          325,916
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets                        (1,001,380)          382,585           565,787
Net assets at the beginning of year                                 2,046,216         2,696,639         2,103,523
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                       1,044,836         3,079,224         2,669,310
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                 IVY FUNDS VIP     IVY FUNDS VIP
                                                               IVY FUNDS VIP     INTERNATIONAL       SMALL CAP       IVY FUNDS VIP
                                                                  GROWTH             VALUE            GROWTH             VALUE
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                           $          (839)           89,711            (2,419)            2,090
     Net realized gains (losses) on investments                        77,789           183,410            37,139            35,931
     Net change in unrealized appreciation or depreciation
        of investments                                                120,580           318,942              (907)            1,043
                                                              ---------------   ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                           197,530           592,063            33,813            39,064
                                                              ---------------   ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                         114,646         1,369,811           189,046            71,193
     Policy terminations, withdrawal payments and charges            (295,887)       (1,324,285)          (73,812)          (52,048)
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                      (181,241)           45,526           115,234            19,145
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets                            16,289           637,589           149,047            58,209
Net assets at the beginning of year                                 1,596,367         3,981,544           675,078           197,760
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $     1,612,656         4,619,133           824,125           255,969
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               IVY FUNDS VIP     IVY FUNDS VIP
                                                                 MICRO-CAP         SMALL CAP       IVY FUNDS VIP
                                                                  GROWTH             VALUE          CORE EQUITY
                                                              ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                                      (470)              939               513
     Net realized gains (losses) on investments                        25,020            47,037            20,658
     Net change in unrealized appreciation or depreciation
        of investments                                                (10,402)           70,510             4,669
                                                              ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                            14,148           118,486            25,840
                                                              ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                          24,427           138,078            96,376
     Policy terminations, withdrawal payments and charges             (48,164)          (35,421)          (36,315)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                       (23,737)          102,657            60,061
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets                            (9,589)          221,143            85,901
Net assets at the beginning of year                                   121,464           584,948            89,205
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                         111,875           806,091           175,106
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                        MFS
                                                               IVY FUNDS VIP          MFS             VIT II          OPPENHEIMER
                                                                 SCIENCE &         RESEARCH          EMERGING           GLOBAL
                                                                TECHNOLOGY        BOND SERIES      MARKET EQUITY      SECURITIES
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                           $           (14)           17,615             5,874            14,143
     Net realized gains (losses) on investments                       473,418            15,964            31,404           (12,524)
     Net change in unrealized appreciation or depreciation
        of investments                                                260,720             6,573            20,691           125,915
                                                              ---------------   ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                           734,124            40,152            57,969           127,534
                                                              ---------------   ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                       1,219,373           651,600           735,039           514,221
     Policy terminations, withdrawal payments and charges            (995,406)         (221,004)         (237,900)         (261,826)
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                       223,967           430,596           497,139           252,395
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets                           958,091           470,748           555,108           379,929
Net assets at the beginning of year                                 2,765,074           368,532            85,748           529,328
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $     3,723,165           839,280           640,856           909,257
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                OPPENHEIMER         PIONEER           VAN ECK
                                                                 MS SMALL           MID CAP           GLOBAL
                                                                 & MID-CAP           VALUE          HARD ASSETS
                                                              ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                                     1,220             1,437            23,119
     Net realized gains (losses) on investments                         2,454            (1,272)          522,252
     Net change in unrealized appreciation or depreciation
        of investments                                                 25,538            12,354          (427,273)
                                                              ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                            29,212            12,519           118,098
                                                              ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                         646,006           172,328           719,840
     Policy terminations, withdrawal payments and charges             (75,053)          (51,489)       (1,142,240)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                       570,953           120,839          (422,400)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets                           600,165           133,358          (304,302)
Net assets at the beginning of year                                    41,187            85,054         4,015,125
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                         641,352           218,412         3,710,823
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                              SEGREGATED SUB-ACCOUNTS
                                                              -----------------------
                                                                        TOTAL
                                                              -----------------------
Operations:
     Investment income (loss) - net                           $               474,234
     Net realized gains (losses) on investments                            14,529,137
     Net change in unrealized appreciation or depreciation
        of investments                                                      8,452,313
                                                              -----------------------
          Net increase (decrease) in net assets resulting
            from operations                                                23,455,684
                                                              -----------------------
Policy transactions:
     Policy purchase payments                                              58,445,326
     Policy terminations, withdrawal payments and charges                 (58,683,272)
                                                              -----------------------
          Increase (decrease) in net assets from
            Policy transactions                                              (237,946)
                                                              -----------------------
          Increase (decrease) in net assets                                23,217,738
Net assets at the beginning of year                                       165,929,159
                                                              -----------------------
Net assets at the end of year                                 $           189,146,897
                                                              =======================

See accompanying notes to financial statements.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                       Statements of Changes in Net Assets
                          Year ended December 31, 2011

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                     ADVANTUS          ADVANTUS
                                                                 ADVANTUS          ADVANTUS            INDEX           MORTGAGE
                                                                   BOND              MONEY              500           SECURITIES
                                                                  CLASS 2           MARKET            CLASS 2           CLASS 2
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                           $       (17,938)           (2,063)          (62,352)             (671)
     Net realized gains (losses) on investments                       224,948                --           (68,586)            6,512
     Net change in unrealized appreciation or depreciation
        of investments                                                902,161              (329)        1,033,064            36,052
                                                              ---------------   ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                         1,109,171            (2,392)          902,126            41,893
                                                              ---------------   ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                       2,898,488         3,063,294         6,876,713            91,353
     Policy terminations, withdrawal payments and charges          (1,834,762)       (2,452,711)       (8,035,941)          (74,841)
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                     1,063,726           610,583        (1,159,228)           16,512
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets                         2,172,897           608,191          (257,102)           58,405
Net assets at the beginning of year                                13,395,777         3,935,210        61,852,384           630,596
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $    15,568,674         4,543,401        61,595,282           689,001
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 ADVANTUS          ADVANTUS          ADVANTUS
                                                               INTERNATIONAL       INDEX 400        REAL ESTATE
                                                                   BOND             MID-CAP         SECURITIES
                                                                  CLASS 2           CLASS 2           CLASS 2
                                                              ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                                    (5,248)           (2,666)             (326)
     Net realized gains (losses) on investments                         8,919           872,654            22,262
     Net change in unrealized appreciation or depreciation
        of investments                                                (31,975)       (1,436,928)          105,413
                                                              ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                           (28,304)         (566,940)          127,349
                                                              ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                         519,100         2,246,897           585,765
     Policy terminations, withdrawal payments and charges             (30,499)       (5,771,783)         (227,990)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                       488,601        (3,524,886)          357,775
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets                           460,297        (4,091,826)          485,124
Net assets at the beginning of year                                 1,730,296        34,049,836         2,207,520
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                       2,190,593        29,958,010         2,692,644
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                 FIDELITY VIP
                                                               FIDELITY VIP        GROWTH &        FIDELITY VIP      FIDELITY VIP
                                                                CONTRAFUND          INCOME         EQUITY-INCOME      HIGH INCOME
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                           $        41,028            13,695            34,622            76,872
     Net realized gains (losses) on investments                       164,116           114,549           (34,483)           22,642
     Net change in unrealized appreciation or depreciation
        of investments                                               (337,110)         (115,291)           14,405           (56,269)
                                                              ---------------   ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                          (131,966)           12,953            14,544            43,245
                                                              ---------------   ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                       1,353,503           362,501           291,657           311,720
     Policy terminations, withdrawal payments and charges          (1,470,116)         (381,235)         (478,349)         (297,816)
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                      (116,613)          (18,734)         (186,692)           13,904
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets                          (248,579)           (5,781)         (172,148)           57,149
Net assets at the beginning of year                                 5,463,182           896,800         1,742,804         1,108,923
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $     5,214,603           891,019         1,570,656         1,166,072
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                 FIDELITY VIP
                                                               FIDELITY VIP          ASSET
                                                                   ASSET            MANAGER        FIDELITY VIP
                                                                  MANAGER           GROWTH           BALANCED
                                                              ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                                     5,303            11,604             5,749
     Net realized gains (losses) on investments                        35,509            69,231            33,718
     Net change in unrealized appreciation or depreciation
        of investments                                                (48,478)         (133,188)          (53,295)
                                                              ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                            (7,666)          (52,353)          (13,828)
                                                              ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                         110,329           240,278           197,904
     Policy terminations, withdrawal payments and charges            (125,208)         (263,025)         (195,497)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                       (14,879)          (22,747)            2,407
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets                           (22,545)          (75,100)          (11,421)
Net assets at the beginning of year                                   323,986           862,924           377,556
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                         301,441           787,824           366,135
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                                     FIDELITY VIP
                                                               FIDELITY VIP      FIDELITY VIP      FIDELITY VIP       INVESTMENT
                                                                  GROWTH            GROWTH           INDEX 500        GRADE BOND
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                           $         4,865              (940)           30,870            12,860
     Net realized gains (losses) on investments                       429,647           194,770           242,596            19,009
     Net change in unrealized appreciation or depreciation
        of investments                                               (420,080)         (165,257)         (241,237)           (1,467)
                                                              ---------------   ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                            14,432            28,573            32,229            30,402
                                                              ---------------   ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                       1,139,955           458,473           586,695           139,182
     Policy terminations, withdrawal payments and charges          (1,312,790)         (508,701)         (652,879)         (179,267)
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                      (172,835)          (50,228)          (66,184)          (40,085)
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets                          (158,403)          (21,655)          (33,955)           (9,683)
Net assets at the beginning of year                                 4,094,894         1,006,099         1,841,970           449,771
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $     3,936,491           984,444         1,808,015           440,088
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                                  MID-CAP        MONEY MARKET        OVERSEAS
                                                              ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                                        76            (1,560)           26,622
     Net realized gains (losses) on investments                       136,565                --          (171,274)
     Net change in unrealized appreciation or depreciation
        of investments                                               (622,023)               --          (265,757)
                                                              ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                          (485,382)           (1,560)         (410,409)
                                                              ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                         786,846           760,498           489,128
     Policy terminations, withdrawal payments and charges          (1,140,733)         (665,598)         (694,978)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                      (353,887)           94,900          (205,850)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets                          (839,269)           93,340          (616,259)
Net assets at the beginning of year                                 4,875,051         1,070,165         2,608,415
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                       4,035,782         1,163,505         1,992,156
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                               FIDELITY VIP      FIDELITY VIP                        FIDELITY VIP
                                                                AGGRESSIVE      DYNAMIC CAPITAL    FIDELITY VIP          VALUE
                                                                  GROWTH         APPRECIATION          VALUE           STRATEGY
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                           $          (320)               (9)              609             1,191
     Net realized gains (losses) on investments                        24,746            20,503            11,446            21,383
     Net change in unrealized appreciation or depreciation
        of investments                                                (35,149)          (24,726)          (15,272)          (36,562)
                                                              ---------------   ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                           (10,723)           (4,232)           (3,217)          (13,988)
                                                              ---------------   ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                          85,702            37,496            48,255            61,101
     Policy terminations, withdrawal payments and charges            (110,867)          (63,617)          (54,143)          (55,470)
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                       (25,165)          (26,121)           (5,888)            5,631
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets                           (35,888)          (30,353)           (9,105)           (8,357)
Net assets at the beginning of year                                   155,002           234,954            85,105           151,035
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $       119,114           204,601            76,000           142,678
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               FIDELITY VIP                        FIDELITY VIP
                                                                  GROWTH         FIDELITY VIP        STRATEGIC
                                                                   STOCK          REAL ESTATE         INCOME
                                                              ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                                       (89)            2,066             8,134
     Net realized gains (losses) on investments                         5,379            37,224             8,545
     Net change in unrealized appreciation or depreciation
        of investments                                                 (5,370)          (23,010)           (7,165)
                                                              ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                               (80)           16,280             9,514
                                                              ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                          37,674            88,017            81,219
     Policy terminations, withdrawal payments and charges             (37,950)          (82,429)          (99,203)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                          (276)            5,588           (17,984)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets                              (356)           21,868            (8,470)
Net assets at the beginning of year                                    30,535           217,269           221,212
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                          30,179           239,137           212,742
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                               FIDELITY VIP      FIDELITY VIP
                                                               INTL CAPITAL          VALUE         FIDELITY VIP      FIDELITY VIP
                                                               APPRECIATION         LEADERS        FREEDOM 2010      FREEDOM 2015
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                           $         1,205                82               270               200
     Net realized gains (losses) on investments                        25,407               495               563               758
     Net change in unrealized appreciation or depreciation
        of investments                                                (50,735)           (1,037)             (965)             (979)
                                                              ---------------   ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                           (24,123)             (460)             (132)              (21)
                                                              ---------------   ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                          60,240             6,579            11,425             7,329
     Policy terminations, withdrawal payments and charges             (69,464)           (5,517)           (6,714)           (6,613)
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                        (9,224)            1,062             4,711               716
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets                           (33,347)              602             4,579               695
Net assets at the beginning of year                                   204,075             5,791             9,537             9,890
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $       170,728             6,393            14,116            10,585
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                               FREEDOM 2020      FREEDOM 2025      FREEDOM 2030
                                                              ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                                     1,107               347             2,215
     Net realized gains (losses) on investments                         2,271             1,961            12,754
     Net change in unrealized appreciation or depreciation
        of investments                                                 (5,409)           (2,876)          (17,507)
                                                              ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                            (2,031)             (568)           (2,538)
                                                              ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                          50,557            17,924            67,964
     Policy terminations, withdrawal payments and charges             (21,113)          (20,673)          (72,672)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                        29,444            (2,749)           (4,708)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets                            27,413            (3,317)           (7,246)
Net assets at the beginning of year                                    28,581            23,618           123,567
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                          55,994            20,301           116,321
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                               FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                                  FREEDOM         DISCIPLINED        EMERGING        FIDELITY VIP
                                                                  INCOME           SMALL CAP          MARKETS        FREEDOM 2035
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                           $           161               162             1,327               173
     Net realized gains (losses) on investments                           248             8,536             9,426               862
     Net change in unrealized appreciation or depreciation
        of investments                                                   (279)           (9,560)          (51,418)           (1,339)
                                                              ---------------   ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                               130              (862)          (40,665)             (304)
                                                              ---------------   ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                           2,776            28,378            63,844             7,379
     Policy terminations, withdrawal payments and charges              (1,829)          (25,493)          (63,724)           (3,790)
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                           947             2,885               120             3,589
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets                             1,077             2,023           (40,545)            3,285
Net assets at the beginning of year                                     9,156            57,161           204,100             6,587
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $        10,233            59,184           163,555             9,872
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                               FREEDOM 2040      FREEDOM 2045      FREEDOM 2050
                                                              ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                                       253               113               383
     Net realized gains (losses) on investments                           602               514             2,859
     Net change in unrealized appreciation or depreciation
        of investments                                                 (1,474)             (860)           (4,430)
                                                              ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                              (619)             (233)           (1,188)
                                                              ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                           5,451             3,016             5,696
     Policy terminations, withdrawal payments and charges              (2,838)           (1,583)           (2,484)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                         2,613             1,433             3,212
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets                             1,994             1,200             2,024
Net assets at the beginning of year                                    12,052             4,916            21,572
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                          14,046             6,116            23,596
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                               FIDELITY VIP      FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                                   FUNDS             FUNDS             FUNDS             FUNDS
                                                                MANAGER 20%       MANAGER 50%       MANAGER 60%       MANAGER 70%
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                           $            60               120                91               142
     Net realized gains (losses) on investments                           234               132               522               107
     Net change in unrealized appreciation or depreciation
        of investments                                                   (163)             (294)             (768)             (551)
                                                              ---------------   ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                               131               (42)             (155)             (302)
                                                              ---------------   ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                           2,551             2,319             3,458             2,168
     Policy terminations, withdrawal payments and charges              (3,999)           (1,346)           (1,913)             (649)
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                        (1,448)              973             1,545             1,519
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets                            (1,317)              931             1,390             1,217
Net assets at the beginning of year                                     5,780             6,891             6,205             8,881
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $         4,463             7,822             7,595            10,098
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               FIDELITY VIP          JANUS             JANUS
                                                                   FUNDS             ASPEN             ASPEN
                                                                MANAGER 85%          FORTY           OVERSEAS
                                                              ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                                     1,996              (215)            8,249
     Net realized gains (losses) on investments                         3,162             5,901           105,121
     Net change in unrealized appreciation or depreciation
        of investments                                                (12,310)          (16,046)       (1,769,306)
                                                              ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                            (7,152)          (10,360)       (1,655,936)
                                                              ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                          90,782            43,842           491,063
     Policy terminations, withdrawal payments and charges              (8,929)          (56,163)       (2,164,032)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                        81,853           (12,321)       (1,672,969)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets                            74,701           (22,681)       (3,328,905)
Net assets at the beginning of year                                   108,274           154,768         5,375,121
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                         182,975           132,087         2,046,216
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                LORD ABBETT                                          IVY FUNDS VIP
                                                                  MID CAP        IVY FUNDS VIP     IVY FUNDS VIP     INTERNATIONAL
                                                                   VALUE           BALANCED           GROWTH             VALUE
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                           $         5,577            17,776            64,919            39,829
     Net realized gains (losses) on investments                       (39,513)          167,961           (53,318)           98,961
     Net change in unrealized appreciation or depreciation
        of investments                                                (86,859)         (117,305)           28,518          (462,613)
                                                              ---------------   ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                          (120,795)           68,432            40,119          (323,823)
                                                              ---------------   ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                         699,762           584,938           117,080         2,151,764
     Policy terminations, withdrawal payments and charges            (331,784)         (182,802)         (322,728)         (470,784)
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                       367,978           402,136          (205,648)        1,680,980
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets                           247,183           470,568          (165,529)        1,357,157
Net assets at the beginning of year                                 2,449,456         1,632,955         1,761,896         2,624,387
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $     2,696,639         2,103,523         1,596,367         3,981,544
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               IVY FUNDS VIP                       IVY FUNDS VIP
                                                                 SMALL CAP       IVY FUNDS VIP       MICRO-CAP
                                                                  GROWTH             VALUE            GROWTH
                                                              ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                                    (1,661)              634              (617)
     Net realized gains (losses) on investments                        14,920             6,311            14,165
     Net change in unrealized appreciation or depreciation
        of investments                                               (145,126)          (22,476)          (24,981)
                                                              ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                          (131,867)          (15,531)          (11,433)
                                                              ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                         616,570            70,803            49,861
     Policy terminations, withdrawal payments and charges             (60,911)          (58,969)          (74,061)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                       555,659            11,834           (24,200)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets                           423,792            (3,697)          (35,633)
Net assets at the beginning of year                                   251,286           201,457           157,097
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                         675,078           197,760           121,464
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                               IVY FUNDS VIP                       IVY FUNDS VIP          MFS
                                                                 SMALL CAP       IVY FUNDS VIP       SCIENCE &         RESEARCH
                                                                   VALUE          CORE EQUITY       TECHNOLOGY        BOND SERIES
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                           $          (513)               77               (13)            6,447
     Net realized gains (losses) on investments                         9,965             7,353           170,580             4,125
     Net change in unrealized appreciation or depreciation
        of investments                                                (96,863)           (8,030)         (357,181)            5,945
                                                              ---------------   ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                           (87,411)             (600)         (186,614)           16,517
                                                              ---------------   ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                         595,251            55,667           607,244           372,239
     Policy terminations, withdrawal payments and charges             (37,573)          (16,598)         (247,210)          (71,834)
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                       557,678            39,069           360,034           300,405
                                                              ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets                           470,267            38,469           173,420           316,922
Net assets at the beginning of year                                   114,681            50,736         2,591,654            51,610
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $       584,948            89,205         2,765,074           368,532
                                                              ===============   ===============   ===============   ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                MFS VIT II
                                                                 EMERGING         OPPENHEIMER       OPPENHEIMER
                                                                  MARKET            GLOBAL           MS SMALL
                                                                  EQUITY*         SECURITIES        & MID-CAP*
                                                              ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                                       141             3,188                (4)
     Net realized gains (losses) on investments                           782              (220)           (2,132)
     Net change in unrealized appreciation or depreciation
        of investments                                                 (6,246)          (39,979)             (630)
                                                              ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                            (5,323)          (37,011)           (2,766)
                                                              ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                          92,825           430,733            52,396
     Policy terminations, withdrawal payments and charges              (1,754)          (53,548)           (8,443)
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets from
            Policy transactions                                        91,071           377,185            43,953
                                                              ---------------   ---------------   ---------------
          Increase (decrease) in net assets                            85,748           340,174            41,187
Net assets at the beginning of year                                        --           189,154                --
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                          85,748           529,328            41,187
                                                              ===============   ===============   ===============

----------
* For the period from May 24, 2011 through December 31, 2011

See accompanying notes to financial statements.                      (Continued)

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                  PIONEER           VAN ECK
                                                                  MID CAP            GLOBAL
                                                                   VALUE          HARD ASSETS          TOTAL
                                                              ---------------   ---------------   ---------------
Operations:
     Investment income (loss) - net                           $           954            46,744           383,903
     Net realized gains (losses) on investments                         7,296           114,335         3,156,536
     Net change in unrealized appreciation or depreciation
        of investments                                                (14,390)         (925,084)       (6,206,449)
                                                              ---------------   ---------------   ---------------
          Net increase (decrease) in net assets resulting
            from operations                                            (6,140)         (764,005)       (2,666,010)
                                                              ---------------   ---------------   ---------------
Policy transactions:
     Policy purchase payments                                          84,516         1,136,498        32,642,631
     Policy terminations, withdrawal payments and charges             (49,643)         (488,158)      (32,316,736)
                                                              ---------------   ---------------   ---------------
Increase (decrease) in net assets from Policy transactions             34,873           648,340           325,895
                                                              ---------------   ---------------   ---------------
Increase (decrease) in net assets                                      28,733          (115,665)       (2,340,115)
Net assets at the beginning of year                                    56,321         4,130,790       168,269,274
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                 $        85,054         4,015,125       165,929,159
                                                              ===============   ===============   ===============

See accompanying notes to financial statements

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                           December 31, 2012 and 2011

(1)    ORGANIZATION AND BASIS OF PRESENTATION

       The Minnesota Life Variable Universal Life Account (the Account), was established on August 8, 1994 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations on March 8, 1995. The Account currently offers four types of policies, herein referred to as Option 1, 2, 3 and 4, consisting of seventy segregated sub-accounts to which policy owners may allocate their purchase payments and each having a different mortality and expense charge and unit value. The Account charges a mortality and expense risk charge, which varies based on the group-sponsored insurance program under which the policy is issued. The differentiating features of the policies are described in note 3 below.

       The assets of each segregated sub-account are held for the exclusive benefit of the group-sponsored variable universal life insurance policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Variable universal life policy owners allocate their purchase payments to one or more of the seventy segregated sub-accounts. Such payments are then invested in shares of the Securian Funds Trust, Fidelity Variable Insurance Products Fund, Janus Aspen Series, Lord Abbett Series Funds, Inc., Ivy Funds VIP, Inc., MFS Variable Insurance Trust I and II, Oppenheimer Variable Insurance Account Funds, Pioneer Variable Contracts Trust or Van Eck VIP Trust (collectively, the Underlying Funds). Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Fund which is nondiversified), open-end management investment company.

       Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, (Advantus) acts as the investment advisor for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

       The following sub-account had a name change during 2012:

               FORMER NAME                            CURRENT NAME
       --------------------------------   -------------------------------------
       Lord Abbett Mid Cap Value          Lord Abbett Mid Cap Stock

       The following sub-accounts were added to the Account in 2012:

       Advantus Bond Class 1
       Advantus Mortgage Securities Class 1
       Advantus Index 500 Class 1
       Advantus Index 400 Mid-Cap Class 1
       Advantus Real Estate Securities Class 1

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       (A)     USE OF ESTIMATES

               The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts

                                                                     (Continued)
               in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

       (B)     NEW ACCOUNTING PRONOUNCEMENTS

               In May 2011, the FASB issued ASU 2011-04, FAIR VALUE MEASUREMENTS (Topic 820): AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSS, which clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. ASU 2011-04 was effective for annual reporting periods beginning after December 15, 2011. Management has determined that there is no material impact to the results of operations or financial position due to the adoption of ASU 2011-04.

       (C)     INVESTMENTS IN UNDERLYING FUNDS

               Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in, first out (FIFO) basis.

               All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The nonaffiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

       (D)     FEDERAL INCOME TAXES

               The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3)    EXPENSES AND RELATED PARTY TRANSACTIONS

       (A)     OPTION 1

               The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.50% of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account. This is charged through the daily unit value calculation.

               Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

                    A sales load of up to 5.00% is deducted from each premium payment. The total sales charges deducted from premium payments for the years ended December 31, 2012 and 2011 amounted to $29,546 and $51,168, respectively.

                    A state premium tax charge in the amount of 0.75 to 4.00% is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges

                                                                     (Continued)
                    deducted from premium payments for the years ended December 31, 2012 and 2011 amounted to $46,503 and $56,842, respectively.

               A federal tax charge of up to 0.35% for group-sponsored policies and up to 1.25% for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2012 and 2011 amounted to $6,466 and $7,780, respectively.

               In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, which is an optional benefit available for additional cost, subject to age and contract, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or 2.00% of the amount withdrawn. The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract. See the table below for these charges.

               The total cash value charges for the years ended December 31, 2012 and 2011 for each applicable segregated sub-account are as follows:

                                                                      2012        2011
                                                                  ----------  ----------
               Advantus Bond Class 2                              $   10,920       9,032
               Advantus Money Market                                 119,863      88,545
               Advantus Index 500 Class 2                            241,722     256,380
               Advantus Mortgage Securities Class 2                    6,334       6,259
               Advantus International Bond Class 2                     1,984       1,579
               Advantus Index 400 Mid-Cap Class 2                     16,797      15,254
               Advantus Real Estate Securities Class 2                 4,853       3,400
               Fidelity VIP Contrafund                                32,618      30,039
               Fidelity VIP Equity-Income                            100,872     105,099
               Fidelity VIP High Income                                3,769       4,187
               Ivy Funds VIP Balanced                                 60,624      51,851
               Janus Aspen Series Forty                                8,587      10,535
               Janus Aspen Series Overseas                            12,257      10,607

                                                                     (Continued)

                                                                     2012        2011
                                                                  ----------  ----------
               Ivy Funds VIP Growth                               $   54,729      53,398
               Ivy Funds VIP International Value                      18,179      17,281
               Ivy Funds VIP Small Cap Growth                         41,105      30,887
               Ivy Funds VIP Value                                    34,756      31,728
               Ivy Funds VIP Micro Cap Growth                          7,358       7,292
               Ivy Funds VIP Small Cap Value                          10,222       8,977
               Ivy Funds VIP Core Equity                               1,827       2,001

               To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.70% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.02% to 0.10% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

       (B)     OPTION 2

               The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account. This is charged through the daily unit value calculation.

               Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

                    A sales load of up to 5.00% is deducted from each premium payment. The total sales charges deducted from premium payments for the years ended December 31, 2012 and 2011 amounted to $59,930 and $56,908, respectively.

                    A state premium tax charge in the amount of 0.75 to 4.00% is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 2012 and 2011 amounted to $272,063 and $688,416, respectively.

                    A federal tax charge of up to 0.35% for group-sponsored policies and up to 1.25% for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2012 and 2011 amounted to $54,036 and $106,096, respectively.

               In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, which is an optional benefit available for additional cost, subject to age and contract, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held

                                                                     (Continued)
               by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or 2.00% of the amount withdrawn. The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract. See the table below for these charges.

               The total cash value charges for the years ended December 31, 2012 and 2011 for each applicable segregated sub-account are as follows:

                                                                         2012             2011
                                                                   ---------------  ---------------
               Advantus Bond Class 2                               $       269,962          236,003
               Advantus Money Market                                     3,309,893        1,476,764
               Advantus Index 500 Class 1                                      355               --
               Advantus Index 500 Class 2                                  466,742          400,938
               Advantus Mortgage Securities Class 1                            346               --
               Advantus Mortgage Securities Class 2                          5,618            4,503
               Advantus International Bond Class 2                          45,017           35,595
               Advantus Index 400 Mid-Cap Class 2                          239,189          230,191
               Advantus Real Estate Securities Class 1                         170               --
               Advantus Real Estate Securities Class 2                      22,767           17,652
               Fidelity VIP Contrafund                                   1,207,853        1,170,689
               Fidelity VIP Growth & Income                                376,588          353,345
               Fidelity VIP Equity-Income                                  281,599          252,309
               Fidelity VIP High Income                                    197,557          170,031
               Fidelity VIP Asset Manager                                  115,579          126,054
               Fidelity VIP Asset Manager Growth                           254,454          243,084
               Fidelity VIP Balanced                                       160,714          153,723
               Fidelity VIP Growth                                       1,238,611        1,216,785
               Fidelity VIP Growth Opportunities                           409,853          409,713
               Fidelity VIP Index 500                                      600,413          563,060
               Fidelity VIP Investment Grade Bond                          157,733          123,747
               Fidelity VIP Mid Cap                                        839,107          854,222
               Fidelity VIP Money Market                                   422,540          414,950
               Fidelity VIP Overseas                                       442,284          466,196
               Fidelity VIP Aggressive Growth                               76,620           78,863
               Fidelity VIP Dynamic Capital Appreciation                    29,148           26,369
               Fidelity VIP Value                                           31,418           30,772
               Fidelity VIP Value Strategy                                  27,989           25,936
               Fidelity VIP Growth Stock                                    26,978           21,582
               Fidelity VIP Real Estate                                     60,554           50,694
               Fidelity VIP Strategic Income                                29,393           19,405

                                                                     (Continued)

                                                                         2012             2011
                                                                   ---------------  ---------------
               Fidelity VIP International Capital Appreciation     $        47,822           46,901
               Fidelity VIP Value Leaders                                    2,781            5,517
               Fidelity VIP Freedom 2010                                     7,319            6,944
               Fidelity VIP Growth                                       1,238,611        1,216,785
               Fidelity VIP Freedom 2015                                     5,890            5,924
               Fidelity VIP Freedom 2020                                    23,537           21,258
               Fidelity VIP Freedom 2025                                    19,897           17,519
               Fidelity VIP Freedom 2030                                    59,023           51,661
               Fidelity VIP Freedom Income                                   2,549            1,959
               Fidelity VIP Disciplined Small Cap                           16,189           12,988
               Fidelity VIP Emerging Markets                                36,788           30,090
               Fidelity VIP Freedom 2035                                     7,069            3,443
               Fidelity VIP Freedom 2040                                     5,022            2,637
               Fidelity VIP Freedom 2045                                     3,702            1,688
               Fidelity VIP Freedom 2050                                     5,113            2,501
               Fidelity VIP FundsManager 20%                                   785            1,604
               Fidelity VIP FundsManager 50%                                 1,176            1,440
               Fidelity VIP FundsManager 60%                                 3,436            2,059
               Fidelity VIP FundsManager 70%                                 2,798              519
               Fidelity VIP FundsManager 85%                                11,080            5,189
               Janus Aspen Forty                                            24,386           19,654
               Janus Aspen Overseas                                         58,498           72,581
               Lord Abbett Mid Cap Stock                                     4,665            8,913
               Ivy Funds VIP Balanced                                       59,557           39,974
               Ivy Funds VIP Growth                                         44,507           34,482
               Ivy Funds VIP International Value                            52,627           37,145
               Ivy Funds VIP Small Cap Growth                               31,770           26,173
               Ivy Funds VIP Value                                          22,719           18,817
               Ivy Funds VIP Micro-Cap Growth                               10,840            9,880
               Ivy Funds VIP Small Cap Value                                27,197           17,009
               Ivy Funds VIP Core Equity                                    22,134           15,399
               Ivy Funds VIP Science and Technology                            137              108
               MFS Research Bond Series                                      1,397               87
               MFS VIT II Emerging Markets Equity                               --               --
               Oppenheimer Global Securities                                   159            1,234
               Oppenheimer MS Small & Mid-Cap                                  204              245
               Pioneer Mid Cap Value                                            --               --
               Van Eck Global Hard Assets                                      294              108

               To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.70% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets to Securian. Each fund pays an

                                                                     (Continued)
               annual fee ranging from 0.02% to 0.10% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

       (C)     OPTION 3

               There is no mortality and expense charge on Option 3 policies.

               Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

                    A sales load of up to 5.00% is deducted from each premium payment. The total sales charges deducted from premium payments for the years ended December 31, 2012 and 2011 amounted to $9,943 and $9,902, respectively.

                    A state premium tax charge in the amount of 0.75 to 4.00% is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 2012 and 2011 amounted to $612,848 and $12,794, respectively.

                    A federal tax charge of up to 0.35% for group-sponsored policies and up to 1.25% for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2012 and 2011 amounted to $82,826 and $7,791, respectively.

               In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, which is an optional benefit available for additional cost, subject to age and contract, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or 2.00% of the amount withdrawn. The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract. See the table below for these charges.

                                                                     (Continued)

               The total cash value charges for the years ended December 31, 2012 and 2011, for each applicable segregated sub-accounts are as follows:

                                                                        2012            2011
                                                                   --------------  --------------
               Advantus Bond Class 1                               $        6,803              --
               Advantus Bond Class 2                                      845,754         790,682
               Advantus Money Market                                      651,752         612,678
               Advantus Index 500 Class 1                                  26,927              --
               Advantus Index 500 Class 2                               2,466,834       2,201,198
               Advantus Mortgage Securities Class 1                         1,975              --
               Advantus Mortgage Securities Class 2                        25,576          25,400
               Advantus International Bond Class 2                             64              62
               Advantus Index 400 Mid-Cap Class 1                          15,000              --
               Advantus Index 400 Mid-Cap Class 2                       1,961,650       1,819,093
               Advantus Real Estate Securities Class 1                      5,938              --
               Advantus Real Estate Securities Class 2                     93,127          83,875
               Fidelity VIP Contrafund                                        614             570
               Fidelity VIP Equity-Income                                     618             578
               Fidelity VIP High Income                                     1,061             663
               Janus Aspen Series Forty                                         5              13
               Janus Aspen Series Overseas                                113,350         122,945
               Lord Abbett Mid Cap Stock                                  157,728         138,428
               Ivy Funds VIP Balanced                                       2,058           1,551
               Ivy Funds VIP Growth                                       164,475         139,014
               Ivy Funds VIP International Value                          164,603         153,956
               Ivy Funds VIP Small Cap Growth                                 657             593
               Ivy Funds VIP Value                                             23              13
               Ivy Funds VIP Micro-Cap Growth                                  89              77
               Ivy Funds VIP Small Cap Value                                2,612           2,241
               Ivy Funds VIP Core Equity                                      615             550
               Ivy Funds VIP Science and Technology                       105,943          88,801
               MFS Research Bond                                           17,164           6,284
               MFS VIT II Emerging Market Equity                           14,031           2,328
               Oppenheimer Global Securities                               23,342          13,592
               Oppenheimer MS Small & Mid-Cap                              12,187           1,144
               Pioneer Mid Cap Value                                        9,583           5,411
               Van Eck Global Hard Assets                                 116,526         106,595

               To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.70% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.02% to 0.10% of net assets to State Street, Inc. for daily fund accounting

                                                                     (Continued)
               services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

       (D)     OPTION 4

               There is no mortality and expense charge on Option 4 policies; however, there is a 0.10% administrative charge.

               Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

                    A premium tax charge in the amount of 0.75 to 4.00% is deducted from each premium payment. Premium taxes are paid to state and local governments. There were no premium tax charges deducted from premium payments for the years ended December 31, 2012 and 2011.

                    A federal tax charge of up to 0.35% for group-sponsored policies and up to 1.25% for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. There were no federal tax charges for the years ended December 31, 2012 and 2011.

               In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, which is an optional benefit available for additional cost, subject to age and contract, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or 2.00% of the amount withdrawn. The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract. There were no cash value charges for the years ended December 31, 2012 and 2011.

               To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.70% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.02% to 0.10% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

(4)    FAIR VALUE MEASUREMENTS

       In accordance with Accounting Standards Codification (ASC) 820, FAIR VALUE MEASUREMENT (ASC 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

                                                                     (Continued)

       The fair value of the Account's financial assets and financial liabilities has been determined using available market information as of December 31, 2012 and 2011. Although the Account is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

       Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

       The Account is required to categorize its financial assets and financial liabilities recorded on the balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability, based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

       Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

       Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

       Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

       The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

       As of December 31, 2012, all of the Account's investments are in mutual funds for which quoted prices are available in an active market. Therefore, all investments have been categorized as Level 1. There were no transfers in and out of Level 1 and Level 2 fair value measurements. The characterization of the underlying securities held by the funds in accordance with the Fair Value Measurement and Disclosures topic of the FASB ASC 820 differs from the characterization of an investment in the fund.

                                                                     (Continued)

(5)    INVESTMENT TRANSACTIONS

       The aggregate cost of purchases and proceeds from sales of investments during the year ended December 31, 2012 were as follows:

                                                              PURCHASES          SALES
                                                           ---------------  ---------------
       Advantus Bond Class 1                               $     2,583,019           55,530
       Advantus Bond Class 2                                     2,598,880        3,993,861
       Advantus Money Market                                     5,024,159        5,594,501
       Advantus Index 500 Class 1                               10,999,798          343,955
       Advantus Index 500 Class 2                                5,709,503       18,105,263
       Advantus Mortgage Securities Class 1                        323,919            9,226
       Advantus Mortgage Securities Class 2                        154,907          403,683
       Advantus International Bond Class 2                         519,169          529,886
       Advantus Index 400 Mid-Cap Class 1                        6,101,932           29,267
       Advantus Index 400 Mid-Cap Class 2                        3,933,433        8,932,553
       Advantus Real Estate Securities Class 1                   1,905,660          127,578
       Advantus Real Estate Securities Class 2                     662,088        2,167,523
       Fidelity VIP Contrafund                                   1,511,128        2,008,680
       Fidelity VIP Growth & Income                                393,241          436,021
       Fidelity VIP Equity-Income                                  863,273          515,289
       Fidelity VIP High Income                                    486,630          299,073
       Fidelity VIP Asset Manager                                  119,915          145,305
       Fidelity VIP Asset Manager Growth                           269,901          286,961
       Fidelity VIP Balanced                                       267,199          211,917
       Fidelity VIP Growth                                       1,151,164        1,628,743
       Fidelity VIP Growth Opportunities                           438,301          633,675
       Fidelity VIP Index 500                                      718,765          839,593
       Fidelity VIP Investment Grade Bond                          349,010          194,665
       Fidelity VIP Mid-Cap                                      1,070,645        1,288,530
       Fidelity VIP Money Market                                 1,153,690        1,126,288
       Fidelity VIP Overseas                                       502,648          610,467
       Fidelity VIP Aggressive Growth                               99,439           97,682
       Fidelity VIP Dynamic Capital Appreciation                    94,298           34,083
       Fidelity VIP Value                                           46,844           34,220
       Fidelity VIP Value Strategy                                  46,669           58,438
       Fidelity VIP Growth Stock                                    34,910           31,196
       Fidelity VIP Real Estate                                    124,179           84,238
       Fidelity VIP Strategic Income                               128,995           59,578
       Fidelity VIP Intl Capital Appreciation                       58,231           63,357
       Fidelity VIP Value Leaders                                    3,317            4,313
       Fidelity VIP Freedom 2010                                     9,771            7,436
       Fidelity VIP Freedom 2015                                     8,487            5,934
       Fidelity VIP Freedom 2020                                    26,316           24,884
       Fidelity VIP Freedom 2025                                    25,666           22,829
       Fidelity VIP Freedom 2030                                    86,485           61,669

                                                                     (Continued)

                                                              PURCHASES            SALES
                                                           ---------------  ---------------
       Fidelity VIP Freedom Income                         $         4,989            2,827
       Fidelity VIP Disciplined Small Cap                           43,064           26,026
       Fidelity VIP Emerging Markets                                98,479          101,592
       Fidelity VIP Freedom 2035                                    11,203            7,414
       Fidelity VIP Freedom 2040                                    11,905            5,453
       Fidelity VIP Freedom 2045                                    18,041            4,145
       Fidelity VIP Freedom 2050                                    15,063            5,118
       Fidelity VIP Funds Manager 20%                               43,381           40,749
       Fidelity VIP Funds Manager 50%                                7,911            1,198
       Fidelity VIP Funds Manager 60%                                5,327            3,455
       Fidelity VIP Funds Manager 70%                               13,726            8,244
       Fidelity VIP Funds Manager 85%                               37,265           94,421
       Janus Aspen Forty                                            94,927           83,693
       Janus Aspen Overseas                                        664,493        1,508,231
       Lord Abbett Mid Cap Stock                                   620,388          604,984
       Ivy Funds VIP Balanced                                      771,090          290,690
       Ivy Funds VIP Growth                                        236,285          296,383
       Ivy Funds VIP International Value                         1,496,506        1,326,762
       Ivy Funds VIP Small Cap Growth                              204,601           74,966
       Ivy Funds VIP Value                                          92,436           52,380
       Ivy Funds VIP Micro-Cap Growth                               34,333           48,440
       Ivy Funds VIP Small Cap Value                               181,361           36,301
       Ivy Funds VIP Core Equity                                   113,211           36,575
       Ivy Funds VIP Science & Technology                        1,441,060          995,421
       MFS Research Bond Series                                    673,447          221,018
       MFS VIT II Emerging Market Equity                           763,048          237,907
       Oppenheimer Global Securities                               528,374          261,836
       Oppenheimer MS Small & Mid-Cap                              647,234           75,061
       Pioneer Mid Cap Value                                       173,775           51,499
       Van Eck Global Hard Assets                                1,066,229        1,142,252

                                                                    (Continued)

(6)    UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

       Transactions in units for each segregated sub-account for the years ended December 31, 2012 and 2011 were as follows:

                                                                                SEGREGATED SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                                                         ADVANTUS        ADVANTUS
                                                        ADVANTUS        ADVANTUS        ADVANTUS          INDEX           INDEX
                                                          BOND            BOND            MONEY            500             500
                                                         CLASS 1         CLASS 2         MARKET          CLASS 1         CLASS 2
                                                      -------------   -------------   -------------   -------------   -------------
       Units outstanding at December 31, 2010                    --       7,846,674       2,810,324              --      32,788,570
             Contract purchase payments                          --       1,639,786       2,158,487              --       3,558,640
             Contract terminations, withdrawal
                payments and charges                             --      (1,099,656)     (1,728,538)             --      (4,205,563)
                                                      -------------   -------------   -------------   -------------   -------------
       Units outstanding at December 31, 2011                    --       8,386,804       3,240,273              --      32,141,647
             Contract purchase payments                   2,499,125       1,341,817       3,537,005      10,259,882       2,715,195
             Contract terminations, withdrawal
                payments and charges                        (54,505)     (2,198,823)     (3,948,474)       (334,502)     (8,396,585)
                                                      -------------   -------------   -------------   -------------   -------------
       Units outstanding at December 31, 2012             2,444,620       7,529,798       2,828,804       9,925,380      26,460,257
                                                      =============   =============   =============   =============   =============

                                                                                SEGREGATED SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                        ADVANTUS        ADVANTUS        ADVANTUS        ADVANTUS        ADVANTUS
                                                        MORTGAGE        MORTGAGE      INTERNATIONAL     INDEX 400       INDEX 400
                                                       SECURITIES      SECURITIES         BOND           MID-CAP         MID-CAP
                                                         CLASS 1         CLASS 2         CLASS 2         CLASS 1         CLASS 2
                                                      -------------   -------------   -------------   -------------   -------------
       Units outstanding at December 31, 2010                    --         517,164         740,641              --      13,850,686
             Contract purchase payments                          --          73,300         214,399              --         893,578
             Contract terminations, withdrawal
                payments and charges                             --         (62,019)        (12,801)             --      (2,275,027)
                                                      -------------   -------------   -------------   -------------   -------------
       Units outstanding at December 31, 2011                    --         528,445         942,239              --      12,469,237
             Contract purchase payments                     320,194         115,499         211,416       5,748,510       1,453,737
             Contract terminations, withdrawal
                payments and charges                         (9,054)       (333,752)       (208,902)        (28,305)     (3,281,671)
                                                      -------------   -------------   -------------   -------------   -------------
       Units outstanding at December 31, 2012               311,140         310,192         944,753       5,720,205      10,641,303
                                                      =============   =============   =============   =============   =============

                                                                     (Continued)

                                                                                SEGREGATED SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                        ADVANTUS        ADVANTUS
                                                       REAL ESTATE     REAL ESTATE                    FIDELITY VIP
                                                       SECURITIES      SECURITIES     FIDELITY VIP      GROWTH &      FIDELITY VIP
                                                         CLASS 1         CLASS 2       CONTRAFUND        INCOME       EQUITY-INCOME
                                                      -------------   -------------   -------------   -------------   -------------
       Units outstanding at December 31, 2010                    --         967,131       1,854,574         773,059         865,023
             Contract purchase payments                          --         248,480         461,690         310,867         145,650
             Contract terminations, withdrawal
                payments and charges                             --         (96,129)       (495,394)       (326,119)       (235,921)
                                                      -------------   -------------   -------------   -------------   -------------
       Units outstanding at December 31, 2011                    --       1,119,482       1,820,870         757,807         774,752
             Contract purchase payments                   1,817,769         252,310         461,015         284,572         319,039
             Contract terminations, withdrawal
                payments and charges                       (124,700)       (787,519)       (636,845)       (335,424)       (231,789)
                                                      -------------   -------------   -------------   -------------   -------------
       Units outstanding at December 31, 2012             1,693,069         584,273       1,645,040         706,955         862,002
                                                      =============   =============   =============   =============   =============

                                                                                SEGREGATED SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                       FIDELITY VIP    FIDELITY VIP
                                                      FIDELITY VIP        ASSET       ASSET MANAGER   FIDELITY VIP    FIDELITY VIP
                                                       HIGH INCOME       MANAGER         GROWTH         BALANCED         GROWTH
                                                      -------------   -------------   -------------   -------------   -------------
       Units outstanding at December 31, 2010               667,133         229,871         724,922         251,536       4,908,706
             Contract purchase payments                     183,079          77,969         204,056         133,629       1,334,430
             Contract terminations, withdrawal
                payments and charges                       (172,909)        (87,797)       (221,863)       (131,459)     (1,522,081)
                                                      -------------   -------------   -------------   -------------   -------------
       Units outstanding at December 31, 2011               677,303         220,043         707,115         253,706       4,721,055
             Contract purchase payments                     221,102          77,115         210,293         152,279       1,212,527
             Contract terminations, withdrawal
                payments and charges                       (161,926)        (98,149)       (235,122)       (133,408)     (1,748,591)
                                                      -------------   -------------   -------------   -------------   -------------
       Units outstanding at December 31, 2012               736,479         199,009         682,286         272,577       4,184,991
                                                      =============   =============   =============   =============   =============

                                                                     (Continued)

                                                                              SEGREGATED SUB-ACCOUNTS
                                                -----------------------------------------------------------------------------------
                                                 FIDELITY VIP                      FIDELITY VIP
                                                    GROWTH        FIDELITY VIP      INVESTMENT      FIDELITY VIP     FIDELITY VIP
                                                 OPPORTUNITIES      INDEX 500       GRADE BOND         MID-CAP       MONEY MARKET
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2010                           1,071,528        1,767,324          237,201        1,647,688          823,332
             Contract purchase payments                 471,667          555,808           70,825          275,024          585,348
             Contract terminations, withdrawal
                payments and charges                   (515,707)        (618,795)         (91,252)        (392,922)        (512,287)
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2011                           1,027,488        1,704,337          216,774        1,529,790          896,393
             Contract purchase payments                 394,943          564,808          154,376          254,483          889,460
             Contract terminations, withdrawal
                payments and charges                   (578,756)        (718,331)         (92,550)        (447,459)        (867,303)
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2012                             843,675        1,550,814          278,600        1,336,814          918,550
                                                ===============  ===============  ===============  ===============  ===============

                                                                              SEGREGATED SUB-ACCOUNTS
                                                -----------------------------------------------------------------------------------
                                                                  FIDELITY VIP     FIDELITY VIP                      FIDELITY VIP
                                                 FIDELITY VIP      AGGRESSIVE     DYNAMIC CAPITAL   FIDELITY VIP         VALUE
                                                   OVERSEAS          GROWTH        APPRECIATION         VALUE          STRATEGY
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2010                           2,284,487          141,712          182,254           62,451           92,633
             Contract purchase payments                 452,644           80,778           29,063           35,144           38,762
             Contract terminations, withdrawal
                payments and charges                   (625,599)        (102,533)         (47,817)         (40,249)         (35,196)
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2011                           2,111,532          119,957          163,500           57,346           96,199
             Contract purchase payments                 438,904           92,894           62,761           30,391           26,826
             Contract terminations, withdrawal
                payments and charges                   (587,881)         (90,551)         (23,475)         (23,205)         (34,413)
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2012                           1,962,555          122,300          202,786           64,532           88,612
                                                ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                                                                              SEGREGATED SUB-ACCOUNTS
                                                -----------------------------------------------------------------------------------
                                                 FIDELITY VIP                      FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                                                    GROWTH        FIDELITY VIP       STRATEGIC      INTL CAPITAL         VALUE
                                                     STOCK         REAL ESTATE        INCOME        APPRECIATION        LEADERS
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2010                              19,238           93,463          151,226          199,017            6,656
             Contract purchase payments                  22,517           36,226           53,724           61,351            7,755
             Contract terminations, withdrawal
                payments and charges                    (22,848)         (34,277)         (65,648)         (69,455)          (6,407)
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2011                              18,907           95,412          139,302          190,913            8,004
             Contract purchase payments                  19,184           40,651           72,276           55,577            3,674
             Contract terminations, withdrawal
                payments and charges                    (17,283)         (29,915)         (36,612)         (62,828)          (4,978)
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2012                              20,808          106,148          174,966          183,662            6,700
                                                ===============  ===============  ===============  ===============  ===============

                                                                              SEGREGATED SUB-ACCOUNTS
                                                -----------------------------------------------------------------------------------
                                                 FIDELITY VIP     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                                                 FREEDOM 2010     FREEDOM 2015     FREEDOM 2020     FREEDOM 2025     FREEDOM 2030
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2010                               8,077            8,433           24,930           20,594          111,207
             Contract purchase payments                   9,535            6,185           42,718           15,649           61,293
             Contract terminations, withdrawal
                payments and charges                     (5,618)          (5,536)         (18,182)         (18,113)         (64,755)
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2011                              11,994            9,082           49,466           18,130          107,745
             Contract purchase payments                   7,324            6,380           20,132           20,464           69,630
             Contract terminations, withdrawal
                payments and charges                     (5,890)          (4,704)         (20,258)         (18,707)         (52,355)
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2012                              13,428           10,758           49,340           19,887          125,020
                                                ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                                                                              SEGREGATED SUB-ACCOUNTS
                                                -----------------------------------------------------------------------------------
                                                 FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                                                    FREEDOM        DISCIPLINED       EMERGING       FIDELITY VIP     FIDELITY VIP
                                                    INCOME          SMALL CAP         MARKETS       FREEDOM 2035     FREEDOM 2040
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2010                               7,697           53,637          221,986            4,313            7,837
             Contract purchase payments                   2,306           26,497           76,460            4,973            3,571
             Contract terminations, withdrawal
                payments and charges                     (1,516)         (23,690)         (72,682)          (2,542)          (1,866)
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2011                               8,487           56,444          225,764            6,744            9,542
             Contract purchase payments                   3,703           31,723          125,823            6,710            7,000
             Contract terminations, withdrawal
                payments and charges                     (2,236)         (22,484)        (131,166)          (4,592)          (3,343)
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2012                               9,954           65,683          220,421            8,862           13,199
                                                ===============  ===============  ===============  ===============  ===============

                                                                              SEGREGATED SUB-ACCOUNTS
                                                -----------------------------------------------------------------------------------
                                                                                   FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                                                 FIDELITY VIP     FIDELITY VIP         FUNDS            FUNDS            FUNDS
                                                 FREEDOM 2045     FREEDOM 2050      MANAGER 20%      MANAGER 50%      MANAGER 60%
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2010                               3,189           13,834            4,933            5,200            4,483
             Contract purchase payments                   2,001            3,736            2,158            1,737            2,502
             Contract terminations, withdrawal
                payments and charges                     (1,031)          (1,614)          (3,357)          (1,003)          (1,374)
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2011                               4,159           15,956            3,734            5,934            5,611
             Contract purchase payments                  10,331            6,720           34,450            5,393            3,566
             Contract terminations, withdrawal
                payments and charges                     (2,529)          (3,087)         (32,326)            (839)          (2,382)
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2012                              11,961           19,589            5,858           10,488            6,795
                                                ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                                                                              SEGREGATED SUB-ACCOUNTS
                                                -----------------------------------------------------------------------------------
                                                 FIDELITY VIP     FIDELITY VIP         JANUS            JANUS         LORD ABBETT
                                                     FUNDS            FUNDS            ASPEN            ASPEN           MID CAP
                                                  MANAGER 70%      MANAGER 85%         FORTY          OVERSEAS           STOCK
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2010                               6,227           71,594          158,334        3,094,496        2,126,520
             Contract purchase payments                   1,522           62,350           45,348          314,533          599,148
             Contract terminations, withdrawal
                payments and charges                       (446)          (5,865)         (58,801)      (1,673,787)        (284,076)
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2011                               7,303          128,079          144,881        1,735,242        2,441,592
             Contract purchase payments                   9,241           22,558           91,963          364,918          503,721
             Contract terminations, withdrawal
                payments and charges                     (5,545)         (58,815)         (76,343)      (1,324,559)        (510,934)
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2012                              10,999           91,822          160,501          775,601        2,434,379
                                                ===============  ===============  ===============  ===============  ===============

                                                                              SEGREGATED SUB-ACCOUNTS
                                                -----------------------------------------------------------------------------------
                                                                                   IVY FUNDS VIP    IVY FUNDS VIP
                                                 IVY FUNDS VIP    IVY FUNDS VIP    INTERNATIONAL      SMALL CAP      IVY FUNDS VIP
                                                   BALANCED          GROWTH            VALUE           GROWTH            VALUE
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2010                             667,762        1,680,357        2,038,325          114,869          100,952
             Contract purchase payments                 239,989           63,249        1,212,246          291,814           34,276
             Contract terminations, withdrawal
                payments and charges                    (78,013)        (238,499)        (394,108)         (29,224)         (28,097)
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2011                             829,738        1,505,107        2,856,463          377,459          107,131
             Contract purchase payments                 230,705           59,327          961,156          100,564           37,764
             Contract terminations, withdrawal
                payments and charges                   (111,373)        (225,180)        (771,688)         (35,664)         (26,535)
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2012                             949,070        1,339,254        3,045,931          442,359          118,360
                                                ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                                                                              SEGREGATED SUB-ACCOUNTS
                                                -----------------------------------------------------------------------------------
                                                 IVY FUNDS VIP    IVY FUNDS VIP                     IVY FUNDS VIP         MFS
                                                   MICRO-CAP        SMALL CAP      IVY FUNDS VIP      SCIENCE &        RESEARCH
                                                    GROWTH            VALUE         CORE EQUITY      TECHNOLOGY       BOND SERIES
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2010                              66,050           49,234           42,383        2,185,026           51,655
             Contract purchase payments                  20,343          233,325           44,779          497,659          363,166
             Contract terminations, withdrawal
                payments and charges                    (31,897)         (17,015)         (13,416)        (208,770)         (69,286)
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2011                              54,496          265,544           73,746        2,473,915          345,535
             Contract purchase payments                   9,618           59,214           75,447          899,425          587,014
             Contract terminations, withdrawal
                payments and charges                    (18,324)         (15,917)         (26,374)        (767,438)        (199,540)
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2012                              45,790          308,841          122,819        2,605,902          733,009
                                                ===============  ===============  ===============  ===============  ===============

                                                                              SEGREGATED SUB-ACCOUNTS
                                                -----------------------------------------------------------------------------------
                                                      MFS
                                                    VIT II         OPPENHEIMER      OPPENHEIMER        PIONEER          VAN ECK
                                                   EMERGING          GLOBAL          MS SMALL          MID CAP          GLOBAL
                                                 MARKET EQUITY     SECURITIES        & MID-CAP          VALUE         HARD ASSETS
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2010                                  --          157,321               --           46,445        3,165,930
             Contract purchase payments                 104,244          369,045           54,749           67,258          910,009
             Contract terminations, withdrawal
                payments and charges                     (1,992)         (46,327)         (10,271)         (39,366)        (392,861)
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2011                             102,252          480,039           44,478           74,337        3,683,078
             Contract purchase payments                 795,824          417,150          616,092          139,135          644,944
             Contract terminations, withdrawal
                payments and charges                   (255,830)        (217,194)         (73,605)         (41,681)      (1,035,502)
                                                ---------------  ---------------  ---------------  ---------------  ---------------
       Units outstanding at
          December 31, 2012                             642,246          679,995          586,965          171,791        3,292,520
                                                ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

(7)     FINANCIAL HIGHLIGHTS

       A summary of units outstanding, unit values, net assets, ratios, and total return for variable annuity contracts for the years ended December 31, 2012, 2011, 2010, 2009, and 2008 is as follows:

                                                          AT DECEMBER 31                       YEARS ENDED DECEMBER 31
                                              ----------------------------------- -----------------------------------------------
                                                              UNIT
                                                           FAIR VALUE             INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                                 UNITS       LOWEST                 INCOME      LOWEST TO        LOWEST TO
                                              OUTSTANDING  TO HIGHEST  NET ASSETS   RATIO*      HIGHEST**        HIGHEST***
                                              ----------- ------------ ---------- ---------- --------------- --------------------
     Advantus Bond Class 1
     2012 (a)                                   2,444,620 1.04 to 1.04  2,548,979   0.00%     0.00% to 0.25%    3.41% to 3.54%
     Advantus Bond Class 2
     2012                                       7,529,798 1.82 to 2.31 15,334,543   0.00%     0.00% to 0.50%    6.88% to 7.42%
     2011                                       8,386,804 1.69 to 2.16 15,568,674   0.00%     0.00% to 0.50%    7.49% to 8.02%
     2010                                       7,846,674 1.56 to 2.01 13,395,777   0.00%     0.00% to 0.50%    8.87% to 9.41%
     2009                                       6,053,198 1.43 to 1.85  9,049,447   0.00%     0.00% to 0.50%   14.99% to 15.57%
     2008                                      21,279,593 1.24 to 1.61 26,866,649   0.00%     0.00% to 0.50% (13.95)% to -13.52%
     Advantus Money Market
     2012                                       2,828,804 1.39 to 1.46  3,973,120   0.00%     0.00% to 0.50%   (0.50)% to 0.00%
     2011                                       3,240,273 1.39 to 1.49  4,543,401   0.00%     0.00% to 0.50%   (0.50)% to 0.00%
     2010                                       2,810,324 1.00 to 1.47  3,935,210   0.03%     0.00% to 0.50%   (0.51)% to 0.00%
     2009                                       3,654,220 1.00 to 1.50  5,114,103   0.26%     0.00% to 0.50%   (0.23)% to 0.27%
     2008                                       3,043,857 1.00 to 1.50  4,265,762   2.07%     0.00% to 0.50%    0.00% to 2.06%
     Advantus Index 500 Class 1
     2012 (a)                                   9,925,380 1.08 to 1.08 10,756,415   0.00%     0.00% to 0.25%    5.68% to 5.81%
     Advantus Index 500 Class 2
     2012                                      26,460,257 2.11 to 3.10 58,565,294   0.00%     0.00% to 0.50%   14.85% to 15.42%
     2011                                      32,141,647 1.83 to 2.70 61,595,282   0.00%     0.00% to 0.50%    1.09% to 1.59%
     2010                                      32,788,570 1.80 to 2.67 61,852,384   0.00%     0.00% to 0.50%   13.97% to 14.54%
     2009                                      41,937,395 1.57 to 2.35 68,668,819   0.00%     0.00% to 0.50%   25.24% to 25.87%
     2008                                      28,118,389 1.25 to 1.87 37,510,473   0.00%     0.00% to 0.50% (37.52)% to (37.21)%
     Advantus Mortgage Securities Class 1
     2012 (a)                                     311,140 1.02 to 1.02    317,359   0.00%     0.00% to 0.25%    1.57% to 1.70%
     Advantus Mortgage Securities Class 2
     2012                                         310,192 1.21 to 2.18    461,490   0.00%     0.00% to 0.50%    2.97% to 3.49%
     2011                                         528,445 1.17 to 2.12    689,001   0.00%     0.00% to 0.50%    6.20% to 6.73%
     2010                                         517,164 1.10 to 2.00    630,596   0.00%     0.00% to 0.50%    6.22% to 6.76%
     2009                                         503,014 1.03 to 1.88    574,284   0.00%     0.00% to 0.50%    7.51% to 8.05%
     2008                                         370,878 0.95 to 1.75    403,409   0.00%     0.00% to 0.50% (13.40)% to (12.97)%
     Advantus International Bond Class 2
     2012                                         944,753 1.74 to 2.70  2,545,433   0.00%     0.00% to 0.50%   15.61% to 16.20%
     2011                                         942,239 1.49 to 2.33  2,190,593   0.00%     0.00% to 0.50%  (0.76)% to (0.26)%
     2010                                         740,641 1.50 to 2.34  1,730,296   0.00%     0.00% to 0.50%   13.33% to 13.90%
     2009                                         514,972 1.31 to 2.06  1,057,787   0.00%     0.00% to 0.50%   16.97% to 17.55%
     2008                                         515,324 1.12 to 1.76    902,870   0.00%     0.00% to 0.50%    3.70% to 4.23%

                                                                     (Continued)

                                                          AT DECEMBER 31                       YEARS ENDED DECEMBER 31
                                              ----------------------------------- -----------------------------------------------
                                                              UNIT
                                                           FAIR VALUE             INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                                 UNITS       LOWEST                 INCOME      LOWEST TO        LOWEST TO
                                              OUTSTANDING  TO HIGHEST  NET ASSETS   RATIO*      HIGHEST**        HIGHEST***
                                              ----------- ------------ ---------- ---------- --------------- --------------------
     Advantus Index 400 Mid-Cap Class 1
     2012 (a)                                   5,720,205 1.09 to 1.09  6,218,033   0.00%     0.00% to 0.25%    8.92% to 9.06%
     Advantus Index 400 Mid-Cap Class 2
     2012                                      10,641,303 2.80 to 3.32 29,999,753   0.00%     0.00% to 0.50%   16.66% to 17.24%
     2011                                      12,469,237 2.39 to 2.84 29,958,010   0.00%     0.00% to 0.50%  (2.75)% to (2.26)%
     2010                                      13,850,686 2.45 to 2.91 34,049,836   0.00%     0.00% to 0.50%   25.30% to 25.93%
     2009                                      10,811,518 1.94 to 2.32 21,137,548   0.00%     0.00% to 0.50%   35.75% to 36.43%
     2008                                       9,450,042 1.42 to 1.70 13,556,816   0.00%     0.00% to 0.50% (36.86)% to (36.54)%
     Advantus Real Estate Securities Class 1
     2012 (a)                                   1,693,069 1.06 to 1.38  1,804,169   0.00%     0.00% to 0.25%    3.19% to 3.32%
     Advantus Real Estate Securities Class 2
     2012                                         584,273 1.00 to 3.58  1,653,963   0.00%     0.00% to 0.50%   17.31% to 17.90%
     2011                                       1,119,483 2.29 to 2.48  2,692,644   0.00%     0.00% to 0.50%    4.89% to 5.42%
     2010                                         967,131 2.19 to 2.29  2,207,520   0.00%     0.00% to 0.50%   28.27% to 28.91%
     2009                                         837,024 1.71 to 1.77  1,482,118   0.00%     0.00% to 0.50%   23.97% to 24.59%
     2008                                       1,110,357 1.38 to 1.42  1,569,543   0.00%     0.00% to 0.50% (36.59)% to (36.27)%
     Fidelity VIP Contrafund
     2012                                       1,645,040 1.10 to 3.62  5,471,403   1.33%     0.00% to 0.50%   15.83% to 16.42%
     2011                                       1,820,870 0.95 to 3.13  5,214,603   1.04%     0.00% to 0.50%  (3.01)% to (2.52)%
     2010                                       1,854,574 0.97 to 3.22  5,463,182   1.26%     0.00% to 0.50%   16.63% to 17.22%
     2009                                       1,919,509 0.83 to 2.76  4,837,579   1.44%     0.00% to 0.50%   35.03% to 35.71%
     2008                                       2,029,989 0.61 to 2.05  3,777,644   1.00%     0.00% to 0.50%  (42.80)% to 0.00%
     Fidelity VIP Growth & Income
     2012                                         706,955    1.39         983,078   2.27%         0.25%              18.27%
     2011                                         757,807    1.18         891,019   1.80%         0.25%               1.36%
     2010                                         773,059    1.16         896,800   0.72%         0.25%              14.58%
     2009                                         801,809    1.01         811,773   1.09%         0.25%              26.89%
     2008                                         944,458    0.80         753,582   1.26%         0.25%             (41.85)%
     Fidelity VIP Equity-Income
     2012                                         862,002 0.97 to 2.44  2,035,982   3.15%     0.00% to 0.50%   16.72% to 17.31%
     2011                                         774,752 0.82 to 2.09  1,570,656   2.39%     0.00% to 0.50%    0.47% to 0.97%
     2010                                         865,023 0.82 to 2.08  1,742,804   1.42%     0.00% to 0.50%   14.57% to 15.15%
     2009                                       1,264,408 0.71 to 1.82  2,242,203   2.26%     0.00% to 0.50%   29.56% to 30.21%
     2008                                       1,452,364 0.54 to 1.40  1,989,393   2.43%     0.00% to 0.50%  (42.94)% to 0.00%
     Fidelity VIP High Income
     2012                                         736,479 1.54 to 2.03  1,444,488   6.15%     0.00% to 0.50%   13.66% to 14.23%
     2011                                         677,303 1.00 to 1.79  1,166,072   6.96%     0.00% to 0.50%    3.51% to 4.03%
     2010                                         667,133 1.00 to 1.73  1,108,923   7.33%     0.00% to 0.50%   13.26% to 13.82%
     2009                                         735,957 1.00 to 1.52  1,077,434   8.27%     0.00% to 0.50%   43.24% to 43.96%
     2008                                         703,821 0.77 to 1.06    717,749   9.32%     0.00% to 0.50%  (25.36)% to 0.00%

                                                                     (Continued)

                                                              UNIT
                                                           FAIR VALUE             INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                                 UNITS       LOWEST                 INCOME      LOWEST TO        LOWEST TO
                                              OUTSTANDING  TO HIGHEST  NET ASSETS   RATIO*      HIGHEST**        HIGHEST***
                                              ----------- ------------ ---------- ---------- --------------- --------------------
     Fidelity VIP Asset Manager
     2012                                         199,009    1.54         305,879   1.48%         0.25%              12.20%
     2011                                         220,043    1.37         301,441   1.94%         0.25%              (2.80)%
     2010                                         229,871    1.41         323,986   1.55%         0.25%              13.98%
     2009                                         271,519    1.24         335,748   2.30%         0.25%              28.79%
     2008                                         316,434    0.96         303,815   2.42%         0.25%             (28.90)%
     Fidelity VIP Asset Manager Growth
     2012                                         682,286    1.28         875,422   1.42%         0.25%              15.16%
     2011                                         707,115    1.11         787,824   1.64%         0.25%              (6.40)%
     2010                                         724,922    1.19         862,924   1.17%         0.25%              16.05%
     2009                                         796,985    1.03         817,465   (3.18)%       0.25%              32.57%
     2008                                         899,590    0.77         695,984   1.86%         0.25%             (35.97)%
     Fidelity VIP Balanced
     2012                                         272,577    1.66         451,516   1.70%         0.25%              14.78%
     2011                                         253,706    1.44         366,135   1.73%         0.25%              (3.85)%
     2010                                         251,536    1.50         377,556   1.81%         0.25%              17.78%
     2009                                         251,508    1.27         320,535   1.96%         0.25%              38.25%
     2008                                         261,781    0.92         241,318   1.74%         0.25%             (34.12)%
     Fidelity VIP Growth
     2012                                       4,184,991    0.95       3,992,065   0.59%         0.25%              14.40%
     2011                                       4,721,055    0.83       3,936,491   0.37%         0.25%              (0.05)%
     2010                                       4,908,706    0.83       4,094,894   0.36%         0.25%              23.86%
     2009                                       5,394,451    0.67       3,633,138   0.45%         0.25%              27.97%
     2008                                       5,807,257    0.53       3,056,395   0.77%         0.25%             (47.30)%
     Fidelity VIP Growth Opportunities
     2012                                         843,675    1.14         964,432   0.40%         0.25%              19.31%
     2011                                       1,027,488    0.96         984,444   0.16%         0.25%               2.04%
     2010                                       1,071,528    0.94       1,006,099   0.21%         0.25%              23.43%
     2009                                       1,210,226    0.76         920,651   0.49%         0.25%              45.49%
     2008                                       1,334,212    0.52         697,638   0.43%         0.25%             (55.13)%
     Fidelity VIP Index 500
     2012                                       1,550,814    1.23       1,902,140   2.05%         0.25%              15.62%
     2011                                       1,704,337    1.06       1,808,015   1.96%         0.25%               1.78%
     2010                                       1,767,324    1.04       1,841,970   3.82%         0.25%              14.74%
     2009                                       1,876,027    0.91       1,704,135   4.79%         0.25%              26.29%
     2008                                       2,028,443    0.72       1,459,004   2.29%         0.25%             (37.16)%
     Fidelity VIP Investment Grade Bond
     2012                                         278,600    2.14         597,461   2.39%         0.25%               5.63%
     2011                                         216,774    2.03         440,088   3.16%         0.25%               7.07%
     2010                                         237,201    1.90         449,771   2.73%         0.25%               7.54%
     2009                                         337,198    1.76         594,574   8.99%         0.25%              15.43%
     2008                                         288,806    1.53         441,160   4.26%         0.25%              (3.49)%
     2007                                         274,299    1.58         434,158   4.38%         0.25%               4.08%

                                                                 (Continued)

                                                          AT DECEMBER 31                       YEARS ENDED DECEMBER 31
                                              ----------------------------------- -----------------------------------------------
                                                              UNIT
                                                           FAIR VALUE             INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                                 UNITS       LOWEST                 INCOME      LOWEST TO        LOWEST TO
                                              OUTSTANDING  TO HIGHEST  NET ASSETS   RATIO*      HIGHEST**        HIGHEST***
                                              ----------- ------------ ---------- ---------- --------------- --------------------
     Fidelity VIP Mid-Cap
     2012                                       1,336,814    3.02       4,039,601   0.61%         0.25%              14.54%
     2011                                       1,529,790    2.64       4,035,782   0.25%         0.25%             (10.84)%
     2010                                       1,647,688    2.96       4,875,051   0.52%         0.25%              28.51%
     2009                                       1,892,042    2.30       4,356,023   0.69%         0.25%              39.74%
     2008                                       2,215,347    1.65       3,649,982   0.43%         0.25%             (39.59)%
     Fidelity VIP Money Market
     2012                                         918,550    1.30       1,190,907   0.14%         0.25%              (0.11)%
     2011                                         896,393    1.30       1,163,505   0.11%         0.25%              (0.14)%
     2010                                         823,332    1.30       1,070,165   0.24%         0.25%              (0.01)%
     2009                                         807,573    1.30       1,049,757   0.74%         0.25%               0.47%
     2008                                         875,440    1.29       1,132,669   2.95%         0.25%               2.77%
     Fidelity VIP Overseas
     2012                                       1,962,555    1.14       2,230,041   1.99%         0.25%              20.44%
     2011                                       2,111,532    0.94       1,992,156   1.36%         0.25%             (17.37)%
     2010                                       2,284,487    1.14       2,608,415   1.36%         0.25%              12.83%
     2009                                       2,618,576    1.01       2,649,847   2.19%         0.25%              26.21%
     2008                                       2,884,784    0.80       2,312,922   2.60%         0.25%             (43.95)%
     Fidelity VIP Aggressive Growth
     2012                                         122,300    1.11         135,319   0.00%         0.25%              11.43%
     2011                                         119,957    0.99         119,114   0.00%         0.25%              (9.22)%
     2010                                         141,712    1.09         155,002   0.00%         0.25%              24.65%
     2009                                         184,661    0.88         162,032   0.00%         0.25%              39.38%
     2008                                         182,074    0.63         114,623   0.00%         0.25%             (48.90)%
     Fidelity VIP Dynamic Capital Appreciation
     2012                                         202,786    1.53         310,647   0.80%         0.25%              22.42%
     2011                                         163,500    1.25         204,601   0.25%         0.25%              (2.93)%
     2010                                         182,254    1.29         234,954   0.21%         0.25%              18.11%
     2009                                         179,308    1.09         195,710   0.25%         0.25%              35.76%
     2008                                         216,918    0.80         174,392   0.80%         0.25%             (41.38)%
     Fidelity VIP Value
     2012                                          64,532    1.60         103,145   1.94%         0.25%              20.60%
     2011                                          57,346    1.33          76,000   0.94%         0.25%              (2.75)%
     2010                                          62,451    1.36          85,105   1.38%         0.25%              17.53%
     2009                                          66,611    1.16          77,237   0.95%         0.25%              42.31%
     2008                                          61,930    0.81          50,461   0.84%         0.25%             (46.67)%
     Fidelity VIP Value Strategy
     2012                                          88,612    1.88         166,863   0.61%         0.25%              26.96%
     2011                                          96,199    1.48         142,678   1.03%         0.25%              (9.03)%
     2010                                          92,633    1.63         151,035   0.51%         0.25%              26.32%
     2009                                         110,257    1.29         142,312   0.61%         0.25%              57.19%
     2008                                         117,607    0.82          96,568   0.78%         0.25%             (51.28)%

                                                                     (Continued)

                                                          AT DECEMBER 31                       YEARS ENDED DECEMBER 31
                                              ----------------------------------- -----------------------------------------------
                                                              UNIT
                                                           FAIR VALUE             INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                                 UNITS       LOWEST                 INCOME      LOWEST TO        LOWEST TO
                                              OUTSTANDING  TO HIGHEST  NET ASSETS   RATIO*      HIGHEST**        HIGHEST***
                                              ----------- ------------ ---------- ---------- --------------- --------------------
     Fidelity VIP Growth Stock
     2012                                          20,808    1.88          39,205   0.91%         0.25%              18.09%
     2011                                          18,907    1.60          30,179   0.00%         0.25%               0.56%
     2010                                          19,238    1.59          30,535   0.00%         0.25%              19.75%
     2009                                          30,619    1.32          40,576   0.44%         0.25%              44.49%
     2008                                          31,059    0.92          28,485   0.19%         0.25%             (44.81)%
     Fidelity VIP Real Estate
     2012                                         106,148    2.96         314,652   1.58%         0.25%              18.28%
     2011                                          95,412    2.51         239,137   1.14%         0.25%               7.82%
     2010                                          93,463    2.32         217,269   1.53%         0.25%              30.10%
     2009                                          83,818    1.79         149,775   2.86%         0.25%              37.35%
     2008                                          95,474    1.30         124,207   3.15%         0.25%             (40.02)%
     Fidelity VIP Strategic Income
     2012                                         174,966    1.68         294,531   3.92%         0.25%              10.23%
     2011                                         139,302    1.53         212,742   4.13%         0.25%               4.40%
     2010                                         151,226    1.46         221,212   6.20%         0.25%               9.36%
     2009                                          80,966    1.34         108,298   5.77%         0.25%              29.69%
     2008                                          45,054    1.03          46,467   5.27%         0.25%             (10.43)%
     Fidelity VIP Intl Capital Appreciation
     2012                                         183,662    1.12         206,279   1.02%         0.25%              25.59%
     2011                                         190,913    0.89         170,728   0.88%         0.25%             (12.79)%
     2010                                         199,017    1.03         204,075   1.52%         0.25%              15.44%
     2009                                         179,536    0.89         159,471   0.92%         0.25%              55.65%
     2008                                         164,414    0.57          93,832   0.00%         0.25%             (50.81)%
     Fidelity VIP Value Leaders
     2012                                           6,700    0.91           6,090   2.60%         0.25%              13.71%
     2011                                           8,004    0.80           6,393   1.67%         0.25%              (8.23)%
     2010                                           6,656    0.87           5,791   0.80%         0.25%               9.76%
     2009                                          14,321    0.79          11,366   1.72%         0.25%              27.59%
     2008                                          19,207    0.62          11,949   2.52%         0.25%             (44.75)%
     Fidelity VIP Freedom 2010
     2012                                          13,428    1.31          17,623   2.07%         0.25%              11.50%
     2011                                          11,994    1.18          14,116   2.53%         0.25%              (0.44)%
     2010                                           8,077    1.18           9,537   1.98%         0.25%              12.67%
     2009                                           9,403    1.05           9,860   3.51%         0.25%              23.96%
     2008                                          12,166    0.85          10,296   3.21%         0.25%             (25.24)%
     Fidelity VIP Freedom 2015
     2012                                          10,758    1.31          14,046   2.23%         0.25%              11.94%
     2011                                           9,082    1.17          10,585   2.27%         0.25%              (0.60)%
     2010                                           8,433    1.17           9,890   2.82%         0.25%              12.80%
     2009                                           6,284    1.04           6,534   3.42%         0.25%              24.97%
     2008                                          11,512    0.83           9,587   5.41%         0.25%             (27.21)%

                                                                     (Continued)

                                                          AT DECEMBER 31                       YEARS ENDED DECEMBER 31
                                              ----------------------------------- -----------------------------------------------
                                                              UNIT
                                                           FAIR VALUE             INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                                 UNITS       LOWEST                 INCOME      LOWEST TO        LOWEST TO
                                              OUTSTANDING  TO HIGHEST  NET ASSETS   RATIO*      HIGHEST**        HIGHEST***
                                              ----------- ------------ ---------- ---------- --------------- --------------------
     Fidelity VIP Freedom 2020
     2012                                          49,340    1.28          63,172   2.04%         0.25%              13.09%
     2011                                          49,466    1.13          55,994   2.45%         0.25%              (1.28)%
     2010                                          24,930    1.15          28,581   2.36%         0.25%              14.20%
     2009                                          18,722    1.00          18,794   3.89%         0.25%              28.65%
     2008                                          12,308    0.78           9,601   3.52%         0.25%             (32.77)%
     Fidelity VIP Freedom 2025
     2012                                          19,887    1.29          25,578   1.96%         0.25%              14.82%
     2011                                          18,130    1.12          20,301   1.77%         0.25%              (2.35)%
     2010                                          20,594    1.15          23,618   2.10%         0.25%              15.50%
     2009                                          16,296    0.99          16,182   3.85%         0.25%              29.72%
     2008                                          15,502    0.77          11,866   4.02%         0.25%             (34.33)%
     Fidelity VIP Freedom 2030
     2012                                         125,020    1.24         155,612   2.41%         0.25%              15.29%
     2011                                         107,745    1.08         116,321   2.12%         0.25%              (2.84)%
     2010                                         111,207    1.11         123,567   2.20%         0.25%              15.79%
     2009                                          98,459    0.96          94,483   2.66%         0.25%              31.33%
     2008                                          69,432    0.73          50,732   4.78%         0.25%             (38.20)%
     Fidelity VIP Freedom Income
     2012                                           9,954    1.28          12,764   1.65%         0.25%               6.25%
     2011                                           8,487    1.21          10,233   1.94%         0.25%               1.38%
     2010                                           7,697    1.19           9,156   1.88%         0.25%               7.23%
     2009                                           9,125    1.11          10,131   3.84%         0.25%              14.67%
     2008                                           5,876    0.97           5,691   1.67%         0.25%             (10.67)%
     Fidelity VIP Disciplined Small Cap
     2012                                          65,683    1.24          81,756   2.35%         0.25%              18.70%
     2011                                          56,444    1.05          59,184   0.55%         0.25%              (1.61)%
     2010                                          53,637    1.07          57,161   0.35%         0.25%              25.23%
     2009                                          57,876    0.85          49,255   0.59%         0.25%              21.97%
     2008                                          44,365    0.70          30,954   1.00%         0.25%             (33.95)%
     Fidelity VIP Emerging Markets
     2012                                         220,421    0.83         182,171   1.07%         0.25%              14.08%
     2011                                         225,764    0.72         163,555   0.98%         0.25%             (21.21)%
     2010                                         221,986    0.92         204,100   1.07%         0.25%              17.59%
     2009                                         177,250    0.78         138,585   0.54%         0.25%              74.97%
     2008 (a)                                      47,352    0.45          21,160   1.31%         0.25%             (50.57)%
     Fidelity VIP Freedom 2035
     2012                                           8,862    1.71          15,131   2.42%         0.25%              16.53%
     2011                                           6,744    1.47           9,872   2.49%         0.25%              (4.23)%
     2010                                           4,313    1.53           6,587   3.44%         0.25%              16.72%
     2009 (d)                                       3,180    1.31           4,160   2.09%         0.25%              31.15%

                                                                     (Continued)

                                                          AT DECEMBER 31                       YEARS ENDED DECEMBER 31
                                              ----------------------------------- -----------------------------------------------
                                                              UNIT
                                                           FAIR VALUE             INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                                 UNITS       LOWEST                 INCOME      LOWEST TO        LOWEST TO
                                              OUTSTANDING  TO HIGHEST  NET ASSETS   RATIO*      HIGHEST**        HIGHEST***
                                              ----------- ------------ ---------- ---------- --------------- --------------------
     Fidelity VIP Freedom 2040
     2012                                          13,199    1.72          22,688   2.36%         0.25%              16.66%
     2011                                           9,542    1.47          14,046   2.18%         0.25%              (4.26)%
     2010                                           7,837    1.54          12,052   2.89%         0.25%              16.90%
     2009 (d)                                       3,172    1.32           4,170   1.96%         0.25%              31.69%
     Fidelity VIP Freedom 2045
     2012                                          11,961    1.72          20,606   3.98%         0.25%              17.04%
     2011                                           4,159    1.47           6,116   2.35%         0.25%              (4.64)%
     2010                                           3,189    1.54           4,916   2.15%         0.25%              17.07%
     2009 (d)                                       3,018    1.32           3,973   2.04%         0.25%              31.93%
     Fidelity VIP Freedom 2050
     2012                                          19,589    1.74          34,032   2.37%         0.25%              17.43%
     2011                                          15,956    1.48          23,596   1.94%         0.25%              (5.17)%
     2010                                          13,834    1.56          21,572   1.97%         0.25%              17.29%
     2009 (d)                                      12,184    1.33          16,200   2.88%         0.25%              33.01%
     Fidelity VIP Funds Manager 20%
     2012                                           5,858    1.26           7,384   0.93%         0.25%               5.41%
     2011                                           3,734    1.20           4,463   1.40%         0.25%               2.05%
     2010                                           4,933    1.17           5,780   1.73%         0.25%               7.09%
     2009 (d)                                       3,555    1.09           3,889   1.10%         0.25%               9.53%
     Fidelity VIP Funds Manager 50%
     2012                                          10,488    1.45          15,203   1.80%         0.25%               9.96%
     2011                                           5,934    1.32           7,822   1.88%         0.25%              (0.67)%
     2010                                           5,200    1.33           6,891   0.43%         0.25%              11.61%
     2009 (d)                                       3,141    1.19           3,729   1.73%         0.25%              18.92%
     Fidelity VIP Funds Manager 60%
     2012                                           6,795    1.51          10,239   1.62%         0.25%              11.20%
     2011                                           5,611    1.36           7,595   1.59%         0.25%              (2.17)%
     2010                                           4,483    1.39           6,205   1.52%         0.25%              13.21%
     2009 (d)                                       3,333    1.22           4,075   1.74%         0.25%              22.40%
     Fidelity VIP Funds Manager 70%
     2012                                          10,999    1.56          17,170   1.45%         0.25%              12.81%
     2011                                           7,303    1.38          10,098   1.73%         0.25%              (3.04)%
     2010                                           6,227    1.43           8,881   0.92%         0.25%              14.04%
     2009 (d)                                      13,963    1.25          17,469   4.96%         0.25%              25.14%
     Fidelity VIP Funds Manager 85%
     2012                                          91,822    1.63         149,342   0.96%         0.25%              13.84%
     2011                                         128,079    1.43         182,975   1.83%         0.25%              (5.54)%
     2010                                          71,594    1.51         108,274   1.20%         0.25%              15.78%
     2009 (d)                                      66,485    1.31          86,844   1.78%         0.25%              30.62%

                                                                     (Continued)

                                                          AT DECEMBER 31                       YEARS ENDED DECEMBER 31
                                              ----------------------------------- -----------------------------------------------
                                                              UNIT
                                                           FAIR VALUE             INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                                 UNITS       LOWEST                 INCOME      LOWEST TO        LOWEST TO
                                              OUTSTANDING  TO HIGHEST  NET ASSETS   RATIO*      HIGHEST**        HIGHEST***
                                              ----------- ------------ ---------- ---------- --------------- --------------------
     Janus Aspen Forty
     2012                                         160,501 1.18 to 1.20    181,213   0.57%     0.00% to 0.50%   23.24% to 23.86%
     2011                                         144,881 0.88 to 1.00    132,087   0.24%     0.00% to 0.50%  (7.40)% to (6.94)%
     2010                                         158,334 0.95 to 1.04    154,768   0.23%     0.00% to 0.50%    5.95% to 6.48%
     2009                                         156,489 0.89 to 0.76    144,173   0.01%     0.00% to 0.50%   45.29% to 46.02%
     2008                                         132,126 0.62 to 1.00     83,341   0.01%     0.00% to 0.50%  (44.59)% to 0.00%
     Janus Aspen Overseas
     2012                                         775,601 1.18 to 1.39  1,044,836   0.60%     0.00% to 0.50%   12.61% to 13.18%
     2011                                       1,735,242 1.00 to 1.22  2,046,216   0.39%     0.00% to 0.50% (32.67)% to (32.34)%
     2010                                       3,094,496 1.00 to 1.81  5,375,121   0.56%     0.00% to 0.50%   24.39% to 25.02%
     2009                                       2,342,930 1.00 to 1.45  3,273,423   0.43%     0.00% to 0.50%   78.18% to 79.07%
     2008                                       2,235,968 0.70 to 1.00  1,769,499   0.11%     0.00% to 0.50%  (52.47)% to 0.00%
     Lord Abbett Mid Cap Stock
     2012                                       2,434,379 1.26 to 1.45  3,079,224   0.68%     0.00% to 0.25%   14.26% to 14.54%
     2011                                       2,441,592 1.10 to 1.27  2,696,639   0.22%     0.00% to 0.25%  (4.25)% to (4.01)%
     2010                                       2,126,520 1.15 to 1.32  2,449,456   0.44%     0.00% to 0.25%   25.12% to 25.43%
     2009                                       2,010,764 0.92 to 1.06  1,847,413   0.55%     0.00% to 0.25%   26.30% to 26.61%
     2008                                       1,871,898 0.72 to 0.84  1,357,069   1.32%     0.00% to 0.25% (39.51)% to (39.36)%
     Ivy Funds VIP Balanced
     2012                                         949,070 1.72 to 2.87  2,669,310   1.48%     0.00% to 0.50%   11.19% to 11.74%
     2011                                         829,738 1.00 to 2.58  2,103,523   1.45%     0.00% to 0.50%    2.80% to 3.31%
     2010                                         667,762 1.49 to 2.51  1,632,955   2.16%     0.00% to 0.50%   16.52% to 17.11%
     2009                                         598,062 1.27 to 2.15  1,253,775   2.55%     0.00% to 0.50%   12.66% to 13.23%
     2008                                       6,369,330 1.00 to 1.91  7,431,756   0.10%     0.00% to 0.50%  (21.39)% to 0.00%
     Ivy Funds VIP Growth
     2012                                       1,339,254 1.04 to 2.35  1,612,656   0.06%     0.00% to 0.50%   12.18% to 12.74%
     2011                                       1,505,107 0.92 to 2.09  1,596,367   3.95%     0.00% to 0.50%    1.62% to 2.12%
     2010                                       1,680,357 0.90 to 2.06  1,761,896   0.63%     0.00% to 0.50%   12.02% to 12.58%
     2009                                       1,803,409 0.80 to 1.84  1,673,705   0.37%     0.00% to 0.50%   26.44% to 27.07%
     2008                                       2,896,033 0.63 to 1.46  2,012,457   0.00%     0.00% to 0.50% (36.59)% to (36.27)%
     Ivy Funds VIP International Value
     2012                                       3,045,931 1.18 to 3.08  4,619,133   2.13%     0.00% to 0.50%   12.76% to 13.33%
     2011                                       2,856,463 1.00 to 2.73  3,981,544   1.33%     0.00% to 0.50% (14.31)% to (13.88)%
     2010                                       2,038,325 1.21to 3.19   2,624,387   1.33%     0.00% to 0.50%   13.52% to 14.09%
     2009                                       1,987,482 1.06 to 2.81  2,259,146   2.59%     0.00% to 0.50%  (40.58)% to 36.97%
     2008                                       1,972,762 0.78 to 2.06  1,961,465   0.51%     0.00% to 0.50%  (42.55)% to 0.00%
     Ivy Funds VIP Small Cap Growth
     2012                                         442,359 1.01 to 2.19    824,125   0.00%     0.00% to 0.50%    4.64% to 5.17%
     2011                                         377,459 0.96 to 2.10    675,078   0.00%     0.00% to 0.50% (11.05)% to (10.60)%
     2010                                         114,869 1.08 to 2.36    251,876   0.00%     0.00% to 0.50%   28.21% to 28.85%
     2009                                         109,529 0.84 to 1.84    186,968   0.41%     0.00% to 0.50%   34.05% to 34.72%
     2008                                         108,182 0.62 to 1.37    140,037   0.00%     0.00% to 0.50% (39.48)% to (39.18)%

                                                                     (Continued)

                                                          AT DECEMBER 31                       YEARS ENDED DECEMBER 31
                                              ----------------------------------- -----------------------------------------------
                                                              UNIT
                                                           FAIR VALUE             INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                                 UNITS       LOWEST                 INCOME      LOWEST TO        LOWEST TO
                                              OUTSTANDING  TO HIGHEST  NET ASSETS   RATIO*      HIGHEST**        HIGHEST***
                                              ----------- ------------ ---------- ---------- --------------- --------------------
     Ivy Funds VIP Value
     2012                                         118,360 1.06 to 2.56    255,969   1.30%     0.00% to 0.50%   18.29% to 18.88%
     2011                                         107,131 0.89 to 2.16    197,760   0.73%     0.00% to 0.50%  (7.78)% to (7.32)%
     2010                                         100,952 0.96 to 2.35    201,457   0.89%     0.00% to 0.50%   18.12% to 18.71%
     2009                                         107,998 0.81 to 1.99    180,504   2.01%     0.00% to 0.50%   26.01% to 26.64%
     2008                                         109,277 0.64 to 1.58    147,410   0.28%     0.00% to 0.50%  (34.15)% to 0.00%
     Ivy Funds VIP Micro-Cap Growth
     2012                                          45,790 1.07 to 2.68    111,875   0.00%     0.00% to 0.50%   11.28% to 11.84%
     2011                                          54,496 0.96 to 2.40    121,464   0.00%     0.00% to 0.50%  (7.48)% to (7.01)%
     2010                                          66,050 1.03 to 2.59    157,097   0.00%     0.00% to 0.50%   40.15% to 40.86%
     2009                                          66,404 0.73 to 1.84    112,616   0.00%     0.00% to 0.50%   40.58% to 41.29%
     2008                                          64,927 0.52 to 1.31     78,145   0.00%     0.00% to 0.50% (48.30)% to (48.03)%
     Ivy Funds VIP Small Cap Value
     2012                                         308,841 1.21 to 2.66    806,091   0.41%     0.00% to 0.50%   18.04% to 18.63%
     2011                                         265,544 1.00 to 2.24    584,948   0.15%     0.00% to 0.50% (13.22)% to (12.79)%
     2010                                          49,234 1.17 to 2.58    114,681   0.07%     0.00% to 0.50%   25.78% to 26.41%
     2009                                          60,108 0.93 to 2.05    112,253   0.00%     0.00% to 0.50%   28.50% to 29.15%
     2008                                          53,599 0.72 to 1.59     77,200   0.11%     0.00% to 0.50%  (26.50)% to 0.00%
     Ivy Funds VIP Core Equity
     2012                                         122,819 1.23 to 1.54    175,106   0.59%     0.00% to 0.50%   18.01% to 18.60%
     2011                                          73,746 1.00 to 1.31     89,205   0.38%     0.00% to 0.50%    1.16% to 1.66%
     2010                                          42,383 1.02 to 1.29     50,736   0.90%     0.00% to 0.50%   20.29% to 20.89%
     2009                                          58,662 0.84 to 1.07     58,363   1.12%     0.00% to 0.50%   23.90% to 24.02%
     2008                                          73,193 0.68 to 1.00     58,984   0.19%     0.00% to 0.50%  (35.10)% to 0.00%
     Ivy Funds VIP Science & Technology
     2012                                       2,605,902 1.40 to 1.43  3,723,165   0.00%     0.00% to 0.25%   27.51% to 27.83%
     2011                                       2,473,915 1.10 to 1.12  2,765,074   0.00%     0.00% to 0.25%  (6.00)% to (5.77)%
     2010                                       2,185,026 1.17 to 1.19  2,591,654   0.00%     0.00% to 0.25%   12.47% to 12.75%
     2009                                       1,883,600 1.04 to 1.05  1,981,444   0.00%     0.00% to 0.25%   43.48% to 43.84%
     2008                                       1,304,373 0.73 to 0.73    953,926   0.00%     0.00% to 0.25% (34.06)% to (33.89)%
     MFS Research Bond Series
     2012                                         733,009 1.14 to 1.15    839,280   2.88%     0.00% to 0.25%    7.08% to 7.35%
     2011                                         345,535 1.06 to 1.07    368,532   2.70%     0.00% to 0.25%    6.48% to 6.75%
     2010 (c)                                      51,655 1.00 to 1.00     51,610   0.00%     0.00% to 0.25%    7.20% to 7.47%
     MFS VIT II Emerging Market Equity
     2012                                         642,246 0.99 to 1.00    640,856   1.26%     0.00% to 0.25%   18.69% to 18.99%
     2011 (b)                                     102,252 0.84 to 0.84     85,748   0.42%     0.00% to 0.25% (19.71)% to (19.61)%
     Oppenheimer Global Securities
     2012                                         679,995 1.33 to 1.34    909,257   2.14%     0.00% to 0.25%   20.96% to 21.26%
     2011                                         480,039 1.10 to 1.10    529,328   0.91%     0.00% to 0.25%  (8.52)% to (8.29)%
     2010 (c)                                     157,321 1.20 to 1.20    189,154   0.00%     0.00% to 0.25%   15.69% to 15.98%

                                                                     (Continued)

                                                           AT DECEMBER 31                       YEARS ENDED DECEMBER 31
                                              ----------------------------------- -----------------------------------------------
                                                              UNIT
                                                           FAIR VALUE             INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                                 UNITS       LOWEST                 INCOME      LOWEST TO        LOWEST TO
                                              OUTSTANDING  TO HIGHEST  NET ASSETS   RATIO*      HIGHEST**        HIGHEST***
                                              ----------- ------------ ---------- ---------- --------------- --------------------
     Oppenheimer MS Small & Mid-Cap
     2012                                         586,965 1.09 to 1.09    641,352   0.43%     0.00% to 0.25%   17.69% to 17.99%
     2011 (b)                                      44,478 0.92 to 0.93     41,187   0.00%     0.00% to 0.25% (10.87)% to (10.76)%
     Pioneer Mid Cap Value
     2012                                         171,791 1.26 to 1.27    218,412   0.95%     0.00% to 0.25%   10.83% to 11.11%
     2011                                          74,337 1.14 to 1.14     85,054   1.04%     0.00% to 0.25%  (5.87)% to (5.64)%
     2010 (c)                                      46,446 1.21 to 1.21     56,321   0.00%     0.00% to 0.25%   17.92% to 18.22%
     Van Eck Global Hard Assets
     2012                                       3,292,520 1.10 to 1.13  3,710,823   0.61%     0.00% to 0.25%    3.13% to 3.39%
     2011                                       3,683,078 1.08 to 1.09  4,015,125   1.06%     0.00% to 0.25% (16.66)% to (16.45)%
     2010                                       3,165,930 1.28 to 1.30  4,130,790   0.32%     0.00% to 0.25%   28.91% to 29.23%
     2009                                       2,642,874 1.00 to 1.01  2,668,174   0.21%     0.00% to 0.25%   57.14% to 57.54%
     2008                                       1,871,957 0.64 to 0.64  1,199,562   0.25%     0.00% to 0.25% (46.26)% to (46.12)%

----------
     * These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and administrative charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

     ** This ratio represents the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

     *** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns may not be within the ranges presented depending on the timing of when new products, if any, become available during the year.

                                                                     (Continued)

     (a) Period from April 30, 2012 (Commencement of operations) to December 31, 2012.

     (b) Period from May 24, 2011 (Commencement of operations) to December 31, 2011.

     (c) Period from August 26, 2010 (Commencement of operations) to December 31, 2010.

     (d) Period from April 24, 2009 (Commencement of operations) to December 31, 2009.

     (e) Period from April 28, 2008 (Commencement of operations) to December 31, 2008.

(8)  SUBSEQUENT EVENTS

     Management has evaluated subsequent events through April 10, 2013, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                                   MINNESOTA LIFE INSURANCE COMPANY
                                           AND SUBSIDIARIES


                                  CONSOLIDATED FINANCIAL STATEMENTS
                                     AND SUPPLEMENTARY SCHEDULES

                                   DECEMBER 31, 2012, 2011 AND 2010

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Stockholder
Minnesota Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2012 and 2011, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2012. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

As discussed in Note 4 to the consolidated financial statements, the accompanying consolidated financial statements have been retrospectively adjusted for the Company's adoption of Accounting Standards Update No. 2010-26, FINANCIAL SERVICES - INSURANCE (TOPIC 944): ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS, as of January 1, 2012.


/s/ KPMG LLP


Minneapolis, Minnesota
March 6, 2013

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED BALANCE SHEETS
                        DECEMBER 31, 2012 AND 2011
                              (IN THOUSANDS)

ASSETS                                                                            2012              2011
                                                                            --------------    --------------
    Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $10,134,588
      and $9,301,196)                                                        $ 11,155,562      $ 10,063,416
    Equity securities, at fair value (cost $271,869 and $178,197)                 317,272           203,939
    Mortgage loans, net                                                         1,538,502         1,417,147
    Finance receivables, net                                                      236,762           215,899
    Policy loans                                                                  352,756           350,863
    Alternative investments (cost $424,367 and $390,674)                          494,890           447,351
    Fixed maturity securities on loan, at fair value
      (amortized cost $43,649 and $63,917)                                         47,560            66,226
    Equity securities on loan, at fair value (cost $4,789 and $4,968)               5,692             6,937
    Derivative instruments                                                        195,693           117,306
    Other invested assets                                                          75,409           211,561
                                                                            --------------    --------------
      Total investments                                                        14,420,098        13,100,645

    Cash and cash equivalents                                                     268,990           308,034
    Securities held as collateral                                                  28,241            43,892
    Deferred policy acquisition costs                                             685,217           694,747
    Accrued investment income                                                     121,967           117,096
    Premiums and fees receivable                                                  202,160           180,354
    Property and equipment, net                                                    82,339            79,592
    Reinsurance recoverables                                                    1,025,915           955,076
    Goodwill and intangible assets, net                                            45,825            43,723
    Other assets                                                                   83,016            97,414
    Separate account assets                                                    14,373,479        12,541,363
                                                                            --------------    --------------
         Total assets                                                        $ 31,337,247      $ 28,161,936
                                                                            ==============    ==============

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:

    Policy and contract account balances                                     $  7,690,938      $  7,138,162
    Future policy and contract benefits                                         3,014,902         2,920,649
    Pending policy and contract claims                                            421,875           349,475
    Other policyholder funds                                                      922,453           771,639
    Policyholder dividends payable                                                 34,013            36,945
    Unearned premiums and fees                                                    208,183           171,691
    Pension and other postretirement benefits                                      20,023            19,689
    Income tax liability:
       Current                                                                      7,326            37,301
       Deferred                                                                   354,530           271,164
    Securities in transit                                                          74,674            39,130
    Accrued commissions and expenses                                              167,831           149,424
    Other liabilities                                                             282,336           427,197
    Short-term debt                                                                50,000            50,000
    Long-term debt                                                                268,000           120,000
    Securities lending collateral                                                  40,740            60,770
    Separate account liabilities                                               14,373,479        12,541,363
                                                                            --------------    --------------
      Total liabilities                                                        27,931,303        25,104,599
                                                                            --------------    --------------

Stockholder's equity:
    Common stock, $1 par value, 5,000,000 shares authorized,
       issued and outstanding                                                       5,000             5,000
 Additional paid in capital                                                       179,522           179,522
 Accumulated other comprehensive income                                           492,466           381,951
 Retained earnings                                                              2,728,956         2,490,864
                                                                            --------------    --------------
      Total stockholder's equity                                                3,405,944         3,057,337
                                                                            --------------    --------------
         Total liabilities and stockholder's equity                          $ 31,337,247      $ 28,161,936
                                                                            ==============    ==============


See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
          CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
                YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                               (IN THOUSANDS)

                                                                             2012             2011              2010
                                                                       -------------    -------------    --------------

Revenues:

  Premiums                                                              $ 1,663,828      $ 1,541,999      $  1,433,088
  Policy and contract fees                                                  554,007          535,352           523,120
  Net investment income                                                     629,333          618,124           585,956
  Net realized investment gains
    Other-than-temporary-impairments on fixed maturity securities              (287)          (6,707)          (31,862)
    Other-than-temporary-impairments on fixed maturity securities
     transferred to other comprehensive income                                    -            1,169             9,608
    Other net realized investment gains                                      83,016           57,113            63,175
                                                                       -------------    -------------    --------------
     Total net realized investment gains                                     82,729           51,575            40,921
  Finance charge income                                                      70,851           64,691            58,059
  Commission income                                                         118,742          103,426            91,181
  Other income                                                               31,219           30,546            31,178
                                                                       -------------    -------------    --------------
     Total revenues                                                       3,150,709        2,945,713         2,763,503
                                                                       -------------    -------------    --------------

Benefits and expenses:

  Policyholder benefits                                                   1,626,322        1,533,956         1,469,524
  Interest credited to policies and contracts                               353,976          344,290           331,073
  General operating expenses                                                577,793          534,822           503,563
  Commissions                                                               253,255          232,404           230,629
  Administrative and sponsorship fees                                        53,219           60,142            62,319
  Dividends to policyholders                                                  7,679            8,637             9,475
  Interest expense                                                            9,821           10,025            10,184
  Amortization of deferred policy acquisition costs                         180,467          169,181           184,533
  Capitalization of policy acquisition costs                               (254,022)        (236,356)         (254,451)
                                                                       -------------    -------------    --------------
     Total benefits and expenses                                          2,808,510        2,657,101         2,546,849
                                                                       -------------    -------------    --------------
       Income from operations before taxes                                  342,199          288,612           216,654

Income tax expense:
    Current                                                                  86,495           56,455            51,991
    Deferred                                                                 17,612           28,470             2,089
                                                                       -------------    -------------    --------------
     Total income tax expense                                               104,107           84,925            54,080
                                                                       -------------    -------------    --------------
       Net income                                                       $   238,092      $   203,687      $    162,574
                                                                       =============    =============    ==============



Other comprehensive income, before tax:
  Unrealized holding gains on securities arising during the period      $   351,867      $   319,525      $    355,634
  Less: Reclassification adjustment for gains included in net income        (72,034)         (67,167)          (33,341)
  Unrealized gains (losses) on securities - other than temporary
   impairments                                                               17,222           30,660            97,996
  Adjustment to deferred policy acquisition costs                           (89,533)         (99,889)          (82,651)
  Adjustment to reserves                                                    (44,051)         (72,822)          (14,903)
  Adjustment to unearned policy and contract fees                             9,761           57,267            25,924
  Adjustment to pension and other retirement plans                           (1,438)          (9,688)          (27,697)
                                                                       -------------    -------------    --------------
    Other comprehensive income, before tax                                  171,794          157,886           320,962
    Income tax expense related to items of other comprehensive income       (61,279)         (54,850)         (113,686)
                                                                       -------------    -------------    --------------
      Other comprehensive income, net of tax                                110,515          103,036           207,276
                                                                       -------------    -------------    --------------
       Total comprehensive income                                       $   348,607      $   306,723      $    369,850
                                                                       =============    =============    ==============








See accompanying notes to consolidated financial statements.

         MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
    CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
            YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                          (IN THOUSANDS)

                                                                          ACCUMULATED
                                                        ADDITIONAL           OTHER                         TOTAL
                                         COMMON           PAID IN        COMPREHENSIVE     RETAINED    STOCKHOLDER'S
                                         STOCK            CAPITAL        INCOME (LOSS)     EARNINGS       EQUITY
                                      -------------   --------------   ----------------  -----------   -------------

2010:
  Balance, beginning of year as
   previously reported                 $     5,000     $    179,522     $   (34,306)    $ 2,244,117     $ 2,394,333

     Change in accounting principle              -                -           7,664        (108,514)       (100,850)
                                      -------------   --------------   -------------   -------------   -------------

  Balance, beginning of year as
   adjusted                                  5,000          179,522         (26,642)      2,135,603       2,293,483

     Comprehensive income:
       Net income                                -                -               -         162,574         162,574
       Other comprehensive income                -                -         207,276               -         207,276
                                                                                                       -------------
         Total comprehensive income                                                                         369,850

     Transfer of benefit plans to
      parent company                             -                -          98,281               -          98,281

     Dividends to stockholder                    -                -               -         (11,000)        (11,000)
                                      -------------   --------------   -------------   -------------   -------------
  Balance, end of year                 $     5,000     $    179,522     $   278,915     $ 2,287,177     $ 2,750,614
                                      =============   ==============   =============   =============   =============

2011:
  Balance, beginning of year           $     5,000     $    179,522     $   278,915     $ 2,287,177     $ 2,750,614

     Comprehensive income:
       Net income                                -                -               -         203,687         203,687
       Other comprehensive income                -                -         103,036               -         103,036
                                                                                                       -------------
         Total comprehensive income                                                                         306,723

                                      -------------   --------------   -------------   -------------   -------------
  Balance, end of year                 $     5,000     $    179,522     $   381,951     $ 2,490,864     $ 3,057,337
                                      =============   ==============   =============   =============   =============

2012:
  Balance, beginning of year           $     5,000     $    179,522     $   381,951     $ 2,490,864     $ 3,057,337

     Comprehensive income:
       Net income                                -                -               -         238,092         238,092
       Other comprehensive income                -                -         110,515               -         110,515
                                                                                                       -------------
         Total comprehensive income                                                                         348,607

                                      -------------   --------------   -------------   -------------   -------------
  Balance, end of year                 $     5,000     $    179,522     $   492,466     $ 2,728,956     $ 3,405,944
                                      =============   ==============   =============   =============   =============







See accompanying notes to consolidated financial statements.

            MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF CASH FLOWS
              YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                           (IN THOUSANDS)


CASH FLOWS FROM OPERATING ACTIVITIES                               2012              2011             2010
                                                              -------------    --------------    -------------

Net income                                                     $   238,092      $    203,687      $   162,574
Adjustments to reconcile net income to net cash
  provided by operating activities:
    Interest credited to annuity and insurance contracts           273,272           278,048          282,090
    Fees deducted from policy and contract balances               (394,293)         (385,411)        (369,059)
    Change in future policy benefits                                65,510            82,457           89,764
    Change in other policyholder liabilities, net                  141,129            95,550          119,947
    Amortization of deferred policy acquisition costs              180,467           169,181          184,533
    Capitalization of policy acquisition costs                    (254,022)         (236,356)        (254,451)
    Change in premiums and fees receivable                         (20,386)          (13,552)           3,589
    Deferred tax provision                                          17,612            28,470            5,611
    Change in income tax liabilities - current                     (30,188)           (7,086)          48,361
    Net realized investment gains                                  (82,729)          (51,575)         (40,921)
    Change in reinsurance recoverables                             (67,689)          (50,721)         (38,537)
    Other, net                                                    (114,481)          191,953           17,099
                                                              -------------    --------------    -------------
        Net cash provided by (used for) operating activities       (47,706)          304,645          210,600
                                                              -------------    --------------    -------------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
   Fixed maturity securities                                     2,511,574         2,460,836        2,512,147
   Equity securities                                               118,434           116,027          181,367
   Alternative investments                                          85,957           164,218           64,942
   Derivative instruments                                          210,393           379,135          176,461
   Other invested assets                                            11,970             7,103            1,043
Proceeds from maturities and repayments of:
   Fixed maturity securities                                       920,428           851,157          843,350
   Mortgage loans                                                  157,892           126,268           77,478
Purchases and originations of:
   Fixed maturity securities                                    (4,137,220)       (3,870,310)      (4,133,892)
   Equity securities                                              (197,096)         (106,974)         (87,511)
   Mortgage loans                                                 (287,442)         (276,558)        (105,237)
   Alternative investments                                         (91,969)          (68,671)         (62,278)
   Derivative instruments                                         (259,027)         (305,437)        (265,575)
   Other invested assets                                           (10,062)           (4,363)            (324)
Finance receivable originations or purchases                      (174,796)         (160,025)        (140,157)
Finance receivable principal payments                              145,441           133,449          124,371
Securities in transit                                              177,441          (261,399)          71,285
Other, net                                                        (100,732)          (54,604)         (47,654)
                                                              -------------    --------------    -------------
        Net cash used for investing activities                    (918,814)         (870,148)        (790,184)
                                                              -------------    --------------    -------------

CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts             2,974,152         2,842,495        2,605,466
Withdrawals from annuity and insurance contracts                (2,203,911)       (2,364,401)      (1,994,110)
Change in amounts drawn in excess of cash balances                  10,047              (980)           3,486
Proceeds from issuance of short-term debt                           84,000                 -                -
Payment on short-term debt                                         (84,000)                -                -
Proceeds from issuance of long-term debt                           150,000                 -                -
Payment on long-term debt                                           (2,000)                -           (5,000)
Dividends paid to stockholder                                            -                 -          (11,000)
Other, net                                                            (812)           60,102           (8,419)
                                                              -------------    --------------    -------------
        Net cash provided by financing activities                  927,476           537,216          590,423
                                                              -------------    --------------    -------------

Net increase (decrease) in cash and cash equivalents               (39,044)          (28,287)          10,839
Cash and cash equivalents, beginning of year                       308,034           336,321          325,482
                                                              -------------    --------------    -------------
Cash and cash equivalents, end of year                         $   268,990      $    308,034      $   336,321
                                                              =============    ==============    =============





See accompanying notes to consolidated financial statements.

             MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                      DECEMBER 31, 2012, 2011 AND 2010
                             (IN THOUSANDS)



(1) NATURE OF OPERATIONS

    ORGANIZATION AND DESCRIPTION OF BUSINESS

 The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its wholly-owned subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

 The Company, which primarily operates in the United States, has divided its businesses into four strategic business units, which focus on various markets:
 Individual Financial Security, Financial Institution Group, Group Insurance, and Retirement. Revenues, including net realized investment gains, for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:


                                                                         2012               2011               2010
                                                                    ---------------    ---------------    ---------------

    Individual Financial Security                                   $      629,501     $      567,807     $      541,514
    Financial Institution Group                                            389,629            345,279            310,955
    Group Insurance                                                      1,478,486          1,364,200          1,274,692
    Retirement                                                             458,900            479,702            481,696
                                                                    ---------------    ---------------    ---------------
       Total strategic business units                                    2,956,516          2,756,988          2,608,857
    Subsidiaries and corporate product line                                194,193            188,725            154,646
                                                                    ---------------    ---------------    ---------------
          Total                                                     $    3,150,709     $    2,945,713     $    2,763,503
                                                                    ===============    ===============    ===============


 The Company serves more than 10 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

 The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

 The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income in the period in which they are made.

 The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

    INSURANCE REVENUES AND EXPENSES

 Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

 Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

 Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

 Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income on the consolidated statements of operations and comprehensive income. During 2012, the Company made an adjustment to unearned premiums and fees and other comprehensive income to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale related to prior periods. The impact of this adjustment related to prior periods resulted in a $23,015 reduction to other comprehensive income in 2012. Management has determined that the effect of this adjustment is not material to the consolidated financial statements for the current and prior periods presented.

    COMMISSION INCOME

 Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

 Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

    ADMINISTRATIVE AND SPONSORSHIP FEES

 The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

    VALUATION OF INVESTMENTS AND NET INVESTMENT
       INCOME

 Fixed maturity securities, which may be sold prior to maturity and include fixed maturity securities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

 VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

 The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

 Marketable equity securities and equity securities on loan are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are carried at fair value, which generally are quoted market prices of the funds' net asset value.

 Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income (loss) in stockholder's equity.

 Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

 Alternative investments include private equity funds, mezzanine debt funds and hedge funds investing in limited partnerships. These investments are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, and adjusted for any distributions received (equity method accounting). In-kind distributions are recorded as a return of capital for the cost basis of the stock received. The Company's income from these alternative investments is accounted for using the equity method and is included in net investment income or realized gains and losses based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as unrealized gains or losses on the consolidated statements of operations and comprehensive income. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statements issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

 Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt. The real estate acquired is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell. As of December 31, 2012 and 2011, the Company had $4,755 and $5,200, respectively, of real estate held for sale.

 For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

 For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

 Policy loans are carried at the unpaid principal balance.

 Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

 A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

 The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $21,615 and $20,550 at December 31, 2012 and 2011, respectively.

 Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-offs. The interest rates on the receivables outstanding at December 31, 2012 and 2011 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2012 and 2011 approximate the fair value at that date.

    DERIVATIVE FINANCIAL INSTRUMENTS

 The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

 Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income. Interest income generated by derivative instruments is reported in net realized investment gains on the consolidated statements of operations and comprehensive income. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

 Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains or in policyholder benefits on the consolidated statements of operations and comprehensive income.

 The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains.

    REALIZED AND UNREALIZED GAINS AND LOSSES

 Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

 An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income (loss) and not in earnings.

 For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

 For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

 The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

 For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

 Alternative investments that have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not recover in a reasonable time period, the cost of the investment is written down and an OTTI is recorded in net realized investment gains on the consolidated statements of operations and comprehensive income.

 All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

 The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2012 or 2011.

 The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains on the consolidated statements of operations and comprehensive income.

 For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

    SECURITIES LENDING

 The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral to be invested pursuant to the terms of an agreement with the lending agent.

 The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the consolidated statements of operations and comprehensive income.

    SEPARATE ACCOUNTS

 Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

 The Company periodically invests money in its separate accounts. At December 31, 2012 and 2011, the fair value of these investments included within equity securities on the consolidated balance sheets was $38,032 and $32,367, respectively.

    FINANCE CHARGE INCOME AND RECEIVABLES

 The Company's finance receivables portfolio is primarily comprised of smaller balance homogeneous direct installment loans, which are originated at the Company's network of over 125 retail branch locations in Illinois, Indiana, Kentucky, Missouri, Tennessee and Wisconsin. The Company also holds a smaller portfolio of retail installment notes that are primarily originated through contracts with retail stores within the same regions as the branch locations.

 Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by an allowance for losses.

 The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance, homogeneous finance receivables is suspended once an account has recognized 60-days of accrued charges. The account is subsequently accounted for on a cash basis. Accrual is resumed when there are less than 60-days of accrued charges. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 30 days or if they are considered by management to be impaired.

 The majority of the Company's finance receivables are smaller balance homogeneous loans evaluated collectively for impairment. The Company applies a general valuation allowance to its entire loan portfolio via a direct charge to operations through the provision for credit losses at an amount, which in management's judgment, based on the overall risk characteristics of the portfolio, changes in the character or size of the portfolio and the level of nonperforming assets, is adequate to absorb probable losses on existing receivables. Risk characteristics include consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment and regulatory changes. The underlying assumptions, estimates and assessments used are updated periodically to reflect management's view of current conditions. Changes in estimates can significantly affect the allowance for losses.

 It is the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they are deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that have been individually reviewed by management and are deemed to warrant further collection effort.

 The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations, and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

 Impaired loans not considered TDRs are generally larger (greater than $50) real estate secured loans that are at least 60 days past due. A loan is classified as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance is calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance is considered to be fully collectible.

 TDRs are those loans for which the Company has granted a concession to a borrower experiencing financial difficulties without the receipt of additional compensation. TDRs generally occur as a result of loan modifications forced by personal bankruptcy court rulings, where the Company is required to reduce the remaining future principal and/or interest payments on a loan; or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expects borrowers whose loans have been modified under these situations to be able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally does not exceed the general allowance already recognized.

    DEFERRED POLICY ACQUISITION COSTS

 The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

 For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

 For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

 For future separate account returns, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumption was 8% at December 31, 2012 and 2011. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

 Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income.

 DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income on the consolidated statements of operations and comprehensive income.

 The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    SALES INDUCEMENTS

 The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:


                                                                                         2012               2011
                                                                                    ---------------    ---------------

Balance at beginning of year                                                        $       11,851     $       11,415
Capitalization                                                                               3,826              3,105
Amortization and interest                                                                   (1,918)            (1,824)
Adjustment for unrealized losses                                                               203               (845)
                                                                                    ---------------    ---------------
Balance at end of year                                                              $       13,962     $       11,851
                                                                                    ===============    ===============

    GOODWILL AND OTHER INTANGIBLE ASSETS

 In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level. Prior to 2011, a qualitative assessment of goodwill was not permitted and goodwill was tested for impairment at the reporting unit level.

 The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

 The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

    SOFTWARE

 Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $45,369 and $43,983 as of December 31, 2012 and 2011, respectively, and amortized software expense of $17,172, $16,290 and $15,000 for the years ended December 31, 2012, 2011 and
 2010, respectively.

    PROPERTY AND EQUIPMENT

 Property and equipment are carried at cost, net of accumulated depreciation of $138,864 and $132,594 at December 31, 2012 and 2011, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2012, 2011 and 2010, was $9,679, $9,386, and $10,016, respectively.

    REINSURANCE

 Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

    POLICYHOLDER LIABILITIES

 Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

 Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2012, the Company has assumed an average rate of investment yields ranging from 3.76% to 5.07%.

 Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income on the consolidated statements of operations and comprehensive income.

 Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

 Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

    PARTICIPATING BUSINESS

 Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2012 and 2011, the total participating business in force was $2,319,864 and $2,123,217, respectively. As a percentage of total life insurance in force, participating business in force represents 0.4% at both December 31, 2012 and 2011.

    INCOME TAXES

 The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

 Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

 The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

    RECLASSIFICATIONS

 Certain 2011 and 2010 financial statement balances have been reclassified to conform to the 2012 presentation.

(3) RISKS

 The  following  is  a  description  of  certain  significant  risks facing the
 Company:

    CREDIT AND CASH FLOW ASSUMPTION RISK:

 Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

 Following below is discussion regarding particular asset class concentration of credit risk:

    CONCENTRATION OF CREDIT RISK:

       CASH AND CASH EQUIVALENTS:

   Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

       FINANCIAL INSTRUMENTS:

   Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

   Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

       DERIVATIVES:

   The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. The Company has collateral arrangements in place that generally require a counterparty to post collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold. The aggregate counterparty exposure for a single counterparty is limited to 1% of admitted assets for AAA rated counterparties and 0.75% of admitted assets for A or AA rated counterparties. In addition, the combined exposure to any one issuer, including common stock, direct credit and net counterparty exposures is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

   The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. The Company maintains ownership of pledged securities at all times.

   The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

    EQUITY MARKET RISK:

 Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

 As of December 31, 2012, approximately 97.7% of separate account assets were exposed to equity market risks across the Company's variable product offerings. The Company attempts to minimize the impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

 The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

 As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

    INTEREST RATE RISK:

 Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income, guaranteed crediting rates on certain products and increased pension and other postretirement benefit obligations due to a decreased discount rate assumption. Continued low interest rates also impact DAC estimated gross profit, recoverability and other projections as well as increase the risk for loss recognition events that may require higher reserves. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

    LEGAL/REGULATORY RISK:

 Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. Changes in tax, fiscal and other legislation may increase corporate taxes and impact the Company's business. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

    MORTALITY RISK:

 Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

    RATINGS RISK:

 Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

    REINSURANCE RISK:

 Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

(4) NEW ACCOUNTING PRONOUNCEMENTS

 In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-11, Balance Sheet (Topic 210):
 Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about offsetting and related arrangements. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013 on a retrospective basis. The Company does not expect the adoption of ASU 2011-11 to have a material impact to its consolidated results of operations and financial position and will include the required disclosures in its notes to consolidated financial statements.

 In September 2011, the FASB issued ASU 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing of Goodwill for Impairment, which gives entities the option of performing a qualitative assessment before calculating the fair value of the reporting unit required in Step 1 under current guidance. After performing the qualitative assessment, if the entity determines that the fair value of the reporting entity is, more likely than not, greater than the carrying value of the reporting unit, no further testing is required. If an entity determines otherwise, then it would be required to perform Step 1 and potentially Step 2 of the two-step impairment testing model. ASU 2011-08 was effective for goodwill impairment tests performed for years beginning after December 15, 2011, with early adoption permitted. The Company chose to early adopt ASU 2011-08 in 2011. There was no material impact to its consolidated results of operations and financial position upon adoption.

 In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220):
 Presentation of Comprehensive Income, which eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income, including adjustments for items that are reclassified from other comprehensive income to net income. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, which indefinitely defers the presentation of reclassification adjustments as required in ASU 2011-05. ASU 2011-05 was effective for non-public entities for reporting periods ending after December 15, 2012. The Company's adoption of a continuous statement approach did not have a material impact to the Company's consolidated results of operations and financial position.

 In May 2011, the FASB issued ASU 2011-04, Fair Value Measurements (Topic 820):
 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. ASU 2011-04 was effective for non-public entities for annual reporting periods beginning after December 15, 2011. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2011-04 and has provided the required disclosures in note 5.

 In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310): A Creditor's Determining of Whether a Restructuring Is a Troubled Debt Restructuring, which clarifies when creditors should classify a loan modification as a troubled debt restructuring (TDR). ASU 2011-02 was effective for non-public entities for reporting periods ending after December 15, 2012. The Company had no material impact to its consolidated results of operations and financial position due to the adoption of ASU 2011-02.

 In December 2010, the FASB issued ASU 2010-28, Intangibles - Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts, which requires an entity to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. ASU 2010-28 was effective for non-public entities for reporting periods ending after December 15, 2011. The Company had no material impact to its consolidated results of operations and financial position due to the adoption of ASU 2010-28.

 In October 2010, the FASB issued ASU 2010-26, Financial Services - Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts, which clarifies the types of costs that can be capitalized in the successful acquisition of new or renewal insurance contracts. Capitalized costs should include incremental direct costs of successful contract acquisition, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. ASU 2010-26 was effective for fiscal years beginning after December 31, 2011 with retrospective application permitted but not required. The Company adopted this guidance effective January 1, 2012 and applied the retrospective method of adoption. The impact of the adoption of ASU 2010-26 was a reduction to total stockholder's equity as of January 1, 2010 of $100,850.

 The following tables present the details of the impact of the retrospective application of ASU 2010-26 to the consolidated financial statements:

                                                                               DECEMBER 31, 2011
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
ASSETS
------
Deferred policy acquisition costs                            $      852,729     $     (157,982)     $      694,747

LIABILITIES
-----------
Deferred income tax liability                                       326,344            (55,180)            271,164
Other liabilities                                                   427,522               (325)            427,197

STOCKHOLDER'S EQUITY
--------------------

Accumulated other comprehensive income                              369,541             12,410             381,951
Retained earnings                                                 2,605,751           (114,887)          2,490,864


                                                                         YEAR ENDED DECEMBER 31, 2011
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
REVENUES
--------
Other income                                                 $       30,643     $          (97)     $       30,546

BENEFITS AND EXPENSES
---------------------
Amortization of deferred policy acquisition costs                   203,755            (34,574)            169,181
Capitalization of policy acquisition costs                         (272,382)            36,026            (236,356)
  Income from operations before taxes                               290,161             (1,549)            288,612

INCOME TAX EXPENSE
------------------

  Deferred                                                           29,012               (542)             28,470
     Net income                                                     204,694             (1,007)            203,687
       Other comprehensive income                                    98,988              4,048             103,036
         Total comprehensive income                                 303,682              3,041             306,723



                                                                         YEAR ENDED DECEMBER 31, 2010
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
REVENUES
--------
Other income                                                 $       31,287     $         (109)     $       31,178

BENEFITS AND EXPENSES
---------------------
Amortization of deferred policy acquisition costs                   214,539            (30,006)            184,533
Capitalization of policy acquisition costs                         (292,604)            38,153            (254,451)
  Income from operations before taxes                               224,910             (8,256)            216,654

INCOME TAX EXPENSE
------------------
  Deferred                                                            4,979             (2,890)              2,089
     Net income                                                     167,940             (5,366)            162,574
       Other comprehensive income                                   206,578                698             207,276
         Total comprehensive income                                 374,518             (4,668)            369,850

 The following tables present the details of the impact of the retrospective application of ASU 2010-26 to the consolidated financial statements (Continued):

                                                                         YEAR ENDED DECEMBER 31, 2011
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
---------------------------------------------
Balance, beginning of year                                   $      270,553     $        8,362      $      278,915
  Other comprehensive income                                         98,988              4,048             103,036
Balance, end of year                                                369,541             12,410             381,951

RETAINED EARNINGS
-----------------
Balance, beginning of year                                        2,401,057           (113,880)          2,287,177
  Net income                                                        204,694             (1,007)            203,687
 Balance, end of year                                             2,605,751           (114,887)          2,490,864

TOTAL STOCKHOLDER'S EQUTIY
--------------------------
Balance, beginning of year                                        2,856,132           (105,518)          2,750,614
  Net income                                                        204,694             (1,007)            203,687
  Other comprehensive income                                         98,988              4,048             103,036
Balance, end of year                                              3,159,814           (102,477)          3,057,337


                                                                         YEAR ENDED DECEMBER 31, 2010
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
---------------------------------------------
Balance, beginning of year                                   $      (34,306)    $        7,664       $     (26,642)
  Other comprehensive income                                        206,578                698             207,276
Balance, end of year                                                270,553              8,362             278,915

RETAINED EARNINGS
-----------------
Balance, beginning of year                                        2,244,117           (108,514)          2,135,603
  Net income                                                        167,940             (5,366)            162,574
 Balance, end of year                                             2,401,057           (113,880)          2,287,177

TOTAL STOCKHOLDER'S EQUITY
--------------------------
Balance, beginning of year                                        2,394,333           (100,850)          2,293,483
  Net income                                                        167,940             (5,366)            162,574
  Other comprehensive income                                        206,578                698             207,276
Balance, end of year                                              2,856,132           (105,518)          2,750,614


 The following tables present the details of the impact of the retrospective application of ASU 2010-26 to the consolidated financial statements (Continued):


                                                                         YEAR ENDED DECEMBER 31, 2011
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
CASH FLOWS FROM OPERATING ACTIVITIES
------------------------------------
Net income                                                   $      204,694      $      (1,007)     $      203,687
 Adjustments to reconcile net income to net cash
  provided by operating activities
     Amortization of deferred policy acquisition costs              203,755            (34,574)            169,181
     Capitalization of policy acquisition costs                    (272,382)            36,026            (236,356)
     Deferred tax provision                                          29,012               (542)             28,470
     Other, net                                                     191,856                 97             191,953



                                                                         YEAR ENDED DECEMBER 31, 2010
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
CASH FLOWS FROM OPERATING ACTIVITIES
------------------------------------
Net income                                                   $      167,940      $      (5,366)     $      162,574
 Adjustments to reconcile net income to net cash
  provided by operating activities
     Amortization of deferred policy acquisition costs              214,539            (30,006)            184,533
     Capitalization of policy acquisition costs                    (292,604)            38,153            (254,451)
     Deferred tax provision                                           8,501             (2,890)              5,611
     Other, net                                                      16,990                109              17,099

 In   July  2010,  the  FASB  issued  ASU  2010-20,  Receivables  (Topic  310):
 Disclosures about the Credit Quality of Financing Receivables and the Allowances for Credit Losses which requires additional disclosures about the credit quality of financing receivables, such as aging information and credit quality indicators. In addition, disclosures must be disaggregated by portfolio segment or class based on how the Company develops its allowance for credit losses and how it manages its credit exposure. ASU 2010-20 was effective for non-public entities for reporting periods ending after December 15, 2011. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2010-20 and has provided the required disclosures in notes 6 and 9.

 In April 2010, the FASB issued ASU 2010-15, Financial Services - Insurance (Topic 944): How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments, under which an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economics in a variable interest entity, unless the separate account contract holder is a related party. The Company had no material impact to its consolidated results of operations and financial position due to the adoption of ASU 2010-15.

 In January 2010, the FASB issued ASU 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which requires new disclosures related to the separation of the presentation of purchases, issuances, sales and settlements. This guidance was effective for periods beginning after December 15, 2010. The Company adopted the required disclosure provisions of this new guidance effective January 1, 2011 which is included within note 5 and 11.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

 FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

 The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2012 and 2011. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

 Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

 The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

    Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

    Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government securities not backed by the full faith of the U.S. government, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, and certain derivatives.

    Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

 The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

 Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

 The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:


                                                                            DECEMBER 31, 2012
                                                    ------------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2           LEVEL 3           TOTAL
                                                    --------------    -------------    --------------    -------------
Fixed maturity securities, available-for-sale:
  U.S. government securities                        $    387,852      $          -     $          -      $    387,852
  Agencies not backed by the full faith and
   credit of the U.S. government                               -           194,560            4,648           199,208
  Foreign government securities                                -            57,504                -            57,504
  Corporate securities                                         -         6,020,295        1,070,286         7,090,581
  Asset-backed securities                                      -           331,855          147,988           479,843
  Commercial mortgage-backed securities (CMBS)                 -         1,098,174           17,809         1,115,983
  Residential mortgage-backed securities (RMBS)                -         1,821,944            2,647         1,824,591
                                                    --------------    -------------    --------------    -------------
    Total fixed maturity securities, available-
     for-sale                                            387,852         9,524,332        1,243,378        11,155,562
Equity securities, available-for-sale                    317,084                 -              188           317,272
Fixed maturity securities on loan:
  U.S. government securities                               9,144                 -                -             9,144
  Corporate securities                                         -            30,699                -            30,699
  Asset-backed securities                                      -                 -            7,717             7,717
                                                    --------------    -------------    --------------    -------------
    Total fixed maturity securities on loan                9,144            30,699            7,717            47,560
Equity securities on loan                                  5,692                 -                -             5,692
Derivative instruments:
  TBA derivative instruments                                   -            48,161                -            48,161
  Other derivative instruments                                12           147,520                -           147,532
                                                    --------------    -------------    --------------    -------------
    Total derivative instruments                              12           195,681                -           195,693
                                                    --------------    -------------    --------------    -------------
          Total investments                              719,784         9,750,712        1,251,283        11,721,779
Cash equivalents                                         201,699                50                -           201,749
Securities held as collateral                              9,052            19,189                -            28,241
Separate account assets (1)                           14,198,164           174,869              446        14,373,479
                                                    --------------    -------------    --------------    -------------
          Total financial assets                    $ 15,128,699      $  9,944,820     $  1,251,729      $ 26,325,248
                                                    ==============    =============    ==============    =============

Policy and contract account balances (2)            $          -      $          -     $     58,942      $     58,942
Future policy and contract benefits (2)                        -                 -           60,284            60,284
Derivative instruments                                         4            13,717                -            13,721
Securities lending collateral                              9,052            31,688                -            40,740
                                                    --------------    -------------    --------------    -------------
          Total financial liabilities               $      9,056      $     45,405     $    119,226      $    173,687
                                                    ==============    =============    ==============    =============


  (1) Separate account liabilities are set equal to the fair value of separate account assets.
  (2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

 The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):

                                                                            DECEMBER 31, 2011
                                                    ------------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2           LEVEL 3           TOTAL
                                                    --------------    -------------    --------------    -------------
Fixed maturity securities, available-for-sale:
  U.S. government securities                        $    176,608      $          -     $          -      $    176,608
  Agencies not backed by the full faith and
   credit of the U.S. government                               -            93,947            6,883           100,830
  Foreign government securities                                -            54,066                -            54,066
  Corporate securities                                         -         5,296,134          804,515         6,100,649
  Asset-backed securities                                      -           348,460          132,336           480,796
  CMBS                                                         -           942,354               11           942,365
  RMBS                                                         -         2,207,075            1,027         2,208,102
                                                    --------------    -------------    --------------    -------------
    Total fixed maturity securities, available-
     for-sale                                            176,608         8,942,036          944,772        10,063,416
Equity securities, available-for-sale                    203,936                 -                3           203,939
Fixed maturity securities on loan:
  U.S. government securities                              53,350                 -                -            53,350
  Corporate securities                                         -            12,876                -            12,876
                                                    --------------    -------------    --------------    -------------
    Total fixed maturity securities on loan               53,350            12,876                -            66,226
Equity securities on loan                                  6,937                 -                -             6,937
Derivative instruments:
  TBA derivative instruments                                   -            30,433                -            30,433
  Other derivative instruments                                10            86,863                -            86,873
                                                    --------------    -------------    --------------    -------------
    Total derivative instruments                              10           117,296                -           117,306
                                                    --------------    -------------    --------------    -------------
          Total investments                              440,841         9,072,208          944,775        10,457,824
Cash equivalents                                         247,470             1,350                -           248,820
Securities held as collateral                             23,001            20,891                -            43,892
Separate account assets (1)                           12,056,550           484,813                -        12,541,363
                                                    --------------    -------------    --------------    -------------
          Total financial assets                    $ 12,767,862      $  9,579,262     $    944,775      $ 23,291,899
                                                    ==============    =============    ==============    =============

Policy and contract account balances (2)            $          -      $          -     $     35,469      $     35,469
Future policy and contract benefits (2)                        -                 -           81,183            81,183
Derivative instruments                                       105             9,779                -             9,884
Securities lending collateral                             23,001            37,769                -            60,770
                                                    --------------    -------------    --------------    -------------
          Total financial liabilities               $     23,106      $     47,548     $    116,652      $    187,306
                                                    ==============    =============    ==============    =============


  (1) Separate account liabilities are set equal to the fair value of separate account assets.

  (2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

 The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

 When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

 When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

 Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

 For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly - an internally developed matrix pricing, discounted cash flow or other model is used. The internal pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using internally developed pricing models or broker quotes are reflected in Level 3.

 As of December 31, 2012, 89.7% of fixed maturity fair values were obtained from third party pricing services and 10.3% from the internal methods described above. As of December 31, 2011, 90.3% of fixed maturity fair values were obtained from third party pricing services and 9.7% from the internal methods described above.

    EQUITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

 The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries a small amount of non-exchange traded equity securities classified within Level 3.

    DERIVATIVE INSTRUMENTS

 Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

 The majority of the Company's derivative positions are traded in the over-the-counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

 The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

    CASH EQUIVALENTS

 Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1. The remaining instruments are typically not traded in active markets and their fair values are based on market observable inputs and, accordingly, have been classified as Level 2.

    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

 Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. The estimated fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account and are generally based on quoted market prices. Assets within the Company's separate accounts include direct investments in mutual funds, cash and cash equivalents and equity securities, which are included in Level 1. Additionally there are certain pooled separate accounts where the fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in the active market for identical or similar assets. These types of separate account assets include investments in fixed maturity securities and money market mutual funds which are included in Level 2.

  POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

 Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

 The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

  POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

 Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives associated with the Company's optional living benefit features are unobservable and are considered to be significant inputs to the liability valuations, the liability has been reflected within Level 3.

 The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2012:



                                            TOTAL REALIZED AND
                                             UNREALIZED GAINS
                                           (LOSSES) INCLUDED IN:
                                          ---------------------------

                                                                         TRANSFERS     TRANSFERS      PURCHASES,
                            BALANCE AT       NET            OTHER          IN TO        OUT OF        SALES AND     BALANCE
                            BEGINNING       INCOME      COMPREHENSIVE     LEVEL 3       LEVEL 3      SETTLEMENTS,   AT END OF
                             OF YEAR          (1)           INCOME          (2)          (2)          NET (3)         YEAR
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------

 Fixed maturity securities,
  available-for sale:
   Agencies not backed by
    the full faith and
    credit of the U.S.
    government              $   6,883     $      -       $   (235)       $      -      $     -       $   (2,000)   $    4,648
   Corporate securities       804,515            52        27,931          45,541            -          192,247     1,070,286
   Asset-backed securities    132,336            -          1,812          20,645       (3,601)          (3,204)      147,988
   CMBS                            11           457         2,064          19,523            -           (4,246)       17,809
   RMBS                         1,027          (259)          830              22            -            1,027         2,647
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------
     Total fixed maturity
        securities,
        available-
        for-sale              944,772           250        32,402          85,731       (3,601)         183,824     1,243,378
Equity securities,
   available-for-sale               3             3            28               -            -              154           188
Fixed maturity securities,
  on loan:
   Asset-backed securities          -            -            533           7,753            -             (569)        7,717
Separate account assets             -            -           (117)            381            -              182           446
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------
       Total financial      $ 944,775     $     253     $  32,846        $ 93,865      $(3,601)      $  183,591    $1,251,729
        assets              ==========    ==========    =============    ==========    =========    ============   ==========



  (1) The amounts included in this column are reported in net realized investment gains on the consolidated statements of operations and comprehensive income.

  (2) Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

  (3) The following table provides the bifurcation of the net purchases, sales and settlements.

 The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2012:



                                                                                                         PURCHASES,
                                                                                                          SALES AND
                                                                                                        SETTLEMENTS,
                                                   PURCHASES           SALES            SETTLEMENTS          NET
                                                ---------------    --------------     --------------    --------------
Fixed maturity securities, available-for-sale:
  Agencies not backed by the full faith and
   credit of the U.S. government                $           -      $           -       $     (2,000)     $     (2,000)
  Corporate securities                                264,494               (902)           (71,345)          192,247
  Asset-backed securities                              28,471                  -            (31,675)           (3,204)
  CMBS                                                    202               (631)            (3,817)           (4,246)
  RMBS                                                  2,179               (395)              (757)            1,027
                                                ---------------    --------------     --------------    --------------
     Total fixed maturity securities,
     available-for-sale                               295,346             (1,928)          (109,594)          183,824
Equity securities, available-for-sale                     157                 (3)                 -               154
Fixed maturity securities, on loan:
   Asset-backed securities                                105                  -               (674)             (569)
Separate account assets                                   182                  -                  -               182
                                                ---------------    --------------     --------------    --------------
       Total financial assets                   $     295,790      $      (1,931)      $   (110,268)    $     183,591
                                                ===============    ==============     ==============    ==============

 Transfers of securities among the levels occur at the beginning of the reporting period.

 There were no transfers between Level 1 and Level 2 for the year ended December 31, 2012.

 The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2011:


                                            TOTAL REALIZED AND
                                             UNREALIZED GAINS
                                           (LOSSES) INCLUDED IN:
                                          ---------------------------

                                                                         TRANSFERS     TRANSFERS      PURCHASES,
                            BALANCE AT       NET            OTHER          IN TO        OUT OF        SALES AND     BALANCE
                            BEGINNING       INCOME      COMPREHENSIVE     LEVEL 3       LEVEL 3      SETTLEMENTS,   AT END OF
                             OF YEAR          (1)           INCOME          (2)          (2)          NET (3)         YEAR
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------
Fixed maturity securities,
  available-for sale:
   Agencies not backed by
    the full faith and
    credit of the U.S.
    government              $   7,064      $      -      $   (181)       $      -      $      -     $        -     $   6,883
   Corporate securities       809,213            99         8,495          14,513             -        (27,805)      804,515
   Asset-backed securities    167,659             5        (1,323)              -        (9,176)       (24,829)      132,336
   CMBS                            27             -            (1)              -             -            (15)           11
   RMBS                         2,466          (167)        1,122               -             -         (2,394)        1,027
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------
     Total fixed maturity
        securities,
        available-
        for-sale              986,429           (63)        8,112          14,513        (9,176)       (55,043)      944,772
Equity securities,
   available-for-sale               4             4            (1)              -             -             (4)            3
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------
       Total financial      $ 986,433      $    (59)    $   8,111        $ 14,513       $(9,176)    $  (55,047)    $ 944,775
        assets              ==========    ==========    =============    ==========    =========    ============   ==========



  (1) The amounts included in this column are reported in net realized investment gains on the consolidated statements of operations and comprehensive income.

  (2) Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

  (3) The following table provides the bifurcation of the net purchases, sales and settlements.

 The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2011:



                                                                                                         PURCHASES,
                                                                                                          SALES AND
                                                                                                        SETTLEMENTS,
                                                   PURCHASES           SALES            SETTLEMENTS          NET
                                                ---------------    --------------     --------------    --------------
Fixed maturity securities, available-for-sale:
   Corporate securities                         $      75,300      $     (3,686)      $    (99,419)     $    (27,805)
   Asset-backed securities                                806              (275)           (25,360)          (24,829)
   CMBS                                                     -                  -               (15)              (15)
   RMBS                                                   144            (1,840)              (698)           (2,394)
                                                ---------------    --------------     --------------    --------------
     Total fixed maturity securities,
     available-for-sale                                76,250            (5,801)          (125,492)          (55,043)

Equity securities, available-for-sale                       -                (4)                  -               (4)
                                                ---------------    --------------     --------------    --------------
       Total financial assets                   $      76,250      $     (5,805)      $   (125,492)     $    (55,047)
                                                ===============    ==============     ==============    ==============


 Transfers of securities among the levels occur at the beginning of the reporting period.

 Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2011.

 There were no changes in unrealized gains (losses) included in net income related to assets held as of December 31, 2012 and 2011.

 The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2012:


                                            TOTAL REALIZED AND
                                            UNREALIZED (GAINS)
                                            LOSSES INCLUDED IN:
                                          ---------------------------


                            BALANCE AT       NET            OTHER         TRANSFERS     TRANSFERS                   BALANCE
                            BEGINNING       INCOME      COMPREHENSIVE       IN TO        OUT OF                    AT END OF
                             OF YEAR          (1)           INCOME         LEVEL 3      LEVEL 3      SETTLEMENTS      YEAR
                            -----------   ----------    -------------    ----------    ---------    ------------   ----------
Policy and contract
   account balances         $   35,469    $  23,473     $        -        $      -      $      -     $        -     $  58,942
Future policy and contract
   benefits                     81,183      (20,597)             -               -             -           (302)       60,284
     Total financial        -----------   ----------    -------------    ----------    ---------    ------------   ----------
     liabilities            $  116,652    $   2,876     $        -        $      -      $      -     $     (302)    $ 119,226
                            ===========   ==========    =============    ==========    =========    ============   ==========



  (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

 The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

                                            TOTAL REALIZED AND
                                            UNREALIZED (GAINS)
                                            LOSSES INCLUDED IN:
                                          ---------------------------


                            BALANCE AT       NET            OTHER         TRANSFERS     TRANSFERS                   BALANCE
                            BEGINNING       INCOME      COMPREHENSIVE       IN TO        OUT OF                    AT END OF
                             OF YEAR          (1)           INCOME         LEVEL 3      LEVEL 3      SETTLEMENTS      YEAR
                            -----------   ----------    -------------    ----------    ---------    ------------   ----------
Policy and contract
   account balances          $  35,301     $     168     $        -       $      -      $      -     $        -     $  35,469
Future policy and contract
   benefits                     20,577        60,999              -              -             -           (393)       81,183
     Total financial        -----------   ----------    -----------      ----------    ---------    ------------   ----------
     liabilities            $   55,878     $  61,167     $        -       $      -      $      -     $     (393)    $ 116,652
                            ===========   ==========    ===========      ==========    =========    ============   ==========



  (1) The amounts in this column related to future policy and contract benefits are reported as gains within net realized investment gains on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

 The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2012 was $(4,796), of which $18,727 was included in net realized investment gains and $(23,523) was included in policyholder benefits on the consolidated statements of operations and comprehensive income. The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2011 was $(61,778), of which $(61,550) was included in net realized investment gains and $(228) was included in policyholder benefits on the consolidated statements of operations and comprehensive income.

 QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

 The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2012:

                                                                                                            RANGE
    LEVEL 3 INSTRUMENT          FAIR VALUE       VALUATION TECHNIQUE        UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
---------------------------     -----------    -------------------------    -------------------     ---------------------
Fixed maturity securities,
  available-for sale:

   Agencies not backed by
    the full faith and
    credit of the U.S.                                                      Yield/spread to
    government                  $    4,648       Discounted cash flow       U.S. Treasuries (1)           63 bps

                                                                            Yield/spread to           90 bps - 479 bps
   Corporate securities          1,028,566       Discounted cash flow       U.S. Treasuries (1)          (185 bps)

                                                                            Yield/spread to           53 bps - 465 bps
   Asset-backed securities          85,041       Discounted cash flow       U.S. Treasuries              (165 bps)

Liabilities:


   Policy and contract                          Discounted cash flow/       Mortality rates (2)      Annuity 2000 table
                                                Option pricing              Lapse rates (3)                0% to   16%
     account balances           $   58,942      techniques                  Market volatility (6)          0% to   25%




   Future policy and                                                                                     1983a and
    contract benefits                           Discounted cash flow/       Mortality rates (2)      annuity 2000 table
                                                Option pricing              Lapse rates (3)                0% to   15%
                                    60,284      techniques                  Utilization rates (4)          0% to  100%
                                                                            Withdrawal rates (5)           0% to    7%
                                                                            Market volatility (6)          0% to   23%
                                                                            Nonperformance
                                                                               risk spread (7)                0.2%


  (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

  (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

  (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

  (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

  (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

  (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

  (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

 Level 3 measurements not included in the table above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

 SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

 The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

    CORPORATE SECURITIES AND ASSET-BACKED SECURITIES

 For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

 POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT BENEFITS

 For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

 For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

    NON-RECURRING FAIR VALUE MEASUREMENTS

 The following tables summarize the Company's financial assets measured at fair value on a non-recurring basis:


                                                                            DECEMBER 31, 2012
                                                    ------------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2           LEVEL 3           TOTAL
                                                    --------------    -------------    --------------    -------------
Other invested assets:
  Real estate held for sale                         $          -      $          -     $      4,755      $      4,755
                                                    --------------    -------------    --------------    -------------
    Total financial assets                          $          -      $          -     $      4,755      $      4,755
                                                    ==============    =============    ==============    =============

                                                                            DECEMBER 31, 2011
                                                    ------------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2           LEVEL 3           TOTAL
                                                    --------------    -------------    --------------    -------------
Other invested assets:
  Real estate held for sale                         $          -      $          -     $      5,200      $      5,200
                                                    --------------    -------------    --------------    -------------
    Total financial assets                          $          -      $          -     $      5,200      $      5,200
                                                    ==============    =============    ==============    =============


 Real estate held for sale represents commercial real estate acquired in satisfaction of mortgage loan debt. The estimated fair value is obtained from third-party appraisals for each of the acquired properties less estimated costs to sell. The estimated fair value is categorized as Level 3 due to lack of transparency and unobservability in collateral valuation.

 FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

 The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

 The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.


                                                                    DECEMBER 31, 2012
                                   ------------------------------------------------------------------------------------
                                     CARRYING                                      FAIR
                                      VALUE                                       VALUE
                                   -------------    -------------------------------------------------------------------
                                      TOTAL            LEVEL 1          LEVEL 2           LEVEL 3            TOTAL
                                   -------------    --------------    -------------     -------------    --------------

Assets:
   Mortgage loans, net             $  1,538,502     $          -      $          -      $  1,621,871     $   1,621,871
   Policy loans                         352,756                -                 -           432,372           432,372
   Alternative investments              494,890                -                 -           494,890           494,890

Liabilities:
   Deferred annuities              $  2,566,965     $          -      $          -      $  2,719,308     $   2,719,308
   Annuity certain contracts             81,624                -                 -            91,152            91,152
   Other fund deposits                1,913,680                -                 -         1,925,248         1,925,248
   Supplementary contracts
     without life contingencies          72,361                -                 -            72,361            72,361
   Short-term debt                       50,000                -                 -            50,000            50,000
   Long-term debt                       268,000                -                 -           270,236           270,236



                                                                                            DECEMBER 31, 2011
                                                                                    ----------------------------------
                                                                                       CARRYING             FAIR
                                                                                        AMOUNT             VALUE
                                                                                    ---------------    ---------------
Assets:
   Mortgage loans, net                                                              $    1,417,147     $    1,501,620
   Policy loans                                                                            350,863            423,922
   Alternative investments                                                                 447,351            447,351

Liabilities:
   Deferred annuities                                                               $    2,570,574     $    2,721,392
   Annuity certain contracts                                                                88,612             95,741
   Other fund deposits                                                                   1,802,146          1,813,250
   Supplementary contracts
     without life contingencies                                                             65,576             65,576
Short-term debt                                                                             50,000             50,000
Long-term debt                                                                             120,000            122,351


 Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. The carrying amounts for alternative investments approximate the assets' fair values. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

  FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE (CONTINUED)

 The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2012 and 2011 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

 The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

 The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

(6) INVESTMENTS

    FIXED MATURITY AND EQUITY SECURITIES

 The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. government and agency obligations.

 The carrying value of the Company's fixed maturity portfolio totaled $11,203,122 and $10,129,642 at December 31, 2012 and 2011, respectively. Fixed maturity securities represent 77.7% and 77.3% of total invested assets at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011 publicly traded fixed maturity securities comprised 79.3% and 80.2%, respectively, of the total fixed maturity portfolio.

 The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

 The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

 The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,628,421 and $1,985,569 agency backed RMBS and $196,170 and $222,533 non-agency backed RMBS as of December 31, 2012 and 2011, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2012 was $54,144 with unrealized losses totaling $1,158. The fair value of the Company's subprime securities as of December 31, 2011 was $49,882 with unrealized losses totaling $3,305.

 The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

 The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $322,964 and $210,876 as of December 31, 2012 and 2011, respectively.

 The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:



                                                             GROSS           GROSS
                                          AMORTIZED       UNREALIZED       UNREALIZED         OTTI IN
DECEMBER 31, 2012                            COST            GAINS           LOSSES           AOCL(1)        FAIR VALUE
-------------------------------------    -------------    ------------    -------------    -------------   -------------
U.S. government securities               $    351,678     $    36,616     $        442     $          -    $    387,852
Agencies not backed by the full faith
 and credit of the U.S. government            189,441          11,209            1,442                -         199,208
Foreign government securities                  48,309           9,195                -                -          57,504
Corporate securities                        6,392,095         696,526            5,783           (7,743)      7,090,581
Asset-backed securities                       436,413          39,777              689           (4,342)        479,843
CMBS                                        1,029,303          74,369            2,322          (14,633)      1,115,983
RMBS                                        1,687,349         146,730            1,112            8,376       1,824,591
                                         -------------    ------------    -------------    -------------   -------------
    Total fixed maturity securities,
       available-for-sale                  10,134,588       1,014,422           11,790          (18,342)     11,155,562
Equity securities - unaffiliated              271,869          49,030            3,627                -         317,272
                                         -------------    ------------    -------------    -------------   -------------
         Total                           $ 10,406,457     $ 1,063,452     $     15,417     $    (18,342)   $ 11,472,834
                                         =============    ============    =============    =============   =============

  (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.




                                                             GROSS           GROSS
                                          AMORTIZED       UNREALIZED       UNREALIZED         OTTI IN
DECEMBER 31, 2011                            COST            GAINS           LOSSES           AOCL(1)        FAIR VALUE
-------------------------------------    -------------    ------------    -------------    -------------   -------------
U.S. government securities               $    141,479     $    35,129     $          -     $          -    $    176,608
Agencies not backed by the full faith
 and credit of the U.S. government             95,331           5,706              207                -         100,830
Foreign government securities                  45,887           8,179                -                -          54,066
Corporate securities                        5,587,306         507,864            6,589          (12,068)      6,100,649
Asset-backed securities                       443,632          33,866            2,822           (6,120)        480,796
CMBS                                          900,498          41,653            3,771           (3,985)        942,365
RMBS                                        2,087,063         147,288            5,196           21,053       2,208,102
                                         -------------    ------------    -------------    -------------   -------------
    Total fixed maturity securities,
       available-for-sale                   9,301,196         779,685           18,585           (1,120)     10,063,416
Equity securities - unaffiliated              178,197          30,260            4,518                -         203,939
                                         -------------    ------------    -------------    -------------   -------------
         Total                           $  9,479,393     $   809,945     $     23,103     $     (1,120)   $ 10,267,355
                                         =============    ============    =============    =============   =============


  (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

 The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                             GROSS           GROSS
                                           AMORTIZED       UNREALIZED       UNREALIZED
DECEMBER 31, 2012                            COST            GAINS           LOSSES        OTTI IN AOCL     FAIR VALUE
-------------------------------------    -------------    ------------    -------------    -------------   -------------
U.S. government securities               $      9,151     $         6     $         13     $         -     $      9,144
Corporate securities                           27,376           3,323                -               -           30,699
Asset-backed securities                         7,122             595                -               -            7,717
                                         -------------    ------------    -------------    -------------   -------------
    Total fixed maturity securities            43,649           3,924               13               -           47,560
Equity securities - unaffiliated                4,789             906                3               -            5,692
                                         -------------    ------------    -------------    -------------   -------------
         Total                           $     48,438     $     4,830     $         16     $         -     $     53,252
                                         =============    ============    =============    =============   =============


                                                             GROSS           GROSS
                                           AMORTIZED       UNREALIZED       UNREALIZED
DECEMBER 31, 2011                            COST            GAINS           LOSSES        OTTI IN AOCL     FAIR VALUE
-------------------------------------    -------------    ------------    -------------    -------------   -------------
U.S. government securities               $     52,305     $     1,045     $          -     $         -     $     53,350
Corporate securities                           11,612           1,264                -               -           12,876
                                         -------------    ------------    -------------    -------------   -------------
    Total fixed maturity securities            63,917           2,309                -               -           66,226
Equity securities - unaffiliated                4,968           1,996               27               -            6,937
                                         -------------    ------------    -------------    -------------   -------------
         Total                           $     68,885     $     4,305     $         27     $         -     $     73,163
                                         =============    ============    =============    =============   =============


 The amortized cost and fair value of fixed maturity securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                                                               AVAILABLE-FOR-SALE
                                                         AVAILABLE-FOR-SALE                    SECURITIES ON LOAN
                                                 -----------------------------------    ---------------------------------
                                                   AMORTIZED             FAIR             AMORTIZED            FAIR
                                                      COST               VALUE              COST              VALUE
                                                 ---------------    ----------------    --------------    ---------------
Due in one year or less                          $      322,458     $       331,569     $           -     $            -
Due after one year through five years                 2,337,094           2,559,437             6,678              7,161
Due after five years through ten years                3,287,502           3,708,310            27,337             29,918
Due after ten years                                   1,034,469           1,135,829             2,512              2,764
                                                 ---------------    ----------------    --------------    ---------------
                                                      6,981,523           7,735,145            36,527             39,843
Asset-backed and mortgage-backed
   securities                                         3,153,065           3,420,417             7,122              7,717
                                                 ---------------    ----------------    --------------    ---------------
      Total                                      $   10,134,588     $    11,155,562     $      43,649     $       47,560
                                                 ===============    ================    ==============    ===============

 The Company had certain investments with a reported fair value lower than the cost of the investments as follows:



                                                                     DECEMBER 31, 2012
                                    -------------------------------------------------------------------------------------
                                               LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                    ----------------------------------------    -----------------------------------------
                                                                 UNREALIZED
                                                                 LOSSES AND                                  UNREALIZED
                                      FAIR         AMORTIZED      OTTI IN          FAIR        AMORTIZED     LOSSES AND
                                      VALUE          COST           AOCL           VALUE         COST        OTTI IN AOCL
                                    ----------    ----------    ------------    ----------    ----------    -------------
U.S. government securities          $ 160,563     $ 161,005     $       442     $       -     $       -     $          -
Agencies not backed by the full
 faith and credit of the U.S.
 government                            19,460        20,902           1,442             -             -                -
Corporate securities                  271,896       277,076           5,180         4,157         4,760              603
Asset-backed securities                 3,274         3,276               2        11,093        11,781              688
CMBS                                   78,921        79,345             424        34,998        37,526            2,528
RMBS                                   20,265        20,823             558        65,764        79,890           14,126
Equity securities - unaffiliated       59,607        61,951           2,344         4,417         5,700            1,283


                                                                     DECEMBER 31, 2011
                                    -------------------------------------------------------------------------------------
                                              LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                    ----------------------------------------    -----------------------------------------
                                                                 UNREALIZED
                                                                 LOSSES AND                                  UNREALIZED
                                      FAIR         AMORTIZED      OTTI IN          FAIR        AMORTIZED     LOSSES AND
                                      VALUE          COST           AOCL           VALUE         COST        OTTI IN AOCL
                                    ----------    ----------    ------------    ----------    ----------    -------------
Agencies not backed by the full
 faith and credit of the U.S.
 government                         $  10,166     $  10,244     $        78     $   3,871     $   4,000     $        129
Corporate securities                  213,916       220,600           6,684         2,270         2,320               50
Asset-backed securities                58,900        61,048           2,148         9,622        10,572              950
CMBS                                   71,251        73,380           2,129        64,346        70,769            6,423
RMBS                                   34,581        35,668           1,087       126,700       155,385           28,685
Equity securities - unaffiliated       41,903        46,191           4,288           559           789              230

 The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                                     DECEMBER 31, 2012
                                    -------------------------------------------------------------------------------------
                                              LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                    ----------------------------------------    -----------------------------------------
                                                                 UNREALIZED
                                                                 LOSSES AND                                  UNREALIZED
                                      FAIR         AMORTIZED      OTTI IN          FAIR        AMORTIZED     LOSSES AND
                                      VALUE          COST           AOCL           VALUE         COST        OTTI IN AOCL
                                    ----------    ----------    ------------    ----------    ----------    -------------
U.S. government securities          $   3,854     $   3,867     $        13     $       -     $       -     $          -
Equity securities - unaffiliated          261           264               3             -             -                -


                                                                     DECEMBER 31, 2011
                                    -------------------------------------------------------------------------------------
                                              LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                    ----------------------------------------    -----------------------------------------
                                                                 UNREALIZED
                                                                 LOSSES AND                                  UNREALIZED
                                      FAIR         AMORTIZED      OTTI IN          FAIR        AMORTIZED     LOSSES AND
                                      VALUE          COST           AOCL           VALUE         COST        OTTI IN AOCL
                                    ----------    ----------    ------------    ----------    ----------    -------------
Equity securities - unaffiliated    $     476     $     503     $        27     $       -     $       -     $          -


 For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2012, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

 The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2012.

 U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

 Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

 Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

 CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

 The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2012, 89.2% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2012, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer. The fair values of these securities were 57.1% investment grade (BBB or better). Credit support for the RMBS holdings remains high.

 The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2012, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer. The fair values of these securities were 57.3% investment grade.

 Equity securities with unrealized losses at December 31, 2012 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

 At December 31, 2012 and 2011, fixed maturity securities and cash equivalents with a carrying value of $25,548 and $19,128, respectively, were on deposit with various regulatory authorities as required by law.

    MORTGAGE LOANS

 The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $1,538,502 and $1,417,147 at December 31, 2012 and 2011, respectively.

 All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

 The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:


                                                                                         2012               2011
                                                                                    ---------------    ---------------

Industrial                                                                          $      584,598     $      556,541
Office buildings                                                                           372,045            410,462
Retail facilities                                                                          323,974            226,595
Apartment                                                                                  167,751            149,182
Other                                                                                       90,134             74,367
                                                                                    ---------------    ---------------
      Total                                                                         $    1,538,502     $    1,417,147
                                                                                    ===============    ===============


 If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

 A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

 The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:


                                                                     2012                2011               2010
                                                                ---------------     ---------------     --------------
Balance at beginning of year                                    $        4,130      $        3,700      $         100
      Addition to (release of) allowance                                  (330)              1,830              3,600
      Write-downs, net of recoveries                                         -              (1,400)                 -
                                                                ---------------     ---------------     --------------
Balance at end of year                                          $        3,800      $        4,130      $       3,700
                                                                ===============     ===============     ==============

End of year valuation allowance basis:
      Specific allowance                                        $        1,221      $        1,035      $           -
      General allowance                                                  2,579               3,095              3,700
                                                                ---------------     ---------------     --------------
Total valuation allowance                                       $        3,800      $        4,130      $       3,700
                                                                ===============     ===============     ==============


 As of December 31, 2012, the Company had three loans with a total carrying value of $12,721, net of a $1,221 specific valuation allowance. As of December 31, 2012, The Company had 16 loans with a total carrying value of $39,245, net of a $2,579 general valuation allowance. The three loans having a specific valuation allowance were held in the industrial, office and retail facilities classes. For those three loans, the interest income recognized for the year ended December 31, 2012 was $882. In addition, these three loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2012. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2012.

 As of December 31, 2011, the Company had two loans with a total carrying value of $10,229, net of a $1,035 specific valuation allowance. As of December 31, 2011, the Company had 18 loans with a total carrying value of $52,093, net of a $3,095 general valuation allowance. The two loans having a specific valuation allowance were held in the industrial and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2011 was $618. In addition, these two loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2011.

 As of December 31, 2012, the Company did not have any delinquent mortgage loans.

 The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

 The following table provides a summary of performing and nonperforming mortgage loans as of December 31:



                                                                                         2012               2011
                                                                                    ---------------    ---------------
Performing mortgage loans                                                           $    1,538,502     $    1,408,727
Nonperforming mortgage loans                                                                     -              8,420
                                                                                    ---------------    ---------------
      Total                                                                         $    1,538,502     $    1,417,147
                                                                                    ===============    ===============


 The two loans classified as nonperforming mortgage loans at December 31, 2011 were held in the industrial and office buildings classes.

 Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

 The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                                      2012                2011                2010
                                                                  --------------     --------------- --- ---------------

Number of properties acquired                                                 2                   2                   2
Carrying value of mortgage loans prior to real estate
   acquisition                                                    $       8,420      $        8,065      $       11,544


Loss recognized upon acquisition in satisfaction of debt                      -             (2,865)             (3,144)


    ALTERNATIVE INVESTMENTS

 Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are diversified by type, general partner, vintage year, and geographic location
 - both domestic and international.

 The Company's composition of alternative investments by type were as follows:



                                                         DECEMBER 31, 2012                     DECEMBER 31, 2011
                                                 ----------------------------------    ----------------------------------
                                                    CARRYING           PERCENT            CARRYING           PERCENT
                                                     VALUE             OF TOTAL            VALUE             OF TOTAL
                                                 ---------------    ---------------    ---------------    ---------------
Alternative investments
    Private equity funds                         $      289,248              58.5%     $      269,161              60.2%
    Mezzanine debt funds                                202,033              40.8%            174,594              39.0%
    Hedge funds                                           3,609               0.7%              3,596               0.8%
                                                 ---------------    ---------------    ---------------    ---------------
          Total alternative investments          $      494,890             100.0%     $      447,351             100.0%
                                                 ===============    ===============    ===============    ===============

    NET INVESTMENT INCOME

 Net investment income for the years ended December 31 was as follows:



                                                                      2012               2011               2010
                                                                 ---------------    ---------------    ---------------
Fixed maturity securities                                        $      514,058     $      504,157     $      476,702
Equity securities                                                         9,493              8,131              9,525
Mortgage loans                                                           88,753             84,450             76,925
Policy loans                                                             24,513             24,600             24,649
Cash equivalents                                                             11                 86                379
Alternative investments                                                  11,548             13,948             13,052
Derivative instruments                                                       23                627                231
Other invested assets                                                     2,198              2,868              2,714
                                                                 ---------------    ---------------    ---------------
   Gross investment income                                              650,597            638,867            604,177
Investment expenses                                                     (21,264)           (20,743)           (18,221)
                                                                 ---------------    ---------------    ---------------
   Total                                                         $      629,333     $      618,124     $      585,956
                                                                 ===============    ===============    ===============


    NET REALIZED INVESTMENT GAINS

 Net realized investment gains for the years ended December 31 were as follows:



                                                                     2012               2011               2010
                                                                ---------------    ---------------     --------------
Fixed maturity securities                                       $       37,112     $       20,734      $       2,477
Equity securities                                                       10,741              6,546             29,502
Mortgage loans                                                             215             (4,138)            (6,803)
Alternative investments                                                 26,249             39,886              1,362
Derivative instruments                                                   9,015            (10,518)            10,087
Other invested assets                                                     (723)            (1,823)              (207)
Securities held as collateral                                              120                888              4,503
                                                                ---------------    ---------------     --------------
      Total                                                     $       82,729     $       51,575      $      40,921
                                                                ===============    ===============     ==============


 Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:


                                                                     2012               2011               2010
                                                                ---------------    ---------------    ---------------
Fixed maturity securities, available-for-sale:
      Gross realized gains                                      $       44,456     $       47,267     $       43,443
      Gross realized losses                                             (7,057)           (20,995)           (18,712)
Equity securities:
      Gross realized gains                                              14,682             14,107             34,046
      Gross realized losses                                             (3,228)            (4,332)            (4,493)
Alternative investments:
      Gross realized gains                                              34,479             50,771             24,412
      Gross realized losses                                                (87)            (3,905)            (9,018)

 Other-than-temporary impairments by asset type recognized in net realized investment gains for the years ended
 December 31 were as follows:


                                                                      2012               2011              2010
                                                                  --------------    ---------------    --------------
Fixed maturity securities
    Corporate securities                                          $           -     $            -     $       1,840
    Asset-backed securities                                                   -              2,154             2,923
    CMBS                                                                      -                  -            10,538
    RMBS                                                                    287              3,384             6,953
Mortgage loans                                                              115              3,654             3,144
Equity securities                                                           713              3,229                51
Alternative investments                                                   8,143              6,980            14,032
Other invested assets                                                       650                  -               971
                                                                  --------------    ---------------    --------------
      Total other-than-temporary impairments                      $       9,908     $       19,401     $      40,452
                                                                  ==============    ===============    ==============


  The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income, was as follows:


                                                                     2012               2011               2010
                                                                ---------------    ---------------    ---------------
Balance at beginning of year                                    $       44,908     $       66,577     $       92,556
Additions:
      Initial impairments - credit loss OTTI recognized on
         securities not previously impaired                                  -              3,087              6,337
      Additional impairments - credit loss OTTI recognized
         on securities previously impaired                                 287              2,451             15,917
Reductions:
      Due to sales (or maturities, pay downs, or prepayments)
         during the period of securities previously credit
         loss OTTI impaired                                            (18,525)           (27,207)           (48,233)
                                                                ---------------    ---------------    ---------------
Balance at end of year                                          $       26,670     $       44,908     $       66,577
                                                                ===============    ===============    ===============


(7) DERIVATIVE INSTRUMENTS

 Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

 Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

 The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:




                                               DECEMBER 31, 2012                          DECEMBER 31, 2011
                                     ---------------------------------------    ---------------------------------------
                                                          FAIR VALUE                                 FAIR VALUE
                                                    ------------------------                   ------------------------
   PRELIMINARY
 UNDERLYING RISK                      NOTIONAL                    LIABILITIES     NOTIONAL                   LIABILITIES
    EXPOSURE       INSTRUMENT TYPE     AMOUNT          ASSETS         (1)          AMOUNT        ASSETS          (1)
------------------ ----------------- -----------    ----------    -----------   -----------    ----------    -----------
Interest rate      Interest rate
                      swaps          $  356,500     $  30,888     $       -     $  101,500     $  29,692     $       -
                   Interest rate
                      swaptions         135,000         3,301             -             -              -             -
                   Interest rate
                      futures           574,900            10             -        468,700             8             -
                   Interest rate
                      caps              100,000         1,291             -             -              -             -
                   Interest rate
                      floors            160,000         4,024             -        160,000         4,536             -
                   TBAs                  45,315        48,161             -         28,685        30,433             -
Foreign currency   Foreign currency
                      swaps              17,000           598             -         17,000       (2,718)             -
Equity market      Equity futures       218,169             2             -        149,403             2             -
                   Equity options     2,150,540       107,418        13,721      1,089,839        55,353         9,884
                                     -----------    ----------    ----------    -----------    ----------    ----------
 Total derivatives                   $3,757,424     $ 195,693     $  13,721     $2,015,127     $ 117,306     $   9,884
                                     ===========    ==========    ==========    ===========    ==========    ==========


  (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

 The Company has steadily increased the volume of derivatives trading throughout 2012 and 2011. This is evident through the increase in notional amounts as well as the introduction of caps and swaptions in 2012.

 The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

 Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

 Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

 Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

 Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

 Interest rate floors are purchased by the Company to manage the impact of interest rate declines on overall investment performance. An interest rate floor is a series of put options on a specified interest rate. The Company enters into contracts to purchase interest rate floors and receives cash payments from the floor writer when the market rate is below the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate exceeds the specified rate on the maturity date, the Company does not receive a payment.

 Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

 Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

 Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

 Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

 The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

 The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                                       DECEMBER 31, 2012
                                          ----------------------------------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS        NET INVESTMENT INCOME      POLICYHOLDER BENEFITS
                                          -----------------------    ----------------------     ----------------------
Interest rate swaps                       $              8,576       $               (88)       $                  -
Interest rate swaptions                                   (236)                        -                           -
Interest rate futures                                    4,701                         -                         (56)
Interest rate caps                                        (777)                        -                           -
Interest rate floors                                     2,267                      (326)                          -
TBAs                                                       686                         -                           -
Foreign currency swaps                                   3,315                       435                           -
Foreign currency forwards                                  (19)                        2                           -
Equity futures                                         (19,305)                        -                      11,680
Equity options                                         (11,092)                        -                      18,332
                                          -----------------------    ----------------------     ----------------------
Total gains (losses) recognized in
      income from derivatives             $            (11,884)       $               23        $             29,956
                                          =======================    ======================     ======================


                                                                       DECEMBER 31, 2011
                                          ----------------------------------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS        NET INVESTMENT INCOME      POLICYHOLDER BENEFITS
                                          -----------------------    ----------------------     ----------------------
Interest rate swaps                       $             24,140       $                (82)       $                  -
Interest rate futures                                   26,686                          -                         (33)
Interest rate floors                                     4,232                       (227)                          -
TBAs                                                       244                        461                           -
Foreign currency swaps                                    (457)                       442                           -
Foreign currency forwards                                  (80)                        33                           -
Equity futures                                          (8,462)                         -                      (3,741)
Equity options                                           3,785                          -                      (7,640)
                                          -----------------------    ----------------------     ----------------------
Total gains (losses) recognized in
      income from derivatives             $             50,088       $                627        $            (11,414)
                                          =======================    ======================     ======================

                                                                       DECEMBER 31, 2010
                                          ----------------------------------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS        NET INVESTMENT INCOME      POLICYHOLDER BENEFITS
                                          -----------------------    ----------------------     ----------------------
Interest rate swaps                       $             10,999       $                (83)       $                  -
Interest rate futures                                    6,301                          -                           9
TBAs                                                       356                          -                           -
Foreign currency swaps                                  (2,346)                       322                           -
Foreign currency forwards                                 (203)                        (8)                          -
Equity futures                                         (15,030)                         -                       8,869
Equity options                                            (412)                         -                       6,282
                                          -----------------------    ----------------------     ----------------------
Total gains (losses) recognized in
      income from derivatives             $               (335)      $                231        $             15,160
                                          =======================    ======================     ======================

 The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

 The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

 The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $128,924 and $67,360 at December 30, 2012 and 2011, respectively, and the Company delivered collateral in the amount of $18,564 and $25,779 at December 31, 2012 and 2011, respectively. The Company maintained ownership of any collateral delivered.

    EMBEDDED DERIVATIVES

 The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

 The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                                         2012               2011
                                                                                    ---------------    ---------------
Embedded derivatives within annuity products:
  Minimum guaranteed withdrawal benefits                                            $     (47,903)     $     (65,911)
  Guaranteed payout floors                                                                (12,381)           (15,272)
  Other                                                                                    (4,107)            (4,543)

Embedded derivatives within life insurance products:
  Equity-linked index credits                                                       $     (54,835)     $     (30,926)


 The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

                                                                      2012               2011               2010
                                                                 ---------------    ---------------    ---------------
Embedded derivatives within annuity products:
  Net realized investment gains (losses)                         $       20,899     $      (60,606)     $       10,422
  Policyholder benefits                                                     436               (712)               (342)

Embedded derivatives within life insurance products:
  Policyholder benefits                                          $      (23,909)    $          544      $      (21,845)

 At December 31, 2012 and 2011, fixed maturity securities with a carrying value of $19,382 and $26,591, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8) VARIABLE INTEREST ENTITIES

 The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

 The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

    CONSOLIDATED VIES

 As of December 31, 2012 and 2011, the Company held an investment in a trust for which it was the primary beneficiary and where the results were consolidated in the Company's financial results. The assets held under the VIE as of December 31, 2012 and 2011 were $4,315 and $4,529, respectively, and are included in other invested assets on the consolidated balance sheets.

    NON-CONSOLIDATED VIES

 The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See Note 6 for details regarding the carrying amount and classification of these assets.

 In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $494,890 and $447,351 and the maximum exposure was $773,039 and $710,522 at December 31, 2012 and 2011, respectively.

(9) NET FINANCE RECEIVABLES

 The Company has defined a portfolio segment as the portfolio in total with the class segments as direct installment loans and retail installment notes.

 Finance receivables as of December 31 were as follows:


                                                                                         2012               2011
                                                                                    ---------------    ---------------
Direct installment loans                                                            $      295,222     $      269,801
Retail installment notes                                                                    39,060             36,040
                                                                                    ---------------    ---------------
         Gross finance receivables                                                         334,282            305,841
Accrued interest and charges                                                                 5,636              5,014
Unearned finance charges                                                                   (89,760)           (82,550)
Allowance for losses                                                                       (13,396)           (12,406)
                                                                                    ---------------    ---------------
         Finance receivables, net                                                   $      236,762     $      215,899
                                                                                    ===============    ===============


  Direct installment loans at December 31, 2012 and 2011 consisted of $205,984 and $187,319, respectively, of discount basis loans, net of unearned finance charges and unearned charges, and $8,833 and $8,592, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

 Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2012 were as follows:

2013                                                                                                   $        1,399
2014                                                                                                           22,768
2015                                                                                                           81,632
2016                                                                                                          127,758
2017                                                                                                           15,890
2018 and thereafter                                                                                               711
                                                                                                       ---------------
      Total finance receivables, net of unearned finance charges                                              250,158
Allowance for losses                                                                                          (13,396)
                                                                                                       ---------------
         Finance receivables, net                                                                      $      236,762
                                                                                                       ===============


  During the years ended December 31, 2012, 2011 and 2010, principal cash collections of direct installment loans were $100,486, $89,667 and $78,324, respectively, and the percentages of these cash collections to average net balances were 51%, 50% and 47%, respectively. Retail installment notes' principal cash collections were $40,276, $39,342 and $42,079, respectively, and the percentages of these cash collections to average net balances were 146%, 151% and 160% for the years ended December 31, 2012, 2011 and 2010, respectively.

  Direct installment loans and retail installment notes are reported on a contractual past due aging. Past due accounts (gross finance receivables) as of December 31, 2012 were as follows:

Direct installment loans:
      31-60 days past due                                                                              $       11,456
      61-90 days past due                                                                                       6,251
      91 days or more past due                                                                                 15,805
                                                                                                       ---------------
         Total direct installment loans                                                                        33,512
Retail installment notes:
      31-60 days past due                                                                                         782
      61-90 days past due                                                                                         447
      91 days or more past due                                                                                  1,045
                                                                                                       ---------------
         Total  retail installment notes                                                                        2,274
                                                                                                       ---------------
            Total gross finance receivables past due                                                   $       35,786
                                                                                                       ===============

Percentage of gross finance receivables                                                                         10.7%

 The ratio of the allowance for losses to total finance receivables, net of unearned finance charges, at December 31, 2012 and 2011 was 5.4%.

 Changes in the allowance for losses for the years ended December 31 were as follows:

                                                                      2012               2011               2010
                                                                 ---------------    ---------------    ---------------
Balance at beginning of year                                     $       12,406     $       11,335     $       10,764
Provision for credit losses                                               9,090              8,933              8,804
Charge-offs                                                             (12,780)           (12,303)           (12,279)
Recoveries                                                                4,680              4,441              4,046
                                                                 ---------------    ---------------    ---------------
Balance at end of year                                           $       13,396     $       12,406     $       11,335
                                                                 ===============    ===============    ===============


 The following table provides additional information about the allowance for losses as of December 31:

                                                                                         2012               2011
                                                                                    ---------------    ---------------
Non-impaired gross finance receivables:
   Gross receivables balance                                                        $      327,273     $      298,609
   General reserves                                                                         13,115             12,082

Impaired gross finance receivables (including TDRs):
   Gross receivables balance                                                        $        7,009     $        7,232
   General reserves                                                                            281                324

 All loans, excluding TDRs, deemed to be impaired are placed on non-accrual status. The average balance of impaired loans, excluding TDRs, during the years ended December 31, 2012 and 2011 was $22 and $41, respectively. There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2012 or 2011.

 The net investment in receivables on which the accrual of finance charges and interest was suspended and which are being accounted for on a cash basis at December 31, 2012 and 2011 was $23,305 and $20,112, respectively. There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2012 and 2011.

 Loans classified as TDRs were $6,991 and $7,191 at December 31, 2012 and 2011, respectively. For the years ended, December 31, 2012 and 2011, the Company modified $8,992 and $9,330 of loans for borrowers experiencing financial difficulties, respectively, which are classified as TDRs. For loans modified as TDRs during 2012, $4,422 subsequently experienced a payment default, during 2012. For loans modified as TDRs during 2011, $4,499 subsequently experienced a payment default during 2011. The Company recognized interest income of $1,213 and $499 from loans classified as TDRs for the years ended December 31, 2012 and 2011, respectively.

 The Company monitors the credit quality of its financing receivables by borrower type including retail loan borrowers and new, existing, former and refinance for direct installment loan borrowers. Existing and former borrowers generally have the lowest credit risk profile as the Company already has an established lending and repayment history with these customers. New borrowers include first-time customers where the Company has limited lending and repayment history and would generally have a slightly higher risk profile than existing and former borrowers. Refinance borrowers include customers who have had terms of their original loan(s) restructured. These customers would have a higher credit risk as the borrower has previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers include customers that are typically first-time customers. The risk profile is lower with this type of first-time customer as a result of the security associated with the account. The Company also monitors credit risk by continually tracking customer payment performance.

 The following summary is an assessment of the gross finance receivables by class, segment and credit quality indicator reviewed as of December 31, 2012 and 2011. The Company's credit risk profiles are based on customer type, customer creditworthiness and customer performance.

                                                                                        2012               2011
                                                                                   ---------------    ---------------
Customer type:
     New borrower                                                                  $       33,907     $       27,740
     Former borrower                                                                       28,074             26,095
     Existing borrower                                                                    206,398            186,314
     Refinance borrower                                                                    26,843             29,652
     Retail borrower                                                                       39,060             36,040
                                                                                   ---------------    ---------------
         Total gross finance receivables                                           $      334,282     $      305,841
                                                                                   ===============    ===============
Customer creditworthiness:
     Non-bankrupt gross finance receivables:
         Direct installment loans                                                  $      293,835     $      268,434
         Retail installment notes                                                          38,949             35,940
                                                                                   ---------------    ---------------
            Total non-bankrupt gross finance receivables                                  332,784            304,374
     Bankrupt gross finance receivables:
         Direct installment loans                                                           1,387              1,367
         Retail installment notes                                                             111                100
                                                                                   ---------------    ---------------
            Total bankrupt gross finance receivables                                        1,498              1,467
                                                                                   ---------------    ---------------
               Total gross finance receivables                                     $      334,282     $      305,841
                                                                                   ===============    ===============
Customer payment performance:
     Direct installment loans:
         Contractually performing, current to 30 days past due                     $      261,711     $      239,959
         Contractually performing, 31 to 60 days past due                                  11,456              9,817
         Contractually nonperforming, 61 or more days past due                             22,055             20,025
                                                                                   ---------------    ---------------
            Total direct installment loans                                                295,222            269,801
     Retail installment notes:
         Contractually performing, current to 30 days past due                             36,786             34,281
         Contractually performing, 31 to 60 days past due                                     782                632
         Contractually nonperforming, 61 or more days past due                              1,492              1,127
                                                                                   ---------------    ---------------
            Total retail installment notes                                                 39,060             36,040
                                                                                   ---------------    ---------------
               Total gross finance receivables                                     $      334,282     $      305,841
                                                                                   ===============    ===============

(10) INCOME TAXES

 Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:


                                                                    2012                2011                2010
                                                               ---------------     ----------------     --------------
Computed income tax expense                                    $     119,769       $      101,014      $      75,829
Difference between computed and actual tax expense:
      Dividends received deduction                                   (14,548)             (13,570)           (16,568)
      Tax credits                                                     (2,031)              (2,133)            (3,211)
      Change in valuation allowance                                        1                   (2)                 9
      Expense adjustments and other                                      916                 (384)            (1,979)
                                                               ----------------    ----------------     --------------
         Total income tax expense                              $     104,107       $       84,925       $     54,080
                                                               ================    ================     ==============

 The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                                         2012               2011
                                                                                    ---------------    ---------------
Deferred tax assets:
      Policyholder liabilities                                                      $       53,305      $      41,693
      Pension, postretirement and other benefits                                            18,435             16,337
      Tax deferred policy acquisition costs                                                165,244            149,517
      Deferred gain on individual disability coinsurance                                     5,680              6,772
      Net realized capital losses                                                           64,761             59,973
      Ceding commissions and goodwill                                                            -                 54
      Other                                                                                 12,746              8,977
                                                                                    ---------------    ---------------
         Gross deferred tax assets                                                         320,171            283,323
      Less valuation allowance                                                                  (8)                (7)
                                                                                    ---------------    ---------------
         Deferred tax assets, net of valuation allowance                                   320,163            283,316

Deferred tax liabilities:
      Deferred policy acquisition costs                                                    197,920            206,084
      Premiums                                                                              17,076             16,971
      Real estate and property and equipment depreciation                                    9,983              8,577
      Basis difference on investments                                                       22,885                721
      Net unrealized capital gains                                                         408,460            303,338
      Ceding commissions and goodwill                                                        1,685                  -
      Other                                                                                 16,684             18,789
                                                                                    ---------------    ---------------
         Gross deferred tax liabilities                                                    674,693            554,480
                                                                                    ---------------    ---------------
             Net deferred tax liability                                             $      354,530      $     271,164
                                                                                    ===============    ===============

 As of December 31, 2012 and 2011, the Company recorded a valuation allowance of $8 and $7, respectively, related to tax benefits of certain state operating loss carryforwards. The valuation allowance reflects management's assessment based, on available information, that it is more likely than not that the deferred income tax asset for certain state operating loss carryforwards will not be realized. Management has determined that a valuation allowance was not required for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

 The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2012, 2011, and 2010, was $1, $(2) and $9,
 respectively.

 At December 31, 2012, state net operating loss carryforwards were $757 with the majority expiring in 2017 and 2019.

 Income taxes paid for the years ended December 31, 2012, 2011 and 2010, were $113,692, $63,508 and $4,038, respectively.

 A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:


                                                                                         2012               2011
                                                                                    ---------------    ---------------
Balance at beginning of year                                                        $       17,172     $       15,132
Additions (reductions) based on tax positions related to current year                          752             (2,889)
Additions for tax positions of prior years                                                       -              5,511
Reductions for tax positions of prior years                                                 (6,789)              (575)
Settlements                                                                                      -                 (7)
                                                                                    ---------------    ---------------
Balance at end of year                                                              $       11,135     $       17,172
                                                                                    ===============    ===============

 Included in the balance of unrecognized tax benefits at December 31, 2012 are potential benefits of $3,801 that, if recognized, would affect the effective tax rate on income from operations.

 As of December 31, 2012, accrued interest and penalties of $1,113 are recorded as current income tax liabilities on the consolidated balance sheets and $(39) is recognized as a current income tax expense on the consolidated statements of operations and comprehensive income.

 At December 31, 2012, the Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies may significantly increase within the next 12 months. However, an estimate of the reasonably possible increase cannot be made at this time.

 The consolidated federal tax returns for Minnesota Mutual Companies, Inc. and Subsidiaries for the years 2010 and 2011 are currently under examination by the IRS. With regard to years 2008 and 2009, the IRS issued a final audit report during 2012 for their examination of the consolidated returns. The audit report was contested with the IRS Office of Appeals (Appeals) and the Company made a prepayment to stop the accrual of interest. Later in the year, the IRS issued an Industry Director Directive on the issue the Company had before Appeals and, as a result, the consolidated federal tax returns for those years have been sent back to the examining agent to resolve the issue. The Company believes that any additional taxes refunded or assessed as a result of these examinations will not have a material impact on its financial position. In addition, a federal tax settlement refund was received during 2012 with respect to tax years 1995-1997. All accruals for those years were released.

(11) EMPLOYEE BENEFIT PLANS

    PENSION AND OTHER POSTRETIREMENT PLANS

 The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, a subsidiary of the Company has a non-contributory defined benefit plan covering all the employees of the subsidiary who are 21 years of age or older and have completed one year of service. Benefits are based upon years of participation and the employee's average monthly compensation. During 2012, the Company adopted an amendment, effective January 1, 2013, to reduce the benefit formula.

 Prior to December 31, 2010, the Company also had a non-contributory defined benefit retirement plan covering substantially all employees. Benefits were based upon years of participation and the employee's average monthly compensation. Additionally, the Company had a non-contributory defined benefit retirement plan, which provided certain employees with benefits in excess of limits for qualified retirement plans. On December 31, 2010, the Company transferred sponsorship of these plans and the related plan assets and liabilities to SFG.

 The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

 Prior to December 31, 2010, the Company also had a postretirement plan that provided health care and life insurance benefits to substantially all employees. Eligibility was determined by age at retirement and years of service. Health care premiums were shared with retirees, and other cost-sharing features included deductibles and co-payments. On December 31, 2010, the Company transferred sponsorship of this plan to SFG.

 The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                        PENSION BENEFITS                      OTHER BENEFITS
                                                 --------------------------------     --------------------------------
                                                     2012              2011               2012              2011
                                                 --------------    --------------     --------------    --------------
Change in benefit obligation:
Benefit obligation at beginning of year          $      65,672     $      56,371      $       8,296     $       7,167
Service cost                                             1,995             1,542                142               169
Interest cost                                            2,969             3,147                307               368
Amendment                                                 (830)                -                  -                 -
Actuarial loss (gain)                                    3,510             7,077               (263)            1,042
Benefits paid                                           (2,407)           (2,465)              (383)             (450)
                                                 --------------    --------------     --------------    --------------
Benefit obligation at end of year                $      70,909     $      65,672      $       8,099     $       8,296
                                                 ==============    ==============     ==============    ==============

Change in plan assets:
Fair value of plan assets at beginning
   of year                                       $      54,279     $      51,505     $            -      $          -
Actual return on plan assets                             3,721             1,789                  -                 -
Employer contribution                                    3,392             3,450                383               450
Benefits paid                                           (2,407)           (2,465)              (383)             (450)
                                                 --------------    --------------    ---------------    --------------
Fair value of plan assets at end of year         $      58,985     $      54,279     $            -      $          -
                                                 ==============    ==============    ===============    ==============

Net amount recognized:
Funded status                                    $     (11,924)    $     (11,393)    $       (8,099)     $     (8,296)

Amounts recognized on the consolidated
   balance sheets:
Accrued benefit cost                             $     (11,924)     $    (11,393)     $      (8,099)     $     (8,296)

Amounts recognized in accumulated
  other comprehensive income (loss):
Prior service benefit                            $         855     $          29     $        1,971      $      2,646
Net actuarial gain (loss)                              (19,243)          (17,608)             2,420             2,374
                                                 --------------    --------------    ---------------    --------------
Accumulated other comprehensive income
  (loss) at end of year                          $     (18,388)     $    (17,579)     $       4,391      $      5,020
                                                 ==============    ==============    ===============    ==============

Accumulated benefit obligation                   $      66,460     $      60,410     $       8,099      $       8,296

Plans with accumulated benefit obligation
  in excess of plan assets:
Projected benefit obligation                     $      45,590     $      65,672
Accumulated benefit obligation                          45,590            60,410
Fair value of plan assets                               37,875            54,279


                                                         PENSION BENEFITS                      OTHER BENEFITS
                                                 --------------------------------    ---------------------------------
                                                      2012              2011              2012               2011
                                                 --------------    --------------    ---------------    --------------
Weighted average assumptions used to
  determine benefit obligations:
Discount rate                                             3.75%             4.21%             3.53%             4.09%
Rate of compensation increase                             4.50%             5.00%                -                 -

Components of net periodic benefit cost:
Service cost                                     $       1,995     $       1,542     $         142      $        169
Interest cost                                            2,969             3,147               307               368
Expected return on plan assets                          (2,826)           (2,751)                -                 -
Prior service benefit amortization                          (4)               (4)             (675)             (676)
Recognized net actuarial loss (gain)                       980               348              (217)             (275)
                                                 --------------    --------------    ---------------    --------------
Net periodic benefit cost                        $       3,114     $       2,282     $        (443)     $       (414)
                                                 ==============    ==============    ===============    ==============

Other changes in plan assets and benefit
  obligations recognized in other
    comprehensive income:
Amendment                                        $         830     $           -     $           -      $          -
Net gain (loss)                                         (2,615)           (8,039)              263            (1,042)
Amortization of prior service benefit                       (4)               (4)             (675)             (676)
Amortization of net loss (gain)                            980               348              (217)             (275)
                                                 --------------    --------------    ---------------    --------------
Total recognized in other comprehensive
    income                                       $        (809)     $     (7,695)     $       (629)     $     (1,993)
                                                 ==============    ==============    ===============    ==============

 Accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

 The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2013 are $71 and $1,294, respectively. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2013 are $676 and $179, respectively. In 2013, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.



                                                        PENSION BENEFITS                      OTHER BENEFITS
                                                 --------------------------------    ---------------------------------
                                                     2012              2011               2012              2011
                                                 --------------    --------------    ---------------    --------------
Weighted average assumptions used to
  determine net periodic benefit costs:
Discount rate                                            4.21%             5.31%             4.09%              5.17%
Expected long-term return on plan assets                 5.16%             5.32%                -                  -
Rate of compensation increase                            5.00%             5.00%                -                  -


 Estimated future benefit payments for pension and other postretirement plans:


                                                                     PENSION                              MEDICARE
                                                                     BENEFITS        OTHER BENEFITS        SUBSIDY
                                                                  ---------------    ---------------    --------------
2013                                                              $        3,024     $          482     $           -
2014                                                                       3,120                470                 -
2015                                                                       3,107                489                 -
2016                                                                       3,153                506                 -
2017                                                                       3,225                461                 -
2018 - 2022                                                               17,313              2,503                 -

 For measurement purposes, the assumed health care cost trend rates start at 9.0% in 2012 and decrease gradually to 5.5% for 2019 and remain at that level thereafter. For 2011, the assumed health care cost trend rates start at 7.5% in 2011 and decrease gradually to 5.5% for 2015 and remain at that level thereafter.

 The assumptions presented herein are based on pertinent information available to management as of December 31, 2012 and 2011. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2012 by $139 and the service cost and interest cost components of net periodic benefit costs for 2012 by $11. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2012 by $125 and the service cost and interest cost components of net periodic postretirement benefit costs for 2012 by $10.

 To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury spot curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

 Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

 Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

 The target asset allocation as of December 31, 2012, for each of the broad investment categories, weighted for all plans combined is as follows:

Equity securities                                                                                         13% to 23%
Fixed maturity securities                                                                                 13% to 23%
Insurance company general account                                                                         64% to 66%
Other                                                                                                      0% to  2%

  The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                                                          2012               2011
                                                                                     ---------------    ---------------
Equity securities                                                                              17%                15%
Fixed maturity securities                                                                      19%                18%
Insurance company general account                                                              64%                67%

 Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

 The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

 At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

 The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

 The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2012 and 2011. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

 Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

 The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

    Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds, actively-traded equity securities, investments in mutual funds with quoted market prices and certain investments in pooled separate accounts.

    Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

    Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

 The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

 Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

 The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:


DECEMBER 31, 2012                                  LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
--------------------------------------------    --------------     --------------    ---------------    --------------
Investments in pooled separate accounts         $      21,110      $           -     $           -      $      21,110
Insurance company general account                           -                  -            37,875             37,875
                                                --------------     --------------    ---------------    --------------
      Total investments                                21,110                  -            37,875             58,985
                                                --------------     --------------    ---------------    --------------
        Total financial assets                  $      21,110      $           -     $      37,875      $      58,985
                                                ==============     ==============    ===============    ==============

DECEMBER 31, 2011                                  LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
--------------------------------------------    --------------     --------------    ---------------    --------------
Investments in pooled separate accounts         $      18,005      $           -     $           -      $      18,005
Insurance company general account                           -                  -            36,274             36,274
                                                --------------     --------------    ---------------    --------------
      Total investments                                18,005                  -            36,274             54,279
                                                --------------     --------------    ---------------    --------------
        Total financial assets                  $      18,005      $           -     $      36,274      $      54,279
                                                ==============     ==============    ===============    ==============


    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

 Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. The estimated fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account and are generally based on quoted market prices. Assets within the Plan's separate accounts consist of direct investments in mutual funds, which are included in Level 1.

    INSURANCE COMPANY GENERAL ACCOUNT

 Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

 The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2012:

                                                                                     PURCHASES,
                                            BALANCE AT      TOTAL APPRECIATION        SALES AND       BALANCE AT
                                           BEGINNING OF      (DEPRECIATION) IN       SETTLEMENTS,       END OF
                                               YEAR             FAIR VALUE               NET             YEAR
                                           -------------   ----------------------   ---------------   -----------
Insurance company general account          $    36,274     $             1,601      $          -      $   37,875


 The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2011:

                                                                                      PURCHASES,
                                            BALANCE AT      TOTAL APPRECIATION        SALES AND       BALANCE AT
                                           BEGINNING OF      (DEPRECIATION) IN       SETTLEMENTS,       END OF
                                               YEAR             FAIR VALUE               NET             YEAR
                                           -------------   ----------------------   ---------------   -----------
Insurance company general account          $    34,743     $             1,531      $          -      $   36,274

 Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2012 and 2011. There were no transfers in to or out of level 3 for the years ending December 31, 2012 and 2011.

 The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

    PROFIT SHARING PLANS

 The Company also has a profit sharing plan covering substantially all agents. Effective January 1, 2011, the Company's contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent's annual contribution. Prior to January 1, 2011, the Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plan during 2012, 2011, and 2010 of $1,440, $1,038, and $145, respectively.

 Prior to December 31, 2010, the Company also had a profit sharing plan covering substantially all employees. The Company's contribution rate to the employee plan was determined annually by the directors of the Company and was applied to each participant's prior year earnings. The Company recognized contributions to the plan during 2010 of $9,242. On December 31, 2010, the Company transferred sponsorship of this plan to SFG.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

 Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

                                                                     2012                2011               2010
                                                                ---------------     ---------------     --------------
Balance at January 1                                            $      581,040      $      585,325      $     595,260
      Less:  reinsurance recoverable                                   518,521             520,524            528,862
                                                                ---------------     ---------------     --------------
Net balance at January 1                                                62,519              64,801             66,398
                                                                ---------------     ---------------     --------------
Incurred related to:
      Current year                                                      80,623              81,913             74,323
      Prior years                                                        7,248              (1,853)               615
                                                                ---------------     ---------------     --------------
Total incurred                                                          87,871              80,060             74,938
                                                                ---------------     ---------------     --------------
Paid related to:
      Current year                                                      60,759              56,713             48,276
      Prior years                                                       30,942              26,575             28,259
                                                                ---------------     ---------------     --------------
Total paid                                                              91,701              83,288             76,535
Purchase of subsidiaries (1)                                             6,706                 946                  -
                                                                ---------------     ---------------     --------------
Net balance at December 31                                              65,395              62,519             64,801
      Plus:  reinsurance recoverable                                   521,021             518,521            520,524
                                                                ---------------     ---------------     --------------
Balance at December 31                                          $      586,416      $      581,040      $     585,325
                                                                ===============     ===============     ==============

     (1) See note 17.

 In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

 As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $7,248, $(1,853) and $615 in 2012, 2011 and 2010,
 respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13) REINSURANCE

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

 The Company's consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

 Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

 The effect of reinsurance on premiums for the years ended December 31 was as follows:


                                                                      2012               2011               2010
                                                                 ---------------    ---------------    ---------------
Direct premiums                                                  $    2,084,325     $    1,877,483     $    1,704,527
Reinsurance assumed                                                      25,732             28,201             26,571
Reinsurance ceded                                                      (446,229)          (363,685)          (298,010)
                                                                 ---------------    ---------------    ---------------
      Net premiums                                               $    1,663,828     $    1,541,999     $    1,433,088
                                                                 ===============    ===============    ===============


  Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income were $401,913, $326,692 and $255,558 during 2012, 2011, and 2010, respectively.

(14)  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

 The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

 The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

 The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains on the consolidated statements of operations and comprehensive income. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2012, 2011 or 2010.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

 The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

 At December 31, the Company had the following variable annuity contracts with guarantees:



                                                                                        2012                  2011
                                                                                  ------------------    ------------------
  Return of net deposits:
    In the event of death
     Account value                                                               $       2,510,626     $       2,092,823
     Net amount at risk                                                          $           8,238     $          32,543
     Average attained age of contractholders                                                  59.8                  58.9
    As withdrawals are taken
     Account value                                                               $         254,827     $         253,781
     Net amount at risk                                                          $           2,202     $          10,802
     Average attained age of contractholders                                                  67.6                  66.6

  Return of net deposits plus a minimum return:
    In the event of death
     Account value                                                               $         176,664     $         148,011
     Net amount at risk                                                          $          20,652     $          29,222
     Average attained age of contractholders                                                  68.6                  67.9
    At annuitization
     Account value                                                               $         516,504     $         457,259
     Net amount at risk                                                          $               -     $               -
     Weighted average period remaining until expected
      annuitization (in years)                                                                 5.4                   6.1
    As withdrawals are taken
     Account value                                                               $       1,019,906     $         648,842
     Net amount at risk                                                          $          29,739     $          50,311
     Average attained age of contractholders                                                  62.8                  62.7

  Highest specified anniversary account value:
    In the event of death
     Account value                                                               $         614,364     $         544,495
     Net amount at risk                                                          $          10,168     $          46,202
     Average attained age of contractholders                                                  60.2                  59.3

  Guaranteed payout annuity floor:
     Account value                                                               $          45,861     $          44,219
     Net amount at risk                                                          $              23     $              34
     Average attained age of contractholders                                                  71.6                  70.9

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

 At December 31, the Company had the following universal life and variable life contracts with guarantees:


                                                                                        2012                  2011
                                                                                  ------------------    ------------------

  Account value (general and separate accounts)                                   $       3,694,328     $       3,106,345
  Net amount at risk                                                              $      45,181,638     $      43,018,463
  Average attained age of policyholders                                                        49.0                  49.0

 Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2012 were as follows:


                                         MINIMUM
                                    GUARANTEED DEATH
                                       AND INCOME         GUARANTEED PAYOUT      MINIMUM GUARANTEED    UNIVERSAL LIFE AND
                                        BENEFITS            ANNUITY FLOOR        WITHDRAWAL BENEFIT      VARIABLE LIFE
                                    ------------------    -------------------    -------------------   -------------------
Balance at beginning of year        $           2,067     $          15,272      $          65,911     $          39,874
Incurred guarantee benefits                     1,675                (2,588)               (18,008)               19,688
Paid guaranteed benefits                       (1,372)                 (303)                     -               (10,442)
                                    ------------------    -------------------    -------------------   -------------------
Balance at end of year              $           2,370     $          12,381      $          47,903     $          49,120
                                    ==================    ===================    ===================   ===================

 Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2011 were as follows:


                                         MINIMUM
                                    GUARANTEED DEATH
                                       AND INCOME         GUARANTEED PAYOUT      MINIMUM GUARANTEED    UNIVERSAL LIFE AND
                                        BENEFITS            ANNUITY FLOOR        WITHDRAWAL BENEFIT      VARIABLE LIFE
                                    ------------------    -------------------    -------------------   -------------------
Balance at beginning of year        $           1,177     $          12,107      $           8,470     $          24,007
Incurred guarantee benefits                     1,827                 3,558                 57,441                24,969
Paid guaranteed benefits                         (937)                 (393)                     -                (9,102)
                                    ------------------    -------------------    -------------------   -------------------
Balance at end of year              $           2,067     $          15,272      $          65,911     $          39,874
                                    ==================    ===================    ===================   ===================

 The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

 The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2012 and 2011 (except where noted otherwise):

 o Data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.
 o Mean investment performance was 6.48% and 6.90% for 2012 and 2011, respectively, and is consistent with DAC projections over a 10 year period.
 o Annualized monthly standard deviation was 15.28%.
 o Assumed mortality was 100% of the A2000 table.
 o Lapse rates varied by contract type and policy duration, ranging from 1.00% to 17.25%, with an average of 8.00%.
 o Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

 The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2012 and 2011 (except where noted otherwise):

 o Separate account investment performance assumption was 8.00%.
 o Assumed mortality was 100% of pricing levels.
 o Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
 o Long-term general account discount rate grades up to 7.00% and 7.50% over five years for 2012 and 2011, respectively.
 o Separate account discount rate was 7.73%.

 Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:


                                                   VARIABLE ANNUITY CONTRACTS               VARIABLE LIFE CONTRACTS
                                               ------------------------------------   ------------------------------------
                                                    2012                2011               2012                2011
                                               ----------------    ----------------   ----------------    ----------------
Equity                                         $     1,742,620     $     1,515,292    $     1,559,638     $     1,326,698
Bond                                                   676,026             527,220            146,037             142,331
Balanced                                               704,544             557,518            141,131             210,121
Money market                                            54,670              62,839             29,316              34,155
Mortgage                                                54,377              59,474             40,617              43,283
Real estate                                             69,417              62,986             48,615              43,431
                                               ----------------    ----------------   ----------------    ----------------
       Total                                   $     3,301,654     $     2,785,329    $     1,965,354     $     1,800,019
                                               ================    ================   ================    ================


(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

 The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2012 and 2011, the liability associated with unremitted premiums and claims payable was $21,615 and $20,550, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2012 and 2011, the Company had restricted the use of $21,615 and $20,550, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

(16) SHORT-TERM AND LONG-TERM DEBT

 Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principle balance. Short-term debt is debt coming due in the next 12 months.

    SHORT-TERM DEBT

 The following table provides a summary of short-term debt and related collateral for that debt as of December 31:


                                                            LIABILITY                             COLLATERAL
                                               ------------------------------------   ------------------------------------
                                                     2012                2011               2012                2011
                                               ----------------    ----------------   ----------------    ----------------
   Reverse repurchase agreement                $        50,000     $        50,000    $        54,838     $        52,982

 Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income.

    LONG-TERM DEBT

 The following table provides a summary of long-term debt as of December 31:


                                                                                                   LIABILITY
                                                                                      ------------------------------------
                                                                                           2012                2011
                                                                                      ----------------    ----------------
   Surplus notes                                                                      $       118,000     $       120,000
   Federal Home Loan Bank borrowings                                                          150,000                   -
                                                                                      ----------------    ----------------
      Total long-term debt                                                            $       268,000     $       120,000
                                                                                      ================    ================

 In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. At December 31, 2012 and 2011, the balance of the surplus notes was $118,000 and $120,000, respectively. During 2012, the Company repurchased $2,000 of its outstanding surplus notes. The Company paid a market premium for the repurchase and as a result recorded a $622 loss on the transaction, which is included within general operating expenses on the consolidated statements of operations and comprehensive income.

 All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2012 and 2011, the accrued interest was $2,832 and $2,887, respectively. Interest paid on the surplus notes for the years ended December 31, 2012, 2011 and 2010 was $9,782, $9,900 and $10,307, respectively.

 The issuance costs of $1,421 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2012 and 2011, accumulated amortization was $822 and $765, respectively.

 The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2012 have a maturity of 7 years with principal due at that time. The Company pledged $275,445 of fixed maturity CMBS and RMBS securities and mortgage loans as collateral as of December 31, 2012. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $81,000 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $16,675, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

 At December 31, 2012, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2013, $0; 2014, $0; 2015, $0; 2016, $0; 2017, $0; thereafter, $268,000.

 Total interest paid by the Company for the years ended December 31, 2012, 2011 and 2010 was $9,874, $9,900 and $10,309, respectively.

(17) BUSINESS COMBINATIONS

 During 2012, the Company completed the acquisition of American Modern Life Insurance Company and its subsidiary Southern Pioneer Life Insurance Company. The purchase price paid in cash during 2012 was $34,444. The aggregate purchase price was allocated to assets, value of business acquired (VOBA) and liabilities. VOBA, which is included in DAC on the consolidated balance sheets, of $7,675 represents the underlying insurance contracts acquired and will be amortized based on the expected in force premium runoff of the underlying contracts, which is expected to be approximately five years. Amortization expense of VOBA on the consolidated statements of operations and comprehensive income was $3,871 for the year ended December 31, 2012. No goodwill was recorded as part of the allocation of purchase price.

 During 2011, the Company acquired Balboa Life Insurance Company and its subsidiary Balboa Life Insurance Company of New York. The aggregate purchase price of $45,780 consisted of $885 and $44,895 cash paid in 2012 and 2011, respectively. The aggregate purchase price was allocated to assets, VOBA and liabilities. VOBA of $1,852 represents the underlying insurance contracts acquired and will be amortized based on the expected in force premium runoff of the underlying contracts, which is expected to be approximately five years. Amortization expense of VOBA on the consolidated statements of operations and comprehensive income was $340 and $153 for the years ended December 31, 2012 and 2011, respectively. No goodwill was recorded as part of the allocation of purchase price.

 The amount of acquisition-related additional cash consideration the Company may have to pay in 2013 and future years if certain thresholds are attained is $2,400 of which $1,388 was accrued at December 31, 2012.

(18) GOODWILL AND INTANGIBLE ASSETS

 The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:


                                                                                          2012                2011
                                                                                     ----------------    ----------------
Balance at beginning of year                                                         $        39,711     $        38,975
Additions                                                                                        964                 792
Adjustments to prior year acquisitions                                                             -                 (56)
                                                                                     ----------------    ----------------
Balance at end of year                                                               $        40,675     $        39,711
                                                                                     ================    ================

 A qualitative assessment of goodwill was performed during 2012. The Company assessed economic conditions, industry and market consideration in addition to overall financial performance of the reporting unit. It was determined that the fair value of the reporting unit is, more likely than not, greater than the carrying value and no further goodwill testing was completed and no impairment was recognized. The amount of intangible assets, excluding the VOBA, included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:


                                                                                          2012                2011
                                                                                     ----------------    ----------------
Balance at beginning of year                                                         $        4,012      $        5,002
Acquisitions                                                                                  3,079                 892
Amortization                                                                                 (1,941)             (1,882)
                                                                                     ----------------    ----------------
Balance at end of year                                                               $        5,150      $        4,012
                                                                                     ================    ================

 The Company has intangible assets resulting from business and asset acquisitions. Intangible assets acquired during 2012 include non-compete agreements amortizable on a straight-line basis over three to five years and customer lists amortized over their assigned economic useful lives. Intangible assets acquired during 2011 include non-compete agreements amortizable on a straight-line basis over three years and customer lists amortized over their assigned economic useful lives. The remaining intangible assets consist of customer/client contracts, lists or relationships. These intangible assets are amortized on a straight-line basis over their estimated useful lives based on the related life of the underlying customer/client contract, list or relationship purchased, which vary in length between three to ten years. The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2012, 2011 or 2010.

 Intangible asset amortization expense for 2012, 2011 and 2010 in the amount of $1,941, $1,882 and $2,042, respectively, is included in general operating expenses. Projected amortization expense for the next five years is as follows:
 2013, $1,963 2014, $1,400; 2015, $748; 2016, $418; 2017, $267.

(19) RELATED PARTY TRANSACTIONS

 The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $18,101, $16,089 and $14,470 during 2012, 2011 and 2010, respectively. As of December 31, 2012 and 2011, the amount due to Advantus under these agreements was $7,038 and $6,402, respectively.

 The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $975, $971 and $2,061 for the years ended December 31, 2012, 2011 and 2010, respectively.

 Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2012, 2011 and 2010, the amounts transferred were $10,272, $10,501, and $10,099, respectively.

 The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2012 and 2011, the amount payable to the Company was $19,475 and $16,335, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2012, 2011, and 2010 were $64,251, $60,215 and $56,193, respectively. In addition, effective December 31, 2010, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2012 and 2011 was $28,229 and $21,584, respectively. The amount payable to SFG at December 31, 2012 and 2011 was $3,963 and $2,821, respectively. As of December 31, 2011, the Company also has a receivable from SFG, in the amount of $18,126, related to the advance of future years' defined benefit plan expenses.

 In 2002, the Company sold a group variable universal life policy to SFG. The Company received premiums of $2,000, $2,000 and $2,000 in 2012, 2011 and 2010, respectively, for this policy. No claims were paid during 2012, 2011 and 2010. As of December 31, 2012 and 2011, reserves held under this policy were $25,662 and $21,388, respectively.

 The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $23,614, $18,309 and $16,023 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012 and 2011, commission revenue due to the Company from its affiliates was $2,232 and $1,858, respectively.

 Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $7,623, $4,319 and $1,228 in commission expenses related to the sales of these products for the years ended December 31, 2012, 2011 and 2010, respectively.

 On December 31, 2010, the Company transferred sponsorship, as well as the related assets and liabilities, of certain employee benefit plans including defined benefit and other postretirement plans to SFG. The transfer of these benefit plans resulted in an increase to accumulated other comprehensive income
 (loss) of $98,281 in 2010.

(20) OTHER COMPREHENSIVE INCOME

 Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

 The components of other comprehensive income and related tax effects, other than net income are illustrated below:

                                                                                   DECEMBER 31, 2012
                                                                   ---------------------------------------------------
                                                                      BEFORE          TAX BENEFIT          NET OF
                                                                        TAX            (EXPENSE)             TAX
                                                                   --------------    ---------------    --------------
Other comprehensive income:
   Unrealized holding gains on securities arising during the
      period                                                       $     351,867     $    (124,306)     $     227,561
   Less: Reclassification adjustment for gains
      included in net income                                             (72,034)           25,212            (46,822)
   Unrealized gains (losses) on securities - OTTI                         17,222            (6,028)            11,194
   Adjustment to deferred policy acquisition costs                       (89,533)           31,337            (58,196)
   Adjustment to reserves                                                (44,051)           15,418            (28,633)
   Adjustment to unearned policy and contract fees                         9,761            (3,416)             6,345
   Adjustment to pension and other postretirement plans                   (1,438)              504               (934)
                                                                   --------------    ---------------    --------------
      Other comprehensive income                                   $     171,794     $     (61,279)     $     110,515
                                                                   ==============    ===============    ==============


                                                                                   DECEMBER 31, 2011
                                                                   ---------------------------------------------------
                                                                      BEFORE          TAX BENEFIT          NET OF
                                                                        TAX            (EXPENSE)             TAX
                                                                   --------------    ---------------    --------------
Other comprehensive income:
   Unrealized holding gains on securities arising during the
      period                                                       $     319,525     $    (111,423)     $     208,102
   Less: Reclassification adjustment for gains
      included in net income                                             (67,167)           23,508            (43,659)
   Unrealized gains (losses) on securities - OTTI                         30,660           (10,731)            19,929
   Adjustment to deferred policy acquisition costs                       (99,889)           34,961            (64,928)
   Adjustment to reserves                                                (72,822)           25,488            (47,334)
   Adjustment to unearned policy and contract fees                        57,267           (20,044)            37,223
   Adjustment to pension and other postretirement plans                   (9,688)            3,391             (6,297)
                                                                   --------------    ---------------    --------------
      Other comprehensive income                                   $     157,886     $     (54,850)     $     103,036
                                                                   ==============    ===============    ==============

 The components of other comprehensive income and related tax effects, other than net income are illustrated below (Continued):


                                                                                   DECEMBER 31, 2010
                                                                   ---------------------------------------------------
                                                                      BEFORE          TAX BENEFIT          NET OF
                                                                        TAX            (EXPENSE)             TAX
                                                                   --------------    ---------------    --------------
Other comprehensive income:
   Unrealized holding gains on securities arising during the
      period                                                       $     355,634     $    (125,821)     $     229,813
   Less: Reclassification adjustment for gains
      included in net income                                             (33,341)           11,669            (21,672)
   Unrealized gains (losses) on securities - OTTI                         97,996           (34,299)            63,697
   Adjustment to deferred policy acquisition costs                       (82,651)           28,928            (53,723)
   Adjustment to reserves                                                (14,903)            5,216             (9,687)
   Adjustment to unearned policy and contract fees                        25,924            (9,073)            16,851
   Adjustment to pension and other postretirement plans                  (27,697)            9,694            (18,003)
                                                                   --------------    ---------------    --------------
      Other comprehensive income                                   $     320,962     $    (113,686)     $     207,276
                                                                   ==============    ===============    ==============


  The components of accumulated other comprehensive income (loss) and related tax effects at December 31 were as follows:

                                                                                         2012              2011
                                                                                     --------------    --------------
Gross unrealized gains                                                               $   1,173,099     $     903,505
Gross unrealized losses                                                                    (29,789)          (40,028)
Gross unrealized losses - OTTI                                                              18,342             1,120
Adjustment to deferred policy acquisition costs                                           (297,214)         (207,681)
Adjustment to reserves                                                                    (190,979)         (146,928)
Adjustment to unearned policy and contract fees                                             92,708            82,947
Adjustment to pension and other postretirement plans                                       (13,997)          (12,559)
                                                                                     --------------    --------------
                                                                                           752,170           580,376
Deferred federal income tax expenses                                                      (259,704)         (198,425)
                                                                                     --------------    --------------
      Net accumulated other comprehensive income (loss)                              $     492,466     $     381,951
                                                                                     ==============    ==============


(21)  STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

 The Company declared and paid cash dividends to SFG totaling $0, $0 and $11,000 during the years ended December 31, 2012, 2011, and 2010, respectively.

 Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2012 statutory results, the maximum amount available for the payment of dividends during 2013 by Minnesota Life Insurance Company without prior regulatory approval is $218,183.

 For the years ended December 31, 2012, 2011 and 2010 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

 The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

 The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2012 and 2011, these securities were reported at fair value of $48,161 and $30,433, respectively.

 The Company has long-term commitments to fund alternative investments and real estate investments totaling $279,149 as of December 31, 2012. The Company estimates that $112,000 of these commitments will be invested in 2013, with the remaining $167,149 invested over the next four years.

 As of December 31, 2012, the Company had committed to purchase mortgage loans totaling $70,855 but had not completed the purchase transactions.

 As of December 31, 2012, the Company had committed to purchase corporate fixed maturity securities totaling $23,188 but had not completed the purchase transactions.

 The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2013, $11,267; 2014, $11,267; 2015, $11,267; 2016, $11,267; 2017, $11,267.

 The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2013, $719; 2014, $687; 2015, $656; 2016,
 $399; 2017, $268. Lease expense, net of sub-lease income, for the years ended December 31, 2012, 2011 and 2010 was $8,731, $8,649, and $8,561, respectively.
 The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2013, $3,448; 2014, $3,123; 2015, $2,229; 2016, $1,658;
 2017, $1,096.

 At December 31, 2012, the Company had guaranteed the payment of $55,200 of policyholder dividends and discretionary amounts payable in 2013. The Company has pledged fixed maturity securities, valued at $67,938 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

 The Company has a 100% coinsurance agreement for its individual disability line within its Corporate business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2012 and 2011, the assets held in trust were $582,178 and $599,410, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

 Occasionally, the Company will enter into arrangements whereby certain lease obligations related to general agents' office space are guaranteed. Additionally, the Company will occasionally enter into loan guarantees for general agents. The accrual related to these guarantees is immaterial at December 31, 2012.

 In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

 In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

 The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2013. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2012 and 2011 was approximately $2,516 and $2,229, respectively.

 The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2012 and 2011 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,267 and $2,394 as of December 31, 2012 and 2011, respectively. These assets are being amortized over a five-year period.

(23) STATUTORY ACCOUNTING PRACTICES

 The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

 The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2012, 2011 and 2010.

 The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $137,877, $128,147 and $81,469 in 2012, 2011 and 2010, respectively. Statutory surplus of these operations was $2,181,829 and $2,037,134 as of December 31, 2012 and 2011,
 respectively.

(24) SUBSEQUENT EVENTS

 The Company evaluated subsequent events through March 6, 2013, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2012
                                (IN THOUSANDS)

                                                                                                         AS SHOWN
                                                                                                          ON THE
                                                                                                       CONSOLIDATED
TYPE OF INVESTMENT                                              COST (3)             VALUE             BALANCE SHEET (1)
                                                            -----------------   -----------------    ---------------------
Fixed maturity securities
     U.S. government                                         $       351,678     $       387,852      $       387,852
     Agencies not backed by the full faith and
       credit of the U.S. government                                 189,441             199,208              199,208
     Foreign governments                                              48,309              57,504               57,504
     Public utilities                                                775,064             871,007              871,007
     Asset-backed securities                                         436,413             479,843              479,843
     Mortgage-backed securities                                    2,716,652           2,940,574            2,940,574
     All other corporate fixed maturity securities                 5,617,031           6,219,574            6,219,574
                                                            -----------------   -----------------    -----------------
        Total fixed maturity securities                           10,134,588          11,155,562           11,155,562
                                                            -----------------   -----------------    -----------------

Equity securities:
     Common stocks:
        Public utilities                                              29,873              29,041               29,041
        Banks, trusts and insurance companies                        147,252             165,933              165,933
        Industrial, miscellaneous and all other                       82,499             109,694              109,694
     Nonredeemable preferred stocks                                   12,245              12,604               12,604
                                                            -----------------   -----------------    -----------------
        Total equity securities                                      271,869             317,272              317,272
                                                            -----------------   -----------------    -----------------

Mortgage loans on real estate                                      1,538,502              xxxxxx            1,538,502
Real estate (2)                                                        4,755              xxxxxx                4,755
Policy loans                                                         352,756              xxxxxx              352,756
Other investments                                                    307,416              xxxxxx              307,416
Alternative investments                                              424,367              xxxxxx              494,890
Derivative investments                                               195,693              xxxxxx              195,693
Fixed maturity securities on loan                                     43,649              xxxxxx               47,560
Equity securities on loan                                              4,789              xxxxxx                5,692
                                                            -----------------                        -----------------
        Total                                                      2,871,927              xxxxxx            2,947,264
                                                            -----------------                        -----------------

Total investments                                            $    13,278,384              xxxxxx      $    14,420,098
                                                            =================                        =================


(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $4,755.

(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.


See accompanying report of independent registered public accounting firm.

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                         (IN THOUSANDS)



                                         AS OF DECEMBER 31,
                       --------------------------------------------------------
                        DEFERRED     FUTURE POLICY                 OTHER POLICY
                         POLICY        BENEFITS,                   CLAIMS AND
                       ACQUISITION   LOSSES, CLAIMS   UNEARNED      BENEFITS
                          COSTS      AND SETTLEMENT  PREMIUMS (2)    PAYABLE
      SEGMENT                        EXPENSES (1)
---------------------  ------------  -------------- -------------  ------------
2012:
   Life insurance       $  534,160    $  4,575,182   $   166,531    $  372,889
   Accident and
      health insurance      18,449         700,621        41,602        48,857
   Annuity                 132,608       5,430,037            50           129
                       ------------  -------------- -------------  ------------
                        $  685,217    $ 10,705,840   $   208,183    $  421,875
                       ============  ============== =============  ============

2011:
   Life insurance       $  547,299    $  4,032,968   $   138,391    $  311,251
   Accident and
      health insurance      22,400         706,414        33,280        38,164
   Annuity                 125,048       5,319,429            20            60
                       ------------  -------------- -------------  ------------
                        $  694,747    $ 10,058,811   $   171,691    $  349,475
                       ============  ============== =============  ============

2010:
   Life insurance       $  560,467    $  3,677,196   $   176,305    $  285,109
   Accident and
      health insurance      22,643         708,003        31,645        33,441
   Annuity                 141,273       5,053,172            16            42
                       ------------  -------------- -------------  ------------
                        $  724,383    $  9,438,371   $   207,966    $  318,592
                       ============  ============== =============  ============


                                         FOR THE YEARS ENDED DECEMBER 31,
                       --------------------------------------------------------------------------------------
                                                      BENEFITS,      AMORTIZATION
                                          NET        CLAIMS, LOSSES  OF DEFERRED       OTHER
                         PREMIUM      INVESTMENT     AND SETTLEMENT    POLICY       OPERATING      PREMIUMS
                       REVENUE (3)      INCOME        EXPENSES (5)   ACQUISITION     EXPENSES     WRITTEN (4)
      SEGMENT                                                           COSTS
---------------------  ------------   ------------   ------------   ------------- -------------  ------------
2012:
   Life insurance       $1,837,046     $  363,692     $1,649,410     $   138,796   $   622,318
   Accident and
      health insurance     215,540         10,117         86,697          10,481       119,309
   Annuity                 165,249        255,524        251,870          31,190       152,461
                       ------------   ------------   ------------   ------------- -------------  ------------
                        $2,217,835     $  629,333     $1,987,977     $   180,467   $   894,088    $        -
                       ============   ============   ============   ============= =============  ============

2011:
   Life insurance       $1,678,480     $  343,629     $1,508,414     $   121,768   $   581,951
   Accident and
      health insurance     194,097         10,597         77,830           9,940       113,393
   Annuity                 204,774        263,898        300,639          37,473       142,049
                       ------------   ------------   ------------   ------------- -------------  ------------
                        $2,077,351     $  618,124     $1,886,883     $   169,181   $   837,393    $        -
                       ============   ============   ============   ============= =============  ============

2010:
   Life insurance       $1,599,457     $  314,767     $1,434,989     $   135,572   $   571,227
   Accident and
      health insurance     162,123         10,540         74,689          11,339        99,178
   Annuity                 194,628        260,649        300,394          37,622       136,290
                       ------------   ------------   ------------   ------------- -------------  ------------
                        $1,956,208     $  585,956     $1,810,072     $   184,533   $   806,695    $        -
                       ============   ============   ============   ============= =============  ============


   (1)  Includes policy and contract account balances
   (2)  Includes unearned policy and contract fees
   (3)  Includes policy and contract fees
   (4)  Applies only to property and liability insurance
   (5) Includes interest credited to policies and contracts and policyholder dividends




See accompanying report of independent registered public accounting firm.

                 MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE
                   YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                                 (IN THOUSANDS)


                                                                                                                         PERCENTAGE
                                                                   CEDED TO         ASSUMED FROM                         OF AMOUNT
                                                 GROSS              OTHER              OTHER                NET           ASSUMED
                                                 AMOUNT           COMPANIES          COMPANIES            AMOUNT           TO NET
                                            -----------------  -----------------  -----------------  ------------------  ----------

2012:   Life insurance in force              $   851,766,646    $   223,184,654    $       868,248    $    629,450,240        0.1%
                                            =================  =================  =================  ==================
        Premiums:
             Life insurance                  $     1,740,495    $       347,617    $        22,871    $      1,415,749        1.6%
             Accident and health insurance           311,291             98,612              2,861             215,540        1.3%
             Annuity                                  32,539                  -                  -              32,539        0.0%
                                            -----------------  -----------------  -----------------  ------------------
                  Total premiums             $     2,084,325    $       446,229    $        25,732    $      1,663,828        1.5%
                                            =================  =================  =================  ==================

2011:   Life insurance in force              $   771,937,513    $   189,269,664    $       897,972    $    583,565,821        0.2%
                                            =================  =================  =================  ==================
        Premiums:
             Life insurance                  $     1,516,771    $       275,426    $        24,382    $      1,265,727        1.9%
             Accident and health insurance           278,537             88,259              3,819             194,097        2.0%
             Annuity                                  82,175                  -                  -              82,175        0.0%
                                            -----------------  -----------------  -----------------  ------------------
                  Total premiums             $     1,877,483    $       363,685    $        28,201    $      1,541,999        1.8%
                                            =================  =================  =================  ==================

2010:   Life insurance in force              $   680,020,319    $   150,837,900    $     1,031,813    $    530,214,232        0.2%
                                            =================  =================  =================  ==================
        Premiums:
             Life insurance                  $     1,385,008    $       219,309    $        21,915    $      1,187,614        1.8%
             Accident and health insurance           236,168             78,701              4,656             162,123        2.9%
             Annuity                                  83,351                  -                  -              83,351        0.0%
                                            -----------------  -----------------  -----------------  ------------------
                  Total premiums             $     1,704,527    $       298,010    $        26,571    $      1,433,088        1.9%
                                            =================  =================  =================  ==================




See accompanying report of independent registered public accounting firm.

                            PART C: OTHER INFORMATION


Item Number    Caption in Part C

    26.        Exhibits

    27.        Directors and Officers of the Minnesota Life Insurance Company

    28.        Persons Controlled by or Under Common Control with Minnesota Life
               Insurance Company or Minnesota Life Variable Universal Life
               Account

    29.        Indemnification

    30.        Principal Underwriters

    31.        Location of Accounts and Records

    32.        Management Services

    33.        Fee Representation


                            PART C: OTHER INFORMATION
Item 26. Exhibits

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 27. Directors and Officers of the Minnesota Life Insurance Company

Name and Principal                     Position and Offices
Business Address                        with Minnesota Life
------------------                     --------------------
Brian C. Anderson                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Eric J. Bentley                        Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Michael P. Boyle                       Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mary K. Brainerd                       Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425

John W. Castro                         Director
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

Gary R. Christensen                    Director, Vice President and General
Minnesota Life Insurance Company       Counsel
400 Robert Street North
St. Paul, MN  55101

Susan L. Ebertz                        Vice President -- Group Insurance
Minnesota Life Insurance Company       Services
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                        Senior Vice President - Life
Minnesota Life Insurance Company       Product Manufacturing
400 Robert Street North
St. Paul, MN  55101

Julio A. Fesser                        Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Craig J. Frisvold                      Vice President - Life
Minnesota Life Insurance Company       New Business
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                          Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

John F. Grundhofer                     Director
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN  55402

Mark B. Hier                           Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Christopher M. Hilger                  Director and Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

John H. Hooley                         Director
4623 McDonald Drive Overlook
Stillwater, MN 55082

Name and Principal                     Position and Offices
Business Address                        with Minnesota Life
------------------                     --------------------
Daniel H. Kruse                        Second Vice President and Actuary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, NM 55101

David J. LePlavy                       Senior Vice President, Treasurer
Minnesota Life Insurance Company       and Controller
400 Robert Street North
St. Paul, MN  55101

Richard L. Manke                       Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Jean Delaney Nelson                    Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Maria H. O'Phelan                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                    Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Dennis E. Prohofsky                    Director and Secretary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Trudy A. Rautio                        Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                      Chairman, President and Chief
Minnesota Life Insurance Company       Executive Officer
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                          Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy R. Swanson                       Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Randy F. Wallake                       Director, Executive Vice President
Minnesota Life Insurance Company       & Vice Chair
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                       Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy L. Winter                        Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                      Director, Executive Vice President
Minnesota Life Insurance Company       and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

Item 28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Universal Life Account

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)
     Capitol City Property Management, Inc.
     Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

     Minnesota Life Insurance Company
     Securian Financial Network, Inc.
     Securian Ventures, Inc.
     Advantus Capital Management, Inc.
     Securian Financial Services, Inc.
     Securian Casualty Company

     CNL Financial Corporation (Georgia)
     Capital Financial Group, Inc. (Maryland)
     H. Beck, Inc. (Maryland)
     CFG Insurance Services, Inc. (Maryland)
     Ochs, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

     Personal Finance Company LLC (Delaware)
     Enterprise Holding Corporation
     Allied Solutions, LLC (Indiana)
     Securian Life Insurance Company

     American Modern Life Insurance Company
     Balboa Life Insurance Company
     Balboa Life Insurance Company of New York
     Marketview Properties, LLC
     Marketview Properties II, LLC
     Marketview Properties IV, LLC

Wholly-owned subsidiaries of Enterprise Holding Corporation:

     Oakleaf Service Corporation

     Vivid Print Solutions, Inc.

     MIMLIC Funding, Inc.
     MCM Funding 1997-1, Inc.
     MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of CNL Financial Corporation:

     Cherokee National Life Insurance Company (Georgia)
     CNL/Insurance America, Inc.
     CNL/Resource Marketing Corporation (Georgia)

Wholly-owned subsidiary of American Modern Life Insurance Company:

     Southern Pioneer Life Insurance Company

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance
Company:

     Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

     Securian Trust Company, N.A.


Fifty percent-owned subsidiary of Enterprise Holding Corporation:

     CRI Securities, LLC


Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

Item 29. Indemnification

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Minnesota Life Variable Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

     (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

         Variable Fund D
         Variable Annuity Account
         Minnesota Life Variable Life Account
         Minnesota Life Variable Universal Life Account
         Securian Life Variable Universal Life Account
         Minnesota Life Individual Variable Universal Life Account

     (b) Directors and officers of Securian Financial Services, Inc.:

                                      Positions and
Name and Principal                       Offices
Business Address                     with Underwriter
------------------                   ----------------
George I. Connolly                   President, Chief
Securian Financial Services, Inc.    Executive Officer and
400 Robert Street North              Director
St. Paul, Minnesota 55101

Warren J. Zaccaro                    Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Gary R. Christensen                  Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Richard A. Diehl                     Vice President and
Securian Financial Services, Inc.    Chief Investment Officer
400 Robert Street North
St. Paul, Minnesota 55101

Scott C. Thorson                     Vice President - Business Operations
Securian Financial Services, Inc.    and Treasurer
400 Robert Street North
St. Paul, Minnesota 55101


                                      Positions and
Name and Principal                       Offices
Business Address                     with Underwriter
------------------                   ----------------

Loyall E. Wilson                     Senior Vice President, Chief
Securian Financial Services, Inc.    Compliance Officer and
400 Robert Street North              Secretary
St. Paul, Minnesota 55101

Suzanne M. Chochrek                  Vice President - Business
Securian Financial Services, Inc.    and Market Development
400 Robert Street North
St. Paul, Minnesota 55101


     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

 Name of            Net Underwriting  Compensation on
Principal             Discounts and    Redemption or    Brokerage      Other
Underwriter            Commissions     Annuitization   Commissions  Compensation
-----------         ----------------  ---------------  -----------  ------------

Securian Financial,
 Services Inc.         $    949,059         --             --           --


Item 31. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.

Item 32. Management Services

None.

Item 33. Fee Representation

Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 33-85496, the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Variable Universal Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 25th day of April, 2013.

                                  MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    (Registrant)

                              By: MINNESOTA LIFE INSURANCE COMPANY
                                                    (Depositor)

                                  By /s/ Robert L. Senkler
                                     -------------------------------------------
                                                 Robert L. Senkler
                                               Chairman of the Board,
                                        President and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

Signature                        Title                              Date
---------                        -----                              ----
/s/ Robert L. Senkler                                          April 25, 2013
---------------------------
Robert L. Senkler                Chairman, President and
                                 Chief Executive Officer

*                                Director
---------------------------
Mary K. Brainerd

                                 Director
---------------------------
John W. Castro

*                                Director
---------------------------
Gary R. Christensen

Signature                        Title                                 Date
---------                        -----                                 ----

*
---------------------------      Director
Sara H. Gavin

*                                Director
---------------------------
John F. Grundhofer

*                                Director
---------------------------
Christopher M. Hilger

*                                Director
---------------------------
John H. Hooley

*                                Director
---------------------------
Dennis E. Prohofsky

                                 Director
---------------------------
Trudy A. Rautio

*                                Director
---------------------------
Randy F. Wallake

*                                Director
---------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro
---------------------------      Executive Vice President       April 25, 2013
Warren J. Zaccaro                and Chief Financial Officer
                                 (chief financial officer)

/s/ Warren J. Zaccaro
---------------------------      Executive Vice President       April 25, 2013
Warren J. Zaccaro                and Chief Financial Officer
                                 (chief accounting officer)

/s/ David J. LePlavy
---------------------------      Senior Vice President,         April 25, 2013
David J. LePlavy                 Treasurer and Controller
                                 (treasurer)

/s/ Gary R. Christensen
---------------------------      Director and Attorney-in-Fact  April 25, 2013
Gary R. Christensen


* Pursuant to power of attorney dated October 15, 2012, a copy of which is filed herewith.

                                  EXHIBIT INDEX



Exhibit Number      Description of Exhibit
--------------      ----------------------

26(a)               Resolution of the Board of Trustees of The Minnesota Mutual
                    Life Insurance Company dated August 8, 1994, filed on
                    March 3, 1997 as Exhibit A(1) to the Registrant's Form S-6,
                    File Number 33-85496, Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(b)               Not Applicable.

26(c)(1)            The Amended and Restated Distribution Agreement between
                    Minnesota Life Insurance Company and Securian Financial
                    Services, Inc., filed on April 27, 2009, as Exhibit
                    24(c)(3) to Variable Annuity Account's Form N-4, File
                    Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

26(c)(2)            Agent Sales Agreement, filed on March 3, 1997 as
                    Exhibit A(3)(b) to the Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(d)(1)            Group Variable Universal Life Policy, form MHC-94-18660 Rev.
                    5-2001, filed on April 24, 2002 as Exhibit A(5)(a) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(d)(2)            Group Variable Universal Life Policy Certificate, Level
                    Death Benefit, form MHC-94-18661 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(b) to the Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 9, is hereby incorporated by reference.

26(d)(3)            Group Variable Universal Life Policy Certificate, Variable
                    Death Benefit, form MHC-94-18662 Rev. 5-2001, filed on
                    April 27, 2009 as Exhibit 26(d)(3) to the Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 20, is hereby incorporated by reference.

26(d)(4)            Special Rider for use with Group Policy, form MHC-94-18672
                    Rev. 1-95, filed on March 4, 1999 as Exhibit A(5)(d) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 4, is hereby incorporated by reference.

26(d)(5)            Spouse Coverage for use with Group Policy Certificate, Level
                    Death Benefit, form MHC-94-18670 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(e) to the Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 9, is hereby incorporated by reference.

26(d)(6)            Spouse Coverage for use with Group Policy Certificate,
                    Variable Death Benefit, form MHC-94-18671 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(f) to the Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 9, is hereby incorporated by reference.

26(d)(7)            Waiver Agreement, Certificate Supplement, for use with Group
                    Policy, form MHC-94-18676 filed on March 4, 1999 as
                    Exhibit A(5)(g) to


Exhibit Number      Description of Exhibit
--------------      ----------------------

                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 4, is hereby incorporated by reference.

26(d)(8)            Children's Rider, Certificate Supplement, for use with Group
                    Policy, form MHC-94-18679 filed on March 4, 1999 as
                    Exhibit A(5)(h)to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(9)            Accidental Death and Dismemberment Rider, Certificate
                    Supplement, for use with Group Policy, form MHC-94-18680 filed on March 4, 1999 as Exhibit A(5)(i) to Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 4, is hereby incorporated by reference.

26(d)(10)           Accelerated Benefits Agreement, for use with Group Policy, form MHC-94-18677 filed on March 13, 2000 as Exhibit A(5)(j)
                    to Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(d)(11)           Accelerated Benefits, Certificate Supplement, for use with
                    Group Policy, form MHC-94-18678 filed on March 13, 2000 as
                    Exhibit A(5)(k) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 6, is hereby
                    incorporated by reference.

26(d)(12)           Policy Rider - Children's Benefit, for use with Group
                    Policy, form MHC-94-18681 filed on March 4, 1999 as
                    Exhibit A(5)(l) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby
                    incorporated by reference.

26(d)(13)           Policy Rider - Accidental Death and Dismemberment, for use
                    with Group Policy, form MHC-94-18682 filed on March 4, 1999 as Exhibit A(5)(m) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby
                    incorporated by reference.

26(d)(14)           Policy Rider - Waiver of Premium, for use with Group Policy, form MHC-94-18683 filed on March 13, 2000 as Exhibit A(5)(n)
                    to Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(d)(15)           Individual Variable Universal Life Policy, Level Death
                    Benefit, form MHC-94-18665 Rev. 5-2001, filed on April 24,
                    2002 as Exhibit A(5)(o) to the Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 9, is
                    hereby incorporated by reference.

26(d)(16)           Individual Variable Universal Life Policy, Variable Death
                    Benefit, form MHC-94-18673 Rev. 5-2001, filed on April 24,
                    2002 as Exhibit A(5)(p) to the Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 9, is
                    hereby incorporated by reference.

26(d)(17)           Individual Policy Rider - Accelerated Benefits Agreement,
                    for use with the Individual Policy, form MHC-94-18686 filed on March 4, 1999 as Exhibit A(5)(q) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    4, is hereby incorporated by reference.

26(d)(18)           Individual Policy Rider - Accidental Death and Dismemberment
                    Benefit, for use with the Individual Policy, form
                    MHC-94-18687 filed on March 4, 1999 as Exhibit A(5)(r) to
                    Registrant's Form S-6, File



Exhibit Number      Description of Exhibit
--------------      ----------------------

                    Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(19)           Individual Policy Rider - Waiver Agreement, for use with the
                    Individual Policy, form MHC-94-18688 filed on March 4, 1999 as Exhibit A(5)(s) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby
                    incorporated by reference.

26(d)(20)           Individual Policy Rider - Children's Benefit, for use with the Individual Policy, form MHC-94-18689 filed on March 4,
                    1999 as Exhibit A(5)(t) to Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 4, is
                    hereby incorporated by reference.

26(d)(21)           Policyholder Contribution Rider, for use with the Group
                    Policy, form MHC-96-18701 filed on March 4, 1999 as
                    Exhibit A(5)(u) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby
                    incorporated by reference.

26(d)(22)           Policyholder Contribution Certificate Supplement, for use
                    with the Group Policy, form MHC-96-18702 filed on March 4,
                    1999 as Exhibit A(5)(v) to Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 4, is
                    hereby incorporated by reference.

26(d)(23)           Spouse and Child Term Life Insurance Policy Rider, for use
                    with the Group Policy, form MHC-96-18703 filed on March 4,
                    1999 as Exhibit A(5)(w) to Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 4, is
                    hereby incorporated by reference.

26(d)(24)           Spouse and Child Term Life Insurance Certificate Supplement,
                    for use with the Group Policy, form MHC-96-18704 filed
                    on March 4, 1999 as Exhibit A(5)(x) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    4, is hereby incorporated by reference.

26(d)(25)           Group Variable Universal Life Guaranteed Account Amendment,
                    for use with the Group Policy, form 00-30133 filed
                    on February 27, 2001 as Exhibit A(5)(y) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    7, is hereby incorporated by reference.

26(d)(26)           Group Variable Universal Life Guaranteed Account
                    Endorsement, for use with the Group Policy, form 00-30134
                    filed on February 27, 2001 as Exhibit A(5)(z) to
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 7, is hereby incorporated by reference.

26(d)(27)           Group Variable Universal Life Partial Surrender Amendment,
                    for use with the Group Policy, form 00-30158 filed on
                    February 27, 2001 as Exhibit A(5)(aa) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    7, is hereby incorporated by reference.

26(d)(28)           Group Variable Universal Life Partial Surrender Endorsement,
                    for use with the Group Policy, form 00-30159 filed on
                    February 27, 2001 as Exhibit A(5)(bb) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    7, is hereby incorporated by reference.



Exhibit Number      Description of Exhibit
--------------      ----------------------

26(d)(29)           Variable Universal Life Guaranteed Account Amendment, form
                    01-30390, filed on April 24, 2002 as Exhibit A(5)(cc) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(d)(30)           Variable Universal Life Partial Surrender Amendment, form
                    01-30391, filed on April 24, 2002 as Exhibit A(5)(dd) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(d)(31)           Spouse/Domestic Partner Coverage Rider, form 07-30969, filed on February 29, 2008 as Exhibit 26(d)(31) to the
                    Registrant's Form N-6, File Number 33-85496, Post-Effective
                    Amendment Number 18, is hereby incorporated by reference.

26(d)(32)           Certificate of Insurance Spouse/Domestic Partner Coverage,
                    form 07-30970, filed on February 29, 2008 as Exhibit
                    26(d)(32) to the Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 18, is hereby
                    incorporated by reference.

26(d)(33)           Policy Rider Waiver Agreement, form 07-30971, filed on
                    February 29, 2008 as Exhibit 26(d)(33) to the Registrant's
                    Form N-6, File Number 33-85496, Post-Effective Amendment
                    Number 18, is hereby incorporated by reference.

26(d)(34)           Certificate Supplement - Waiver Agreement, form 07-30972,
                    filed on February 29, 2008 as Exhibit 26(d)(34) to the
                    Registrant's Form N-6, File Number 33-85496, Post-Effective
                    Amendment Number 18, is hereby incorporated by reference.

26(d)(35)           Spouse and Child Term Life Insurance Policy Rider, form
                    07-30960, filed on February 29, 2008 as Exhibit 26(d)(35)
                    to the Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 18, is hereby incorporated by reference.

26(d)(36)           Spouse and Child Term Life Insurance Certificate Supplement,
                    form 07-30961, filed on February 29, 2008 as Exhibit
                    26(d)(36) to the Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 18, is hereby
                    incorporated by reference.

26(d)(37)           Policy Rider Accidental Death and Dismemberment Benefit,
                    form 07-30962, filed on February 29, 2008 as Exhibit
                    26(d)(37) to the Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 18, is hereby
                    incorporated by reference.

26(d)(38)           Certificate Supplement Accidental Death and Dismemberment
                    Benefit, form 07-30963, filed on February 29, 2008 as
                    Exhibit 26(d)(38) to the Registrant's Form N-6, File
                    Number 33-85496, Post-Effective Amendment Number 18, is
                    hereby incorporated by reference.

26(d)(39)          Group Policy Amendment, form 08-31041, filed on April 27,
                   2009 as Exhibit 26(d)(39) to the Registrant's Form S-6,
                   File Number 33-85496, Post-Effective Amendment Number 20,
                   is hereby incorporated by reference.

26(d)(40)          Certificate Endorsement, form 08-31042, filed on April 27,
                   2009 as Exhibit 26(d)(40) to the Registrant's Form S-6,
                   File Number 33-85496, Post-Effective Amendment Number 20,
                   is hereby incorporated by reference.

26(d)(41)          2001 CSO Tables, form 08-31049, filed on April 27, 2009 as
                   Exhibit 26(d)(41) to the Registrant's Form S-6, File Number
                   33-85496, Post-Effective Amendment Number 20, is hereby
                   incorporated by reference.

26(d)(42)          Group Insurance Policy, form 08-31055, filed on April 27,
                   2009 as Exhibit 26(d)(42) to the Registrant's Form S-6, File
                   Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(43)          Certificate of Insurance - Level Death Benefit, form 08-31056, filed on April 27, 2009 as Exhibit 26(d)(43) to the Registrant's
                   Form S-6, File Number 33-85496, Post-Effective Amendment
                   Number 20, is hereby incorporated by reference.

26(d)(44)          Certificate of Insurance - Variable Death Benefit, form 08-31057, filed on April 27, 2009 as Exhibit 26(d)(44) to the Registrant's
                   Form S-6, File Number 33-85496, Post-Effective Amendment Number
                   20, is hereby incorporated by reference.

26(d)(45)          Certificate of Insurance [Spouse] Coverage - Level Death Benefit,
                   form 08-31058, filed on April 27, 2009 as Exhibit 26(d)(45) to the
                   Registrant's Form S-6, File Number 33-85496, Post-Effective
                   Amendment Number 20, is hereby incorporated by reference.

26(d)(46)          Certificate of Insurance [Spouse] Coverage - Variable Death Benefit,
                   form 08-31059, filed on April 27, 2009 as Exhibit 26(d)(46) to the
                   Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment
                   Number 20, is hereby incorporated by reference.

26(d)(47)          Group Insurance Policy, form 08-31065, filed on April 27, 2009 as
                   Exhibit 26(d)(47) to the Registrant's Form S-6, File Number
                   33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(48)          Certificate of Insurance - Level Death Benefit, form 08-31066, filed on April 27, 2009 as Exhibit 26(d)(48) to the Registrant's Form S-6,
                   File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(49)          Certificate of Insurance - Variable Death Benefit, form 08-31067, filed on April 27, 2009 as Exhibit 26(d)(49) to the Registrant's
                   Form S-6, File Number 33-85496, Post-Effective Amendment Number 20,
                   is hereby incorporated by reference.

26(d)(50)          Certificate of Insurance [Spouse] Coverage - Level Death Benefit, form
                   08-31068, filed on April 27, 2009 as Exhibit 26(d)(50) to the
                   Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment
                   Number 20, is hereby incorporated by reference.

26(d)(51)          Certificate of Insurance [Spouse] Coverage - Variable Death Benefit,
                   form 08-31069, filed on April 27, 2009 as Exhibit 26(d)(51) to the
                   Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment
                   Number 20, is hereby incorporated by reference.

26(d)(52)          Group Policy Amendment, form 08-31017, filed on April 27, 2009 as
                   Exhibit 26(d)(52) to the Registrant's Form S-6, File Number 33-85496,
                   Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(53)          Certificate Endorsement, form 08-31018, filed on April 27, 2009 as
                   Exhibit 26(d)(53) to the Registrant's Form S-6, File Number 33-85496,
                   Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(54)          Group Life Insurance Evidence of Insurability, form 03-30567, filed on
                   April 27, 2009 as Exhibit 26(d)(54) to the Registrant's Form S-6, File
                   Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(e)(1)            Group Variable Universal Life Policy Application, form
                    MHC-94-18663 Rev. 2-96, filed on March 4, 1999 as
                    Exhibit A(10)(a)(i) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(e)(2) Group Variable Universal Life Policy, Individual Enrollment, form 00-30198, filed on February 27, 2001 as Exhibit
                    A(10)(a)(ii)to Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(e)(3)            Group Variable Universal Life Policy, Evidence of
                    Insurability form, form MHC-94-18669, filed on March 4, 1999 as Exhibit A(10)(a)(v) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(e)(4) Group Variable Universal Life Policy, Spouse Enrollment, form 00-30242, filed on February 27, 2001 as Exhibit
                    A(10)(a)(iv)to Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(e)(5) Variable Universal Life Employee Application, form 01-30392, filed on April 24, 2002 as Exhibit A(10)(a)(v)to
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(e)(6) Variable Universal Life Spouse Application, form 01-30393, filed on April 24, 2002 as Exhibit A(10)(a)(vi)to
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(e)(7)            Variable Group Universal Life Employee Application, form
                    08-31007, filed on April 27, 2009 as Exhibit 26(e)(7) to
                    the Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 20, is hereby incorporated by reference.

26(e)(8)            Variable Group Universal Life Spouse Application, form
                    08-31008, filed on April 27, 2009 as Exhibit 26(e)(8) to
                    the Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 20, is hereby incorporated by reference.

26(f)(1) Restated Certificate of Incorporation of the Depositor filed on March 4, 1999 as Exhibit A(6)(a) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    4, is hereby incorporated by reference.

26(f)(2)            Bylaws of the Depositor filed on November 23, 2004 as
                    Exhibit 26(f)(2) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 333-120704, Initial Registration
                    Statement, is hereby incorporated by reference.

26(g)               Automatic Reinsurance Agreement between Minnesota Life
                    Insurance Company and Swiss Re Life & Health America Inc.
                    filed on September 9, 2003 as Exhibit 27(g) to Registrant's
                    Form N-6, File Number 33-85496, Post-Effective Amendment
                    Number 12, is hereby incorporated by reference.

26(h)(1)(i)         Participation Agreement among Securian Funds Trust,
                    Advantus Capital Management, Inc. and Minnesota Life
                    Insurance Company, previously filed as Exhibit 26(h)(1)(i)
                    to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post Effective Amendment Number 32,
                    on April 27, 2012, is hereby incorporated by reference.

Exhibit Number      Description of Exhibit
--------------      ----------------------
26(h)(1)(ii)        Shareholder Information Agreement among Securian Funds
                    Trust and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post Effective Amendment Number
                    32, on April 27, 2012, is hereby incorporated by reference.

26(h)(2)(i)         Fund Participation Agreement between Janus Aspen Series,
                    Janus Distributors, Inc. and Minnesota Life Insurance
                    Company, filed on February 27, 2003 as Exhibit 27(h)(2)(i)
                    to Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 10, is hereby incorporated by reference.

26(h)(2)(ii)        Addendum Dated May 1, 2000 to Fund Participation Agreement
                    between Janus Aspen Series, Janus Distributors, Inc. and
                    Minnesota Life Insurance Company, filed on February 27, 2003 as Exhibit 27(h)(2)(ii) to Registrant's Form N-6, File
                    Number 33-85496, Post-Effective Amendment Number 10, is
                    hereby incorporated by reference.

26(h)(2)(iii)       Amendment to Fund Participation Agreement between Janus
                    Aspen Series, Janus Distributors, Inc. and Minnesota Life
                    Insurance Company, filed on February 27, 2003 as Exhibit
                    27(h)(2)(iii) to Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 10, is hereby
                    incorporated by reference.

26(h)(2)(iv)        Amendment Dated December 1, 2002 to Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors,
                    Inc. and Minnesota Life Insurance Company, filed on February
                    27, 2003 as Exhibit 27(h)(2)(iv) to Registrant's Form N-6,
                    File Number 33-85496, Post-Effective Amendment Number 10, is
                    hereby incorporated by reference.

26(h)(2)(v)         Amendment Dated March 1, 2004 to Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22,
                    2005 as Exhibit 26(h)(2)(v) to Registrant's Form N-6, File
                    Number 33-85496, Post-Effective Amendment Number 14, is
                    hereby incorporated by reference.

26(h)(2)(vi)        Amendment dated May 1, 2005 to the Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby
                    incorporated by reference.


26(h)(2)(vii)       Amendment Number Two to the Fund Participation Agreement
                    between Janus Aspen Series, Janus Distributors LLC and
                    Minnesota Life Insurance Company, filed on December 20, 2006 as Exhibit 24(c)(d)(vi) to Variable Annuity Account's Form
                    N-4, File Number 333-136242, Pre-Effective Amendment Number
                    2, is hereby incorporated by reference.


26(h)(2)(viii)      Rule 22c-2 Shareholder Information Agreement between Janus
                    Capital Management, LLC, Janus Services LLC, Janus
                    Distributors LLC, Janus Aspen Series and Minnesota Life
                    Insurance Company, filed on April 20, 2007 as Exhibit
                    26(h)(2)(viii) to Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 17, is hereby
                    incorporated by reference.

26(h)(3)(i)         Amended and Restated Participation Agreement among Variable
                    Insurance Products Fund, Fidelity Distributors Corporation
                    and Minnesota Life Insurance Company, filed on April 20, 2007 as
                    Exhibit 26(h)(3) to Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(3)(ii)        First Amendement to Amended and Restated Participation
                    Agreement among Minnesota Life Insurance Company, Fidelity
                    Distributors Corporation, Variable Insurance Products Fund,
                    Variable Insurance Products Fund II, Variable Insurance Products
                    Fund III and Variable Insurance Products Fund IV, previously filed on December 14, 2007 as exhibit 26(h)(4)(ii) to Minnesota Life
                    Individual Variable Universal Life Account's Form N-6, File Number
                    333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

Exhibit Number      Description of Exhibit
--------------      ----------------------

26(h)(4)            Fund Shareholder Services Agreement between Minnesota Life
                    Insurance Company and Ascend Financial Services, Inc., filed on February 27, 2003 as Exhibit 27(h)(6) to
                    Registrant's Form N-6, File Number 33-85496, Post-Effective
                    Amendment Number 10, is hereby incorporated by reference.

26(h)(5)(i)         Waddell & Reed Target Funds, Inc. Participation Agreement,
                    previously filed on February 19, 2004 as exhibit 27(h)(15)
                    to Minnesota Life Variable Life Account's Form N-6, File
                    Number 333-109853, Pre-Effective Amendment Number 1, is
                    hereby incorporated by reference.

26(h)(5)(ii)        Amendment Number One to the Target Funds Participation
                    Agreement among Minnesota Life Insurance Company, Waddell &
                    Reed, Inc. and W&R Target Funds, Inc., previously filed as
                    Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby
                    incorporated by reference.

26(h)(5)(iii)       Shareholder Information Agreement among Ivy Funds
                    Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life
                    Insurance Company, filed on April 20, 2007 as Exhibit
                    26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(5)(iv)        Second Amendment to the Target Funds Participation
                    Agreement among Minnesota Life Insurance Company,
                    Waddell & Reed, Inc. and W&R Target Funds, Inc., filed
                    on February 27, 2009 as Exhibit 24(c)(8)(n)(ii) to
                    Variable Annuity Account's Form N-4, File Number
                    333-136242, Post-Effective Amendment Number 6, is hereby
                    incorporated by reference.

26(h)(5)(v)         Third Amendment to Target Funds Participation Agreement
                    among Waddell & Reed, Inc., Ivy Funds Variable Insurance
                    Portfolios, and Minnesota Life Insurance Company, filed
                    on April 25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable
                    Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Numbers 26 and 171, is hereby
                    incorporated by reference.

26(h)(6)(i)         Participation Agreement between Lord Abbett Distributor
                    LLC and Minnesota Life Insurance Company filed on April 27,
                    2004 as Exhibit 27(h)(8) to Registrant's Form N-6, File
                    Number 33-85496, Post-Effective Amendment Number 13, is
                    hereby incorporated by reference.

26(h)(6)(ii)        Rule 22c-2 Agreement between Lord Abbett Distributor LLC and
                    Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit
                    26(h)(6)(ii) to Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(7)(i)         Participation Agreement among Van Eck Worldwide Insurance
                    Trust, Van Eck Securities Corporation, Van Eck
                    Associations Corporation and Minnesota Life Insurance
                    Company, filed on February 29, 2008 as Exhibit 26(h)(7)(i)
                    to the Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 18, is hereby incorporated by reference.

26(h)(7)(ii)        Van Eck Shareholder Information Agreement between Minnesota
                    Life Insurance Company and Van Eck Securities Corporation, filed on April 20, 2007 as Exhibit 26(h)(7)(ii) to Registrant's Form
                    N-6, File Number 33-85496, Post-Effective Amendment Number 17,
                    is hereby incorporated by reference.

26(h)(8)            Participation Agreement among Pioneer Variable Contracts Trust,
                    Minnesota Life Insurance Company, Pioneer Investment Management,
                    Inc. and Pioneer Funds Distributor, Inc., filed on August 27, 2010 as Exhibit 26(h)(8) to Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 23, is hereby incorporated by reference.

26(h)(8)(a)         Participation Agreement among Oppenheimer Variable Account Funds,
                    OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Number 2, is hereby incorporated by reference.

26(h)(8)(b)         Amendment No. 1 to Participation Agreement among Oppenheimer
                    Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life
                    Insurance Company filed on April 29, 2003  as exhibit
                    24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(8)(c)         Amendment No. 2 to Participation Agreement among Oppenheimer
                    Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life
                    Insurance Company filed on April 29, 2003  as exhibit
                    24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(8)(d)         Amendment No. 3 to the Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company, previously filed as Exhibit 26(h)(7)(iv)
                    to Minnesota Life Variable Life Account's Form N-6, File Number
                    33-3233, Post-Effective Amendment Number 23, on April 26, 2005,
                    is hereby incorporated by reference.

26(h)(8)(e)         Amendment No. 4 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company, previously filed as Exhibit 26(h)(7)(v)
                    to Minnesota Life Variable Life Account's Form N-6, File Number
                    33-64395, Post-Effective Amendment Number 13, on April 21, 2006,
                    is hereby incorporated by reference.

26(h)(8)(f)         Amendment No. 5 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company filed on December 20, 2006 as exhibit
                    24(c)(8)(k)(v) to Variable Annuity Account's Form N-4, File
                    Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(8)(g)         Amendment No. 6 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company, filed on October 4, 2007 as exhibit
                    24(c)(8)(g)(vi) to Variable Annuity Account's Form N-4, File
                    Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(8)(h)         Amendment No. 7 to Participation Agreement by and among
                    Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company effective August 1, 2010
                    previously filed on April 25, 2011 as exhibit 24(c)(8)(g)(vii) to
                    Variable Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Numbers 26 and 171, is hereby
                    incorporated by reference.

26(h)(9)(a)         Participation Agreement among MFS Variable Insurance Trust,
                    Massachusetts Financial Services Company and Minnesota Life
                    Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(i)
                    to Minnesota Life Variable Universal Life Account's Form N-6,
                    File Number 333-96383, Post-Effective Amendment Number 4, is
                    hereby incorporated by reference.

26(h)(9)(b)         Amendment No. 1 to the Participation Agreement among MFS Variable
                    Insurance Trust, Massachusetts Financial Services Company and
                    Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life
                    Account's Form N-6, File Number 333-96383, Post-Effective
                    Amendment Number 4, is hereby incorporated by reference.

26(h)(9)(c)         Amendment No. 2 to the Participation Agreement among MFS Variable
                    Insurance Trust, Massachusetts Financial Services Company and
                    Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life
                    Account's Form N-6, File Number 333-96383, Post-Effective
                    Amendment Number 4, is hereby incorporated by reference.

26(h)(9)(d)         Amendment No. 3 to Participation Agreement among MFS Variable
                    Insurance Trust, Massachusetts Financial Services Company and
                    Minnesota Life Insurance Company, previously filed as Exhibit
                    26(h)(13)(iv) to Minnesota Life Variable Life Account's Form N-6,
                    File Number 33-64395, Post-Effective Amendment Number 13, on
                    April 21, 2006, is hereby incorporated by reference.

26(h)(9)(e)         Amendment No. 4 to Participation Agreement among MFS Variable
                    Insurance Trust, Massachusetts Financial Services Company and
                    Minnesota Life Insurance Company, previously filed as Exhibit
                    26(h)(13)(v) to Minnesota Life Variable Life Account's Form N-6,
                    File Number 33-64395, Post-Effective Amendment Number 13, on
                    April 21, 2006, is hereby incorporated by reference.

26(h)(9)(f)         Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial
                    Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(9)(g)         Amendment No. 5 to Participation Agreement among MFS Variable
                    Insurance Trust, Massachusetts Financial Services Company and
                    Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(p)(vi) to Variable Annuity Account's Form N-4,
                    File Number 333-136242, Pre-Effective Amendment Number 2, is
                    hereby incorporated by reference.

26(h)(9)(h)         Fee letter dated September 1, 2010 referencing the Participation
                    Agreement by and among the MFS Variable Insurance Trust,
                    Minnesota Life Insurance and Massachusetts Financial Services
                    Company previously filed on April 25, 2011 as exhibit
                    24(c)(8)(l)(vii) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is
                    hereby incorporated by reference.

26(h)(9)(i)         Amendment No. 6 to Participation Agreement by and among MFS
                    Variable Insurance Trust, Minnesota Life Insurance Company and
                    Massachusetts Financial Services Company effective September 1,
                    2010 previously filed on April 25, 2011 as exhibit
                    24(c)(8)(l)(viii) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is
                    hereby incorporated by reference.

26(i)(1)            Investment Accounting Agreement between Securian Financial
                    Group, Inc. and State Street Bank and Trust Company, previously filed on February 26, 2003 as Exhibit 24(c)8(q) to Variable Annuity Account's Form N-4, File Number
                    333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(2)            Administration Agreement between Securian Financial Group,
                    Inc. and State Street Bank and Trust Company, previously filed on February 26, 2003 as Exhibit 24(c)8(r) to Variable
                    Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(j)               Not Applicable.

26(k)               Opinion and consent of Chad M. Bigalke, Esq.

26(l)               Actuarial opinion of Brian C. Anderson, FSA.

26(m)               Calculations.

26(n)               Consent of KPMG LLP.

26(o)               Not Applicable.

26(p)               Not Applicable.

26(q)               Redeemability exemption, filed on April 20, 2007 as Exhibit
                    26(q) to Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(r)               Minnesota Life Insurance Company - Power of Attorney to Sign
                    Registration Statements.
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